Exhibit 99.2 Schedule 2

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Dummy ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
39572749	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	No	Not Applicable	Not Applicable	803	790	41.502%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 2/XX/2024, the subject mortgage was originated on xx
There is one civil judgment open against the borrower in the amount of xx with xx.
There are two state tax liens, and one of them is prior against the borrower xx in favor of the State of California, which were recorded on different dates.
There are two IRS liens, and one of them is prior against the borrower xx in the amount of xx in favor of the Internal Revenue Service, which were recorded on different dates.
There are multiple prior judgments against the borrower xx in the amount of xx  which were recorded on different dates. UT shows multiple judgments found by common name.
The first installment of county taxes for xx is paid off in the amount of xx on xx.
The second installment of county taxes for 2023 is due on 4/XX/2024 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.
According to the seller's tape as ofxx , the borrower is current with the loan and the next payment date i sxx . The last payment date is unable to determine. The current P&I is xx with an interest rate of xx . The UPB as tape data is xx	Collections Comments:The loan is performing.
According to the seller's tape as of xx , the borrower is current with the loan and the nexxt payment date is xx . The last payment date is unable to determine. The current P&I isxx with an interest rate ofxx  The UPB as tape data is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR#1 has 10 months on the job as a xx
BWR#2 has 5.91 years on the job as an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing or error on the Rate Lock	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +xx
The below fees were included in the test:
Loan Document Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: xx
Loan fails qualified mortgage lending policy points and fees test due to fees charged $15,332.06 exceeds fees threshold of $xx   over by +xx
The below fees were included in the test:
Loan Document Fee paid by Borrower:xx
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx "
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the homeownership counseling certificate is missing. Further details not provided."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate datedxx does not reflect Points - Loan Discount Fee. Final CD dated 02/XX/2022 reflects Points - Loan Discount Fee at xx This is an increase in fee ofxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated onxx and the SOL is 1-year has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39687630	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	49.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 2/XX/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. No prior year's delinquent taxes have been found.	According to the payment history as of xx , the borrower is current with the loan. The next due date is 2/XX/024. The last payment was received onxx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan. The nexxt due date isxx . The last payment was received onxx in the amount of xx  with an interest rate of xx  which was applied for the due date of xx . The current UPB is xx .
No foreclosure and bankruptcy evidence has been found.
BWR has been xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the credit report dated xx was more than 120 days old on the closing date of xx and fails to meet the guideline requirement. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6746353	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.500%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.572%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 02/XX/2024, the subject mortgage was originated on xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as ofxx the borrower is current with the loan. The next due date is xx . The last payment was received on xx in the amount of xx with an interest rate ofxx which was applied for the due date ofxx The current UPB is xx .	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/XX/2024, the borrower is current with the loan. The nexxt due date is 3/XX/024. The last payment was received on 2/XX/024 in the amount of $1,899.46 with an interest rate of 3.500% which was applied for the due date of 2/XX/024. The current UPB is $XX.
No bankruptcy and foreclosure evidence has been found.
BWR receives SSI, or retirement income.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows GNMA seasoning was not met. The subject loan is insured and meets VA requirements. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.57%, as the borrower’s income isxx , and total expenses are in the amount of xx . The loan was underwritten by DU (xx) and its recommendation is Refer/Eligible with a DTI of 49.57%. BWR 1X30 at origination, 0X30 last 20 months."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70585203	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	Yes	677	Not Applicable	40.873%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 02/XX/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of xx on xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx , the borrower is current with the loan and the next due date for the regular payment isxx . The last payment was received on xx in the amount of PITI xx which was applied for the due date of xx The current P&I is xx and the rate of interest isxx The current UPB is xx .	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 2/XX/2024, the borrower is current with the loan and the nexxt due date for the regular payment is 3/XX/024. The current UPB is $XX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated 8/XX/2023, the subject property was occupied by the owner. No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx  reflects Points - Loan Discount Fee atxx  and Mortgage Broker Fee at xx . Final CD dated xx  reflects Points - Loan Discount Fee at xx  and Mortgage Broker Fee at xx This is an increase in fee ofxx  for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx  and the SOL is 1 year.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx  reflects the sum of Section C fees and Recording fee at xx . Final CD dated xx  reflects the sum of Section C and Recording fee atxx . This is a cumulative increase ofxx  for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx  and the SOL is 1 year."
																																																																																							* LE/CD Issue date test Fail (Lvl 3) "Tape shows loan fails delivery and timing test for CD dated xx . Infinity CE results also fail delivery and timing tests for the revised closing disclosure datedxx . The document tracker is missing, and 3 business days were added to get the receipt date of xx , which is after the consummation date of xx ."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.87%. The tape shows two months of bank statements for assets submitted in the amount of $433K and verification of business operations active prior to closing are missing from the loan documents. Further details were not provided. Lender defect. The subject loan originated on xx , and the 3-year SOL is active. BWR has been SE for 7 years, FICO 677, 0X30 since inception, and $314k equity in the subject."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57775085	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	747	56.491%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 2/XX/2024, the subject mortgage was originated on xx
There are 2 prior state tax liens against the borrower in favor of State of Ohio Department of xx for the amount of xx  recorded on xx  and xx .
There is a prior credit card judgment against the borrower in favor of xx
There is a prior IRS lien against the borrower’s xx in favor of Department of the xx  recorded on xx . The SSN# doesn’t match with the borrower “xx .
The first installment of combined taxes for 2023 was paid in the amount of xx .
The second installment of combined taxes for 2023 is due in the amount of $1,493.66.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx , the borrower is current with the loan and the next due date isxx . The last payment was received onxxin the amount of xx which was applied to the due date ofxx . The unpaid principal balance is xx. The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently performing and the nexxt due date is 3/XX/024.
The last payment was received on 2/XX/024 in the amount of $726.96 which was applied to the due date of 2/XX/024. The unpaid principal balance is $XXn has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR receives SSI, or retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 56.49%. Tape shows the gift/asset amount submitted in DU is incorrect. Per DU, total available assets of $xx satisfy the cash to close requirement of $xx . Further details not provided. Lender defect. The subject loan originated on xx , and the 3-year SOL is active. BWR receives SSI income, FICO 646, 0X30 since inception, and $3k equity in the subject."
* Compliance Testing (Lvl 2)     "Loan failed xx Test threshold test due to APR calculated 8.532% exceeds APR threshold of 8.365% over by +0.167%.Subject loan is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.296% exceeds APR threshold of 7.870% over by +0.426%. Subject loan is escrowed."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on 01/XX/2023 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/XX/2022 does not reflect Points - Loan Discount Fee, CD dated 01/XX/2023 reflects Points - Loan Discount Fee at xx This is an increase in fee of $xx  for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx  and the SOL is 1 year."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.532% exceeds APR threshold of 7.870% over by +0.662%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38913427	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	Not Applicable	39.675%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 2/XX/2024, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of $799.93.
Water/sewer taxes are delinquent in the amount of $87.08 on 3/XX/024.

According to the latest payment history as of xx , the borrower is current with the loan and the next due date is xx The last payment was received onxx in the amount of xx which was applied to the due date of xx . The unpaid principal balance is xx The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently performing and the nexxt due date is 3/XX/024.
The last payment was received on 2/XX/024 in the amount of $2,857.23 which was applied to the due date of 2/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 2/XX/024, the subject property is owner occupied.
As per the comment dated 2/XX/024, the reason for default is exxcessive obligation.
No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsurable as it failed the FHA’s flipping rule. The review of the appraisal report shows the date of the prior sale or transfer isxx in the amount of xx . The subject purchase price on xx was xx . The subject has been extensively renovated. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76453138	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	646	698	47.803%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/XX/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx the borrower is current with the loan and next due date is xx . The last payment was received onxx in the amount of xx which was applied for the due date of xx . The current P&I is xx and PITI is xx . The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 2/XX/024, the borrower is current with the loan and nexxt due date is 3/XX/024. The UPB is $XX
No damages have been reported.
Unable to determine current condition and occupancy of the property.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "A loan fails the NC rate spread home loan test due to the calculated APR of 11.292% exceeds APR threshold of 9.220% over by +2.072%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx  reflects Appraisal Fee at xx  CD dated xx  reflects Appraisal Fee at xx  This is an increase in fee ofxx  for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 11/XX/2023 and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx  over by xx
The below fees were included in the test:
Application Fee paid by Borrower:xx
Commitment Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx

Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 11.185% exceeds APR threshold of 9.970% over by +1.215%."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.80%. Tape shows the lender miscalculated BWR2 1099 income used to qualify. Also, the lender failed to document proof for the omission of debts paid by businesses. The revised DTI is 52.21%. Further details were not provided. Lender defect. Subject loan originated on xx , and the 3-year SOL is active. BWR has 15 years on the job as xx, BWR2 has been SE for more than 20 years, FICO 646, 0X30 since inception, and $70K equity in the subject."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 11.292% exceeds APR threshold of 9.220% over by +2.072%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 11.185% exceeds APR threshold of 9.220% over by +1.965%.Subject loan is escrowed.

																																																																																								Loan failed qualified mortgage APR threshold test due to APR calculated 11.185% exceeds APR threshold of 9.220% over by +1.965%.Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23655288	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.937%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	25.885%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 02/XX/2024, the subject mortgage was originated on xx
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The second installment of county taxes for 2023 is due on 4/XX/2024 in the amount of $7,269.15.
According to the payment history as of xx , the borrower is current with the loan. The last payment was received on xx , which was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/XX/024, the borrower is current with the loan. The last payment was received on 3/XX/2024, which was applied for the due date of 3/XX/024 and the nexxt due date for payment is 4/XX/024. The P&I is $XX and PITI is $7,018.18. The UPB reflected as per the payment history is $XXbject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Final Application Incomplete (Lvl 3) "Lender loan information section is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated at 4.972% exceeds APR threshold of 4.510% over by +0.462%.The subject loan is escrowed."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit on closing disclosure dated xx . The initial LE dated xx reflects lender credit at $15,469.00. The final CD dated 7/XX/021 reflects lender credit at $2,656.25 (broker compensation fee paid by lender). This is a decrease of xx for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. Loan failed charges that in total cannot increase more than 10% tolerance test. The initial LE dated 6/XX/2021 reflects the recording fee at $xx . The final CD, dated 7/XX/021, reflects the recording fee at xx This is an increase in the fee of xx for charges that cannot increase more than 10% test. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx , and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13213182	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	724	Not Applicable	24.816%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 5/XX/2024, the subject mortgage originated on xx
No active judgments or liens were found.
The 2023 county annual taxes were paid in the amount of $8,046.02 on 11/XX/2023.
The annual water charges for 2024 are delinquent in the amount of $144.77, which are payable through 5/XX/2024.
According to the payment history as of xx the borrower is current with the loan, and the next due date isxx . The last payment was received onxx in the amount of xx , which was applied for the due date oxx . The current monthly P&I is xx with an interest rate of xx . The current UPB is xx .	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/XX/2024, the borrower is current with the loan, and the nexxt due date is 6/XX/024. The current UPB is $XX.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the seller’s tape data, the subject property has been occupied by the owner.
As per the servicing comment dated 09/XX/2022, the roof of the subject property was damaged due to hurricane. The cost of repair is not available. Further details were not found. Unable to determine whether the repairs are completed or not.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows that the post-CD correction issued on xx was more than 60 days after the consummation date of xx . Further details not provided."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the initial closing disclosure delivery date test due the initial closing disclosure receipt date is provided 03/XX/2022 and the initial closing disclosure receipt date is less than three business days from the consummation date xx
* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 2/XX/022 reflects Mortgage Broker fee at xx . CD dated xx  reflects Mortgage Broker fee at xx This is an increase in fee of xx  for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase case, originated on 3/XX/022 and the 1-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.426% exceeds APR threshold of 5.110% over by +0.316%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22714320	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	17.327%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/XX/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installments of county taxes for 2023 have been paid in the amount of $6,805.73 on 11/XX/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx , the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx The current P&I is xx with an interest rate ofxx . The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/XX/024, the borrower is current with the loan, and the nexxt due date is 6/XX/024. The current UPB is $XX.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan fails the APR threshold test. Infinity compliance result also shows that the loan failed the HPML threshold test. The subject loan is escrowed."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx does not reflect Mortgage Broker Fee. Final CD dated xx reflects Mortgage Broker Fee at xx  This is an increase in fee of xx  for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx  and the 1 year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § xx (a) (1)) due to an APR calculated at 8.374% exceeds APR threshold of 7.380% over by +0.994%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32767067	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	728	49.620%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/XX/2024, the subject mortgage originated on xx
There is a prior child support lien found against the borrower in favor of the county of xx  which was recorded on xx . The SSN mentioned in the supporting document does not match the subject borrower.
There is a prior civil judgment found against the borrower in favor of xx  in the amount of xx which was recorded onxx . The SSN mentioned in the supporting document does not match the subject borrower.
There are 2 prior credit card judgments found against the borrower in favor of xx  in the total amount of xx  which were recorded on 0xx & xx . The SSN mentioned in the supporting document does not match the subject borrower.
There is a prior state tax lien found against the borrower in favor of xx of the State of California in the amount of xx  which was recorded onxx . The SSN mentioned in the supporting document does not match the subject borrower.
There is a prior state tax lien found against the borrower in favor of The California Department of Tax and Fee Administration in the amount of xx  which was recorded on xx .
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $22,192.46 on 12/XX/2023 & 04/XX/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The last payment was received in the amount of PITI xx on xx which applied to the due date of xx The current P&I is xx and the current rate of interest isxx The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing
According to the payment history as of 5/XX/2024, the borrower is current with the loan and the nexxt due date for the regular payment is 6/XX/024. The current UPB is $XX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
xx
BWR2 employment details are not available.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.62%. Tape shows BWR qualified using a 12-month P&L statement that was not approved or completed by CPA. Further details not provided. Lender defect. Subject loan originated onxx and the 3-year SOL is active. BWR has been SE at xx for 1.5 years, FICO 742 and $1M equity in the subject"		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16373717	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.875%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	778	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/XX/2024, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor of xx” in the amount of xx  which originated on xx  and recorded on xx
There is an active junior mortgage against the subject property in favor of  xx  in the amount of xx  which originated on xx  and recorded on xx
The second installment of town taxes for 2023 is partially paid in the amount of $73.65 on 4/XX/024.
The second installment of town taxes for 2023 is due on 7/XX/2024 in the amount of $445.04.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan. The last payment was received onxx , which was applied for the due date of xx and the next due date for payment isxx The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx .	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/XX/2024, the borrower is current with the loan. The last payment was received on 5/XX/2024, which was applied for the due date of 5/XX/024 and the nexxt due date for payment is 6/XX/024. The P&I is $XXnd PITI is $920.47. The UPB reflected as per the payment history is $XXence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows, subject property's zoning compliance is legal non-confirming and requires variance to rebuild. Appraiser comments in supplemental addendum shows that the subject property exists in an area zoned for commercial use, and in the event of a disaster, in order to rebuild the subject property as multi-family dwelling, a land use variance would need to be submitted to the xx. Also, the subject garage does not have a driveway bib for street access, which reduces the functional utility of the garage, limited to storage in the market area. Further details not provided. XX search shows an estimated value of xx K. Current UPB xx . Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27322241	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.642%	360	xx	xx	xx	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	684	611	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	Not Applicable	7.500%	$980.48	04/XX/2021	Financial Hardship	As per the updated title report dated 05/XX/2024, the subject mortgage was originated on xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The next due date is xx . The last payment was received on xx in the amount of xx with an interest rate ofxx which was applied for the due date of xx . The current UPB isxx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/XX/2024, the borrower is current with the loan. The nexxt due date is 5/XX/024. The last payment was received on 4/XX/2024 in the amount of $980.48 with an interest rate of 7.500% which was applied for the due date of 4/XX/024. The current UPB is $XX.
No bankruptcy and foreclosure evidence has been found.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of xx and the new modified principal balance is xx The borrower agreed to pay the modified monthly P&I of $XX a modified interest rate ofxx starting on xx and continuing until the new maturity date of xx . There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows limited documents. Review of the loan file shows multiple documents are missing. Infinity could not test regulatory compliance due to the missing HUD-1."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the loan file located at "Collateral Pg#9 " shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "Collateral Pg#11"."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64419296	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.790%	360	xx	xx	xx	ARM	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	623	503	54.964%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$1,151.01	6.000%	$981.53	01/XX/2020	Financial Hardship	The review of the updated title report dated 05/XX/2024 shows that the subject mortgage was originated on xx
There are 2 junior mortgages against the subject property. The first junior mortgage against the subject property in favor of xx
There is state tax lien or warrant found against the subject borrower in favor of xx
There are 2 credit card judgment or consumer debt found against the subject borrower in the total amount of $7,552.82 filed by different plaintiffs and recorded on different dates.
There are 9 civil judgments found against the subject borrower in the total amount of $15,562.84 filed by different plaintiffs and recorded on different dates.
The annual combined tax for 2023 has been paid in the amount of $1,737.78 on 08/XX/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx , the borrower is current with the loan and the next due date is xx . The last payment was received on xxin the amount xx (PITI) which was applied for the due date of xx . The monthly P and I is in the amount of xx with an interest rate ofxx . The current unpaid principal balance is xx	Collections Comments:The current status of the loan is current.
According to the payment history as of 04/XX/2024, the borrower is current with the loan and the nexxt due date is 04/XX/2024. The last payment was received on 04/XX/2024 in the amount of $1,126.35 (PITI) which was applied for the due date of 03/XX/2024. The monthly P and I is in the amount of $981.53 with an interest rate of 6.000%. The current unpaid principal balance is $XX.
The modification agreement signed between the borrower and lender with an effective date of 12/XX/2019.
xx
No evidence has been found regarding litigation and contested matter.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
As per latest property inspection report dated 04/XX/2024 located at “BPO” the subject property is owner occupied.
No information has been found related to damage or repairs.
No comments have been found stating the borrower was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xxThe bankruptcy was discharged on xx and also got terminated on xx. The date of last filing bankruptcy was xx.	The modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx out of which $xx is interest bearing amount and deferred balance is xx . The borrower had promised to pay the monthly P&I ofxx beginning from xx and a new maturity date ofxx with modified interest ratexx . There is no principal forgiven amount.	Affiliated Business Disclosure Final Truth in Lending Discl. Flood Certificate Hazard Insurance Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at “Collateral Page#13“shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at “NOTE”."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test due to Calculated APR 10.019% exceeds the disclosed APR of 0.000% over by 10.019%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM; loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certification document is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy document is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC. The following state disclosures are missing in the loan documents;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
3. Attorney Selection Disclosure."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "The note states that if the index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	667	550
53600783	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$644.96	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	15.450%	360	xx	xx	xx	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	621	Not Applicable	28.344%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$361.51	01/XX/2022	Financial Hardship	According to the updated title report dated 5/XX/2024, the subject mortgage was originated on xx
There is a junior mortgage that was originated on xx
There is a civil judgment against the borrower in favor of XX for the amount of $14,611.97 recorded on 7/XX/2014 and renewed on 4/XX/2024.
The annual county taxes for 2023 are delinquent in the amount of $644.96 on 12/XX/2024, which were good through 5/XX/2024.
According to the latest payment history as of xx the borrower has been currently delinquent for 1 month and the next due date is xx . The last payment was received on xx in the amount of xx which was applied to the due date ofxx . The unpaid principal balance is xx The current P&I isxx and the interest rate is xx .	Collections Comments:The loan is currently in collection and the nexxt due date is 4/XX/024.
The last payment was received on 4/XX/2024 in the amount of $430.07 which was applied to the due date of 3/XX/024. The unpaid principal balance is $XX
The loan has been modified.
The foreclosure was not initiated.
xx
As per the BPO report dated 1/XX/2021 (BPO), the subject property is occupied.
As per the comment dated 1/XX/2022, the borrower xx” deceased on xx.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xxTherefore, the unsecured portion is $0.00. The MFR was filed on xx and order on MFR was filed on xx. As per the chapter 13 trustee’s final report dated xx, the creditor xx has been paid in the amount of $8,058.40. The debtor was dismissed on xx and the case was terminated on 10/XX/2021. The date of last filing is xx.

The modification agreement was made onxx between the borrowers xx and the servicer. xx As per the modified terms, the new principal balance ixx . The borrower agreed to pay the P&I ofxx and an interest rate of xx beginning on xx until the maturity date of xx

Affiliated Business Disclosure Final Truth in Lending Discl. Flood Certificate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows limited documents. Review of the loan file shows multiple documents are missing. Infinity could not test regulatory compliance due to the missing HUD-1."	* Final TIL Missing or Not Executed (Lvl 2) "The initial truth in lending disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15941649	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	2.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	44.320%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/XX/2024, the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. Tax status is to follow.	According to the payment history as ofxx the borrower has been delinquent for 1 month. The last payment was received onxx, which was applied for the due date ofxx and the next due date for payment is xx . The P&I is $XXITI is xx . The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 5/XX/024, the borrower has been delinquent for 1 month. The last payment was received on 4/XX/024, which was applied for the due date of 3/XX/024 and the nexxt due date for payment is 4/XX/024. The P&I is $XXnd PITI is $1,075.61. The UPB reflected as per the payment history is $XXubject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
xx
BWR receives SSI, or retirement income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test." * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.32%, as the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (XX) and its recommendation is Approve/Eligible with a DTI of 44.32%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	512	Not Applicable
63776014	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	742	767	41.950%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/XX/2024 shows that the subject mortgage was originated on xx No active judgments or liens were found. The annual town taxes for 2024 were paid in the amount of $5,358.08. No prior year’s delinquent taxes have been found.	According to the payment history as ofxx , the borrower is current with the loan and the next due date for the regular payment is xx . The last payment was received in the amount of PITI xx on xx which applied to the due date of xx . The current P&I is xx and the current rate of interest isxx . The current UPB is xx .	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 5/XX/024, the borrower is current with the loan and the nexxt due date for the regular payment is 5/XX/024. The current UPB is $XX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
xx
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. According to the payment history as ofxx , the borrower is current with the loan and the next due date for the regular payment is xx . The current UPB is xx ."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	594	724
39894295	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.000%	180	xx	xx	xx	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	28.497%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.000%	$562.80	03/XX/2023	Financial Hardship	As per the review of the updated title report dated 05/XX/2024, the subject mortgage originated on xx
There is a junior partial claim mortgage against the subject property in favor of the xx in the amount of xx , which originated on xx  and was recorded on xx
No active liens or judgments were found against the borrower or subject property.
The annual combined taxes were paid in the amount of $108.55 on 12/XX/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx, the borrower is current with the loan and the next due date is xx . The last payment was received onxx in the amount of xx which was applied to the due date of xx . The current monthly P&I isxx and the interest rate isxx . The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 04/XX/2024, the borrower is current with the loan and the nexxt due date is 05/XX/2024. The current UPB is $XX
As per the collection comments, the foreclosure was initiated in 2022. As per the servicing comment dated 12/XX/2022, the foreclosure action was placed on hold due to loss mitigation. Further details are not provided. As per the comment dated 2/XX/2023, the FC action was closed. The loan was modified on 2/XX/2023 with a modified UPB of $xx
No evidence of bankruptcy filed by the borrower was found.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
xx
Foreclosure Comments:As per the collection comments, the foreclosure was initiated in 2022. As per the servicing comment dated 12/XX/2022, the foreclosure action was placed on hold due to loss mitigation. Further details are not provided. As per the comment dated 2/XX/2023, the FC action was closed.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower "xx and servicer "xx ". with an effective date of xx The new modified unpaid principal balance is xx The borrower agreed to pay the modified UPB with an interest rate of xx and monthly P&I of $XXting on xx The new maturity date is xx	Affiliated Business Disclosure Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is a seasoned loan that has been sold several times and has limited documents. Further details not provided."
* Missing credit report (Lvl 3) "Missing credit report."	* Good Faith Estimate missing or unexecuted (Lvl 2) "The final good faith estimate is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "The mortgage insurance certificate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The subject property is located in South Carolina. The following state disclosures are missing in the loan file.
1. Agent Preference Disclosure.
2. Casualty Insurance Disclosure.
3. Manufactured Home Loan Disclosures."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85221815	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	XX	XX	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	528	Not Applicable	45.246%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 5/XX/2024, the subject mortgage was originated onxx
There are multiple notice of pendency (water/sewer/utilities) on the subject property were recorded on different dates in the total amount of xx with different plaintiffs.
The 1st installment of county taxes for 2023/2024 was paid off in the amount of $1,789.53 on 12/XX/023.
The 2nd installment of county taxes for 2023/2024 was paid off in the amount of $1,789.52 on 2/XX/2024.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx , the borrower is current with the loan and the next due date of payment isxx . The last payment was received onxx in the amount of xx which applied for xx The current P&I is xx with an interest rate ofxx The UPB as of the date mentioned in the updated payment history is xx . As per the collection comments dated xx the deferment approved for 2 months.	Collections Comments:The loan is performing.
According to the review of payment history as of 5/XX/024, the borrower is current with the loan and the nexxt due date of payment is 5/XX/024. The UPB as of the date mentioned in the updated payment history is $XXservicing comment dated 11/XX/2022, foreclosure was initiated in the loan in 2022. As per servicing comment dated 11/XX/2022, the loan was reinstated and the foreclosure has been closed.
No bankruptcy-related details have been found.
As per the servicing comment dated 06/XX/2022, the reason for default is curtailment of income.
As per servicing comment dated 06/XX/2022, the borrower’s income was impacted by Covid-19.
As per latest BPO dated 11/XX/2023, the subject property is owner-occupied and in average condition.
xx
Foreclosure Comments:As per servicing comment dated 11/XX/2022, foreclosure was initiated in the loan in 2022. As per servicing comment dated 11/XX/2022, the loan was reinstated and the foreclosure has been closed.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Transmittal (1008)	3: Curable	* Compliance Testing (Lvl 3) "Tape shows that the subject loan failed the TRID compliance test. Infinity's compliance report does not fail any TRID compliance test. Subject loan originated on xx , and the 3-year ATR SOL is expired."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.24% and closed onxx . File does not contain any credit related data or docs. Unable to review loan for ATR. 3-year ATR SOL is expired."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $6,240.00 exceeds fees threshold of $5,043.74 over by xx .
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx xx
Processing Fee paid by Borrower:xx
Underwriting Fee paid by Borrower: xx

Loan failed qualified mortgage safe harbor threshold due to an APR calculated at 8.186% exceeds APR threshold of 5.890% over by +2.296%. Subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $6,240.00 exceeds fees threshold of $5,043.74 over by +$1,196.26.
The below fees were included in the test:
Administration Fee paid by Borrower: $65.00
Loan Origination Fee paid by Borrower: $3,530.00
Processing Fee paid by Borrower: $1,350.00
Underwriting Fee paid by Borrower: $1,295.00.

Loan fails GSE (Freddie Mac public guidelines) HPML loan type test due to loan is a HOEPA higher-priced mortgage loan that is not eligible for purchase by Freddie Mac because it is an ARMS with an Initial Period."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.186% exceeds APR threshold of 5.890% over by +2.296%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 8.186% exceeds APR threshold of 5.890% over by +2.296%. Subject loan is escrowed."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.246%, as the borrower’s income is $7,519.20, and total expenses are in the amount of $3,402.16. AUS report is missing from the loan documents. Subject loan originated on 7/XX/019 and the 3-year SOL is expired."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64739085	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.625%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	618	Not Applicable	64.435%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 5/XX/2024, the subject mortgage was originated on xx
No active judgments or liens found
The annual combined taxes for 2023 were paid off in the amount of $638.14 on 10/XX/2023.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx , the borrower is currently delinquent for 1 month and the next due date of payment is xx . The last payment was received on xx in the amount of xx which applied for xx . The current P&I is xx with an interest rate of xx The UPB as of the date mentioned in the updated payment history is xx . As per the collection comments datedxx , the deferment approved..	Collections Comments:The loan is in collection.
According to the review of payment history as of 5/XX/2024, the borrower is currently delinquent for 1 month and the nexxt due date of payment is 4/XX/024. The UPB as of the date mentioned in the updated payment history is $XXclosure activity has been found.
No bankruptcy-related details have been found.
As per the comment dated 8/XX/022 the borrower’s income was impacted by covid-19.
As per latest BPO dated 04/XX/2024 located at BPO, the subject property is owner-occupied and in average condition.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	4: Unacceptable	* DTI > 60% (Lvl 4)	* Application Missing (Lvl 2) "The signed copy of final 1003 is available at 2002770044 Flanagan. The document is faded and the values are not clearly visible."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 2)     "The home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "The home equity loan copy of document is missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "The home equity loan interest & fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "The home equity loan notice of address for borrower notification of violation is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX. The following state disclosures are missing in the loan file;
1) TX Loan Agreement Notice
2) Commitment Requirement/Anti-Tying
3) Choice of Insurance Notice
4) Collateral Protection Insurance Disclosure
5) Non-Deposit Investment Product Disclosure Are there any promotional materials?
																																																																																								6) Insurance Solicitation/Post Commitment Requirement."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56849566	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	34.143%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 5/XX/2024, the subject mortgage originated on xx There are two prior state tax liens found against the subject borrower in the total amount of xx filed by the State of Ohio, which were recorded on xx The first installment of county taxes for 2023 was paid in the amount of $1,775.32 on 1/XX/2024. The second installment of county taxes for 2023 is due in the total amount of $1,773.92 on 7/XX/2024. The water charges for 2024 are delinquent in the amount of $611.85, which were good through 5/XX/2024.	According to the payment history as ofxx the borrower has been delinquent for one month with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current monthly P&I is xx with an interest rate ofxx The current UPB is xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 4/XX/2024, the borrower has been delinquent for one month with the loan, and the nexxt due date is 4/XX/024. The current UPB is $XX.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per seller tape data, Freddie Mac audited this file after the borrower went 60 days late on consecutive payments. According to the payment history as of 4/XX/2024, the borrower has been delinquent for one month with the loan, and the next due date is xx . The current UPB is xx ."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Appraisal report is as is, but additional comments and a photo addendum show peeling paint on trim around the garage door and birds nest in the dryer vent. The estimated cost to cure isxx D is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved at 34.14%. Tape shows income miscalculation and the investor disagreed with income calculations. BWR is qualified based on salaried income. Further details not provided. Lender defect. The subject loan originated on 10/XX/2018, and the 3-year SOL is expired. BWR has 1 month on the new job as a XX and $18K equity in the subject. BWR has multiple prior employment experiences."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.029% exceeds APR threshold of 6.140% over by +0.889%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.029% exceeds APR threshold of 6.140% over by +0.889%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	522	Not Applicable
62583855	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.653%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/XX/2024, the subject mortgage was originated on xx No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as ofxx the borrower is current with the loan. The next due date isxx . The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx . The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/XX/2024, the borrower is current with the loan. The nexxt due date is 5/XX/024. The last payment was received on 4/XX/2024 in the amount of $948.77 with an interest rate of 5.000% which was applied for the due date of 4/XX/024. The current UPB is $XX.
No bankruptcy and foreclosure evidence has been found.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Hazard Insurance Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.496% exceeds APR threshold of 6.150% over by +0.346%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from the loan files."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from the loan file."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79188497	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	4.625%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	626	644	52.673%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/XX/2024, the subject mortgage was originated on xx There is state tax lien found against the borrower in favor of xx in the amount of xx which was recorded on xx. The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $3,355.18 on 10/XX/2023 and 02/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx , the borrower is current with the loan, and the next due date is xx . The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx . The monthly P&I is in the amount of $xx with an interest rate ofxx . The current UPB is xx . As per servicing comment dated xx , the borrower stated that he will make a part payment oxx for the months of Jan and Feb 2023. Payment history reflects payments for Jan and Feb 2023, which were applied in the amount of xx .	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/XX/2024, the borrower is current with the loan, and the nexxt due date is 5/XX/024. The last payment was received on 4/XX/2024 in the amount of $1,663.90 (PITI), which was applied for the due date of 4/XX/024. The monthly P&I is in the amount of $1,289.53 with an interest rate of 4.625%. The current UPB is $XX As per servicing comment dated 04/XX/2024, the borrower stated that he will make a part payment of $897.91 for the months of Jan and Feb 2023. Payment history reflects payments for Jan and Feb 2023, which were applied in the amount of $897.91 each.
No evidence has been found regarding the current/prior foreclosure proceedings.
xx. No more evidence is available regarding current bankruptcy status.
No evidence has been found regarding litigation and contested matter
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR#1 has 6.66 years on the job as lxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan does not meet the seasoning period requirement prior to obtaining a case number. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx reflects Appraisal Re-Inspection Fee atxx . Final CD dated xx  reflects Appraisal Re-Inspection Fee at xx . This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. Initial LE dated 06/XX/2018 reflects the sum of Section C fees and Recording fee at xx . Final CD dated xx  reflects the sum of Section C and Recording fee at xx $2,138.00. This is a cumulative increase ofxx  for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance, originated on 07/XX/2018 and 3-years SOL is expired."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.673%, as the borrower’s income is $4,940.62 and total expenses are in the amount of $2,602.38 and the loan was underwritten by DU (Locator#XX Pg#17) and its recommendation is Approve/Eligible with a DTI of 52.67%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	619	Not Applicable
74811621	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	XX	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	696	40.087%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 6/XX/2024, the subject mortgage was originated on xx
There is a notice of delinquent assessment lien (HOA lien/COA lien) with xx trustee sale officer of xx
There is a certificate of amount of tax interest and penalties due (state tax lien or warrant) from the ‘xx  of the State of Nevada’ against the borrower xx
The quarterly county taxes for 2023 were paid off in the amount of $1,512.87 on 8/XX/2023, 10/XX/023, 1/XX/024 and 2/XX/2024 respectively.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as ofxx the borrower is current with the loan and the next due date of payment isxx The last payment was received on xx in the amount of xx which applied for xx The current P&I is xx with an interest rate of xx . The UPB as of the date mentioned in the updated payment history is xx . There are multiple transactions made on xx in the total amount of xx that were applied to multiple due dates from xx toxx . As per the comment dated xx the borrower has made the payment..	Collections Comments:The loan is performing.
According to the review of payment history as of 6/XX/024, the borrower is current with the loan and the nexxt due date of payment is 6/XX/024. The UPB as of the date mentioned in the updated payment history is $XXclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ComplianceEase RESPA Test Failed (Lvl 3) "The loan failed the RESPA timing test because the loan estimate, settlement services provider list, and homeownership counseling organization disclosure were issued 4 days after the initial application date. The initial loan application date is xx , and the documents are dated xx ."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan failed the SSPL document date test. The loan originator received the initial application on xx . The SSPL document date is 12/XX/2021, which is more than 3 business days from the initial application date of xx "
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 40.08%. The tape shows an income miscalculation and employment misrepresentation. The revised DTI is 46.97%. Further details were not provided. BWR defect. The subject loan originated on xx , and the 3-year SOL is active. BWR has 4.16 years on the job as an associate at XX., and BWR2 has been SE for 4 years at XX, with a FICO of 696 and 29K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial loan estimate dated xx delivered on xx  which is more than 3 business days from initial application date xx . Subject loan is purchase case, originated on xx  and the 1-year SOL is expired."
* LE/CD Issue date test Fail (Lvl 2)     "Initial loan estimate is dated xx and electronically signed on xx , which is greater than 3 days from the initial application date of 12/XX/2021. Unable to determine delivery date due to missing document tracker. TRID is failing to meet the delivery timing of the initial loan estimate."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65630264	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.000%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	775	28.191%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx There is a prior mortgage against the subject property in the amount of xx with the lender “xx There are two UCC mortgages with lender "xx There is a UCC lien that was filed by the plaintiff "xx The first installment of county taxes for the year 2023 is paid in the amount of $1,540.07. The second installment of county taxes for the year 2023 is paid in the amount of $1,540.07. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date isxx . The last payment was received onxx in the amount of xx and was applied to the due date ofxx The monthly P&I is $XX the interest rate isxx . The current UPB isxx .	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The last payment was received on 5/XX/2024 in the amount of $410.36 and was applied to the due date of 6/XX/024. The monthly P&I is $XXand the interest rate is 9.000%. The current UPB is $XX
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing Required State Disclosures	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan documents. Points & fees updated from fee itemization located at xx xx ."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in California. The following state disclosures are missing in the loan file; 1) Impound Account Disclosure 2) Co-signer Notice 3) Private Mortgage Insurance Disclosure 4) Earthquake Disclosure for Condominiums 5) Hazard Insurance Disclosure 6) Insurer Recommendation Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	525	651
47083666	xx	xx			XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.990%	360		xx	xx		xx	Fixed		Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	47.753%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/024, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023-2024 were paid in the amount of $6,500.73. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx , the borrower is current with the loan and the next due date is xx . The last payment was received on xx in the amount of xx 0 which was applied to the due date ofxx The unpaid principal balance is xx . The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently performing and the nexxt due date is 6/XX/024. The last payment was received on 5/XX/024 in the amount of $2,749.00 which was applied to the due date of 5/XX/024. The unpaid principal balance is $XX. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the lender failed to set up the escrow account required as per investor guidelines. Further details not provided." * Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan document, and the information available at xx (credit and loan file pg# 970/979) does not reflect the correct date."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	778	Not Applicable
71020874	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	2.750%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	764	757	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/XX/2024, the subject mortgage was originated on xx
There is one junior mortgage active against the subject property in favor of xx
The first and second installments of town taxes for 2023 have been exempt.
No prior year’s delinquent taxes have been found.	According to payment history as of xx , the borrower is current with the loan, and the next due date is xx . The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx . The current P&I isxx with an interest rate ofxx . The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/XX/2024, the borrower is current with the loan, and the nexxt due date is 6/XX/024. The current UPB is $XX.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR employment details are not available. BWR qualified with streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is VA streamline refinance. The tape shows loan does not meet seasoned period requirement of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure dated xx  is missing from loan documents and document tracker is available at Pgxx "
* Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance policy is missing from loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance ease TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is refinance case, originated on 5/XX/021 and the SOL is 3 years expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34199519	xx	xx			XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360		xx	xx		xx	Fixed		Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	49.269%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage was originated xx. No active judgments or liens were found. The annual county taxes for 2023 were paid in the amount of xx on 02/XX/2024. The annual school taxes for 2023 were paid in the amount of $391.43 on 10/XX/2023. No prior year’s delinquent taxes have been found.	According to the payment history as ofxx , the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount ofxx which was applied to the due date of xx The current monthly P&I is xx and the interest rate is xx . The current UPB is xx .	Collections Comments:The current status of the loan is performing. According to the payment history as of 05/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The current UPB reflected as per the payment history is $XXrmation was found related to damage or repairs in the collection comments. As per the seller’s tape data, the subject property is owner-occupied. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 49.26%. Tape shows the income miscalculation. The revised DTI is 64%. Further details were not provided. Lender defect. The subject loan originated on 02/XX/2024, and the 3-year SOL is active. BWR has been SE for 2.5 years at xx, FICO 762, 0X30 since inception, and $80K equity in the subject."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	727	759
45694644	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	43.804%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage was originated xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of xx , the borrower is current with the loan. The last payment was received onxx , which was applied for the due date of xx and the next due date for payment isxx . The P&I is xx and PITI is xx . The UPB reflected as per the payment history is xx .	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current with the loan. The last payment was received on 5/XX/024, which was applied for the due date of 5/XX/024 and the nexxt due date for payment is 6/XX/024. The P&I is $XXnd PITI is $1,191.95. The UPB reflected as per the payment history is $XX.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.80%. Tape shows qualifying income of $2,890 is not supported by YTD earnings in WVOE. The revised DTI is 49.16%. Further details not provided. Lender defect. The subject loan was originated on 12/XX/2022, and the 3-year SOL is active. Borrower has been an employee at XX as a carver for 1.83 years, FICO 789, 0X30 since inception, and $48K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulation for the first lien prohibited fees test. The following fees were included in the test:
Lock Extension Fee paid by Borrower: xx
Processing Fee paid by Borrowerxx
Underwriting Fee paid by Borrower: xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 10/XX/2022 does not reflects Lock Extension Fee. Final CD dated 12/XX/2022 reflects Lock Extension Fee at $420.00. This is an increase in fee of +$420.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is Purchase case, originated on 12/XX/2022 and the 1 year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	803	Not Applicable
67123581	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.625%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	No	Yes	699	Not Applicable	39.060%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/XX/024, the subject mortgage was originated on xx No active judgments or liens have been found. No prior year delinquent taxes have been found.	According to the payment history tape data as of xx , the borrower is current with the loan. The next due date is xx. Unable to determine the last payment received date. The current P&I is xx and the interest rate isxx . The current UPB is xx
PH shows multiple transactions were made in xx in the total amount ofxx . As per the collection comment dated xx , these are BWR payments.	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of 4/XX/2024, the borrower is current with the loan. The nexxt due date is 5/XX/024. Unable to determine the last payment received date. The current P&I is $XXnd the interest rate is 3.625%. The current UPB is $XX.
No foreclosure and bankruptcy evidence has been found.
As per the collection comment dated 10/XX/023, the servicer provided trial plan to the borrower from 11/XX/023 to 1/XX/024. As per the comment dated 12/XX/2023, the modification effective date was xx. But as per the comment dated xx, the borrower did not want the modification. The borrower requested to deny the mod.
xx
As per collection comment dated 10/XX/023, the subject property is occupied by unknown party. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The seller's tape data shows that most payments have been made 30 and more days late. According to the payment history tape data as of xx , the borrower was previously delinquent. But, now the borrower is current with the loan. The next due date isxx The current UPB isxx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 39.06%. Tape shows SE income miscalculation as the lender used only a 1-year tax return instead of the required 2-years. Lender defect. Subject loan originated on xx and the 3-year SOL is expired. BWR has been SE for 6.41 years at XX, with a FICO of 699 and $50K equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53779925	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	671	Not Applicable	30.630%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/XX/2024, the subject mortgage originated on xx in favor of xx No active judgments or liens were found. The first installment of county taxes for 2023 is paid in the amount of $659.00. The second installment of county taxes for 2023 is due on 11/XX/2024 in the amount of $659.00. No prior year’s delinquent taxes have been found.	According to the payment history as of xx , the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of xx . The monthly P&I is xx and the interest rate is xx. The current UPB isxx
Payment history dated xx shows bulk payment in the amount of xx which was applied for the due dates from xx to xx As per the comment dated xx , the bulk payment is made by the borrower.	Collections Comments:The current status of the loan is performing. According to the payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,162.42 (PITI) and was applied to the due date of 6/XX/024. The monthly P&I is $XXand the interest rate is 8.500%. The current UPB is $XX. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of a post-closing bankruptcy filed by the borrower has been found. xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Mortgage Insurance	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance certificate is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test due to an APR calculated at 8.852% exceeds APR threshold of 7.110% over by +1.742%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3775970	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	42.278%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/XX/2024, the subject mortgage originated on xx
No active judgments or liens were found.
The annual county taxes for 2023 are paid in the amount of $2,300.57.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx , the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of $xx (PITI) and was applied to the due date of xx . The monthly P&I is xx , and the interest rate is xx The current UPB is xx .
As per the comment dated xx , the borrower is making the additional principal in the amount of xx with every transaction.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $3,399.84 (PITI) and was applied to the due date of 6/XX/024. The monthly P&I is $XX, and the interest rate is 7.500%. The current UPB is $XX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations interest rate threshold test due to interest rate calculated at 7.500% exceeds interest rate threshold of 7.190% over by +0.310%.

This loan failed the state regulations restricted brokerage/finder fee test due to fees charged $xx  exceeds fees threshold of xx  over by xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower:xx "	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.786% exceeds APR threshold of 7.110% over by +0.676%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67480949	xx	xx			XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.500%	360		xx	xx		xx	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	25.501%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/XX/2024, the subject mortgage originated onxx No active judgment or liens have been found against the borrower. The annual county taxes for 2023 are paid in the amount of $429.48. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The last payment was received onxx for the due date of xx and the next due date for payment ixx . The P&I is xx , the interest rate isxx , and the PITI is $xx . The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is $XX. No evidence of bankruptcy or foreclosure has been found. No evidence of damage or repair has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.945% exceeds APR threshold of 8.290% over by +0.655%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	658	Not Applicable
67596204	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	42.976%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/XX/2024 shows that the subject mortgage was originated on xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
County taxes for 2023 have been paid in the amount of $2,495.01.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as ofxx , the loan is performing. The last payment was received in the amount of xx on xx which was applied for the due date ofxx . The next due date isxx Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx	Collections Comments:
Currently, the loan is performing.
As per review of the payment history as of 6/XX/024, the loan is performing. The last payment was received in the amount of $2,201.50 on 6/XX/024. Current UPB as of date reflected in the provided payment history is $XXormation has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed state regulations Brokerage/Finder fee test due to fees charged xx exceeds fees threshold of xx  over by +xx .
The following fee was included in the test:
Loan Origination Fee paid by Borrower: xx
Processing Fee paid by Borrower:xx
Underwriting Fee paid by Borrower:xx

This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/XX/2022 reflects Loan Origination Fee at xx . CD dated 11/XX/022 reflects Loan Origination Fee at xx . This is an increase in fee of xx . for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on 11/XX/2022 and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58478813	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	42.321%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/XX/2024 shows that the subject mortgage was originated onxx No active judgments/liens have been found in the updated title report against the borrower/subject property. County taxes for 2023 have been paid in the amount of $1,847.97. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as ofxx , the loan is performing. The last payment was received in the amount of xx on xx which was applied for the due date of xx . The next due date isxx . Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 6/XX/024, the loan is performing. The last payment was received in the amount of $1,479.00 on 6/XX/024. Current UPB as of date reflected in the provided payment history is $XX.
No information has been found regarding the forbearance plan.
Borrower has 14.58 years on the job as an xx
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.122% exceeds APR threshold of 7.900% over by +1.222%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	720	Not Applicable
32000723	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	657	Not Applicable	26.706%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/XX/2004, the subject mortgage was originated on xx
There is one junior mortgage active against the subject property in favor xx
The annual installments of county taxes for 2023 have been paid in the amount of $3,668.00 on 01/XX/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx , the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI), which was applied for the due date ofxx . The current P&I is xx with an interest rate of xx . The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is $XX.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.843%% exceeds APR threshold of 5.120% over by +2.723%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90420643	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	726	39.335%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/XX/2024, the subject mortgage was originated on xx There are two prior state tax liens against the borrower in favor of xx There are three prior civil judgments against the borrower in favor of xx There are two civil judgments against the borrower in favor of xx The annual installments of county taxes for 2024 have been paid in the amount of $5,035.67 on 12/XX/2023. No prior year’s delinquent taxes have been found.	According to payment history as of xx , the borrower is current with the loan, and the next due date isxx . The last payment was received xx in the amount of xx (PITI), which was applied for the due date of xx . The current P&I is xx with an interest rate ofxx 8.500%. The current UPB reflected as per the payment history is xx .	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is $XX.
The appraisal report is as is, but the photo addendum shows that there is some peeling exxterior trim paint and living room wall paint that needs touchups. CCs do not show damages. No details have been found regarding the estimated cost to repair the damages or the completion of the repairs.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, but the photo addendum shows that there is some peeling exterior trim paint and living room wall paint that needs touchups. The cost to cure is not available in the appraisal report. The final CD does not reflect any escrow holdback amount. 1004D is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated 8.867% exceeds APR threshold of 6.700% over by +2.167%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the MD COMAR higher-priced mortgage loan test ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ) due to an APR calculated 8.867% exceeds APR threshold of 6.700% over by +2.167%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	780	Not Applicable
37577888	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.000%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	792	702	39.709%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx
No active liens and judgments have been found.
Combined annual taxes of 2023 were paid on 9/XX/2023 for $4914.17.
No prior year's taxes were found delinquent.
According to payment history as oxx the borrower is current with the loan and the next due date is xx . The last payment was received onxx in the amount of xx which was applied to the due date of xx . The current P&I isxx and the interest rate isxx . The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 6/XX/2024, the borrower is current with the loan and the nexxt due date is 7/XX/024. The current UPB is $XX.
No information has been found related to damage or repairs.
xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The tape shows the loan could not get approval on the DU submission for an appraisal waiver. Further details not provided. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value ofxx Current UPB xx "											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22752426	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	41.974%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/XX/2024 shows that the subject mortgage was originated onxx No active judgments/liens have been found in the updated title report against the borrower/subject property. The first installment of county taxes for 2024 is paid in the amount of $1,466.19 on 11/XX/2023. The second installment of county taxes for 2024 is due in the total amount of $1,466.19 on 6/XX/024. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx , the loan is performing. The last payment was received in the amount of $xx on xx which was applied for the due date of xx . The next due date is xx . Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx .	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 6/XX/024, the loan is performing. The last payment was received in the amount of $1,793.49 on 6/XX/024 which was applied for the due date of 6/XX/024. The nexxt due date is 7/XX/024. Current UPB as of date reflected in the provided payment history is $XX.
No information has been found regarding the forbearance plan.
As per the collection comment dated 1/XX/2024, the borrower requested $12,961.54 to be used for needed repairs at the state farm hazardous. There is no evidence to confirm the current status of repairs. Further details were not provided.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.804% exceeds APR threshold of 6.560% over by +1.244%.The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,961.54	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32002821	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	38.608%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/XX/2024 shows that the subject mortgage was originated onxx No active judgments/liens have been found in the updated title report against the borrower/subject property. The first installment of county taxes for 2024 is paid in the amount of $2,714.51 on 9/XX/2023. The second installment of county taxes for 2024 is due in the total amount of $2,714.51 on 12/XX/2023. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx , the loan is performing. The last payment was received in the amount of xx onxx which was applied for the due date ofxx . The next due date is xx . Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx .	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 6/XX/024, the loan is performing. The last payment was received in the amount of $1,964.65 on 6/XX/024. The nexxt due date is 7/XX/024. Current UPB as of date reflected in the provided payment history is $XX.
No information has been found regarding the forbearance plan.
Appraisal report is as is, but the photo addendum shows green moss buildup on the deck. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents. CC do not show damages and the repair amount.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the photo addendum shows green moss buildup on the deck. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as $449,664.74. Calculated finance charge is xx for an under disclosed amount of $450,034.61. Reason for finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase, originated on xx and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.411% exceeds APR threshold of 7.450% over by +0.961%.The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the MD COMAR higher-priced mortgage loan test due to an APR calculated at 8.411% exceeds APR threshold of 7.450% over by +0.961%.The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	697	Not Applicable
87758496	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	42.174%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/XX/2024 shows that the subject mortgage was originated on xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2023 have been paid in the amount of $2,937.60 on 11/XX/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as ofxx , the loan is performing. The last payment was received in the amount of $xx on xx which was applied for the due date ofxx . The next due date isxx . Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 6/XX/2024, the loan is performing. The last payment was received in the amount of $2,137.66 on 6/XX/2024. The nexxt due date is 8/XX/024. Current UPB as of date reflected in the provided payment history is $XX.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.889% exceeds APR threshold of 7.880% over by +1.009%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85545586	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,797.64	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	28.632%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/XX/2024 shows that the subject mortgage was originated on xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The annual county taxes for 2023 have been paid in the amount of $5,380.13 on 12/XX/2023. The annual utilities/MUD taxes for 2023 have been due in the amount of $49.08 on 7/XX/2024. The annual county taxes for the year 2024 are delinquent in the amount of $1,797.64 and good through 06/XX/2024.	As per review of the payment history as ofxx the loan is performing. The last payment was received in the amount ofxx on xx which was applied for the due date ofxx . The next due date is xx Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is xx. As per PH, there were 4 PITI payments on xx in the total amount of $xx . As per the August 2022 CCs, these payments are made by the borrower.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 6/XX/024, the loan is performing. The last payment was received in the amount of $1,764.19 on 6/XX/024. The nexxt due date is 7/XX/024. Current UPB as of date reflected in the provided payment history is $XX.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.046% exceeds APR threshold of 5.490% over by +1.556%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d). Loan failed the MD COMAR higher-priced mortgage loan test due to an APR calculated at 7.046% exceeds APR threshold of 5.490% over by +1.556%. The subject loan is escrowed." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	636	Not Applicable
8192722	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	42.888%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/XX/2024, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of county taxes for 2023 have been paid in the amount of $1,267.45 on 12/XX/2023. No prior year’s delinquent taxes have been found.	According to payment history as of xx , the borrower is current with the loan, and the next due date isxx The last payment was received onxx in the amount of xx (PITI), which was applied for the due date of xx. The current P&I is xx with an interest rate ofxx . The current UPB reflected as per the payment history is xx .	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is $XX. Unable to determine the current condition and occupancy of the subject property. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is. The photo addendum shows that the outworn carpet and vinyl flooring are torn in the bathroom. Also, the subject storage is in poor condition. The estimated cost to cure is xx 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed QM APR Test due to APR calculated 7.786% exceeds APR threshold of 7.310% over by +0.476%."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed interest rate test due to calculated interest rate is 7.500% exceeds threshold of 7.190% over by +0.310%.

Loan failed Brokerage/Finder Fee test due to fees charged xx  exceeds fees threshold of xx over by xx
Brokerage/Finder Fee Test Inclusion:
Loan Origination Fee paid by Borrower:xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower:xx "
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.789% exceeds APR threshold of 6.560% over by +1.229%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	674	Not Applicable
7115650	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	41.138%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024 the subject mortgage was originated onxx
There is an HOA lien on the subject property in favor of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx , the borrower is current with the loan, and the next due date is xx . The last payment was received onxx in the amount of xx (PITI) which was applied for the due date ofxx . The current P&I is $XX an interest rate ofxx The current UPB isxx .	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is $XX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Condo / PUD rider Missing (Lvl 2) "As per the appraisal report, the property type is PUD. The PUD rider is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61948126	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	35.746%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated 06/XX/2024 shows that the subject mortgage was originated on xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx , the borrower is current with the loan. The next due date is xx . The last payment was received on xx in the amount of xx with an interest rate ofxx which was applied for the due date ofxx The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 6/XX/2024, the borrower is current with the loan. The nexxt due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $733.92 with an interest rate of 7.000% which was applied for the due date of 6/XX/024. The current UPB is $XX. No bankruptcy and foreclosure evidence has been found. The loan was originated on 10/XX/2021. The Covid-19 attestation is located at xx CCs do not show damage. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the brokerage/finder fee test due to fees charged $xx exceeds fees threshold of xx over by +xx The below fees were included in the test: Loan Origination Fee paid by Borrower: $xx Processing Fee paid by Borrower:xx Underwriting Fee paid by Borrower: xx Loan failed the state regulations for the interest rate test due to the interest rate calculated 7.000% exceeds interest rate threshold of 5.920% over by +1.080%."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as xx . Calculated finance charge is xx for an under disclosed amount of -$52.94. Reason for finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case originated onxx , and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.352% exceeds APR threshold of 4.560% over by +2.792%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	747	Not Applicable
1905905	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	41.495%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/XX/2024 shows that the subject mortgage was originated onxx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
County taxes for 2023 have been paid in the amount of $1,774.39.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx the loan is performing. The last payment was received in the amount of $xx on xx which was applied for the due date of xx . The next due date isxx . Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 6/XX/024, the loan is performing. The last payment was received in the amount of $2,296.92 on 6/XX/024. Current UPB as of date reflected in the provided payment history is $XX.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations interest rate threshold test due to calculated interest rate 7.500% exceeds interest rate threshold of 6.490% over by +1.010%.

This loan failed the state regulations restricted brokerage/finder fee test due to fees charged xx  exceeds fees threshold of $xx  over by +xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower:xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.818% exceeds APR threshold of 6.670% over by +1.148%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18864639	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	780	40.019%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/XX/2024, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of city and county taxes for 2023 have been paid in the total amount of $1,745.00. No prior year’s delinquent taxes have been found.	According to payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $xx (PITI), which was applied for the due date of 6/XX/024. The current P&I is $XXan interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed brokerage/finder fee test due to fees charged xx Brokerage/Finder Fee Test Inclusion: Loan Origination Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.800% exceeds APR threshold of 7.280% over by +0.520%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	759	Not Applicable
81750060	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	690	680	41.346%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 6/XX/2024, the subject mortgage was originated on xx
No active judgments or liens found
The annual county taxes for 2023 were paid off in the amount of $2,925.65 on 12/XX/2023.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 6/XX/2024, the borrower is current with the loan and the next due date of payment is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $xx which applied for 6/XX/024. The current P&I is $XXan interest rate of 7.000%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
According to the review of payment history as of 6/XX/2024, the borrower is current with the loan and the nexxt due date of payment is 7/XX/024. The UPB as of the date mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations restricted brokerage/finder fee test due to fees charged xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test due to finance charge disclosed on final CD as $197,595.16. Calculated finance charge is $197,633.22 for an under disclosed amount of -$38.06. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on 8/XX/2022 and the 1 year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.349% exceeds APR threshold of 6.870% over by +0.479%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68422490	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	35.006%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage was originated on xx
No active judgments or liens were found.
The 1st installment of county taxes for 2023-24 was paid in the amount of $568.12 on 05/XX/2024.
The 2nd installment of county taxes for 2023-24 is due in the amount of $551.12 on 11/XX/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $xx (PITI) which was applied for the due date of 6/XX/024. The current P&I is $XXan interest rate of 7.50%. The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 1 year 1 month on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land.
																																																																																								As per the appraisal report located at (xx), the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at (xx) reflecting that the home is affixed permanently to the land with XX. The manufactured home rider is available at xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50589516	xx	xx			XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360		xx	xx		xx	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	786	Not Applicable	42.685%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 6/XX/2024, the subject mortgage was originated on xx No active judgments or liens found The annual county taxes for 2023 were paid off in the amount of $3,636.49 on 12/XX/023. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 6/XX/2024, the borrower is current with the loan and the next due date of payment is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $xx which applied for 7/XX/024. The current P&I is $XXan interest rate of 7.500%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing. According to the review of payment history as of 6/XX/2024, the borrower is current with the loan and the nexxt due date of payment is 8/XX/024. The UPB as of the date mentioned in the updated payment history is xx No foreclosure activity has been found. No bankruptcy-related details have been found. As per the seller's tape, the subject property is owner-occupied. BWR has 21.08 years on the job xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.845% exceeds APR threshold of 7.360% over by +0.485%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	792	Not Applicable
3483268	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	731	680	42.870%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was xx
There are multiple prior civil judgments against the borrower in favor of multiple plaintiffs for the total amount of $61,773.59 recorded on different dates.
There is a prior notice of lack of prosecution judgment against the borrower xx . The borrower name mentioned on supportive documents is inconsistent with the middle name.
The annual county taxes for 2023 were paid in the amount of $2,240.39.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 6/XX/024, the borrower is current with the loan and the next due date is 7/XX/024. The last payment was received on 5/XX/2024 in the amount of $5,500.56 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx. The current P&I is $XXhe interest rate is 8.750%.
PH shows a large payment of xx in June-24. CC dated 6/XX/024 shows the same amount paid by BWR.

Collections Comments:The loan is currently performing and the nexxt due date is 7/XX/024.
The last payment was received on 5/XX/2024 in the amount of $5,500.56 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for 10.33 years at xx.
BWR2 has been SE for 10.33 years at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.118% exceeds APR threshold of 6.560% over by +2.558%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74392163	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	Not Applicable	34.652%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/XX/2024, the subject mortgage was originated onxx No active judgments or liens have been found. The annual installments of county taxes for 2023 have been paid in the amount of $1,735.74 on 05/XX/2024. No prior year’s delinquent taxes have been found.	According to payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,177.10 (PITI), which was applied for the due date of 6/XX/024. The current P&I is $XXan interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Kansas license validation test."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.332% exceeds APR threshold of 6.560% over by +0.772%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	748	Not Applicable
79667172	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	42.971%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage originated on xx No active judgments or liens were found. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $2,025.18 (PITI) which was applied for the due date of 6/XX/024. The current P&I is $XXan interest rate of 7.50%. The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 1 year and 5 months on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan fails Brokerage/Finder Fee Test due to Fees charged $6,135.00 Exceeds Fees threshold of $4,860.00 Over by +$1,275.00.
The below fees were included in the test:

Loan Origination Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge disclosed on Final CD as $375,973.35. Calculated finance charge is $375,976.40 for an under disclosed amount of -$3.05. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 6/XX/2022 does reflect Loan Origination Fee at $4,845.00. CD dated 7/XX/2022 reflects Loan Origination Fee at $4,860.00. This is an increase in fee of +$15.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan originated on 7/XX/2022, and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.814% exceeds APR threshold of 7.360% over by +0.454%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	782	Not Applicable
7583402	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	674	40.535%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/XX/2024, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of county taxes for 2023 have been paid in the amount of $954.00 on 12/XX/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,935.94 (PITI), which was applied for the due date of 6/XX/024. The current P&I is $XXan interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
 BWR1 has 10.50 years on the job as a xx.
BWR2 has 4.25 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations for the brokerage/finder fee test due to fees charged xx The below fees were included in the test. Loan Origination Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	620	Not Applicable
37766620	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	40.599%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx No active liens or judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,863.43 (PITI) which was applied for the due date of 6/XX/024. The current P&I is $XXan interest rate of 7.750%. The current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has been SE for 3.58 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the Tennessee state.

Loan fails Brokerage/Finder Fee test due to fees charged $5,780.00 exceeds fees threshold of xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.065% exceeds APR threshold of 6.870% over by +1.195%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91989555	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	715	Not Applicable	42.967%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/XX/2024, the subject mortgage was originated on xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan. The next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $xx with an interest rate of 7.500% which was applied for the due date of 6/XX/024. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan. The nexxt due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,817.96 with an interest rate of 7.500% which was applied for the due date of 6/XX/024. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
The appraisal report is as is. The photo addendum of the subject property shows that the xx. Also, there is a missing floor covering and peeling paint on the door frame. The improvement section of the appraisal shows the cost of repair in the amount of $4,000.00. CCs do not show damages. No evidence has been found regarding the completion of the repairs.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is. The photo addendum of the subject property shows that the vinyl, carpet, and drywall were damaged. Also, there is a missing floor covering and peeling paint on the door frame. The improvement section of the appraisal shows the cost of repair in the amount of xx. The 1004D/completion report is missing from the loan documents. Final CD does not reflect the escrow holdback."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the state regulations for the interest rate test due to interest rate calculated at 7.500% exceeds interest rate threshold of xx

Loan failed the state regulations for the brokerage/finder fee test due to fees charged xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as $401,687.22. Calculated finance charge is xx for an under disclosed amount of -$38.32. Reason for finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase case, originated on 8/XX/2022, and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.790% exceeds APR threshold of 6.870% over by +0.920%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 1) "The subject loan is a purchase case. Final CD dated 8/XX/2022 reflects cash to in the amount of $3,570.78."	Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	662	Not Applicable
62174866	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	43.758%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/024, the borrower is current with the loan. The last payment was received on 6/XX/024, which was applied for the due date of 6/XX/024 and the next due date for payment is 7/XX/024. The P&I is $XXITI is $xx. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
 According to the payment history as of 6/XX/024, the borrower is current with the loan. The last payment was received on 6/XX/024, which was applied for the due date of 6/XX/024 and the nexxt due date for payment is 7/XX/024. The P&I is $XX and PITI is $2,272.77. The UPB reflected as per the payment history is xx
 The subject property is owner occupied.
 No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
 BWR has 2.5 years on the job as axx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.  Loan failed Brokerage/Finder fee test due to Fees charged xx .  The below fees were included in the test Loan Origination Fee paid by Borrower: xxProcessing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18631949	xx	xx			XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360		xx	xx		xx	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	42.859%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage originated on xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 were paid in the amount of $1,189.00 on 12/XX/2023. The annual city taxes for 2023 were paid in the amount of $466.00 on 12/XX/2023. No prior year’s delinquent taxes have been found.	According to the review of payment history as of 6/XX/2024, the borrower is current with the loan and the next due date of payment is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,991.20 which applied for 6/XX/024. The current P&I is $XXan interest rate of 7.000%. The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing. According to the review of payment history as of 6/XX/2024, the borrower is current with the loan and the nexxt due date of payment is 7/XX/024. The UPB as of the date mentioned in the updated payment history is xx No foreclosure activity has been found. No bankruptcy-related details have been found. As per the seller's tape, the subject property is owner-occupied. BWR has been SE for 6.58 years at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations Brokerage/Finder fee test due to the mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. The following fee was included in the test: Loan Origination Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.285% exceeds APR threshold of 6.560% over by +0.725%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	779	Not Applicable
72204652	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	40.855%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/XX/2024 shows that the subject mortgage was originated on xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The annual county taxes for 2023 have been paid in the amount of $2,024.00 on 12/XX/2023. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 5/XX/2024, the loan is performing. The last payment was received in the amount of $xx on 5/XX/2024 which was applied for the due date of 6/XX/024. The next due date is 7/XX/024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 7.500%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 5/XX/2024, the loan is performing. The last payment was received in the amount of $2,611.57 on 5/XX/2024. The nexxt due date is 7/XX/024. Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR has been SE for 6.50 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the interest rate test due to interest rate calculated 7.500% exceeds interest rate threshold ofxx

Loan failed the state regulations for the brokerage/finder fees test due to fees charged $8,745.00 exceeds fees threshold of xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.817% exceeds APR threshold of 6.680% over by +1.137%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	784	Not Applicable
69131465	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	31.686%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage was originated onxx
No active liens and judgments were found.
The annual county taxes for 2023 were paid in the amount of $2,436.22 on 12/XX/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $2,776.73 (PITI), which was applied for the due date of 6/XX/024. The current P&I is $XXan interest rate of 7.00%. The current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.  This loan failed Brokerage/Finder Fee Test due to fees charged $8,075.00 exceeds fees threshold of $6,800.00 over by +$1,275.00. The following fees were included in this test: Loan Origination Fee paid by Borrower: xx Processing Fee paid by Borrower: $580.00 Underwriting Fee paid by Borrower: $695.00."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 1/XX/2022 reflects Loan Origination Fee at $6,720.00. CD dated 2/XX/2022 reflects Loan Origination Fee at xx. This is an increase in fee of $80.00. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on 2/XX/2022 and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.253% exceeds APR threshold of 5.110% over by +2.143%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49907943	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	37.811%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage was originated onxx
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of $1,946.00 on 12/XX/2023.
The annual city taxes for 2023 were paid in the amount of $1,239.00 on 12/XX/2023.
No prior year’s delinquent taxes have been found.
As per the payment history as of 6/XX/2024, the borrower is current with the loan and the next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $2319.61 (PITI) which was applied to the due date of 6/XX/024. The P&I is $XXhe interest rate is 7.00%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
As per the payment history as of 6/XX/2024, the borrower is current with the loan and the nexxt due date is 7/XX/024. The current UPB is xx
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations for the brokerage/finder fees test due to fees charged xx exceeds fees threshold of xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 5/XX/2022 reflects appraisal re-inspection fee at $175.00. Final CD dated 7/XX/2022 reflects appraisal re-inspection fee at $200.00.
Loan estimate dated 5/XX/2022 reflects transfer taxes at $1,629.00. Final CD dated 7/XX/2022 reflects transfer taxes at $1,633. This is a cumulative increase in fee of $29.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on 7/XX/2022, and the 1-year SOL is expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.273% exceeds APR threshold of 6.810% over by +0.463%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73317579	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	28.366%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/XX/2024, the subject mortgage was originated on xx There is one prior judgment active against the subject borrower in favor of "xx No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan. The next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,109.28 with an interest rate of 6.500% which was applied for the due date of 6/XX/024. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan. The nexxt due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,109.28 with an interest rate of 6.500% which was applied for the due date of 6/XX/024. The current UPB is xx
 No bankruptcy and foreclosure evidence has been found.
The appraisal report is as is, but the photo addendum shows the subject's rear wall was painted with xx. The estimated cost to cure is not available in the loan file. CCs do not show damage.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, but the photo addendum shows subject's side wall paint was peeled off, and the side fence is broken. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 6.802% exceeds APR threshold of 5.420% over by +1.382%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	722	Not Applicable
85105959	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	37.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/XX/2024 shows that the subject mortgage originated on xx
No active judgments or liens have been found.
Parcel xx
The first installment of county taxes for 2023-2024 was paid in the amount of $1,470.62 on 3/XX/024.
The second installment of county taxes for 2023-2024 is due in the amount of $1,272.26 on 8/XX/024.
Parcel xx
The first installment of county taxes for 2023-2024 was paid in the amount of $254.52 on 2/XX/2024.
The second installment of county taxes for 2023-2024 is due in the total amount of $220.23 on 8/XX/024.
No prior year’s delinquent taxes have been.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,150.41 (PITI), which was applied for the due date of 6/XX/024. The current P&I is $XXan interest rate of 6.750%. The current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.209% exceeds APR threshold of 6.870% over by +0.339%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72768883	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	656	Not Applicable	32.078%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/XX/2024 shows that the subject mortgage was originated on xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual county taxes for 2023 have been paid in the amount of $3,621.39 on 11/XX/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 6/XX/024, the loan is performing. The last payment was received in the amount of $876.90 on 6/XX/024 which was applied for the due date of 6/XX/024. The next due date is 7/XX/024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 6.750%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 6/XX/024, the loan is performing. The last payment was received in the amount of $876.90 on 6/XX/024. The nexxt due date is 7/XX/024. Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR has 8.83 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The tape shows unsourced large deposits of $30K and no gift letter or donor bank statements available to support the gift assets. Total available assets per transmittal summary of $66K satisfy the cash to close requirement of $43K. Further details were not provided. Lender defect. The subject loan originated on 8/XX/2022, and the 3-year SOL is active. BWR has 8.83 years on the job as axx, FICO 656, 0X30 since inception, and $92K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 6/XX/2022 does not reflect Loan Origination Fee. Final CD dated 08/XX/2022 reflects Loan Origination Fee at xx This is an increase in fee of +$2,325.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan originated on 8/XX/022 and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1470092	xx	xx			XX	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360		xx	xx		xx	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	795	41.759%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 6/XX/2024, the subject mortgage was originated on xx There is a state tax lien in favor of ‘xx The first installment of county taxes for 2023 was paid off in the amount of $804.83 on 2/XX/2024. The second installment of county taxes for 2023 has not yet been mailed out. As per the updated title report, no prior-year taxes are delinquent.	According to the review of payment history as of 6/XX/024, the borrower is current with the loan and the next due date of payment is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,969.13 which applied for 6/XX/024. The current P&I is $XXan interest rate of 7.500%. The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing. According to the review of payment history as of 6/XX/024, the borrower is current with the loan and the nexxt due date of payment is 7/XX/024. The UPB as of the date mentioned in the updated payment history is xx No foreclosure activity has been found. No bankruptcy-related details have been found. As per the seller's tape, the subject property is owner-occupied. BWR1 has four months on the job as an xx BWR2 has eight months on the job as an xx.. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		2: Acceptable with Warnings			* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.904% exceeds APR threshold of 6.870% over by +1.034%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	785	Not Applicable
38714738	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$934.87	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	704	726	38.902%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage was originated on xx
No active judgments or liens were found.
The 1st installment of town taxes for 2024 was paid in the amount of $934.87 on 02/XX/2024.
The 2nd installment of town taxes for 2024 is delinquent in the amount of $934.87 and good through 06/XX/2024.	According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $3,213.59 which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXan interest rate of 8.500%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $3,213.59 which was applied for the due date of 06/XX/2024. The current monthly P&I is $XX with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter
No information has been found related to damage or repairs.
As per tape, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.

xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.832% exceeds APR threshold of 6.780% over by +2.052%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20746826	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	702	40.370%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage was originated on xx No active liens and judgments have been found. The first installment of county taxes for 2024 was paid in the amount of $877.78 on 6/XX/024. The second installment of county taxes for 2024 is due in the amount of $877.18 on 12/XX/2024. No prior year's taxes were found delinquent.	According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $1,716.16 which was applied for the due date of 06/XX/2024. The current monthly P&I is $XX with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx As per PH, there were multiple principal payments in October 2023, in the total amount of xx As per the collection comments dated xx, these payments are made by the borrower.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $1,716.16 which was applied for the due date of 06/XX/2024. The current monthly P&I is $XX with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR#1 has been SE for 6.66 years at xx
BWR#2 has 14.66 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.048% exceeds APR threshold of 6.780% over by +1.268%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	756	Not Applicable
8032537	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	39.581%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/XX/2024 shows that the subject mortgage was originated on xx
No active liens and judgments have been found against borrower and property.
The second installment of county taxes for 2024 is due in the amount of $1,551.74.
No prior year delinquent taxes have been found.
According to the payment history as of 6/XX/2024, the borrower is current with the loan. The last payment was received on 6/XX/024, which was applied for the due date of 6/XX/024 and the next due date for payment is 7/XX/024. The P&I is $XXITI is $1,751.16. The UPB reflected as per the payment history is xx. The borrower made additional principal payment on xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan. The last payment was received on 6/XX/024, which was applied for the due date of 6/XX/024 and the nexxt due date for payment is 7/XX/024. The P&I is $XX and PITI is $1,751.16. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Borrower has 15 years and 6 months on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.249% exceeds APR threshold of 6.700% over by +0.549%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at "xx" the subject property is a manufactured home. The XX endorsement for manufactured home is attached to the final title policy located at xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
244054	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	623	Not Applicable	36.731%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/XX/2024 shows that the subject mortgage was originated onxx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
County taxes for 2023 have been paid in the amount of $1,371.00.
County taxes for 2023 have been paid in the amount of $451.00.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 6/XX/024, the loan is performing. The last payment was received in the amount of $1,323.18 on 6/XX/024 which was applied for the due date of 6/XX/024. The next due date is 7/XX/024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 6.250%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 6/XX/024, the loan is performing. The last payment was received in the amount of $1,323.18 on 6/XX/024 which was applied for the due date of 6/XX/024. The nexxt due date is 7/XX/024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 6.250%.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.

xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the brokerage/finder fee test due to the mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

The loan failed state regulations interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located. Interest rate charged 6.250% exceeds threshold of xx
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 12/XX/2021 does not reflect Appraisal Re-Inspection Fee. Final CD dated 01/XX/2022 reflects Appraisal Re-Inspection Fee at xx. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on 1/XX/2022 and the SOL is 1 year has expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.535% exceeds APR threshold of 4.780% over by +1.755%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41482098	xx	xx			XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	180		xx	xx		xx	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	39.283%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/XX/2024, the subject mortgage was originated onxx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan. The next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $829.18 with an interest rate of 7.500% which was applied for the due date of 6/XX/024. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 6/XX/2024, the borrower is current with the loan. The nexxt due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $829.18 with an interest rate of 7.500% which was applied for the due date of 6/XX/024. The current UPB is xx No bankruptcy and foreclosure evidence has been found. No damage or repairs have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the brokerage/finder fee test due to fees charged at xx The below fees were included in the test: Loan Origination Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx	* Cash out purchase (Lvl 2) "Subject loan is a purchase case. Final CD reflects cash to in the amount of $37.93." * Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.303% exceeds APR threshold of 5.930% over by +2.373%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	681	Not Applicable
7994883	xx	xx			XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.250%	360		xx	xx		xx	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	42.928%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/XX/2024, the subject mortgage was originated on xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan. The next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,539.29 with an interest rate of 6.250% which was applied for the due date of 6/XX/024. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 6/XX/2024, the borrower is current with the loan. The nexxt due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,539.29 with an interest rate of 6.250% which was applied for the due date of 6/XX/024. The current UPB is xx No bankruptcy and foreclosure evidence has been found. No damage or repairs have been found. BWR has been SE for 5.41 years at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails brokerage/finder fee test due to fees charged $6,275.00 exceeds fees threshold of xx The below fees were included in the test: Loan Origination Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower:xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test due to finance charge disclosed on final CD as $312,281.81. Calculated finance charge is $312,294.86 for an under disclosed amount of -$13.05. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a purchase, originated on 8/XX/022 and the SOL is 1 year has expired."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	722	Not Applicable
6665271	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	33.680%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/XX/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installments of city and combined taxes for 2023 have been paid in the total amount of $1,924.72.
No prior year’s delinquent taxes have been found.	According to payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,037.76, which was applied for the due date of 6/XX/024. The current P&I is $XXan interest rate of 6.750%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
As per the comment dated 03/XX/2023, the borrower called the servicer to report a new claim. The subject property was damaged due to wind, and the DOL is 02/XX/2023. As per the comment dated 03/XX/2023, the borrower received a claim check in the amount of $8,183.33. No comments have been found regarding the estimated cost to repair the damages or the completion of the repairs.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.33 years on the job as xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.129% exceeds APR threshold of 7.110% over by +0.019%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30947754	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	653	Not Applicable	26.639%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx No active liens or judgments have been found. The annual county taxes for 2023 were paid in the amount of $1,134.00. The annual city taxes were paid in the amount of $490.00. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $1,447.54, which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXan interest rate of 6.375%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $1,447.54, which was applied for the due date of 06/XX/2024. The current monthly P&I is $XX with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed brokerage/finder fee test due to fees charged $5,095.00 exceeds fees threshold of $3,820.00 over by +$1,275.00. The below fees were included in the test: Loan Origination Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx * ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA foreclosure rescission finance charge due to calculated finance charge of xx exceeds disclosed finance charge of $244,635.07 under by -$70.20. Subject loan is refinance case, originated on xx."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	711	Not Applicable
72966833	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.625%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	735	Not Applicable	43.492%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of $1,163.00.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 6/XX/2024, the borrower is current with the loan and the next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,173.63 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx. The current P&I is $XXhe interest rate is 3.625%.

Collections Comments:The loan is currently performing and the nexxt due date is 7/XX/024.
The last payment was received on 6/XX/2024 in the amount of $1,173.63 which was applied to the due date of 6/XX/024. The unpaid principal balance isxx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has 3.66 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Assets do not meet guidelines (Lvl 3) "Tape shows the total available as per DU of $14,586.99, satisfying the reserve requirement of xx, but BWR utilized the same available assets towards the purchase of two properties, and as a result of excluding these assets, the loan fails to meet the reserve requirements on the subject loan. Further details not provided. The subject loan originated on xx	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84260614	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	27.215%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage was originated on xx
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of 6/XX/2024, the borrower is current with the loan. The last payment was received on 6/XX/024, which was applied for the due date of 6/XX/024 and the next due date for payment is 7/XX/024. The P&I is $XXITI is $1,382.92. The UPB reflected as per the payment history is xx
The PH shows large principal payments on xx. As per collection comment dated 8/XX/2023, the borrower made large principal payment on xx in the amount of xx and the comment dated 12/XX/023 shows one time draft payment was made on 12/XX/023 in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan. The last payment was received on 6/XX/024, which was applied for the due date of 6/XX/024 and the nexxt due date for payment is 7/XX/024. The P&I is $XX and PITI is $1,382.92. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the photo addendum shows the kitchen floor needs to be replaced. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.854% exceeds APR threshold of 8.530% over by +0.324%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42062526	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	719	27.361%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/XX/2024 shows that the subject mortgage originated on xx No active liens and judgments were found. The annual county taxes for 2023 were paid in the amount of $4,041.83 on 01/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/XX/2024, the borrower is current with the loan and the next due date is 08/XX/2024. The last payment was received on 06/XX/2024 in the amount of $1,477.77 (PITI) which was applied to the due date of 07/XX/2024. The monthly P&I is $XXhe interest rate is 8.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 06/XX/2024, the borrower is current with the loan and the nexxt due date is 08/XX/2024. The current UPB is xx No evidence has been found regarding the current foreclosure proceedings. No information has been found related to damage or repairs. As per tape data, the property occupancy is stated as owner occupied. BWR has been xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is purchase case, originated on 10/XX/022 and the 1 year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.010% exceeds APR threshold of 7.450% over by +1.560%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	684	Not Applicable
18503941	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.750%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	42.070%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 6/XX/2024, the subject mortgage originated on xx There is an active prior mortgage against the subject property in favor of xx No active judgments or liens were found. The first installment of county taxes for 2024 was paid in the amount of $485.55. The second installment of county taxes for 2024 is due in the total amount of $485.55 on 6/XX/024. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,041.10, which was applied for the due date of 6/XX/024. The current monthly P&I is $XXan interest rate of 7.750%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The current UPB is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per seller tape data, the property is owner-occupied.

BWR has 4.75 years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails delivery and timing test for revised closing disclosure dated xx
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test due to finance charge disclosed on final CD as xx. Calculated finance charge is $195,859.89 for an under disclosed amount of -$80.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

This loan failed the TILA foreclosure rescission finance charge test due to finance charge disclosed on final CD as xx. Calculated finance charge is $195,959.89 for an under disclosed amount of -$180.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing.
																																																																																							Subject loan is a refinance, originated on xx	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.317% exceeds APR threshold of 8.290% over by +0.027%.The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	661	Not Applicable
23759221	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	42.859%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage originated on xx
No active judgments or liens were found.
The annual county taxes for 2024 were paid in the amount of $3,028.92 on 12/XX/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,378.92 (PITI), which was applied for the due date of 6/XX/024. The current P&I is $XXan interest rate of 7.750%. The current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR1 is a xx, and BWR employment details are not available.
BWR2 has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the MD COMAR higher-priced mortgage loan test due to an APR calculated at 8.138% exceeds APR threshold of 7.380% over by +0.758%. The subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.138% exceeds APR threshold of 7.380% over by +0.758%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60048312	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	785	780	40.991%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of $10,023.12.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 6/XX/024, the borrower is current with the loan and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $3,537.25 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx. The current P&I is $XXhe interest rate is 8.500%.

Collections Comments:The loan is currently performing and the nexxt due date is 7/XX/024.
The last payment was received on 6/XX/024 in the amount of $3,537.25 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.

BWR has xx
BWR 2 has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/XX/2022 does not reflect Points - Loan Discount Fee. CD dated 09/XX/2022 reflects Points - Loan Discount Fee at $698.63. This is a cumulative increase of $698.63 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on 9/XX/2022 and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.870% exceeds APR threshold of 7.230% over by +1.640%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3055509	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	792	38.035%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/XX/2024 shows that the subject mortgage was originated on xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The annual combined taxes for 2023 have been paid in the amount of $3,842.81 on 6/XX/2024. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 6/XX/024, the loan is performing. The last payment was received in the amount of $2,768.09 on 6/XX/024 which was applied for the due date of 6/XX/024. The next due date is 7/XX/024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 8.500%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 6/XX/024, the loan is performing. The last payment was received in the amount of $2,768.09 on 6/XX/024. Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR1 has been xx
BWR2 has been xx
BWR3 has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed MD COMAR Higher-Priced Mortgage Loan test due to APR calculated 8.874% exceeds APR threshold of 7.450% over by +1.424%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.874% exceeds APR threshold of 7.450% over by +1.424%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	713	Not Applicable
77529946	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	738	36.552%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of town taxes for 2025 were paid in the amount of $2,072.13. The fourth installment of town taxes for 2024 was paid in the amount of $1,075.85. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 6/XX/2024, the borrower is current with the loan and the next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $2,458.33 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx. The current P&I is $XXhe interest rate is 8.000%.	Collections Comments:The loan is currently performing and the nexxt due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $2,458.33 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR1 has been SE at xx BWR2 has been SE at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.320% exceeds APR threshold of 7.590% over by +0.730%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.386% exceeds APR threshold of 7.590% over by +0.796%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test due to APR calculated at 8.386% exceeds APR threshold of 7.590% over by +0.796%. The subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	698	Not Applicable
44938781	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	771	710	43.782%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/XX/2024, the subject mortgage was originated on xx No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan. The next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,630.50 with an interest rate of 3.875% which was applied for the due date of 6/XX/024. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 6/XX/2024, the borrower is current with the loan. The nexxt due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,630.50 with an interest rate of 3.875% which was applied for the due date of 6/XX/024. The current UPB is xx No bankruptcy and foreclosure evidence has been found. No damage or repairs have been found. BWR1 has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject property is a new construction. The appraisal report is as is, but the improvement section and photo addendum show that final touch-ups and cleaning are in process. The 1004D report is missing from the loan documents." * ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations Brokerage/Finder fee test due to fees charged at xx The below fees were included in the test. Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.78%. Tape shows rental income miscalculation, and the revised DTI is 63.31%. Further details not provided. Lender defect. Subject loan originated on 2/XX/2022, and the 3-year SOL is active. BWR1 has 3.25 years and BWR2 has 2.58 years on the job as a XX FICO 710, $35K equity in the subject, and $1,865 disposable income."
* Cash out purchase (Lvl 2)     "The subject loan is purchase case. Final CD reflects cash to in the amount of xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on 2/XX/2022 and the SOL is 1 year."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 01/XX/2022 reflects Points - Loan Discount Fee at xx. CD dated 02/XX/2022 reflects Points - Loan Discount Fee at $6,119.96. This is an increase in fee of $1.96 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on 2/XX/2022 and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			600	Not Applicable
81805695	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	32.992%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/XX/2024 shows that the subject mortgage was originated on xx
No active liens and judgments have been found against the borrower and subject property.
The annual county taxes for 2023 were paid in the amount of $993.00.
The annual city taxes for 2023 were paid in the amount of $512.00.
No prior year’s delinquent taxes have been found.	According to the payment history as of 06/XX/2024, the borrower is current with the loan and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $1,987.51 (PITI) which was applied for the due date of 06/XX/2024. The monthly P&I is in the amount of $xx with an interest rate of 7.000%. The current unpaid principal balance is xx	Collections Comments:The current status of the loan is current.
According to the payment history as of 06/XX/2024, the borrower is current with the loan and the nexxt due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $1,987.51 (PITI) which was applied for the due date of 06/XX/2024. The monthly P and I is in the amount of $1,752.51 with an interest rate of 7.000%. The current unpaid principal balance is xx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
No evidence has been found regarding litigation and contested matter.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property occupancy is stated as owner occupied.
No comments have been found stating the borrower was impacted by Covid-19.
BWR has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed interest rate test due to interest rate calculated 7.000% exceeds interest rate threshold 6.140% over by +0.860%. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 02/XX/2022 does not reflect Loan Origination Fee. Final CD dated 03/XX/2022 reflects Loan Origination Fee at xx. This is an increase in fee of +$1,317.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on 03/XX/2022 and the SOL is 1 year has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 7.156% exceeds APR threshold of 5.110% over By +2.046%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63270224	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	20.991%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/XX/2024, the subject mortgage was xx There is one state tax lien against the borrower in favor of xx The second installment of county taxes for 2023/2024 is due in the amount of $254.84 on 11/XX/2024. No prior year’s delinquent taxes have been found.	According to payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $744.57 (PITI), which was applied for the due date of 6/XX/024. The current P&I is $XXith an interest rate of 6.750%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
As per the improvement section and photo addendum attached with the appraisal report dated 04/XX/2022, the subject property has multiple damages/repairs to be completed. No details have been found regarding the cost to cure the damages or the completion of the repairs.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.250% exceeds APR threshold of 5.990% over by +1.260%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	653	Not Applicable
57711114	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	685	764	38.897%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$773.66	01/XX/2024	Financial Hardship	As per the review of the updated title report dated 6/XX/2024, the subject mortgage originated on xx
No active judgments or liens were found.
The county taxes for 2023-2024 were paid in the total amount of $1,791.16.
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,039.09, which was applied for the due date of 6/XX/024. The current monthly P&I is $XXith an interest rate of 6.500%. The current UPB is xx. There is a large principal payment for the total amount of xx on 12/XX/2023. The comment dated 12/XX/2023 shows that the loan has been recast in the amount of xx. Further details were not found.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
The COVID attestation is located at xx

BWR has xx
BWR 2 has xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made on 1/XX/024 with a new modified UPB amount of xx. The borrower promises to make a monthly payment of $773.66 with a rate of interest of 6.50%, beginning from 1/XX/024 until the maturity date of 10/XX/052.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96208495	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	27.931%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/XX/2024, the subject mortgage was originated onxx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan. The next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $819.99 with an interest rate of 7.000% which was applied for the due date of 6/XX/024. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 6/XX/2024, the borrower is current with the loan. The nexxt due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $819.99 with an interest rate of 7.000% which was applied for the due date of 6/XX/024. The current UPB is xx No bankruptcy and foreclosure evidence has been found. No damage or repairs have been found. BWR has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test due to finance charge disclosed on final CD as xx. Calculated finance charge is $177,573.33 for an under disclosed amount of -$59.46. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a purchase, originated on 7/XX/2022 and the SOL is 1 year has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.465% exceeds APR threshold of 6.870% over by +0.595%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	738	Not Applicable
22604933	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	2.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	776	778	31.332%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of $2,078.25.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 6/XX/024, the borrower is current with the loan and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $2,561.47 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx. The current P&I is $XXhe interest rate is 2.500%.
PH shows a large payment of xx shows the same amount paid by BWR.

Collections Comments:The loan is currently performing and the nexxt due date is 7/XX/024.
The last payment was received on 6/XX/024 in the amount of $2,561.47 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
The Covid-19 attestation is located at xx
BWR1 has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. Comp #3 with a sales price of xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The initial loan estimate delivery date is xx which is later than the third business day after the creditor receives the consumer's initial written application on xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE delivery and timing test. Initial LE dated xx. Subject loan is purchase case, originated on xx  and the 1 year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15158586	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	801	Not Applicable	44.265%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage originated on xx
No active judgments or liens were found.
The combined annual taxes for the year 2023 were paid in the amount of $2,657.45 on 10/XX/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $2,020.70 which was applied for the due date of 06/XX/2024. The current monthly P&I is $XX and the interest rate is 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
Borrower has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject condo project is ineligible for sale to agencies as the HOA is involved in active litigation for a settlement amount of $300,000 claimed by the plaintiff over physical injury. Further details not provided. XX search shows an estimated value of xx. Current UPB xx. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject condo project is ineligible, and the subject property is a condotel. The subject is a unit in the xx Residence project and has amenities like a heated salt water pool, a spa and fitness center, and two in-building restaurants. Further details not provided. XX search shows an estimated value of xx."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.26% as the borrower’s income is $18,919.83 and total expenses are in the amount of $8,543.16 and the loan was underwritten by xx and its recommendation is Accept/Eligible with a DTI of 44.26%."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28548417	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	2.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	769	47.395%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx
No active liens and judgments have been found.
For Parcel xx
The first installment of county taxes for 2023 was paid in the amount of $3,638.88 on 6/XX/2024.
The second installment of county taxes for 2023 was paid in the amount of $3,682.66 on 1/XX/2024.
For Parcel xx
The first installment of county taxes for 2023 was paid in the amount of $779.37 on 6/XX/2024.
The second installment of county taxes for 2023 was paid in the amount of $779.37 on 1/XX/2024.
No prior year's taxes were found delinquent.	According to payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $3,278.41 (PITI) which was applied for the due date of 6/XX/024. The P&I is $XXan interest rate of 2.875%. The current UPB reflected as per the payment history is xx	Collections Comments:The loan is performing.
According to payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $3,278.41 (PITI) which was applied for the due date of 6/XX/024. The P&I is $XX with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx
The reason for default is unable to be determined.
The subject property is owner occupied. No comments have been found for bankruptcy.
No comments have been found for damage and repairs.
No comments have been found for bankruptcy and foreclosure.
Covid-19 attestation is available and located at xx
BWR has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 47.39%. The tape shows BWR2 SE income used as a second income is not supported by business deposits in the bank statements. Further details not provided. Lender defect. Subject loan originated on 10/XX/2021, and the 3-year SOL will expire on 10/XX/2024. BWR has 5.17 years on the job as xx and BWR2 has 3.17 years on the job as a xx, FICO 764, 0X30 since inception, and xx equity in the subject."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.39% as the borrower’s income is $11,402.99 and total expenses are in the amount of $5,404.42 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 47.39%."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	760	Not Applicable
63267354	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.000%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	697	48.800%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage was originated on xx
No active judgments or liens were found.
The 2023 combined annual taxes were paid in the amount of $116.46 on 11/XX/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $2,791.83 which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXan interest rate of 3.000%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $2,791.83 which was applied for the due date of 06/XX/2024. The current monthly P&I is $XX with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR1 has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) xx. This is an increase in fee of +$2,392.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on 12/XX/2021 and the 3 year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.80%. Tape shows the lender omitted debts without evidence of payoff. Further details not provided. Lender defect. Subject loan originated on 12/XX/021, and the 3-year SOL is active. BWR1 has 11.16 years on the job as r at xx; BWR2 has 8 months on the job as atxx, FICO 697, 1X30 since inception, and $297K equity in the subject."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.80%, as the borrower’s income is $6,102.84 and total expenses are in the amount of $2,978.20 and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 49.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65711119	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.500%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	49.023%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/XX/2024 shows that the subject mortgage originated on xx No active liens and judgments were found. The annual combined taxes for 2023 were paid in the amount of $501.54 on 01/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/XX/2024, the borrower is current with the loan and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $548.01 (PITI) which was applied to the due date of 06/XX/2024. The monthly P&I is $xx and the interest rate is 3.500%. The current unpaid principal balance is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 06/XX/2024, the borrower is current with the loan and the nexxt due date is 07/XX/2024. The current unpaid principal balance is xx No evidence has been found regarding the current foreclosure proceedings. No information has been found related to damage or repairs. As per tape data, the property occupancy is stated as owner-occupied. BWR receives SSI or pension income. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows that the subject loan does not meet the QM-ATR eligibility requirements. Further details not provided. Infinity CE results show the loan failed the QM points and fees test."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated 12/XX/2021 does not reflect Points - Loan Discount Fee. Final CD dated 02/XX/2022 reflects Points - Loan Discount Fee at xx.
Initial LE dated 12/XX/2021 does not reflect Lock Extension Fee. Final CD dated 02/XX/2022 reflects Lock Extension Fee at xx.
Initial LE dated 12/XX/2021 reflects Loan Origination Fee at $813.00. Final CD dated 02/XX/2022 reflects Loan Origination Fee at xx
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance, originated on 02/XX/2022 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Lock Extension paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged $3,537.50 exceeds fees threshold of xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Lock Extension paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Property is Manufactured Housing (Lvl 2) xx As per the appraisal report, the subject property is a manufactured home. The affixation affidavit is available in the loan file at xx which shows that the home has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	762	Not Applicable
59120145	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.500%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	39.646%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage originated on xx No active judgments or liens were found. The combined taxes for 2024 were paid in the amount of $13,227.91 on 06/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 05/XX/2024 in the amount of $10,544.53 (PITI) which was applied to the due date of 08/XX/2024. The current monthly P&I is $XX and the interest rate is 3.500%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current UPB reflected as per the payment history is xx No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is occupied by the owner. BWR has been xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test due to LE dated xx reflect the sum of Section C fees and Recording fee at xx. Post-CD dated 5/XX/2022 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of xxfor charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is not available. The subject loan is refinance case originated on xx
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan does not meet loan program requirements. Further details are not provided. BWR has been SE for 19.66 years at xx	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	708	Not Applicable
23748824	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.875%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	49.914%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage originated on xx
There is a junior mortgage against the subject property in favor ofxx in the amount of xx
No active judgments or liens were found.
The combined annual taxes for 2023 were paid in the amount of $3,396.50 on 11/XX/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is XX. The last payment was received on XX in the amount of XX (PITI) which was applied to the due date of XX. The current monthly P&I is XX and the interest rate is 3.875%. The current UPB reflected as per the payment history is XX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is xx. The current UPB reflected as per the payment history is xx.
No information has been found related to damage or repairs.
As per seller tape data, the subject property is owner-occupied.
BWR has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test due to this loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date. Please review the loan data to ensure the dates are in the correct fields."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated XX does not reflect points - loan discount fee. Final CD dated 03/XX/2022 reflects points - loan discount fee at $1,365.00. This is an increase in fee of +$1,365.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on XX and the 3-year SOL is active.

TRID violation due to decrease in lender credit on Closing Disclosure dated 03/XX/2022.Initial LE dated 02/XX/2022 reflects lender credit at $335.00. Final CD dated 03/XX/2022 reflects lender credit at $0. This is decrease of +$335.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.91%. The tape shows that the lender omitted auto loan debt with Chrylser from DTI calculations without evidence of payoff. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has been SE for 33.16 years at XX, FICO 750, 0X30 since inception, and xx equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33864101	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	656	632	28.799%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx There is a UCC lien against xx The annual county taxes for 2023 were paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is XX. The last payment was received on XX in the amount of XX, which was applied for the due date of XX. The current monthly P&I is XX with an interest rate of XX. The current UPB reflected as per the payment history is XX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is xx. The last payment was received on xx in the amount of xx, which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
The loan was originated on 04/XX/2021 and the covid-19 attestation is located at xx.
BWR1 works as xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 28.79%. Tape shows BWR2 was not employed at closing. Further details not provided. BWR defect. Subject loan originated on xx, and the 3-year SOL is expired. BWR1 works as xx; BWR2 has 9.75 years on the job as xx, 0X30 since inception, FICO 632, and $100K equity in the subject."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Your home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	540	Not Applicable
25019145	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.500%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	Not Applicable	50.032%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx No active liens and judgments have been found. No prior delinquent taxes have been found for the prior year.	According to the payment history as of 6/XX/2024, the borrower is current with the loan. The next due date is XX. The last payment was received on XX in the amount of XX with an interest rate of 3.500% which was applied for the due date of XX. The current UPB is XX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan. The nexxt due date is xx. The last payment was received on xx in the amount of xx with an interest rate of 3.500% which was applied for the due date ofxx. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on 7/XX/2021. The Covid-19 attestation is available at “xx”.
BWR has xx
The appraisal report is as is. The photo addendum of the subject property located at "xx" shows mildew on exxterior vinyl siding. The cost to cure is not available in the appraisal report. CCs do not show damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, but the photo addendum of the subject property shows mildew on exterior vinyl siding. The appraisal report does not reflect the cost-to-cure amount. The 1004D/Completion report for the repairs is missing from the loan documents. Also, the final CD does not reflect any holdback."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50%. The tape shows a rental income miscalculation. The revised DTI is 69%. Further details not provided. Lender defect. The subject loan originated on XX, and the 3-year SOL will expire on xx. BWR has 1.75 years on the job as xx FICO 725, and xx equity in the subject."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by LP) and its recommendation is Accept with a DTI of 50.00%"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	744	Not Applicable
16367015	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Unavailable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	28.144%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage originated xx
There is an active junior mortgage against the subject property in favor of xx
There is an active HOA lien found against the subject property xx
There is a writ of FIERI FACIAS (HOA lien) against the subject property in favor of xx
No prior year’s delinquent taxes have been found.

According to the payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is XX. The last payment was received on XX in the amount of XX(PITI), which was applied for the due date of XX. The current P&I is XX with an interest rate of 4.250%. The current UPB is XX.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is xx. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Transmittal (1008)	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows interest-party contributions exceeded the maximum allowable per agency guidelines. Final CD reflects seller credit of $2,550 and the subject loan closed with a CLTV of 105%. Further details not provided."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.565% exceeds APR threshold of 5.480% over by +0.085%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* LTV or CLTV exceeds 104% (Lvl 2)     "The collateral value used for underwriting is xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. CLTV = 105.000%. The current UPB is xx"
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35100958	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	697	Not Applicable	41.158%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/XX/2024, the subject mortgage originated on xx.
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is XX. The last payment was received on XX in the amount of XX, which was applied for the due date of XX. The current monthly P&I is XX, with an interest rate of 5.625%. The current UPB is XX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is xx. The last payment was received on xx in the amount of xx, which was applied for the due date of xx. The current monthly P&I is xx, with an interest rate of 5.625%. The current UPB is xx. No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.15%. The tape shows an income miscalculation, and the lender failed to include current housing expenses in the DTI calculation. The revised DTI was 59.64%. Further details not provided. Lender defect. The subject loan originated on 5/XX/2018, and the 3-year SOL is expired. BWR has been SE for 23.83 years at XX, FICO 697, 0X30 since inception, and xx equity in the subject."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96231795	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	35.302%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/XX/2024, the subject mortgage originated on xx
No active judgments or liens were found.
The first installment of county taxes xx.
The second installment of county taxes for 2023-2024 is due in the total amount ofxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is XX. The last payment was received on XX in the amount of XX, which was applied for the due date of XX. The current monthly P&I is XX with an interest rate of 8.500%. The current UPB reflected, as per the payment history, is XX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is xx. The last payment was received on xx in the amount of xx, which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of 8.500%. The current UPB reflected, as per the payment history, isxx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has xx months on the job xx Between xx and xx for xx years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.830% exceeds APR threshold of 8.240% over by +0.590%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98441958	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	42.773%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage originated on xx.
No active liens or judgments have been found.
The 1st installment of county taxes for 2023 was paid in the amount of $xx.
The 2nd installment of county taxes for 2023 is due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is XX. The last payment was received on XX in the amount of XX(PITI), which was applied for the due date of XX. The current P&I is XX with an interest rate of 6.750%. The current UPB is XX. PH shows large principal payments in the amount of XX on XX and XX on XX. The collection comments dated XX and XX indicate that these are the borrower’s payments.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is xx. The current UPB isxx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.023% exceeds APR threshold of 5.120% over by +1.903%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54343101	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	746	41.224%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/XX/2024, the subject mortgage was originated xx. No active judgments or liens have been found. The annual installments of city and county taxes for 2023 have been paid in the total amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is XX. The last payment was received on XX in the amount of XX (PITI), which was applied for the due date of XX. The current P&I is XX with an interest rate of 7.000%. The current UPB reflected as per the payment history is XX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is xx. The current UPB isxx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx years on the job as a xx.
BWR2 has xx years on the job xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails brokerage/finder fees test due to fees charged $5,234.00 exceeds fees threshold of $3,959.30 over by +$1,274.70. The below fees were included in the test: Loan Origination Fee paid by Borrower: X. Processing Fee paid by Borrower: X. Underwriting Fee paid by Borrower: X"	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.297% exceeds APR threshold of 6.700% over by +0.597%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	735	Not Applicable
83611692	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	791	54.247%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/XX/2024, the subject mortgage was originated on xx. There is UCC financing statement in favor of XX, which was recorded on xx. The first, second, third, and fourth installments of borough taxes for 2024 have been paid in the total amount of xx. The first, second, third, and fourth installments of borough taxes for 2025 are due in the total amount of xx. The annual installments of utility charges for 2024 are due in the amount of xx. The utility charges for 2024 have been delinquent in the total amount of xx. which is good through xx.	According to payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is XX. The last payment was received on XX in the amount of XX(PITI), which was applied for the due date of XX. The current P&I is XX with an interest rate of 3.990%. The current UPB reflected as per the payment history is XX. PH shows multiple transactions were made in August 2022 in the total amount of XX. As per the collection comment dated XX, these are BWR payments.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is xx. The current UPB isxx.
As per the comment dated xx, the reason for default is xx.
As per the comment dated xx, the borrower's income is impacted byxx. As per the comment dated xx, the borrower was approved for HAF reinstatement and received a Covid-19 HAF fund from the state of xx in the total amount of xx.
As per the comment dated xx, the subject property is owner occupied.
As per the comment dated xx, the borrower was on a trial plan from xx to xx in the amount of xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx years on the job as xx.
BWR2 has xx years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the photo addendum shows deferred maintenance in the basement bathroom, such as the installation of a new sink, new drywall, and paint; bathtub tiles, switch plates, and outlet covers are missing. The estimated cost to cure is $3,000. 1004D is missing from the loan documents, and the final CD does not reflect any escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 54.24%. Tape shows an income miscalculation as BWR income was overstated. Further details not provided. Lender defect. Subject loan originated on XX, and the 3-year SOL is expired. BWR1 has 5 years on the job as tXX; BWR2 has 9.16 years on the job as xx at XX, FICO 743, and $95K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/XX/2019 does reflect Transfer Taxes Fee at $8,072.00. Final CD dated 12/XX/2019 reflects Transfer Taxes Fee $9,414.35. This is an increase in fee of +$1,342.35 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan originated on xx, and the 1-year SOL is expired."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.247% as the borrower’s income is xx and total expenses are in the amount of xx. AUS report is missing from the loan documents. Subject loan originated on xx, and the 3-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	734	819
81598454	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	806	Not Applicable	41.554%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$74,800.00	3.500%	$1,906.44	06/XX/2023	Financial Hardship	The review of the updated title report dated 06/XX/2024 shows that the subject mortgage was originated onxx.
No active judgments or liens were found.
The 2nd installment of city taxes for 2024 is due in the amount of xx on xx.
The annual water/sewer charges for 2024 have been delinquent in the amount of xx which is payable on xx.
According to payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is XX. The last payment was received on XX in the amount of XX (PITI) which was applied for the due date of XX. The current P&I is XX with an interest rate of 3.50%. The current UPB is XX and deferred balance is XX	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is xx. The current UPB is xx and deferred balance is xx.
As per the collection comment dated xx, the borrower was approved for the one-month FB plan which is effective onxx.
The loan was modified onxx with interest bearing amount of xx.
As per the collection comment dated xx, the foreclosure was initiated on xx. As per the collection comment date xx the foreclosure file was put on hold due to reinstatement on xx
No post-close bankruptcy record has been found.
As per the collection comment datedxx, the subject property was occupied by owner. CCs do not show any damage.
BWR has xx years on the job asxx.

Foreclosure Comments:As per the collection comment dated 4/XX/2022, the foreclosure was initiated on 4/XX/2022. As per the collection comment dated 4/XX/2022, the foreclosure file was put on hold due to reinstatement on 4/XX/2022.
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower “xx” and lender “ XX” with an effective date of 04/XX/2023 shows the new modified unpaid principal balance is $xx out of which $492,122.87 is interest bearing amount and deferred amount is $74,800.00. The borrower agreed to pay the modified monthly P&I of $XX with a modified interest rate of 3.500% starting on 06/XX/2023 and continuing until the new maturity date of 05/XX/2063.		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was indemnified with Freddie but became delinquent and repurchased. According to payment history as of XX, the borrower is current with the loan, and the next due date is X. The last payment was received on XX in the amount of XX (PITI) which was applied for the due date of XX. The current UPB is XX and deferred balance is XX."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to decrease in lender credit in final closing disclosure dated xx. Initial LE dated xx reflects lender credit at $12,490.00. Final CD dated xx reflects lender credit at xx. This is decrease by xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year expired."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50681886	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	29.593%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx
There is a real estate tax lien in the amount of xx. The situs address mentioned on the document, located at "xx" is inconsistent with the subject property address.
The first installment of county taxes for the year 2023 is paid in the amount of xx.
The second installment of county taxes for the year 2023 is paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/024, the borrower is current on the loan, and the next due date is XX. The last payment was received on XX in the amount of XX, which was applied for the due date of XX. The current monthly P&I is XX with an interest rate of XX. The current UPB reflected, as per the payment history, is XX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current on the loan, and the nexxt due date is 7/XX/024. The last payment was received on 06/XX/2024 in the amount of $4,496.08, which was applied for the due date of 06/XX/2024. The current monthly P&I is $XX with an interest rate of 5.750%. The current UPB reflected, as per the payment history, is $xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 29.59%. Tape shows occupancy misrepresentation omitting other housing expense and SE income miscalculation as the BWR does not have a 2-year history of SE income. Further details not provided. BWR defect. Subject loan originated onXX, and the 3-year SOL is active. BWR has been SE for 1 year at XX, FICO 764, 0X30 since inception, and $117K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan discount fee. CD dated xx reflects Points - Loan discount fee at xx. This is an increase in fee ofxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 4/XX/2022 reflects Recording fee at $101.00. CD dated 5/XX/2022 reflects Recording fee at $116.00. This is an increase of $2.40 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on final CD dated 5/XX/2022. Initial LE dated 4/XX/2022 reflects Lender credits at $843.00. Final CD dated 5/XX/2022 does not reflect Lender credits. This is decrease of $843.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on 5/XX/2022 and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7453133	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	45.515%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated onxx.
No active liens or judgments have been found.
The first installment of county taxes for the year 2023 is paid in the amount of xx.
The second installment of county taxes for the year 2023 is due on 06/XX/2024 in the amount of X.
No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/024, the borrower is current on the loan, and the next due date is XX. The last payment was received on XX in the amount of XX, which was applied for the due date of XX. The current monthly P&I is XX with an interest rate of 4.625%. The current UPB reflected, as per the payment history, is XX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current on the loan, and the nexxt due date is 7/XX/024. The last payment was received on 06/XX/2024 in the amount of $2,958.39, which was applied for the due date of 06/XX/2024. The current monthly P&I is $XX with an interest rate of 4.625%. The current UPB reflected, as per the payment history, is $xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.51%. Tape shows income misrepresentation. Further details not provided. BWR defect. Subject loan originated on xx, and the 3-year SOL is active. BWR has 4 months on the job as xx FICO 764, 0X30 since inception, and xx equity in the subject."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.51% as the borrower’s income is xx and total expenses are in the amount of $3,186.05 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26530297	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	740	40.006%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/XX/2024, the subject mortgage was originated onxx. No active judgments or liens have been found. The tax status is to follow.	According to the payment history as of 5/XX/2024, the borrower is current with the loan. The next due date is XX. The last payment was received on XX in the amount of XX with an interest rate of 3.990% which was applied for the due date of XX. The current UPB is XX.
PH shows multiple transactions were made in Dec 2023 in the total amount of XX. As per the collection comment dated XX, these are BWR payments.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of 5/XX/2024, the borrower is current with the loan. The nexxt due date is 6/XX/024. The last payment was received on 5/XX/024 in the amount of $3,086.11 with an interest rate of 3.990% which was applied for the due date of 5/XX/024. The current UPB is $XX.
No foreclosure evidence has been found.
xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx. The unsecured portion is $0.00. The plan was confirmed on 12/XX/2023. The bankruptcy case is still active.	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of XX. Comp #1 with a sales price of X, is closest to the subject property. xx search shows an estimated value of X. Current UPB is XX"	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test (PA HB 2179 Section 6111) due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18928907	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	665	700	37.449%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 6/XX/2024, the subject mortgage was originated on xx. No active judgments or liens found The annual combined taxes for 2023 were paid off in the amount of on xx. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 5/XX/2024, the borrower is current with the loan and the next due date of payment is XX. The last payment was received on XX in the amount of XX which applied for XX. The current P&I is XX with an interest rate of 7.375%. The UPB as of the date mentioned in the updated payment history is XX.	Collections Comments:The loan is performing.
According to the review of payment history as of 5/XX/2024, the borrower is current with the loan and the nexxt due date of payment is xx. The last payment was received on xx in the amount of xx which applied for xx. The current P&I is xx with an interest rate of 7.375%. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
The appraisal report dated xx is as is. The property needs repairs, including replacing rotted wood at the garage door, painting in the amount of xx and brick mortar in the estimated repair amount of xx. No evidence has been found to determine whether the damage has been repaired or not.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The subject loan is Texas 50 (a)(6). The appraisal used is one month after the closing date, and the tape and review of the appraisal report reflect a lower appraised value of $xx, which results in an LTV of 81% using the original loan amount of $xx. FMV disclosure is available in the loan documents. XX search shows an estimated value of $xx. Current UPB $xx. Reaching out to counsel for cure. Cure is to refund BWR $2000 with LOX. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report dated X is as is, but the improvement section of the appraisal report shows that some deferred maintenance needs to be completed on the following items: 1) Brick mortar repair: $1,000; 2) replacing rotted wood at the garage door and painting: $500. The estimated cost to cure is $X is missing from the loan documents. Final CD does not reflect any escrow holdback."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated X reflects Points - Loan discount fee at X. Final CD dated X reflects Points - Loan discount fee at X.
Loan estimate dated X reflects Credit Monitoring Service at $5.00. Final CD dated X reflects Credit Monitoring Service at X.
Loan estimate dated X reflects Credit Report Fee at $50.00. Final CD dated X reflects Credit Report Fee at $100.00.
This is a cumulative increase in fee of X for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on X and the 3 year SOL is active."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest & fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45254480	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	778	763	31.241%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/XX/2024 shows that the subject mortgage was originated xx. No active judgments or liens were found. The 1st installment of county taxes for 2023/2024 was paid in the amount of xx. The 2nd installment of county taxes for 2023-2024 was due in the amount of xx on X. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is XX. The last payment was received on XX in the amount of XX which was applied for the due date of XX. The current monthly P&I is XX with an interest rate of 7.38%.The current UPB reflected as per the payment history is XX.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan, and the nexxt due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P&I is $XXith an interest rate of 7.38%. The current UPB reflected as per the payment history isxx. As per the xx report, borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current/prior foreclosure proceedings. The reason for default is unable to be determined. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs.
xx, All Departments. The occupancy of the subject property is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of XX. Current UPB is XX." * ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand-dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 31.24%. The tape shows BWR was not employed prior to closing, and DTI could not be determined. Further details were not provided. Borrower defect. The subject loan originated on XX, and the 3-year SOL is active. BWR1 has been an employee at xx for 17.50 years, and BWR2 has been an employee at the xx for 12.11 years, with a FICO of 763,0X30 since inception and xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	762	742
2794849	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	805	Not Applicable	49.672%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 6/XX/024, the borrower is current with the loan and the next due date isXX. The last payment was received on XX in the amount of XX which was applied to the due date of XX. The unpaid principal balance is XX. The current P&I is XX and the interest rate is XX.

Collections Comments:The loan is currently performing and the nexxt due date is 7/XX/024.
The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
The appraisal report in the loan file is as is. The improvement section of the appraisal report shows the subject home is in average to fair condition. Repairs of multiple items listed on the exxterior of the home need painting, as it shows chipped paint on the exxterior wood trim. The kitchen needs some updating with newer lower kitchen cabinets, and with some new tiles on the flooring, there was no smoke detector or carbon monoxxide detector found in the home. Multiple repairs are needed to be completed. The appraisal report does not reflect the estimated cost to cure. CCs do not show damage.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is as is and in C5 condition. Tape and appraisal show material damage throughout the interior and exterior of the property also has non-functional pool. The estimated amount of cure is not available. 1004D is missing from the loan file. Final CD does not reflect any escrow holdback. XX search shows an estimated value of $xx. Current UPB $XXK. Elevated for client review."
* Property Marketability Issues (Lvl 4) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #3 with a sales price of $xx, is closest to the subject property. XX search shows an estimated value of $xx. Current UPB is $xx."	* Compliance Testing (Lvl 3) "Loan failed qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: X
Processing Fee paid by Borrower: X
Underwriting Fee paid by Borrower: X"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $7,650.00 exceeds fees threshold of X over by X
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: X
Processing Fee paid by Borrower: X
Underwriting Fee paid by Borrower: X"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 3/XX/2023 reflects Points - Loan discount fee at $3,719.00. CD dated 4/XX/2023 reflects Points - Loan discount fee at $6,375.00
Loan estimate dated 3/XX/2023 does not reflect Transfer Taxes. CD dated 4/XX/2023 reflects Transfer Taxes at $137.50.
This is an increase in fee of $2,793.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 4/XX/2023 and the 1 year SOL is expired.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 3/XX/2023 reflects Recording fee at $103.00. CD dated 4/XX/2023 reflects Recording fee at $119.90. This is an increase of $4.10 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 4/XX/2023 and the 1 year SOL is expired."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by the borrower is missing from loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81903671	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	696	29.331%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage was originated on xx. No active judgments or liens were found. The 2023 combined annual taxes were paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the review of payment history as of 5/XX/2024, the borrower is current with the loan and the next due date of payment is XX. The last payment was received on XX in the amount of XX which applied for XX. The current P&I is XX with an interest rate of 3.500%. The UPB as of the date mentioned in the updated payment history is XX. As per the comment dated XX, the loan was reinstated.	Collections Comments:The loan is performing.
According to the review of payment history as of 5/XX/2024, the borrower is current with the loan and the nexxt due date of payment is xx. The UPB as of the date mentioned in the updated payment history is xx.
The foreclosure was initiated in 2022 with the loan. As per servicing comment dated xx, the loan is reinstated and the foreclosure action has been cancelled. Further details not available.
No bankruptcy-related details have been found.
As per the comment dated xx, three months trail modification has been approved.
As per servicing comments dated xx, the subject property is owner-occupied.
As per servicing comment dated xx, the subject property has been affected by natural disaster.
As per servicing comment dated xx, the borrower’s income was impacted due to Covid-19.
As per the comment dated xx, the subject property was impacted by xx, and the roof was damaged. The estimated cost of repair was xx Further details are not available as to whether repairs have been done or not.
xx
Foreclosure Comments:The foreclosure was initiated in 2022 with the loan. As per servicing comment dated xx, the loan is reinstated and the foreclosure action has been cancelled. Further details not available.
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by borrower." * Loan does not conform to program guidelines (Lvl 3) "The subject property is a purchase case. Tape shows the loan was indemnified with Freddie but became delinquent and repurchased. According to the review of payment history as of XX, the borrower is current with the loan and the next due date of payment is X. The UPB as of the date mentioned in the updated payment history is X."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62067904	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	Not Applicable	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.250%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	787	48.553%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage was originated on xx. No active liens and judgments have been found against the borrower and subject property. The 1st installment of county taxes for 2024 was paid in the amount of xx. The 2nd installment of county taxes for 2024 was due in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 05/XX/2024, the borrower is current with the loan, and the next due date is XX. The last payment was received on XX in the amount of XX which was applied for the due date of XX. The current monthly P&I is XX with an interest rate of XX. The current UPB reflected as per the payment history is XX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/XX/2024, the borrower is current with the loan, and the nexxt due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees test due to fees charged X exceeds fees threshold of XX over by xx. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: XX Processing Fee paid by Borrower: $900.00 Underwriting Fee paid by Borrower: X"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged XX exceeds fees threshold of XX over by xx.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: XX Processing Fee paid by Borrower: XX Underwriting Fee paid by Borrower: XX"
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.55%. Tape shows an income miscalculation as the lender used BWR2 temporary income and the DTI is 64%. Further details not provided. Lender defect. Subject loan originated on XX, and the 3-year SOL is active. BWR1 has 4 years on the job xx, BWR2 has 1 month on the job as X, FICO 765, 0X30 since inception, $83K equity in the subject, and $4,664 disposable income." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			758	757
52634342	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	54.686%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/XX/2024, the subject mortgage was xx. No active judgments or liens have been found. The first, second, third and fourth installments of other taxes for 2023 have been paid in the total amount of xx. The annual installments of combined taxes for 2023 have been paid in the amount of xx. The first and second installments of other taxes for 2024 have been paid in the total amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $2,055.23 (PITI), which was applied for the due date of 6/XX/024. The current P&I is $XXan interest rate of 6.750%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is xx. The current UPB is xx
Unable to determine the current condition and occupancy of the subject property.
 No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan failed the property flipping rule. The review of the appraisal report shows the date of the prior sale or transfer is XX in the amount of X. The subject's appraised value on XX was X. Recent improvements include new carpet and interior paint. xx search shows an estimated value of XX. Elevated for client review." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	740	Not Applicable
31951075	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	794	801	49.756%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage originated on xx.
There are X  prior civil judgments active against xx in the total amount of xx which were filed by different plaintiffs and recorded on different dates.
No prior year’s delinquent taxes have been found.
According to the payment history as of 05/XX/2024, the borrower is current with the loan and the next due date is 06/XX/2024. The last payment was received on 05/XX/2024 in the amount of $1,752.01 (PITI) which was applied to the due date of 05/XX/2024. The current monthly P&I is $XXhe interest rate is 6.500%. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan, and the nexxt due date is xx. The current UPB reflected as per the payment history is xx.
The notice of commencement located at xx  which was recorded on xx shows a general description of improvement as a re-roof. Further details are not provided. CCs do not show any damage.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan is NOO and was approved at 49.75%. Tape shows rental income miscalculation, and the revised DTI is 60%. Further details not provided. Lender defect. Subject loan originated on XX, and the 3-year SOL is active. BWR1 has been SE for 10 years at XX; BWR2 has been SE for 10 years at, FICO 794, 0X30 since inception, $93K equity in the subject, and $1,814 disposable income."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26133413	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	686	Not Applicable	64.586%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/XX/2024, the subject mortgage was originated on xx. There are two active PACE liens against the subject property in favor of xx, which were recorded on xx in the total amount of xx. There are three prior credit card judgments against the borrower in xx, which were recorded on different dates in the total amount of xx. The annual installments of county taxes for 2023 have been paid in the total amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of 5/XX/2024, the borrower is current with the loan, and the next due date is XX. The last payment was received on XX in the amount of XX (PITI), which was applied for the due date of XX. The current P&I is XX with an interest rate of 6.375%. The current UPB reflected as per the payment history is XX.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of xx, the borrower is current with the loan, and the nexxt due date is xx. The current UPB is xx. No details pertaining to the damage to the subject property have been observed. Unable to determine the current condition and occupancy of the subject property. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 64.59%. Tape shows DTI exceeds the guidelines by 65%. Lender defect. Further details were not provided. The subject loan originated on XX, and the 3-year SOL is active. BWR has been an employee at xx for 5.91 years, with a FICO of 686,0X30 since inception and $XXK equity in the subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XX search shows an estimated value of xx. Current UPB is xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged XX exceeds fees threshold of XX over by xx.   The below fees were included in the test:  Mortgage Broker Fee (Indirect) XX Points - Loan Discount Fee paid by Borrower: XX
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $13,901.80 exceeds fees threshold of XX over by XX.   The below fees were included in the test:  Mortgage Broker Fee (Indirect) XX Points - Loan Discount Fee paid by Borrower: XX"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by borrower."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan does not meet seasoned period requirement of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56466435	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	727	Not Applicable	49.504%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 7/XX/2024, the subject mortgage originated on xx.
No active liens and judgments have been found.
The first, second, and third installment county taxes of 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 6/XX/2024, the borrower is current with the loan and the next due date is XX. The last payment was received on XX which is for the due date of XX in the amount of XX (PITI). The current P&I is X with an interest rate of 7.00%. The current UPB is XX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan and the nexxt due date is xx. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.50%. Tape shows lender omitted debts without supporting documentation. Further details not provided. Lender defect. Subject loan originated onXX, and the 3-year SOL is active. BWR has 5 years as xx at XX, FICO 727, and $2K equity in the subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal report. PIW disclosure signed by the borrower is missing from the loan documents. XX search shows an estimated value of $xxM. Current UPB is $xx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails compliance delivery and timing test for CD dated 11/XX/2023. The document tracker is missing, and 3 business days were added to get the receipt date of XX, which is after the consummation date of XX."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated XX reflects Points - Loan Discount Fee at XX CD dated 11/XX/2023 reflects Points - Loan Discount Fee at $10,306.00.
Loan estimate dated XX does not reflect Credit Report Fee. CD dated XX reflects Credit Report Fee at X.
																																																																																							This is a cumulative increase of XX for charges that in total cannot increase more than 0% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on XX and the 3-year SOL is active."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68160882	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.375%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	779	19.787%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage originated on xx. There is an active junior mortgage against the subject property in favor of xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is X. The last payment was received on X in the amount of X (PITI) which was applied for the due date of X. The current P&I is X with an interest rate of 4.375%. The current UPB is X.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is xx. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR1 has xx years on the job as a xx.
BWR2 has xx years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock Right of Rescission	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape data shows that, at the time of delivery to initial investor, subject loan was not in 1st lien position because previous loan paid at closing was not yet released. County records show the previous DOT was released after delivery and subject lien is currently in 1st position. The subject mortgage originated on XX and was recorded on XX in the amount of XX in favor of MERS as nominee for XX. The final title policy did not show any exception for prior DOT. As per the updated title report dated XX, the subject mortgage is at first lien position. No prior mortgage has been found."	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	805	795
71378439	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	696	44.171%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/XX/2024, the subject mortgage was originated on xx.
There is one junior mortgage active against the subject property in favor of xx
The annual installments of combined taxes for 2023 have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is X. The last payment was received on Xin the amount of $2,255.01 (PITI), which was applied for the due date of X. The current P&I is X with an interest rate ofX%. The current UPB reflected as per the payment history is X.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is xx. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has xx years on the job as a xx.
The co-borrower has xx years on the job as xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows BWR completed the homebuyer education course on X after closing on X. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58777121	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	709	728	34.927%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx.
No active liens or judgments have been found.
The first installment of town taxes for the year 2024 is due on xx in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is X. The last payment was received on X n the amount of X(PITI), which was applied for the due date ofX. The current P&I isX with an interest rate of 6.125%. The current UPB reflected, as per the payment history, is X.	Collections Comments:The current status of the loan is performing.
According to payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is xx. The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx. The current P&I is xx with an interest rate of xx. The current UPB reflected, as per the payment history, is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of X. Subject was listed for X. Comp #3 with a sales price of X, is closest to the subject property. xx search shows an estimated value of X. Current UPB is X."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD date of xx reflects cash to in the amount of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated X reflects Transfer Taxes at xx. CD dated xx reflects Transfer Taxes at xx.
																																																																																								This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71597355	xx	xx			XX	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360		xx	xx		xx	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	741	49.091%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx. There is a junior judgment active against the subject borrower in the amount of xx in favor of "xx" which was recorded on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/XX/2024, the borrower is current with the loan. The next due date is X. The last payment was received on X in the amount o fX with an interest rate of X which was applied for the due date ofX. The current UPB isX.	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/XX/2024, the borrower is current with the loan. The nexxt due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx. No bankruptcy and foreclosure evidence has been found. No damage or repairs have been found. BWR1 has been xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.09%. Tape shows SE income miscalculation as the lender used only a 1-year tax return instead of the required 2-years. Revised DTI is 118.04%. Further details not provided. Lender defect. Subject loan originated on 6/XX/2023, and the 3-year SOL is active. BWR1 has been SE for 3.91 years at XX BWR2 has been SE for 2.41 years at XX FICO 805, 0X30 since inception, and $XXK equity in the subject."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	802	785
62657794	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	44.461%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$26,068.06	4.750%	$513.30	03/XX/2024	Financial Hardship	As per the review of updated title report dated 06/XX/2024, the subject mortgage was originated on xx.
There is a water/sewer lien active against the subject property in the amount of xx payable to "xx" and good through xx.
The county search report provided with the UT shows details of  lien recorded on xx with Book/Page# xx. The lien type is unable to be determined. Release for this lien has not been found. Reaching out to PT for clarification.
The water/sewer charges have been delinquent in the amount of xx which were due on xx.	According to the payment history as of 5/XX/2024, the borrower is current with the loan. The next due date is X. The last payment was received onX in the amount of X with an interest rate of X which was applied for the due date of X. The current UPB is X and the deferred balance is X.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/XX/2024, the borrower is current with the loan. The nexxt due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx and the deferred balance is xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx, the borrower's income was impacted by Covid-19. The servicer provided FB plan that ran and was exxtended several times from xx to xx. Also, the Covid-19 modification was completed on xx.
BWR receives social security, disability, and foster care income.
Appraisal report is as is, but the improvement section shows missing carpet in the upstairs bedroom. CCs do not show damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of 3/XX/024 and the new modified principal balance is $xx out of which $98,400.00 is interest bearing amount and deferred amount is $26,068.06. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 4.75% starting on 03/XX/2024 and continuing until the new maturity date of 02/XX/2054. There is no principal forgiven amount.	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the improvement section shows missing carpet in the upstairs bedroom. 1004D report is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a primary purchase. The tape shows a repurchased loan due to the borrower falling into early payment default (EPD), which rendered the loan ineligible to remain with the investor as a recourse alternative was executed, and future delinquency triggered the repurchase. According to the payment history as of X, the borrower is current with the loan. The next due date is X The current UPB is XX and the deferred balance is XX"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 2/XX/2019 does not reflect points - loan discount fee. Final CD dated 4/XX/019 reflects points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on XX, and the 1-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx, as the borrower's income is X and total expenses are in the amount of X, and the loan was underwritten by DU X, and its recommendation is approve/eligible with a DTI of 44.24%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94560467	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	816	Not Applicable	49.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/XX/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/XX/2024, the borrower is current with the loan. The next due date isX. The last payment was received onX in the amount of X with an interest rate of X which was applied for the due date of X. The current UPB is X.
PH shows large transaction was made on X in the total amount of X. As per the collection comment dated X, this is a BWR payment.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/XX/2024, the borrower is current with the loan. The nexxt due date is xx. The last payment was received on xx in the amount of xx with an interest rate of 6.125% which was applied for the due date of xx. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
No damage or repairs have been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Review of the appraisal report shows the subject is a condotel unit at the xx, located in the city of xx. The project has amenities such as a fitness room, pool, courtyard, clubhouse, and grill board room. xx search shows the subject valued at $xx. Current UPB is $xx. Further details not provided."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Subject closed XX. Previous sale was XX. Comp #3 with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of X. Current UPB is X"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5812525	xx	xx			XX	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.490%	360		xx	xx		xx	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	720	750	47.377%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/XX/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. No prior years delinquent taxes have been found.	According to the payment history as of X, the borrower is current with the loan. The next due date is X. The last payment was received on X in the amount of X with an interest rate of X which was applied for the due date ofX. The current UPB is X.	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/XX/2024, the borrower is current with the loan. The nexxt due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx. No bankruptcy and foreclosure evidence has been found. No damage or repairs have been found. .. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at xx. Tape shows SE and rental income miscalculation, and the revised DTI is xx Further details not provided. Lender defect. Subject loan originated on X, and the 3-year SOL is active. Both BWRs have been SE for 5.58 years at XX FICO 720, 0X30 since inception, $100K equity in the subject, and $xx disposable income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			715	726
189028	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	42.801%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx.
The annual combined taxes for the year 2023 are paid in the amount of xx.
The annual school taxes for the year 2023 are paid in the amount of xx.
No active liens or judgments have been found.
No prior year’s delinquent taxes have been found.	According to payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is X. The last payment was received on X in the amount of X(PITI), which was applied for the due date of X. The current P&I is X with an interest rate of 5.990%. The current UPB reflected as per the payment history is X.	Collections Comments:The current status of the loan is performing.
According to payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is xx. The last payment was received on xx in the amount of xx(PITI), which was applied for the due date of xx. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

BWR has xx years on the job as an operations .
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #3 with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is X."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated X reflects the sum of Section C fees and Recording fee at xx. Final CD dated X reflects the sum of Section C and Recording fee at $748.19. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on X and X-year SOL is expired."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 02/XX/2023. Notary's signature date on the Mortgage/Deed of Trust is 02/XX/2023. Note date is 02/XX/2023."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70210547	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.625%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	697	726	37.669%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the updated title report dated 06/XX/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual utilities/MUD charges for 2024 were delinquent in the amount of xx and good through xx.
According to the payment history as of 6/XX/024, the borrower is current with the loan. The next due date isX. The last payment was received on X in the amount of X with an interest rate of 3.625% which was applied for the due date of X. The current UPB is Xand the deferred balance is X.
PH shows multiple transactions were made in March 2023 in the total amount of X from the due dates X to X. As per the collection comment dated X, these are BWR payments.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current with the loan. The nexxt due date is xx. The last payment was received on xx in the amount of xx with an interest rate of 3.625% which was applied for the due date of xx. The current UPB is xx and the deferred balance is xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx, the borrower’s income was impacted by Covid-19.
The loan was originated on xx. The Covid-19 attestation is available at “xx”.
BWR has xx years on the job as a  xx
BWR2 has xx years on the job as a xx at xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage that originated with P&I of $XX and an interest rate of 3.625%. According to the payment history as of 6/XX/024, the current P&I is $XX and the interest rate is 3.625%. As per the collection comment dated 6/XX/2022, the modification was sent to the borrower. The modification agreement is missing from the loan file.		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows mortgages with LTV or CLTV ratios greater than X should be refinanced and must be owned in whole or in part or securitized by Freddie Mac. The subject loan originated with an LTV/CLTV of X. xx search shows an estimated value of X. Current X. Further details were not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81450154	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	35.052%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated onxx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2024 were paid in the amount of xx.
The annual utilities/MUD taxes for 2024 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 6/XX/024, the borrower is current with the loan and the next due date is X. The last payment was received on X in the amount of X which was applied to the due date of X. The unpaid principal balance is X. The current P&I is X and the interest rate is X.

Collections Comments:The loan is currently performing and the nexxt due date is 7/XX/024.
The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
The appraisal report is as is, but the improvement section shows minor water pooling was noted in the lower level near the front part of the subject property, due to which the condition of the property is in C4. The tape shows the seller has noted multiple small puddles of water in the lower level near the front part of the subject property and is currently in the process of evacuating them. The estimated cost to cure is not available in the loan file. CCs do not show damage.
BWR has been xx for xx years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows documentation to support that water pooling in the basement was inspected and repairs by a professional water proofing company are missing from the loan documents. The property seller acknowledged this in the addendum to the purchase contract to fix the issue, and the appraisal report shows that no water pooling was observed in the property inspection. Further details not provided. XX search shows an estimated value of $XXK. Current UPB $XXK."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63700537	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.999%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	682	16.455%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/XX/2024 shows that the subject mortgage originated on xx. There is a prior civil judgment found against the subject borrower in favor of “xx” in the amount of xx which was recorded on xx. The 1st installment of combined taxes for 2023 is due in the amount of xx on xx. The 2nd installment of combined tax for 2023 is due in the amount of xx on xx. No prior year’s delinquent taxes have been found.	The loan was originated on 4/XX/2024 with the first payment due on X. According to the payment history as of X, the borrower did not make the first payment of the loan. The current P&I is X with an interest rate of 8.99%. The current UPB is X.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower did not make the first payment of the loan. The current P&I is xx with an interest rate of 8.99%. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.

BWR1 has been SE for xx years at xx.
BWR2 has xx years on the job as an xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) ""Subject approved at 16.45%. Tape and file show BWR approved using bank statements showing 43 NSFs over last X. BWR1 has been SE for 24.25 years at X, BWR2 has 10.25 years on the job as xx, FICO 664, and $XXK equity in the subject."" * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Revised Loan Estimate is missing (Lvl 3) "Revised LE dated X is missing from loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	699	711
41068314	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.875%	360	xx	xx	xx	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	44.431%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 6/XX/2024, the subject mortgage was originated onxx.
There is an IRS lien against the borrower which was recorded on xx in the amount of xx which is in the favor of Department of the Treasury- Internal Revenue Service.
There is final judgment of injection for protection xx which was recorded on xx. The amount of the lien is not mentioned in the supporting document.
The annual combined taxes for 2023 were paid off in the amount of xx on xx.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 6/XX/024, the borrower is current with the loan and the next due date of payment is X. The last payment was received onX in the amount of X which applied for X. The current P&I is X with an interest rate of 6.880%. The UPB as of the date mentioned in the updated payment history is X.	Collections Comments:The loan is performing.
According to the review of payment history as of 6/XX/024, the borrower is current with the loan and the nexxt due date of payment is xx. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
As per collection comment dated xx, the FEMA disaster was declared on xx due to a hurricane. CCs do not show damages.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, but the improvement and photo addendum of the subject property show that minor painting and appliance installation are remaining. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.43%. Tape shows the revised DTI is 123.34%. Further details were not provided. The subject loan originated on X, and the 3-year SOL is expired. BWR has been an employee at X for 11 months, FICO 706, 0X30 since inception, and $415k equity in the subject."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.641% exceeds APR threshold of 5.710% over by +1.931%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15117183	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	718	Not Applicable	34.861%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/XX/2024 shows that the subject mortgage was originated on xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual county taxes for 2023 have been paid in the amount of xx.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 5/XX/2024, the borrower has been delinquent for 1 month. The last payment was received in the amount of X on X which was applied for the due date of X. The next due date is X. Current UPB as of date reflected in the provided payment history is X and current interest rate as per payment history is 8.750%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 5/XX/2024, the borrower has been delinquent for 1 month. The last payment was received in the amount of xx on xx. Current UPB as of date reflected in the provided payment history is $XX and current interest rate as per payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is investment property.
The details on foreclosure and bankruptcy are not provided.

BWR has been SE for xx years with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but a photo addendum shows the bedroom wall needs to be repainted and bathroom tiles need to be replaced. The estimated cost to cure is not available in the loan file. 1004D report is missing from the loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject property is NOO. Seller tape defect shows EPD. The next due date is X. Current UPB as of the date reflected in the provided payment history is X"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55076897	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.750%	360	xx	xx	xx	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	49.937%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/XX/2024 shows that the subject mortgage was originated on xx.
There is one water/sewer lien open against the subject property in the amount of xx which was recorded on xx in favor of xx. xx.
The first installment of county taxes for 2023 is paid in the amount of xx.
The second installment of county taxes for 2023 is paid in the amount of xx.
The third installment of county taxes for 2023 is paid in the amount of xx.
The fourth installment of county taxes for 2023 is paid in the amount of xx.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 5/XX/2024, the loan is performing. The last payment was received in the amount of X on X which was applied for the due date of X. The next due date is X. Current UPB as of date reflected in the provided payment history is X and current interest rate as per payment history is 8.750%.
As per PH, there were 3 PITI payments in October 2023 in the total amount of X. As per the October 2023 CCs, these payments are made by the borrower.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 5/XX/2024, the loan is performing. The last payment was received in the amount of xx on xx. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx, the borrower’s income has been impacted due to Covid-19 pandemic.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR has been xx for xx years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.93%. Tape shows the lender excluded mortgage payments on REO property without supporting evidence, and the revised DTI is 66.26%. Further details not provided. Subject loan originated on X, and the 3-year SOL has expired. BWR has been SE for 4.58 years at XX, FICO 695, $89K equity in the subject, and xx disposable income."
* Compliance Testing (Lvl 2)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx exceeds fees threshold of xx over by xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 7.850% exceeds APR threshold of 6.350% over by +1.500%. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to the initial CD is missing from the loan documents. The subject loan is a purchase case, originated on X, and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.850% exceeds APR threshold of 7.350% over by +0.500%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI ofXX, as the borrower’s income was X and total expenses were in the amount of X, and the loan was manually underwritten. Subject loan originated on X, and the 3-year SOL is expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66632686	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Not Applicable	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	41.791%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage originated onxx.
There is an active prior mortgage against the subject property in favor of the XX in the amount of xx, which originated on xx and was recorded on xx with the instrument | Book/Page# xx.
There are five prior HOA liens found against the subject property in the total amount of xx
There are four prior UCC liens found against the subject property filed by xx
There is a prior medical lien found against the subject borrower in favor of xx.
The annual combined taxes for 2023 were paid in the amount of $471.21 on 11/XX/2023.
The annual water/sewer charges for 2023 are due in the amount of $79.81 on 07/XX/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is X. The last payment was received on X in the amount of X (PITI) which was applied for the due date of X. The current P&I is X with an interest rate ofX. The current UPB is X.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is xx. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Appraisal report in the loan file is as is. Improvement section of the appraisal report shows replacing worn, stained floor coverings and interior paint in the home. Estimated cost to cure is xx. CCs do not show any damage.
BWR receives VA benefits, non-educational, pension, and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Missing Required Disclosures	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is completed as As-Is. Improvement section shows worn-stained floor coverings needs to be replaced and required interior paint. Estimated cost to cure is $15K. Updated 1004D is missing from the loan file. Final CD does not reflect any escrow holdback."
* LTV or CLTV exceeds 104% (Lvl 4)     "Collateral value used for underwriting: xx. Amount of secondary lien(s): $0.00. Loan amount: $xx. LTV = 108.000%. Current UPB is $xx
* Property Marketability Issues (Lvl 4) "Tape and file shows subject closed 4/XX/24 at $XXK with appraised value at $XXK. Lender confirms error on tape in valuation and LTV is over 100%. XX shows value at $XXK whereas xx is at the value of $XXK. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28606947	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	772	29.349%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx. No active judgments or liens were found. The first installment of town taxes for the year 2024 was paid in the amount of $1,414.68 on 04/XX/2024. The second installment of town taxes for the year 2024 is due in the amount of $1,414.61 on 10/XX/2024. No prior year’s delinquent taxes have been found.	As per the payment history as of 6/XX/2024, the borrower is current with the loan and the next due date is XX. The last payment was received on XX in the amount ofXX (PITI) which was applied to the due date of X. The current P&I is X and the interest rate is 3.125%. The UPB is X.	Collections Comments:The current status of the loan is performing. As per the payment history as of 6/XX/2024, the borrower is current with the loan and the nexxt due date is xx. The current P&I is xx and the interest rate is 3.125%. The UPB is xx. No evidence has been found regarding the current/prior foreclosure proceedings. As per the tape data, the subject property is owner-occupied. BWR1 qualified with an offer letter xx BWR2 income is not used and xx is a xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but a photo addendum shows the laundry basement room needs to be repainted. Estimated cost to cure is not available in the loan file. 1004D report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows MI was cancelled for non-payment of premium by servicing and unable to reinstate due to delinquency. Further details were not provided. As per PH as of X, the BWR is current with the loan and the next due date is X."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	620	781
91646214	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	42.064%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage was originated xx.
There is an active junior mortgage against the subject property in favor of xx
The 1st and 2nd installments of county taxes for 2023 are due in the total amount of $4,598.48 on 07/XX/2024 and 09/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan and the next due date is X. The last payment was received on X in the amount of X which was applied to the due date of X. The unpaid principal balance is not mentioned in the payment history. Tape shows UPB as X. The current P&I is X and the interest rate is 7.875%.	Collections Comments:The current status of the loan is performing.
According to the payment history as ofxx, the borrower is current with the loan and the nexxt due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is not mentioned in the payment history. Tape shows UPB as $xx. The current P&I is xx and the interest rate is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller’s tape data, the subject property has been occupied by owner.
BWR has xx on the job as a benefits xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows total available assets are not sufficient and fall short by $1,036.03. File shows $6239 assets which includes seller credits of $4431 with cash to close of $4772. Further details not provided. The subject loan originated on X. BWR has 6.33 years on the job as a xx FICO 759, 0X30 since inspection, and 12K equity in the subject."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45864426	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	49.167%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage originated onxx.
 No active liens and judgments have been.
The annual combined taxes for 2023 were paid in the amount of $2,241.21 on 12/XX/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is X. The last payment was received onXin the amount of X (PITI), which was applied for the due date of X. The current P&I is X with an interest rate of 6.875%. The current UPB isX.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is xx. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has been SE for xx years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49%. Tape and file show BWR SE 1099 and W2 are from the same contract payroll company and the revised DTI is 77%. Post close notes the rejection of the contract payroll company. Further details not provided. BWR defect. The subject loan originated on X, and the 3-year SOL is active. BWR has been SE for X years at xx, FICO 754, 0X30 since inception and $83K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 09/XX/2022 reflects Points - Loan Discount Fee at XX. CD dated 10/XX/2022 reflects Points - Loan Discount Fee at $3,568.00. This is an increase in fee of $41.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on XX  and the 1 year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46098006	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.125%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	33.129%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $2,596.51. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 6/XX/2024, the borrower is current with the loan and the next due date is X. The last payment was received on X in the amount of X which was applied to the due date of X. The unpaid principal balance is X. The current P&I is X and the interest rate is 4.125%.	Collections Comments:The loan is currently performing and the nexxt due date is 7/XX/024.
The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx, the borrower’s income was impacted by Covid-19. FB plan was approved from xx to xx.
As per the comment dated xx, the subject property is owner occupied.
As per the comment dated xx, there is a payment dispute.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the EPD. The payment history is missing from 8/XX/022 to 5/XX/2024. According to the tape as of 5/XX/2024, the borrower has been currently delinquent for 1 month and the next due date is 5/XX/024. The unpaid principal balance is $xx." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.477% exceeds APR threshold of 5.920% over by +0.557%. Subject loan is escrowed." * ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations for the first lien prohibited fees test The following fees were included in the test: Loan Servicing Fee paid by Borrower: X Points - Loan Discount Fee paid by Borrower: X Underwriting Fee paid by Borrower: X"		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	683	Not Applicable
75859614	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	767	785	33.762%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/XX/2024, the subject mortgage originated on xx. No active judgments or liens have been found. The first installment of county taxes for 2023 was paid in the amount of $1,674.55 on 09/XX/2023. The second installment of county taxes for 2023 was paid in the amount of $1,659.53 on 12/XX/2023. The first installment of county taxes for 2024 is due in the amount of $2,061.82 on 09/XX/2024. The second installment of county taxes for 2024 is due in the amount of $1,645.79 on 12/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/XX/024, the borrower is current with the loan, and the next due date is X. The last payment was received on X in the amount of X (PITI) and was applied to the due date of X. The monthly P&I isX, and the interest rate is 7.125%. The current UPB is X.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of 04/XX/2024, the borrower is current with the loan and the nexxt due date is xx. Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 7.125%. The UPB is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 employment details are not available.
BWR2 has xx years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal, and the loan lost eligibility for PIW in the last AUS submission. The PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $8,487.60 exceeds fees threshold of $8,030.76 over by +$456.84.
The below fees were included in the test:
Administration Fee paid by Borrower: X.
Mortgage Broker Fee (Indirect) X.
Points - Loan Discount Fee paid by Borrower: X"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,487.60 exceeds fees threshold of $8,030.76 over by X
The below fees were included in the test:
Administration Fee paid by Borrower: X.
Mortgage Broker Fee (Indirect) X.
Points - Loan Discount Fee paid by Borrower: X"
* LE/CD Issue date test Fail (Lvl 3)     "The revised CD dated 1/XX/2024 is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	730	779
49622600	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	808	Not Applicable	45.796%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/XX/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	The loan was originated on 5/XX/2024 with the first payment date of X. The borrower did not start first payment of the loan. According to the payment history tape data as of X, the current P&I is X and the interest rate is 8.125%. The current UPB is X.	Collections Comments:The current status of the loan is performing. The loan was originated on 5/XX/2024 with the first payment date of xx. The borrower did not start first payment of the loan. According to the payment history tape data as of xx, the current P&I is xx and the interest rate is 8.125%. The current UPB is xx. No bankruptcy and foreclosure evidence has been found. BWR2 has been xx. Unable to confirm the current condition and occupancy status of the subject property. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows FNMA doesn’t allow single-wide manufactured houses for second homes. Further details are not provided. A xx search shows an estimated value of $xx. Current UPB X"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.946% exceeds APR threshold of 8.460% over by +0.486%. Subject loan is escrowed."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
																																																																																								According to the appraisal report located at “XX”, the subject property type is manufactured housing. The XX endorsement is incorporated with the final title policy. According to the updated title report dated X, the manufactured home rider is located at “XX” and affidavit of affixation located at “X”shows xx and the home is permanently affixed to the land."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	801	Not Applicable
93727804	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	49.914%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated 06/XX/2024 shows that the subject mortgage was originated on xx.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan. The next due date isX. The last payment was received on X in the amount of X with an interest rate of 6.500% which was applied for the due date of X. The current UPB is X.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan. The nexxt due date is 7xx. The last payment was received on xx in the amount of xx with an interest rate of 6.500% which was applied for the due date of xx. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
BWR has xx on the job as a xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The tape shows asset misrepresentation. Total available assets per DU of $78,010.21 satisfy the cash to close requirement of $28,427.96. Further details were not provided. BWR defect. The subject loan originated on XX, and the 3-year SOL is active. BWR has 1 year on the job as a XX FICO 736, and $59K equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71150163	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	26.848%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$970.38	02/XX/2023	Financial Hardship	As per the review of the updated title report dated 7/XX/2024, the subject mortgage originated on xx.
There is a PACE lien against the subject property in favor of xx
County annual taxes for 2023 are paid in the amount of $7,260.64 on 11/XX/2023.
No prior year’s delinquent taxes have been found.
According to payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is X. The last payment was received on X in the amount ofX (PITI), which was applied for the due date of X. The current P&I is X with an interest rate of 5.00%. The current UPB is X. PH shows large principal payment on X in the amount of X. As per the document located at "X," these payments were made by the borrower.	Collections Comments:The current status of the loan is performing.
According to payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is xx. The current UPB is xx.
As per the comment dated xx, the reason for default is the xx.
The subject property is occupied by the owner. No comments have been found for bankruptcy or foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between XX on 3/XX/2024. As per the modified term, the new principal balance is $xx. The borrower promises to pay $970.38 monthly with a modified interest rate of 5.00% beginning on 2/XX/023 with a maturity date of 1/XX/053. The comment dated 4/XX/024 shows that the loan was modified with a modified due date of 2/XX/023.	Origination Appraisal	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is X."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64513688	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	44.765%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.125%	$514.92	06/XX/2022	Financial Hardship	According to the updated title report dated 7/XX/2024, the subject mortgage was originated onxx. No active liens or judgments have been found against the borrower or subject property. The tax status to follow. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 6/XX/2024, the borrower is current with the loan and the next due date is X. The last payment was received on Xin the amount of X which was applied to the due date of X. The unpaid principal balance is X. The current P&I isX and the interest rate is 3.125%.	Collections Comments:The loan is currently performing and the nexxt due date is 7/XX/024.
The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx, there is Covid-19 forbearance plan that was active on xx.
As per the comment dated xx, the subject property is occupied by unknown.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on 5/XX/2022 between the borrower “XX” and the lender “XX” As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $XXnd an interest rate of 3.125% beginning on 6/XX/022 until the maturity date of 5/XX/062.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.76%. Tape shows BWR and lender underwriting mistakes and the revised DTI is 47.98%. Further details not provided. The subject loan was originated on XX, and the 3-year SOL is expired. BWR has 2 months on the job as XX FICO 655, 0X30 for the last 24 months, and $38k equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
Buyer Legal Fee paid by Borrower: X
Open Water paid by Seller: X
Real Estate Commission paid by Seller: X."
* ComplianceEase TcRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 03/XX/2018 does not reflects points - loan discount fee. Final CD dated 04/XX/2018 reflects points - loan discount fee at $783.55. This is an increase in fee of $783.55 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on XX  and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.765% as the borrower’s income is $2,762.50 and total expenses are in the amount of $1,236.63 and the loan was underwritten by LP xx) and its recommendation is accept with a DTI of 45.00%."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	720	Not Applicable
25442751	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	782	713	50.345%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.125%	$1,615.90	07/XX/2022	Financial Hardship	As per the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of $XX in favor of MERS as a nominee for xx
There is a UCC lien in favor of Sxx, which was recorded on xx
The annual county taxes for 2024 have been paid in the amount of $1,719.41 on 4/XX/2024.
The annual combined taxes for 2024 have been paid in the amount of $8492.46 on 1/XX/024.
The first installment of combined taxes for 2024 is due on 8/XX/024 in the amount of $2,996.38.
The second installment of combined taxes for 2024 is due on 10/XX/024 in the amount of $2,996.37.
The third installment of combined taxes for 2024 is due on 1/XX/025 in the amount of $2,996.37.
No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $2,843.02 (PITI), which was applied for the due date of 6/XX/024. The current P&I is $XXan interest rate of 3.125%. The current UPB reflected, as per the payment history, is $xx

As per the PH dated 2/XX/023, 4/XX/2023, 6/XX/023, 7/XX/023, and 8/XX/023, there are additional principal payments in the amount of $xx According to the comments dated 2/XX/023, 4/XX/023, 6/XX/023, 7/XX/023, and 8/XX/023, these are BWR-made payments.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the nexxt due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $2,843.02 (PITI), which was applied for the due date of 6/XX/024. The current P&I is $XX with an interest rate of 3.125%. The current UPB reflected, as per the payment history, is $xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR1 has xx.
BWR2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrowers "xx" and the servicer "xx" on xx As per the modified term, the new principal balance is xx The borrower promises to pay $1,615.90 monthly with a modified interest rate of 3.125% beginning on xx with a maturity date of xx	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 50.34%. The tape shows rental income is not supported by an executed and current lease agreement. The revised DTI is 60.69%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired. BWR1 has 2.58 years on the job at xx, and BWR2 has 2.5 years on the job at xx, FICO 713, 0X30 for the last 24 months, and $115K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does reflect Points - Loan Discount Fee at $1,940.00. CD dated 12/XX/2018 reflects Points - Loan Discount Fee at $5,044.00. This is an increase in fee of $3,104.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case originated on xx and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.34%, as the borrower’s income is $10,872.09 and total expenses are in the amount of $5,473.50 and the loan was underwritten by LP (Locator# xx) and its recommendation is Accept with a DTI of 50.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17107997	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	45.780%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx
There is a prior state tax lien against the borrower in favor ofxx for the amount of $957.99 recorded on 9/XX/023.
The first installment of county taxes for 2023/2024 was paid in the amount of $2,322.22.
The second installment of county taxes for 2023/2024 is due in the amount of $2,277.22.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/XX/2024, the borrower is current with the loan and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $2,028.26 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx The current P&I is $XXhe interest rate is 7.250%.

Collections Comments:The loan is currently performing and the nexxt due date is 7/XX/024.
The last payment was received on 6/XX/024 in the amount of $2,028.26 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
Borrower has 2 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan does not meet the FHA $100 down payment loan program requirement as the subject property purchased by the BWR is not a foreclosed property. Further details were not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final closing disclosure, dated 04/XX/2024 reflects cash to in the amount of $1,500.00."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70162889	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	49.754%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx.
No active liens or judgments were found.
The annual county taxes for 2023 were paid in the amount of $1,255.80 on 11/XX/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last payment was received on 06/XX/2024 in the amount of $2253.99 which was applied to the due date of 07/XX/2024. The current monthly P&I is $XXd the interest rate is 9.250%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
BWR has been SE for 5.83 years atxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to fees charged $11,463.00 exceeds fees threshold of $6,917.77 over by +$4,545.23.
The following fees were included in this test:
Mortgage Broker Fee paid by Borrower: $4,000.00
Points - Loan Discount Fee paid by Borrower: $5,468.00
Underwriting Fee paid by Borrower: $1,995.00.

Loan failed Qualified Mortgage APR Threshold Test due to an APR calculated 9.837% exceeds APR threshold of 8.920% over by +0.917%."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $11,463.00 Exceeds Fees threshold of $6,917.77 Over by +$4,545.23.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $4,000.00
Points - Loan Discount Fee paid by Borrower: $5,468.00
Underwriting Fee paid by Borrower: $1,995.00

Loan failed the GSE (Fannie Mae public guidelines) QM APR test due to an APR charged of 9.837%, which is 8.920% higher than the APR threshold of +0.917%."
* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at an LTV of 90% and a DTI of 49.75%, exceeding the maximum DTI allowed under the loan program requirements. Further details not provided. BWR has been SE for 5.83 years at xx., FICO 706, 1X30 since inception, and $28K equity in the subject."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 9.856% exceeds APR threshold of 8.170% over by +1.686%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.837% exceeds APR threshold of 8.170% over by +1.667%. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51043059	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	29.538%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 7/1/xx2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as a nominee for xx
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of $4,004.22 on 12/XX/023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of $2,116.64, which was applied for the due date of xx The current monthly P&I is $XX with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx
As per the comment dated xx the borrower has made the bulk payment on xx in the amount of $5,845.33, which was applied for the due dates from 1/XX/024 to xx
The seller's tape shows a deferred balance in the amount of $5,840.60. As per the CC dated xx a deferral plan was approved for the borrower.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is xx The last payment was received on 6/XX/024 in the amount of $2,116.64, which was applied for the due date of xx The current monthly P&I is $XX with an interest rate of 5.625%. The current UPB reflected as per the payment history is $XX.
As per the comment dated 2/XX/2023, the borrower’s income was impacted by the COVID. According to the comment dated 12/XX/2022, the forbearance plan started on xx, and the comment dated 2/XX/2023 shows that the FB plan ended on xx.
The seller's tape shows a deferred balance in the amount of $5,840.60. As per the CC dated 2/XX/2023, a deferral plan was approved for the borrower.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the servicing comment dated 4/XX/2024, the subject property is owner-occupied.
The loan originated on xx and the COVID-19 attestation is available at “xx”.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, but the photo addendum shows peeling paint on the garage walls. 1004D is missing from the loan file. xx search shows repairs are in progress. Elevated for client review. xx search shows an estimated value of $xx. The current UPB is $xx."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the first lien prohibited fees test.
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: $2,112.90."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows gift funds of $22K used towards closing are not supported by donor bank statements. Bank statements in file shows the $22K deposit, source unknown, for $13K needed to close. The subject loan originated on 8/XX/022. BWR has 26.83 years on the job as t xx, FICO 759, and $28K equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59784504	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.875%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	787	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as a nominee for xx There is an active prior mortgage against the subject property in favor of the xx in the amount of $XX, which originated on xx and was recorded on xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023-2024 were paid in the total amount of $2,345.3 on 09/XX/2023 and xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of $xx (P&I), which was applied for the due date of xx The current rate of interest is 8.875% and the current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the nexxt due date is 8/XX/024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $10,800.00, annual payments (debt service) are $18,697.20, and the debt service cover ratio (DSCR) is 0.58, which is less than 1 and an approved DSCR of 0.68."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at an LTV of 75%, FICO 787, and a DSCR of 0.68 posing a higher risk. Further details not provided."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by loan originator is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The appraisal report dated 8/XX/2023 shows that subject had a prior sale on 10/XX/2022 for $62K. Further details were not provided. xx search shows an estimated value of $xx. Current UPB is $xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	789	Not Applicable
51400540	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	61.739%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/XX/2024, the subject mortgage was originated on 6/XX/2023 and recorded on 6/XX/2023 with the lender MERS as nominee for “xx” for the amount of $XX No active liens or judgments have been found against the borrower or subject property. The first and second installments of city taxes for 2024 were paid in the amount of $3,521.44 No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on 6/XX/024 in the amount of $1,165.74 which was applied to the due date of xx The unpaid principal balance is xx The current P&I is $XXthe interest rate is 6.125%.

Collections Comments:The loan is currently performing and the nexxt due date is 7/XX/024.
The last payment was received on 6/XX/024 in the amount of $1,165.74 which was applied to the due date of 6/XX/024.
The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
 The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
 xx
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased due to insufficient entitlement. Borrowers VA Entitlement was used for the property in xx they retained the sale of their departure residence. The loan amount must be over $144,000 when using partial entitlement. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3) "VA guaranty certificate is missing from the loan documents."	* Cash out purchase (Lvl 2) "Subject loan is a purchase case. Final CD dated xx reflects cash to in the amount of $817.53."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38034900	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	783	37.560%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx with MERS as the nominee for xx
No active judgment or liens have been found against the borrower or the subject property.
The annual combined taxes for 2023 were paid in the amount of $219.16.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of $1,176.33 (PITI) and was applied to the due date of 6/XX/024. The monthly P&I is $XXthe interest rate is 6.125%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the nexxt due date is xx The last payment was received on xx in the amount of $1,176.33 (PITI) and was applied to the due date of xx The monthly P&I is $XX, and the interest rate is 6.125%. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR1 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to the initial LE missing from the loan documents."
* Missing Initial LE (Lvl 3)     "The initial loan estimate is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.56%. The tape shows BWR was moving to a different state for a new job but was not working at closing. Further details were not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active. BWR1 has 5 months on the job as an appraiser with xx, FICO 727, 1x30 since inception, and $213K equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67287033	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	805	775	32.766%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of $xx
There is a civil judgment against the borrower, “xx” in the amount of $1,673.00, which was filed by the plaintiff, ”xxn,” and recorded on xx
There is a child support lien against the borrower, “xx,” in the amount of $5,624.00, which was filed by the plaintiff, ”Sxx,” and recorded on xx
The annual county taxes for 2023 were paid in the amount of $1,646.59 on xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of $xx, which was applied for the due date of xx The current monthly P&I is $XXan interest rate of 8.00%. The current UPB reflected as per the payment history is $218,791.16.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the nexxt due date is xx The last payment was received on xx in the amount of $1,614.28, which was applied for the due date of xx The current monthly P&I is $XX with an interest rate of 8.00%. The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows that the subject property is a single-wide manufactured home that could not get approval from PERS (Project Eligibility Review Service), as the overall HOA delinquency rate of 25%, i.e., 142 homes in the project, exceeds the allowable percentage limit. Further details were not provided. xx search shows an estimated value of $xx. Current UPB is $xx."	* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per the appraisal report located at xx File page xx the subject property is a manufactured home. The affidavit of affixation is available at "xx," reflecting that the home is permanently affixed to the land."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39009567	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	33.948%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as a nominee forxx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $1,092.66 on xx and xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of $1,471.32 (PITI), which was applied for the due date of xx The current P&I is $XXan interest rate of 7.125%. The current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the nexxt due date is xx The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from loan documents. XX search shows an estimated value of $xx. Current UPB is $XXK."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was closed with a xx and xx used an appraised value of $xx at closing. The tape xxhas a home value estimate of $xx, putting our LTV based on the UBP at 75%. xx shows an estimated value of $xx. Further details were not provided."
* Missing Initial 1003_Application (Lvl 3) "Initial 1003 signed by the loan originator is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 33.95%. The tape shows BWR's income is not fixed but is actually based on commission, and the lender used it for qualification without documenting a two-year receipt history. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been an employee at xx for 1.25 years, FICO 731, 0X30 since inception, and $54K equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8401882	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	705	Not Applicable	32.103%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of $1,463.17.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on 6/XX/024 in the amount of $842.03 which was applied to the due date of xx The unpaid principal balance is xx The current P&I is $XXnd the interest rate is 7.000%.	Collections Comments:The loan is currently performing and the nexxt due date is xx
The last payment was received on 6/XX/024 in the amount of $842.03 which was applied to the due date of xx The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject appraisal in file shows SF and duplex. Duplex is in need of material repair to kitchen, flooring and stairs. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan NOO was approved at 32.17%. The tape shows the BWR was not employed at closing. Further details not provided. The revised DTI is 39.14%. BWR defect. The subject loan originated on 6/XX/2023, and the 3-year SOL is active. BWR has 4.03 years on the job as a XX FICO 705, 0X30 since inception, and $62K equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37377678	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.125%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	574	Not Applicable	37.393%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx MERS as a nominee for xx
No active judgment or liens have been found against the borrower.
The county taxes for 2023 were paid in the amount of $76.94.
The county taxes for 2024 are due in the amount of $896.15.
No prior delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan, and the next due date for payment is xx The last payment was received on xx for the due date of xx in the amount of $1,803.99. The current P&I is $XXthe interest rate is 7.125%. The current UPB is x	Collections Comments:The current status of loan is performing.
According to the payment history as of 7/XX/024, the borrower is current with the loan. The last payment was received on xx for the due date of xx and the nexxt due date for payment is 8/XX/024. The current UPB is xx
As per the collection comment dated xx the subject property is located in a major disaster area (severe storms, tornadoes, and floods), which was declared on xx and ended on 5/XX/024. CCs do not show damages related to the disaster.
As per the collection comment dated 3/XX/024, the property is occupied by the owner.
No evidence of bankruptcy or foreclosure has been found.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed FHA QM Safe Harbor Test due to an APR calculated 8.146% exceeds APR threshold of 8.037% over by +0.109%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx reflects Points - Loan Discount Fee at $3,653.00. Final CD dated xx reflects Points - Loan Discount Fee at $4,013.00.
Initial LE dated xx does not reflect Appraisal Re-Inspection Fee. Final CD dated xx reflects Appraisal Re-Inspection Fee at $200.00.
This is a cumulative increase of +$560.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on 06/XX/2023 and the 3-year xx is active.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx reflects Recording fee at $60.00. CD dated 06/XX/2023 reflects Recording fee at $87.00. This is an increase of +$21.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on 06/XX/2023 and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $5,838.25 exceeds fees threshold of $5,781.76 over by +$56.49.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $1,825.25
Points - Loan Discount Fee paid by Borrower: $4,013.00

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $5,838.25 exceeds fees threshold of $5,781.76 over by +$56.51.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $1,825.25
Points - Loan Discount Fee paid by Borrower: $4,013.00."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is FHA cash out refinance. Tape and review of the document show BWR has multiple FHA properties at the time of closing, which is not allowed as per FHA guidelines. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed FHA QM Rebuttable Presumption Test due to fees charged $5,838.25 exceeds fees threshold of $5,781.76 over by +$56.49.
The below fees were included in this test:
Mortgage Broker Fee paid by Borrower: $1,825.25
																																																																																							Points - Loan Discount Fee paid by Borrower: $4,013.00."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.146% exceeds APR threshold of 7.890% % over by +0.256%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72711085	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	743	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as a nominee for xx
No active judgments or liens were found.
The combined annual taxes for 2023 were paid in the amount of $10,357.63.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on 07/XX/2024 in the amount of $6,093.31, which was applied to the due date of xx The current monthly P&I is $XXhe interest rate is 7.99%. The current UPB is xxx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the nexxt due date is xx  The current UPB is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the servicing comment dated xx the subject property is non-owner occupied.
BWR employment details are not available. The subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as NOO. Tape shows occupancy misrepresentation as BWR occupied the subject property as primary. Further details not provided. Elevated for client review."	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx annual payments (debt service) are $71,446.20 and the debt service cover ratio (DSCR) is 0.76 which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan was approved with a DSCR of 0.75. Tape shows BWR has two auto loan debts post-closing. BWR has 24 years on the job as xx, FICO 743, 0X30 since inception, and 319K equity in the subject."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81391334	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.125%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	41.462%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of $87,505.00 in favor of xx
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of $1,131.92 on xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of $810.52 which was applied for the due date of xx The current monthly P&I is $XXith an interest rate of 5.125%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the nexxt due date is xx The last payment was received on xx in the amount of $810.52 which was applied for the due date of xx The current monthly P&I is $XXith an interest rate of 5.125%. The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
As per the comment dated xx the subject property is owner-occupied.
BWR receives SSI income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $3,501.25 exceeds fees threshold of $3,445.00 over by +$56.25.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,106.25
Underwriting Fee paid by Borrower: $1,395.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect manufactured home IBTS letter fee. Final CD dated 12/XX/2022 reflects manufactured home IBTS letter fee at $175.00. This is an increase in fee of $175.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on 12/XX/2022 and the SOL is 3 years active."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance policy is missing from loan documents."	* GSE Points and Fees Test Violations (Lvl 2) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $3,501.25 exceeds fees threshold of $3,445.00 over by +$56.25.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,106.25
Underwriting Fee paid by Borrower: $1,395.00."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land. As per the appraisal report located at xx loan xx the subject property is a manufactured home. The affidavit of affixation document available at "xx, and the home is permanently affixed to the land."
																																																																																								* Property Marketability Issues (Lvl 2) "The tape and review of the appraisal report show that the subject manufactured home does not meet the permanent foundation requirements as needed for FHA endorsement. The subject skirting is a vented plastic that is attached to the subject siding, and the bottom is buried in the sand. Further details not provided. The affidavit of affixation shows xx and the home is permanently affixed to the land. xx search shows an estimated value of $xx. Current UPB $xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18308977	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	23.151%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of $XX in favor ofxx
No active judgments or liens have been found.
The annual county taxes for 2023 have been exempted for xx and xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of $551.31 with an interest rate of 6.750% which was applied for the due date of xx The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The nexxt due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $551.31 with an interest rate of 6.750% which was applied for the due date of 6/XX/024. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
BWR receives SSI or pension income.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property is Manufactured Housing (Lvl 3) "According to the appraisal report located at “xx”, the subject property type is park model. As per the tape data and property report, the subject property type is manufactured housing. The XX endorsement is incorporated with the final title policy. As per the updated title report dated xx the affidavit of affixation is located at “xx, which was recorded on xx prior to the subject mortgage. Schedule B of the final title policy shows a note for recording details of the said affidavit of affixation."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15532623	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Investor	Yes	Yes	No	802	789	46.853%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of $XX in favor of “xx
No active liens or judgments have been found against the borrower or subject property.
The first installment of county tax for 2023 was paid in the total amount of $293.38 on xx
The second installment of county tax for 2023 was paid in the total amount of $293.38 on xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of $751.92, which was applied for the due date of xx The monthly P&I is in the amount of $xx with an interest rate of 6.125%. The current unpaid principal balance is $121,090.95.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the nexxt due date is xx The last payment was received on xx in the amount of $751.92, which was applied for the due date of xx The monthly P&I is in the amount of $751.92 with an interest rate of 6.125%. The current unpaid principal balance is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR1 receives pension and social security income.
BWR2 receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject property type is a manufactured home. Appraisal Form 1004 was used instead of Form 1004C."
																																																																																							* Property is Manufactured Housing (Lvl 3) "Home is affixed. The final appraisal report and updated title report description show the type of subject property as a manufactured home. The affidavit of affixation available at "xx" shows xx Schedule B of the final title policy shows a note for recording details of the said affidavit of affixation."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35927380	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	687	707	46.146%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of $xx
No active judgments or liens were found.
The first installment of county taxes for 2023 was paid in the amount of $255.04 on xx
The second installment of county taxes for 2023 was paid in the amount of $255.04 on xx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of $882.47 (PITI), which was applied for the due date of xx The current P&I is $XXan interest rate of 5.99%. The current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the nexxt due date is xx The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR receives pension and social security income.
BWR2 receives pension and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees test due to fees charged $3,819.98 exceeds fees threshold of $3,573.97 over by +$246.01.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,047.98
Processing Fee paid by Borrower: $772."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 08/XX/2022 reflects Points - Loan Discount Fee at $1,560.00. Final CD dated 09/XX/2022 reflects Points - Loan Discount Fee at $3,047.98. This is an increase in fee of +$1,487.98 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 09/XX/2022 and the 1-year SOL is expired."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE QM Points and Fees test due to fees charged $3,819.98 exceeds fees threshold of $3,573.97 over by +$246.01.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,047.98
Processing Fee paid by Borrower: $772."
* Property is Manufactured Housing (Lvl 3) "As per the tape data and tax report, the subject property type is a manufactured home. The affidavit of affixation document located at "xx shows the subject property affixed to land with xx on 3/XX/2001, which was recorded on 2/XX/2022. The final title policy scheduled B located at xx shows an exception for affidavit of affixation, which was recorded on 2/XX/2002."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.146% as the borrower’s income is $2,958.45 and total expenses are in the amount of $1,365.20 and the loan was underwritten by xx 14 and its recommendation is Approve/Eligible with a DTI of 46.146%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60759237	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	43.777%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of $XX in favor of xx
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of $760.41 with an interest rate of 6.250% which was applied for the due date of xx The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The nexxt due date is xx The last payment was received on xx in the amount of $760.41 with an interest rate of 6.250% which was applied for the due date of xx The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
BWR receives SSI and trust income.
No damage or repairs have been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property is Manufactured Housing (Lvl 3) "As per the appraisal report located at “xx”, the subject property type is manufactured housing. The XX endorsement is incorporated with the final title policy. As per the UT report dated 7/XX/024, the manufactured home rider is located at “xx”. The affidavit of affixation is located at “xx” with xx, which was recorded on 4/XX/014 prior to the subject mortgage. The schedule B of final title policy shows an exception for the said affidavit of affixation."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59970765	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	804	804	31.911%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 were paid in the amount of $590.06.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on 6/XX/024 in the amount of $707.16 which was applied to the due date of xx The unpaid principal balance is xx The current P&I is $XXhe interest rate is 3.375%.

Collections Comments:The loan is currently performing and the nexxt due date is xx
The last payment was received on xx in the amount of $707.16 which was applied to the due date of xx The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR receives SSI, or retirement income.
BWR2 employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 3) "Home is affixed. As per the appraisal report located at “xx,” the subject property is a park model. As per the tape and property report, the subject property is a manufactured home. The affidavit of affixation, located at “xx” shows that the home is affixed. The TPOL schedule B shows an exception for this affidavit of affixation."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD date of 1/XX/022 reflects cash to in the amount of $1,987.20."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 11/XX/2021 does not reflect Points - Loan discount fee. CD dated 1/XX/022 reflects Points - Loan discount fee at $107.44.
Loan estimate dated 11/XX/2021 reflects Appraisal Fee at $450.00. CD dated 1/XX/022 reflects Appraisal Fee at $650.00.
Loan estimate dated 11/XX/2021 does not reflect Engineers Certification Fee CD dated 1/XX/022 reflects Engineers Cert at $400.00.
This is an increase in fee of $707.44 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
																																																																																								The subject loan is a purchase case, originated on 1/XX/022, and the 1-year SOL is expired."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9228159	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	801	Not Applicable	39.042%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023/2024 were paid in the amount of $549.68.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of $838.08 which was applied to the due date of xx The unpaid principal balance is xx The current P&I is $XXhe interest rate is 3.990%.	Collections Comments:The loan is currently performing and the nexxt due date is xx
The last payment was received on xx in the amount of $838.08 which was applied to the due date of xx The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx the reason for default is exxcessive obligation.
No comment pertaining to the damage to the subject property has been observed.
BWR has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject property type is manufactured home. The appraisal form xx is used instead of xx
* Property is Manufactured Housing (Lvl 3) "Home is affixed. As per the appraisal report located at “xx,” the subject property is a park model. As per the tape and property report, the subject property is a manufactured home. The affidavit of affixation, located at “xx”, shows that the home is affixed. The TPOL schedule B shows an exception for this affidavit of affixation."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx does not reflects Rate Lock Fee. Final CD dated xx reflects Rate Lock Fee at $58.24.
Initial LE dated xx reflects Appraisal Fee at $575.00. Final CD dated xx reflects Appraisal Fee at $675.00.
Initial LE dated xx reflects Appraisal Review Fee at $125.00. Final CD dated xx reflects Appraisal Review Fee at $200.00.
This cumulative increase in the fees of $233.24. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on 01/XX/2022 and 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17163966	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	772	763	46.515%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $562.1 on xx & xx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of $1,438.45 (PITI) which was applied to the due date of xx The current monthly P&I is $XXhe interest rate is 6.375%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the nexxt due date is xx The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR1 receives VA benefits and social security income.
BWR2 receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject property type is a manufactured home. Appraisal Form 1004 was used instead of Form 1004C."
																																																																																							* Property is Manufactured Housing (Lvl 3) "As per the appraisal report dated xx the subject property type is a park model modular home. The seller's tape data and property report attached to the UT reflect the subject property as a manufactured home. The affidavit of affixation is available in the loan files at xx. But the copy of the affidavit of affixation is unrecorded. The final TPOL located at xx shows an exception for affidavit of affixture which was recorded on xx	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74691813	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.990%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	803	793	47.528%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for the Loan xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of $9,908.26.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of $3,110.47 which was applied to the due date of xx The unpaid principal balance is xx The current P&I is $XXhe interest rate is 6.990%.

Collections Comments:The loan is currently performing and the nexxt due date is xx
The last payment was received on xx in the amount of $3,110.47 which was applied to the due date of xx The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the seller’s tape, BWR lost his job as a xx and is looking for new work.
No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed TILA Post-Consummation Revised Closing Disclosure Finance Charge Test. Finance charge disclosed on post CD as xx Calculated finance charge is xx for an under disclosed amount of -$150.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on 05/XX/2024 and the 3-year SOL is active.

Loan failed TILA Post-Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge Test. Finance charge disclosed on post CD as xx Calculated finance charge is xx for an under disclosed amount of -$150.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on 05/XX/2024 and the 3-year SOL is active."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx Calculated finance charge is $654,855.73 for an under disclosed amount of -$50.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on 05/XX/2024 and the 3-year SOL is active.

Loan failed TILA finance foreclosure rescission charge test. Finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of -$150.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx and the 3-year SOL is active."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for Closing Disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date of xx which is after the consummation date xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.52%. Tape shows BWR was not working at closing. Further details not provided. BWR defect. Subject loan originated on xx and the 3-year SOL is active. BWR1 has 9 months on the job as a chemistry XX at xx ISD; BWR2 has 9 months on the job as a xx, FICO 793, and $157K equity in the subject."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81842720	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.250%	360	xx	xx	xx	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$26,177.55	8.000%	$969.40	12/XX/2019	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee forxx
There is a junior mortgage that was originated on xx and recorded on xx with the lender “xx for the amount of $94,991.71.
The first installment of combined taxes for 2023 was paid in the amount of $3,197.91.
The second installment of combined taxes for 2023 is due in the amount of $3,197.41.
The water/sewer charges are paid.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on 6/XX/2024 in the amount of $1,102.91 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx The current P&I is $XXhe interest rate is 8.000%.

Collections Comments:The loan is xx performing and the nexxt due date is xx
The last payment was received on xx in the amount of $1,102.91 which was applied to the due date of xx The unpaid principal balance is xx
The loan has been modified.
According to the updated title report dated xx the lis-pendens was filed on xx and it was released on xx Again, the lis-pendens was filed on xx No release has been found for this lis-pendens. After that, the lis-pendens was filed on xx and it was released on xx
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx the roof of the subject property was damaged on xx The claim was filed on xx The subject property is in poor condition. As per the comment dated xx subject property has water damage to a deck and deterioration along with long term water intrusion from the roof.  As per the comment dated xxx needs to file a claim to her siding coming off due to the wind. The property need repairs. We are unable to determine whether the repairs have been completed or not.
As per the comment dated xx the borrower’s intends to sell the property.

Foreclosure Comments:According to the updated title report dated xx the lis-pendens was filed on xx and it was released on xx Again, the lis-pendens was filed on xx No release has been found for this lis-pendens. After that, the lis-pendens was filed on xx and it was released on xx Further details not provided.

Bankruptcy Comments:Not Applicable	The modification agreement was made on xx between the borrower “xx” and the lender xx.” As per the modified terms, the new principal balance is xx and the deferred balance is xx The borrower agreed to pay the P&I of $XXnd an interest rate of 8.000% beginning on xx until the maturity date of xx

Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing along with estimated HUD and itemization is missing from loan file."	* Application Missing (Lvl 2) "The final application is missing along with initial application from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55453773	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of $xx
There is a UCC lien found against the subject property in favor of xx., which was recorded on xx
The annual county taxes for 2023 were paid in the amount of $10,605.89 on 11/XX/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx The current P&I is $XXan interest rate of 3.750%. The current UPB is $xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the nexxt due date is xx The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial 1003_Application Missing DU/GUS/AUS Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer Transmittal (1008)	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The appraisal report shows the subject property has a 3-stall barn for horses with a tack room. xx search shows an estimated value of $xx. The current UPB is $XXK."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved at 42.75%. 1008 and AUS document are missing. ATR could not be verified. Further details not provided. Subject loan originated on 6/XX/2020, and the 3-year SOL is expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE is missing from loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL is expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.
Settlement service provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50432163	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	49.770%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xxfor the amount of xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 were paid in the amount of $2,466.24.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of $2,533.38 which was applied to the due date of xx The unpaid principal balance is xx The current P&I is $XXhe interest rate is 6.250%.

Collections Comments:The loan is currently performing and the nexxt due date is xx
The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has been xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.77%. Tape and file show BWR owns 50% SE business but lender used 100% income to qualify. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been SE for 5.08 years at xx 766, 1X30 since inception, and $375K equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38628325	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	654	47.767%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx. for the amount of $XX
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of $5,757.23.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of $4,588.04 which was applied to the due date of xx The unpaid principal balance is xx The current P&I is $XXhe interest rate is 7.125%.
The principal curtailment was made from xx to xx in the total amount of $1,905.32.

Collections Comments:The loan is currently performing and the nexxt due date is xx
The last payment was received on xx in the amount of $4,588.04 which was applied to the due date of xx The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx the subject property is impacted by disaster.
No comment pertaining to the damage to the subject property has been observed.
xx
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 47.76%. The tape shows the lender failed to include BWR's present housing expenses in the DTI calculation. Revised DTI is 63%. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR1 has been an employee at XX for 1.75 years, and BWR2 has been an employee at XX for 9 months, FICO 648, 0X30 since inception, and $76K equity in the subject."
																																																																																						* Occupancy concerns - (Lvl 4) "Subject approved as OO but is NOO. BWRs live and work in xx and subject is in FL. Further details not provided. Elevated for client review."	* Missing Initial 1003_Application (Lvl 3) "The initial 1003 application dated xx signed by the loan originator is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53896728	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	23.006%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx and was recorded on xx. There is an active junior mortgage against the subject property in favor of “XX” in the amount of xx which originated on xx and was recorded on xx with the instrument xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 are paid in the amount of $1,220.43 on xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of $1,180.50 (PITI), which was applied for the due date of xx The monthly P&I is in the amount of $xx with an interest rate of 6.750%. The current unpaid principal balance is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the nexxt due date is xx The current unpaid principal balance is xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
No information has been found related to damage or repairs.
As per tape data, the property occupancy is stated as owner-occupied.
The COVID-19 attestation is located at “xx.”.
BWR has xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Property Marketability Issues (Lvl 3) "The tape shows the subject loan closed with an LTV above 90%, which requires a full review of the condo project, but a limited review of the condo project was done. Also, the dwelling coverage of $xx for the HOA does not meet the requirements. Further details not provided. XX search shows an estimated value of $XXK. Current UPB $XXK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	745	Not Applicable
1804314	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	44.783%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx
There is a junior mortgage against the subject property in favor of the xx in the amount of xx which was recorded on xx
No active liens or judgments have been found.
The annual combined taxes for 2024 were paid in the amount of $508.13 on 03/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of $799.65 (PITI), which was applied for the due date of xx The current P&I is $XXan interest rate of 6.750%. The current UPB is $105,567.00.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the nexxt due date is xx The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
Borrower has 8.08 years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the subject loan closed with an LTV above 90%, which requires a full review of the condo project, but a limited review of the condo project was done. Also, the HOA delinquency rate exceeds the acceptable level. A review of the condo questionnaire shows more than 20% of the units were delinquent on their HOA payments. Further details not provided. XX search shows an estimated value of $XXK. Current UPB $XXK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16298439	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	768	38.836%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as a nominee for xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $893.21 on 02/XX/2024 & 06/XX/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 05/XX/2024, the borrower is current with the loan, and the next due date is 07/XX/2024. The last payment was received on 05/XX/2024 in the amount of $2,335.07 which was applied to the due date of 06/XX/2024. The current monthly P&I is $XXthe interest rate is 6.50%. The current UPB per payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The current UPB is xx
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $10,227.43 exceeds fees threshold of $9,569.36 over by +$658.07.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $6,418.43
Points - Loan Discount Fee paid by Borrower: $3,809.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $10,227.43 exceeds fees threshold of $9,569.36 over by +$658.07.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $6,418.43
Points - Loan Discount Fee paid by Borrower: $3,809.00."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.83%. The tape shows BWR2 was not employed prior to closing. The revised DTI is 66.14%. Further details were not provided. BWR defect. The subject loan originated on 5/XX/2023, and the 3-year SOL is active. BWR has 7 months on the job at XX, and BWR2 has 10 months on the job at XX, FICO 764, 0X30 since inception, and $39K equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of -$4,035.63.  Reason for finance charge under disclosure is unknown as the fee itemization is missing.

																																																																																								The subject loan is a purchase, originated on xx and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41320634	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.920%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	796	49.994%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage originated on 12/XX/2022 and was recorded on 12/XX/2022 in the amount of xx
There is an active prior mortgage against the subject property in favor of xx. in the amount of $XX, which originated on 9/XX/2022 and was recorded on 9/XX/2022 with the instrument xx
No active judgments or liens were found.
The 2023 combined annual taxes were paid in the amount of $2,776.09 on 1/XX/2024.
The 2023 city annual taxes were paid in the amount of $6,510.01 on 1/XX/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $3,416.77, which was applied for the due date of 6/XX/024. The current monthly P&I is $XX an interest rate of 5.920%. The current UPB is $545,385.13.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape, the property is owner-occupied.
BWR#1 has xx.
BWR#2 has xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.99%. Tape shows income miscalculation and revised DTI is 70.25%. Further details not provided. Lender defect. Subject loan originated on 12/XX/2022, and the 3-year SOL is active. BWR1 has 4.75 years on the job as xx, FICO 796, 0X30 since inception, $45K equity in the subject, and $2,355 disposable income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19840752	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	738	765	47.248%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/XX/2024, the subject mortgage was originated on 5/XX/2022 and recorded on 6/XX/022 with the lender MERS as nominee for xx for the amount of xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 were paid in the amount of $7,195.80.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 6/XX/2024, the borrower is current with the loan and the next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $3,082.81 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx The current P&I is $XXhe interest rate is 5.250%.

Collections Comments:The loan is currently performing and the nexxt due date is 7/XX/024.
The last payment was received on 6/XX/2024 in the amount of $3,082.81 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.24%. The tape shows rental income is not supported by a 12-month receipt history, and excluding rental income, the revised DTI is 60%. Further details were not provided. Lender defect. The subject loan originated on 5/XX/2022, and the 3-year SOL is active. BWR has 11.08 years on the job as xx, and BWR2 has been SE for 1.33 years at xx 738, 0X30 since inception, and $35K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 4/XX/2022 does not reflect Points - Loan discount fee. CD dated 5/XX/2022 reflects Points - Loan discount fee at $593.48.
Loan estimate dated 4/XX/2022 reflects Appraisal Fee at $805.00. CD dated 5/XX/2022 reflects Appraisal Fee at $980.00.
This is an increase in fee of $768.48 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 5/XX/2022 and the 1-year SOL is expired.

TRID violation due to decrease in lender credit on Closing Disclosure dated 05/XX/2022. Initial LE dated 04/XX/2022 reflects lender credit at $1,469.00. Final CD dated 05/XX/2022 does not reflect lender credit. This is decrease of +$1,469.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on 5/XX/2022 and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37516656	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	39.416%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 7/XX/2024, the subject mortgage originated on 9/XX/022 and was recorded on 9/XX/2022 in the amount of $xx No active judgments or liens were found. The first and second installments of county taxes for 2023-2024 were paid in the amount of $6,207.02. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/2024. The last payment was received on 6/XX/2024 in the amount of $2,886.63, which was applied for the due date of 6/XX/2024. The current monthly P&I is $XX an interest rate of 4.99%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/2024. The last payment was received on 6/XX/2024 in the amount of $2,886.63, which was applied for the due date of 6/XX/2024. The current monthly P&I is $XX, with an interest rate of 4.99%. The current UPB reflected as per the payment history is $XX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal of the subject property is as is, but the photo addendum of subject property shows multiple damages. Estimated cost to repair the property, which is approximately $15,600.00 to $21,000.00. The final closing disclosure does not show any escrow holdback amount. The 1004D completion report is missing from the loan document. Tape data shows missing confirmation of heating system installation. XX search shows an estimated value of $XXK. The current UPB is $XXK."
* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation as the BWR did not occupy the subject property. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.41%. Tape shows BWR did not occupy subject residence and by excluding the lease agreement on the departing property the revised DTI is 61.97%. Further details were not provided. BWR defect. The subject loan originated on 9/XX/022, and the 3-year SOL is active. BWR has 2.41 years on the job as a xx., 0X30 since inception, FICO 743, and $38K equity in the subject."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. The final CD dated 09/XX/2022 reflects cash to in the amount of $1284.74."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to decrease in lender credit on Closing Disclosure dated 09/XX/2022. Initial CD dated 08/XX/2022 reflects lender credit at $761.00. Final CD dated 09/XX/2022 reflects lender credit at $178.20. This is decrease of +$582.80 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on 09/XX/2022 and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	756	Not Applicable
76489234	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.575%	240	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	44.981%	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.000%	$357.37	01/XX/2024	Financial Hardship	According to the updated title report dated 7/XX/2024, the subject mortgage was originated on 10/XX/2022 in the amount of $XX with the lender, xx
There is a prior mortgage in the amount of xx which originated on 1/XX/2018 and was recorded on 1/XX/2018 in favor of xx
No active liens or judgments have been found.
The first and second installments of town taxes for 2024 were paid in the amount of $4949.08.
No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 5/XX/2024 in the amount of $357.37, which was applied for the due date of 6/XX/2024. The current monthly P&I is $XXan interest rate of 8.000%. The current UPB reflected, as per the payment history, is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The last payment was received on 5/XX/2024 in the amount of $357.37, which was applied for the due date of 6/XX/2024. The current monthly P&I is $XXith an interest rate of 8.000%. The current UPB reflected, as per the payment history, is xx
As per the comment dated 11/XX/2023, the trial mod has been approved and started on xx. Comment shows modified P&I of $357.37 with interest of 8.00%.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
As per the comment dated 12/XX/023, the subject property is owner-occupied.
BWR receives SSI and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrowers "xx" and the lender "xxC" on 12/XX/023. As per this modification agreement, the new principal balance is xx and the borrower promised to pay principal and interest in the amount of $357.37 at a rate of 8.00%. According to this agreement, the new maturity date will be 12/XX/053.	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed State Regulations Prohibited fees test.
The following fees were included in the test:
Credit Monitoring Fee paid by Borrower: $5.00
Flood Certification - Single Charge or Life of Loan paid by Borrower: $5.00
Flood Determination Fee paid by Borrower: $8.00
Processing Fee paid by Borrower: $795.00."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.174% exceeds APR threshold of 8.150% over by +2.024%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.072% exceeds APR threshold of 8.150% over by +1.922%. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2531250	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	Yes	737	Not Applicable	28.257%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/XX/2024, the subject mortgage was originated on 7/XX/2023 and recorded on 7/XX/2023 with the lender xxC for the amount of xx
There is a prior state tax lien against the borrower in favor of xx for the amount of $1,031.65 recorded on xx
The annual combined taxes for 2024 were exempt.
The water/sewer charges are paid on xx
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 6/XX/024, the borrower is current with the loan and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,152.98 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx The current P&I is $XXhe interest rate is 6.500%.

Collections Comments:The loan is currently performing and the nexxt due date is 7/XX/024.
The last payment was received on 6/XX/024 in the amount of $1,152.98 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Mortgage Not Recorded (Lvl 4) "The subject mortgage was originated on 7/XX/2023, but the mortgage was not recorded. There is an unrecorded copy of the mortgage in the loan file located at “xx”. Also, the maturity date is not available in mortgage."	* Type of Ownership is Leasehold or Cooperative (Lvl 3) "The subject loan originated on 07/XX/2023 with a maturity date of 08/XX/2053. As per the lease agreement located at “xx” the ground lease is held by xx, and the leasehold expires on 8/XX/2085. Borrower has 204 shares at “xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 28.25%. Tape shows SE income miscalculation as the BWR does not have a 2-year history of SE income. Further details not provided. Lender defect. Subject loan originated on 7/XX/2023, and the 3-year SOL is active. BWR has 1.25 years on the job as xx FICO 737, 0X30 since inception, and $49K equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21886523	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	46.092%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/XX/2024, the subject mortgage was originated on 3/XX/2023 and recorded on 3/XX/2023 with the lender MERS as nominee forxx There is an active prior mortgage against the subject property in favor of xx which was recorded on 4/XX/2021 for the amount of xx The annual county taxes for 2023 were paid in the amount of $4,234.44. The water/sewer charges are due in the amount of $129.85 on 7/XX/2024. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/XX/2024, the borrower is current with the loan and the next due date is 6/XX/024. The last payment was received on 5/XX/024 in the amount of $3,213.48 which was applied to the due date of 5/XX/024. The unpaid principal balance is xx The current P&I is $XXhe interest rate is 6.500%.	Collections Comments:The loan is currently performing and the nexxt due date is 6/XX/024.
The last payment was received on 5/XX/024 in the amount of $3,213.48 which was applied to the due date of 5/XX/024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
The appraisal report dated 3/XX/2023 is as is. The photo addendum of the subject property shows chipped paint. The estimated cost to cure is $500.00. CCs do not show damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the photo addendum shows chipping paint. The estimated cost to cure is $500. 1004D is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $10,022.36 exceeds fees threshold of $8,359.04 over by +$1,663.32.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $5,325.00
Points - Loan Discount Fee paid by Borrower: $4,697.36.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $10,022.36 fees threshold $8,359.04 over by +$1,663.32.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $5,325.00
Points - Loan Discount Fee paid by Borrower: $4,697.36"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.09%. Tape shows rental income is not supported by a lease agreement. Revised DTI is 63.3%. Further details not provided. Lender defect. Subject loan originated on 3/XX/2023, and the 3-year SOL is active. BWR has been SE for 28 years at xx FICO 780, 0X30 since inception, and $19K equity in the subject, and $2,864 disposable income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 03/XX/2023 reflects Points - Loan Discount Fee at $3,164.00 and Transfer Taxes at $1,562.00. Final CD dated 03/XX/2023 reflects Points - Loan Discount Fee at $4,697.36 and Transfer Taxes at $1,831.00. This is an increase in fee of $1,802.36 for charges that cannot increase. The subject loan is a purchase, originated on 03/XX/2023 and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50427356	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	750	43.457%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 07/XX/2024, the subject mortgage was originated on 05/XX/2023 and was recorded on 05/XX/2023 in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens were found.
The 1st installment of town taxes for 2024 was paid in the amount of $4,442.88 on 09/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 5/XX/2024 in the amount of $5,074.43 (PITI), which was applied for the due date of xx The current P&I is $XXan interest rate of 6.750%. The current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR1 has xx
BWR2 has  xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXK. Comp #2 with a sales price of $XXK, is closest to the subject property. xx search shows an estimated value of $XXK. Current UPB is $XXK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1516849	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	35.420%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 07/XX/2024, the subject mortgage originated on 04/XX/2023 and was recorded on 04/XX/2023 in the amount of $XX in favor of xx
No active liens or judgments have been found.
The annual county taxes for 2023 were paid in the amount of $1,192.56 on 11/XX/2023.
The annual water charges for 2024 are due in the amount of $117.03 on 07/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $3,117.32 (PITI), which was applied for the due date of 6/XX/024. The current P&I is $XXan interest rate of 6.375%. The current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has been SE for 6.58 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 35.42%. Tape shows SE income miscalculation as lender excluded one-time business expenses without supporting evidence. Revised DTI is 58%. Further details not provided. Lender defect. Subject loan originated on 4/XX/2023, and the 3-year SOL is active. BWR has been SE for 6.58 years at XX, FICO 737, 0X30 since inception, $32K equity in the subject, and $7,250 disposable income."
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final closing disclosure dated 4/XX/2023 reflects cash to in the amount of $5,045.94."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84586047	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	775	758	49.099%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 07/XX/2024, the subject mortgage originated on 06/XX/2023 and was recorded on 06/XX/2023 in the amount of $XX in favor of MERS as nominee for xx
No active judgments or liens were found.
The first and second installments of county taxes for 2024 are due in the total amount of $4904.64 on 08/XX/2024 and 02/XX/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $3,719.28 which was applied to the due date of 06/XX/2024. The monthly P&I is $XXthe interest rate is 6.990%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The current UPB per PH is $xx
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is investment property.
BWR1 has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO and was approved at 49.09%. The tape shows BWR was on paid leave at the time of closing, and the lender failed to document proof of BWR's intent to return to work post-closing. Further details not provided. BWR1 has 9.83 years on the job as a retail franchisee atxx BWR2 has 12.75 years on the job as a xx, FICO 758, 0X30 since inception, and $XXK equity in the subject. Also tape shows the subject property is a condotel. The subject is a unit in the xx project and has amenities like a pool, spa, BBQ area, clubhouse, fitness center, and gated entry. Further details not provided. xx search shows an estimated value of $XXK. Current UPB $XXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95761996	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	808	41.811%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 07/XX/2024, the subject mortgage originated on xx and was recorded on xx
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of $702.12 on xx
No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,442.36 (PITI), which was applied for the due date of 6/XX/024. The current P&I is $XXn interest rate of 6.375%. The current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR1 receives SSI and retirement income.
BWR2 has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 41.81%. The tape shows the subject is NOO due to misrepresentation, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. The subject loan originated on 7/XX/2023, and the 3-year SOL is active. BWR1 receives SSI and retirement income, and BWR2 has been SE for 5.33 years at XX, FICO 736, 0X30 since inception, and $12K equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9711799	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	708	53.630%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/XX/2024, the subject mortgage was originated on 3/XX/024 and recorded on 3/XX/2024 in the amount of xx in favor of "xx".
There is an active prior mortgage against the subject property in the amount of $XX in favor of "xx." which was recorded on 7/XX/2006.
There are two Tax xx (state tax liens) active in favor of same plaintiff xx in the total amount of $3,324.40 which were recorded on 3/XX/2024 and 4/XX/024.
No prior years' delinquent taxes have been found.	According to the payment history as of 6/XX/024, the borrower is current with the loan. The next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,381.94 with an interest rate of 5.990% which was applied for the due date of 6/XX/024. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current with the loan. The nexxt due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,381.94 with an interest rate of 5.990% which was applied for the due date of 6/XX/024. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
BWR1 has xx, and BWR is also xx. BWR has xx for 2.33 years.
BWR2 has 1 year on the job as an employer with xx
BWR2 has xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan does not meet the FHA flipping requirements. At the time of the sales contract, the seller was vested in the title for less than 90 days. Further details not provided. The review of the appraisal report shows the date of prior sales or transfers is 11/XX/2023, and the price of the prior sale or transfer was $XXK. The current sale price is $XXK. No major renovations were done to the property. xx search shows an estimated value of $XXK. Current UPB $XXK."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53505078	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	645	685	45.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/XX/024, the subject mortgage was originated on 12/XX/2022 in the amount of xx with the lender, xx xx dba xxs, which was recorded on 1/XX/023.
No active liens or judgments have been found.
The annual combined taxes for 2023 were paid in the amount of $7,992.67 on 12/XX/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 5/XX/2024, the borrower is current with the loan, and the next due date is 6/XX/024. The last payment was received on 5/XX/2024 in the amount of $2,367.72 (PITI) and was applied to the due date of 5/XX/024. The monthly P&I is $XXthe interest rate is 6.990%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/XX/2024, the borrower is current with the loan, and the nexxt due date is 6/XX/024. The last payment was received on 5/XX/2024 in the amount of $2,367.72 (PITI) and was applied to the due date of 5/XX/024. The monthly P&I is $XX, and the interest rate is 6.990%. The current UPB is $XX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR1 has xx for a total of 3.16 years.
BWR2 employment details are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows that the subject loan failed the points and fees test. Further details not provided. Infinity compliance results also fail the QM points and fees test."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails GSE QM points and fees test due to fees charged $8,634.55 exceeds fees threshold of $6,668.39 over by +$1,966.16.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $2,366.00
Processing Fee paid by Borrower: $995.00
Underwriting Fee paid by Borrower: $995.00
Loan Discount Fee (less excludable bona fide discount points) $4,278.55"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE QM points and fees test due to fees charged $8,634.55 exceeds fees threshold of $6,668.39 over by +$1,966.16.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $2,366.00
Processing Fee paid by Borrower: $995.00
Underwriting Fee paid by Borrower: $995.00
Loan Discount Fee (less excludable bona fide discount points) $4,278.55

Loan fails qualified mortgage lending policy points and fees test due to fees charged $13,366.55 exceeds fees threshold of $6,668.39 over by +$6,698.16.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $2,366.00
Processing Fee paid by Borrower: $995.00
Underwriting Fee paid by Borrower: $995.00
																																																																																							Loan Discount Fee (less excludable bona fide discount points) $4,278.55"	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63664078	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	2.625%	360	xx	xx	xx	Fixed	Refinance	xx	xx	xx	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	699	639	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 07/XX/2024, the subject mortgage was originated on 03/XX/2021 and recorded on 08/XX/2021 in the amount of xx in favor of xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 7/XX/024, the borrower is current with the loan. The next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $1,163.04 with an interest rate of 2.625% which was applied for the due date of 7/XX/024. The current UPB is $268,026.93.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/024, the borrower is current with the loan. The nexxt due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $1,163.04 with an interest rate of 2.625% which was applied for the due date of 7/XX/024. The current UPB is $XX.
No bankruptcy evidence has been found.
The foreclosure was initiated. As per the UT report dated xx, the judgment was entered on xx located at “xx”. But the document shows that the foreclosure case is currently dismissed.
The loan was originated on xx. The Covid-19 attestation is available at "xx".
BWR1 has 5 years and 5 months on the job as a xx
BWR2 has 3 years and 4 months on the job as a xx.
Unable to confirm the current condition and occupancy status of the subject property.

Foreclosure Comments:The foreclosure was initiated. As per the UT report dated xx,  the judgment was entered on xx located at “xx”. But the document shows that the foreclosure case is currently dismissed.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at "Executed LNA" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx"."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed loan origination fee test due to fee charged $2,768.02 exceeds fee threshold of $2,753.28, over by +$14.74.
Below fees were included:
Loan Origination Fee paid by Borrower: $2,768.02."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
LE dated 01/XX/2021 does not reflect Points - Loan Discount Fee. CD dated 03/XX/2021 reflects Points - Loan Discount Fee at $361.96.
LE dated 01/XX/2021 reflects Loan Origination Fee at $2,753.00. CD dated 03/XX/2021 reflects Loan Origination Fee at $2,768.02.
This is a cumulative increase in fee of +$376.98 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on 03/XX/2021 and the 3-year SOL is expired.

TRID violation due to decrease in lender credit on Closing Disclosure dated 03/XX/2021. LE dated 01/XX/2021 reflects lender credit at $1,426.00. CD dated 03/XX/2021 reflects lender credit at $150.00. This is decrease of +$1,276.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is refinance case, originated on 03/XX/2021 and the 3-year SOL is expired."
* Final Application Incomplete (Lvl 2)     "The lender loan information page is missing from the final application."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49256103	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	38.194%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 07/XX/2024, the subject mortgage originated on 10/XX/2023 and was recorded on 10/XX/2023 in the amount of xx in favor of xx.
There is an active junior mortgage against the subject property in favor of the xx in the amount of $XX, which originated on 10/XX/2023 and was recorded on 10/XX/2023.
No active judgments or liens were found.
The 2023 county annual taxes were paid in the amount of $2,573.95 on 1/XX/024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 7/XX/024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $1,840.75, which was applied for the due date of 7/XX/024. The current monthly P&I is $XXan interest rate of 6.500%. The current UPB is $xx	Collections Comments:The comment history is missing from the loan file. Currently, the loan is performing. According to the payment history as of 7/XX/024, the borrower is current with the loan, and the nexxt due date is 8/XX/2024. The current UPB is $XX.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per seller tape data, the property is owner-occupied.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the BWR contribution of $6,436 did not satisfy the 3% FNMA and WHEDA requirements of $7,500 for the down payment and falls short by $1,064. Also, the lender used a subordinate finance loan of $15K, which resulted in a refund to the BWR on the purchase transaction. Total available assets per DU of $45,983.73 satisfy the cash to close requirement of $3,436. The subject loan originated on 10/XX/023. BWR has 1 year on the job as a pricing associate at xx and BWR also has 4.08 years on the job as xxat xx, FICO 723."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56404209	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	240	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	741	Not Applicable	49.967%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of $232,000.00 in favor of MERS as nominee for xx
No active judgments or liens were found.
The annual county taxes for 2024/2025 are due in the amount of $2,871.77 on xx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of $2,263.50 (PITI), which was applied for the due date of xx The current P&I is $XXan interest rate of 6.750%. The current UPB is xx	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the nexxt due date is xx The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
BWR has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the PA license validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails the compliance, ease of delivery, and timing tests for the initial closing disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is less than 3 business days before the consummation date of xx The subject loan is a purchase case, originated on xx and the SOL is 1-year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on closing disclosure dated xx Initial LE dated 04/XX/2024 reflects lender credit at $3,202.00. Final CD dated xx reflects lender credit at $1,009.20. This is decrease of +$2,192.80 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is available, COC is not getting tested due to loan failing TRID delivery and timing test. The subject loan is a purchase case, originated on 4/XX/2024, and the SOL is 1-year."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.97%. Tape shows BWR is separated and lender used separation agreement excluding departing residence. GSE required divorce decree and DTI would be 78%. Agreement in file shows split of assets and supports lender DTI. The subject loan originated on 4/XX/2024, and the 3-year SOL is active. BWR has been SE for 8.25 years at XX, FICO 741, 0X30 since inception, and has $134K equity in the subject."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69807776	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	2.500%	240	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	756	Not Applicable	48.302%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	2.500%	$775.78	Not Applicable	Unavailable	As per the updated title report dated 7/XX/2024, the subject mortgage originated on 3/XX/2021 and was recorded on 8/XX/2022 in the amount of $XX in favor of MERS as a nominee forxx
No active judgments or liens were found.
The first installment of county taxes for 2023 is paid in the amount of $1,728.36 on 5/XX/024.
The second installment of county taxes for 2023 is due on 11/XX/2024 in the amount of $1,728.36.
No prior year’s delinquent taxes have been found.	According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/2024. The last payment was received on 6/XX/2024 in the amount of $1,230.25, which was applied for the due date of 7/XX/2024. The current monthly P&I is xx with an interest rate of 2.500%. The current UPB reflected, as per the payment history, is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/2024. The last payment was received on xx in the amount of $1,230.25, which was applied for the due date of xx The current monthly P&I is $XXith an interest rate of 2.500%. The current UPB reflected, as per the payment history, is xxx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the updated title report dated 7/XX/2024, the amendment of mortgage was done on 11/XX/2023 between the borrowers “xxr and xx S. xx and the lender “xx." At the time of origination, the mortgage was executed by borrower "xx" only, but the signature of "xx was missing. The amended mortgage was made to include the signature of "xx" No other terms of the note were changed.	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.30%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. Subject loan originated on 3/XX/021, and the 3-year SOL is expired. BWR has 2 years on the job as an assembler at xxxxFICO 756, 0X30 in last 24 months, and $85K equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is a refinance, originated on 3/XX/021, and the 3-year SOL is expired."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.30%, as the borrower’s income is $2,585.00 and total expenses are in the amount of $1,248.60 and the loan was underwritten by DU xx) and its recommendation is Approve/Eligible with a DTI of 48.30%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40768809	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.500%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	778	773	35.685%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 07/XX/2024, the subject mortgage was originated on 08/XX/2022 and recorded on 08/XX/2022 in the amount of $XX in favor of xx.
There is an active prior mortgage against the subject property in favor of "xx in the amount of $700,000.00 which was recorded on 01/XX/2022.
The county search report provided with the UT shows details of active prior judgment against the subject borrower in the amount of $2,953.00 which was filed on 12/XX/002 with Instr#XX. Release for this judgment has not been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of 7/XX/2024, the borrower is current with the loan. The next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $1xx with an interest rate of 5.500% which was applied for the due date of 7/XX/024. The current UPB is xx	Collections Comments:The current status of the loan is performing.
 According to the payment history as of 7/XX/2024, the borrower is current with the loan. The nexxt due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $1,744.96 with an interest rate of 5.500% which was applied for the due date of 7/XX/024. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
 BWR1 has been xx.
BWR2 has been xx.
No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 35.68%. Tape shows SE income is not supported by the amended tax return and tax transcripts. Further details not provided. Lender defect. Subject loan originated on 8/XX/2022, and the 3-year SOL is active. BWR1 and BWR2 have been SE for 14.58 years and 11.58 years at Hxx 773, 1X30 since inception, and $575K equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79106933	xx	xx	XX	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$694.94	XX	7.574%	360	xx	xx	xx	ARM	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	701	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of $XX with “MERS as nominee forxx xx xx xx
There is a prior civil judgment against the borrower in favor of “xxs” in the amount of $12,748.26 which was recorded on xx
There are two state tax liens against the borrower in favor of same xx” in the amount of $10,093.76 which were recorded on xx and xx
The first, second, third and fourth instalments of county taxes for 2024-2025 are due in the amount of $8,829.26.
The xx charges for 2024 are delinquent in the amount of $100.02 which was good through xx
There is a xx initial filing document which was recorded on xx
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is 8/XX/024. The P&I is $XXnd PITI is $xx. The UPB reflected as per the tape is xx The loan has 60 months interest only period.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the nexxt due date for payment is 8/XX/024. The P&I is $XXnd PITI is $1,383.82. The UPB reflected as per the tape is $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy.
No evidence has been found regarding Covid-19.
BWR employment details are not available. BWR is a xx.
Foreclosure Comments:As per UT dated 8/XX/024, the FC was initiated in 2023. The lis pendens was filed on xx. CC is missing from the loan file. Unable to determine further details of FC.
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Appraisal (Incomplete) ARM Rider Loan Program Info Disclosure Prepayment Penalty Rider	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal is as is, but the photo addendum shows painting is required in the basement walls; minor damage was noted to the basement ceiling. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Loan program disclosure is missing from the loan documents."
* Mortgage - Missing required ARM Rider (Lvl 3)     "ARM rider is missing from the loan documents."
																																																																																							* Prepayment Rider Missing (Lvl 3) "Prepayment rider is missing from the loan documents."	* Missing required 1-4 family rider (Lvl 2) "1-4 family rider is missing from the loan documents." * Operative index value is unable to confirm (Lvl 2) "Unable to determine operative index value."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91081725	xx	xx	XX	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,819.12	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.450%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	716	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx in the amount of $XX with xx.
No active liens and judgments have been found against borrower and property.
The first and second installments of town taxes for 2024 are paid in the amount of $3,155.77.
The first, second and forth installments of town taxes for 2024-2025 are due in the amount of $5,187.95.
The third installment of town taxes for 2024 has been delinquent in the amount of $1,819.12 which is payable through 8/XX/2024.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 7/XX/2024, which was applied for the due date of 7/XX/024 and the next due date for payment is 8/XX/024. The P&I is $XXITI is $2,458.28. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 7/XX/2024, which was applied for the due date of 7/XX/024 and the nexxt due date for payment is 8/XX/024. The P&I is $XX and PITI is $2,458.28. The UPB reflected as per the payment history is xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using thexx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Missing required 1-4 family rider (Lvl 2) "1-4 family rider is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "The subject note has a prepayment option, but such rider is not attached with the subject mortgage."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44636068	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.250%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	613	48.717%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx . There is a prior state tax lien against the borrower in favor of xx The first installment of combined taxes for 2023 was paid in the amount of $2,629.28. The second installment of combined taxes for 2023 is due in the amount of $3,804.45. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/XX/024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $2,090.86 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx The current P&I is $XXhe interest rate is 7.250%.

Collections Comments:The loan is currently performing and the nexxt due date is 8/XX/024.
The last payment was received on 7/XX/024 in the amount of $2,090.86 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has xx.
BWR2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows lender used incorrect appraised value of $XXK and using the appraised value of xx from the appraisal report pushes the LTV from 80% to 90.98%. Further details not provided. xx search shows an estimated value of $XXK. Current UPB is xx
* ComplianceEase TILA Test Failed (Lvl 3)     "TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final CD as $344,018.77. Calculated finance charge is $344,025.77 for an under disclosed amount of -$7.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx  and the SOL is 3 years."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47248316	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	724	Not Applicable	21.907%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount xx
No active liens or judgments have been found.
The annual county taxes for 2023 were paid in the amount of $2,830.96 on 12/XX/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $1,990.77 and was applied to the due date of 7/XX/024. The monthly P&I is $XXthe interest rate is 7.50%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $1,990.77 and was applied to the due date of 7/XX/024. The monthly P&I is $XX and the interest rate is 7.50%. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
BWR ha sxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape and file show the subject is a unit in a resort that is required to be used for short term rentals and not as typical NOO property.
																																																																																						Further details not provided. XX search shows an estimated value of $XXK. Current UPB is xx Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39586039	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	670	30.299%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx and was recorded on xx in the amount ofxx There is a prior mortgage against the subject property in the amount of xx which was originated on xx in favor of "xx No active judgments or liens were found. The annual county taxes for 2023 were paid in the amount of $535.00 on 04/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/XX/024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last payment was received on 07/XX/2024 in the amount of $1122.97, which was applied to the due date of 7/XX/024. The monthly P&I is $XXthe interest rate is 6.375%. The current unpaid principal balance is xx	Collections Comments:The loan is performing. According to the payment history as of 7/XX/024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The current unpaid principal balance is xx No evidence has been found regarding the foreclosure proceedings. The seller's tape shows repairs were not completed prior to closing, but CCs do not show any damage. As per tape data, the property occupancy is stated as The final application does not reflect BWR employment details. BWR2 has xx BWR3 xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to completion of repairs, and 1004D is available in the loan package, but the photo addendum shows multiple items that still need material repairs including but not limited to siding, insulation, walls, missing rear steps. Subject appears to be in process of being renovated. Updated 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount. Also, the tape shows repairs not completed prior to closing."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan Fails Brokerage Finder Fee test due to fees charged $6,146.39 exceeds fees threshold of $3,600.00 over by +$2,546.39.
The following fees were included in the test:
4 day Extension paid by Borrower: $180.00
Points - Loan Discount Fee paid by Borrower: $3,754.00
Points - Loan Discount Fee paid by Lender: $722.39
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $865.00
Underwriting Fee paid by Lender: $30.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	746	716
90101371	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	787	Not Applicable	49.990%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount ofxx
No active liens and judgments have been found against the borrower and subject property.
The first and second installments of county taxes for 2023 were paid in the amount of $285.99.
No prior year’s delinquent taxes have been found.	According to the payment history as of 7/XX/024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $2,126.59 and was applied to the due date of 7/XX/024. The monthly P&I is $XXhe interest rate is 5.500%. The current UPB is xx
Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $2,126.59 and was applied to the due date of 7/XX/024. The monthly P&I is $XX, and the interest rate is 5.500%. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
BWR has xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject second home loan was approved at 49.99%. The tape shows the lender miscalculated primary residence PITIA (used $5358, should be $5528). The revised DTI is 51.04%. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has 16.66 years on the job as a XX of sales with xx		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88025771	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	678	Not Applicable	45.238%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lendexx
No active liens or judgments have been found against the borrower or subject property.
xx
The first and second installments of county taxes for 2023 were paid in the amount of $3,957.36.
Parcel: xx
The annual county taxes for 2021-2023 are due in the amount of $905.34
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/XX/2024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $2,692.49 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx The current P&I is $XXhe interest rate is 5.375%.

Collections Comments:The loan is currently performing and the nexxt due date is 8/XX/024.
The last payment was received on 7/XX/024 in the amount of $2,692.49 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 3/XX/023, the borrower’s income was impacted by Covid-19. FB plan was approved from 2/XX/023 to 7/XX/023. As per the comment dated 8/XX/2023, the Covid-19 payment deferral was approved in the amount of $21,095.07.
As per the comment dated 8/XX/2023, the subject property is owner occupied.
As per the comment dated 3/XX/023, the subject property was damaged due to water on 12/XX/2022. The loss draft insurance claim is in the amount of $48,592.20. The loss draft check was received in the amount of $40,000.00. As per the comment dated 3/XX/2023, 90% of the repairs are complete. As per the comment dated 11/XX/2023, the loss draft check was received in the amount of $8,592.20. The final draw was disbursed, and the statement of completion received was on 11/XX/2023.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.23%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been an employee at xx		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82353895	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	2.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	44.152%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.875%	$565.53	03/XX/2024	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of $3,331.22.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 8/XX/024, the borrower is current with the loan and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $960.77 which was applied to the due date of 8/XX/024. The unpaid principal balance is xx The current P&I is $XXnd the interest rate is 2.875%.
Collections Comments:The loan is currently performing and the nexxt due date is 9/XX/024.
The last payment was received on 8/XX/024 in the amount of $960.77 which was applied to the due date of 8/XX/024. The unpaid principal balance is xx
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
Borrower has xx
Bankruptcy Comments:Not Applicable	The modification agreement was made on 2/XX/024 between the borrower xx” and the lender “xx” As per the modified terms, the new principal balance is xx The borrower agreed to pay the P&I of $XXn interest rate of 2.875% beginning on xx until the maturity date of xx

Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows MI coverage on the loan was rescinded. Further details were not provided."	* Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.15% as the borrower’s income is $4,245.00 and total expenses are in the amount of $1,874.24 and the loan was underwritten by DU (Locator#xx) and its recommendation is Approve/Eligible with a DTI of 44.15%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68583105	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	734	46.448%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx with lender xx No active judgments or liens have been found. The first and second installments of town taxes for 2023 were paid in the amount of $3,668.98. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/2024. The last payment was received on 7/XX/2024 in the amount of $4,315.53 (PITI), which was applied for the due date of 7/XX/024. The current P&I is $XXan interest rate of 6.625%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/2024. The last payment was received on 7/XX/2024 in the amount of $4,315.53 (PITI), which was applied for the due date of 7/XX/024. The current P&I is $XXwith an interest rate of 6.625%. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has been xx
BWR2 has xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.44%. Tape shows SE income calculated using a 1-year tax return for qualification is not supported by average income using two-year tax returns. Also, rental income is not supported by a rent schedule or proof of rent receipts. Further details not provided. The revised DTI is 46.65%. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been SE for 5.41 years atxx . BWR2 has 1.16 years on the job as xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	770	707
59295564	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	44.909%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor ofxx
There is an active junior mortgage against the subject property in favor of xx in the amount of xx  which originated on xx and recorded on xx
No prior year delinquent taxes have been found.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 7/XX/024, which was applied for the due date of 7/XX/024 and the next due date for payment is 8/XX/024. The P&I is $XX and PITI is $1,732.89. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 7/XX/024, which was applied for the due date of 7/XX/024 and the nexxt due date for payment is 8/XX/024. The P&I is $XX and PITI is $1,732.89. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails loan origination fee test due to fees charged $4,054.88 exceeds fees threshold of $2,520.00 over by +$1,534.88.
The below fees were included in the test:
Notary Fee paid by Borrower: $125.00
Repairs paid by Borrower: $3,375.00
Settlement or Closing Fee paid by Borrower: $500.00
Title Closing Protection Letter paid by Borrower: $50.00
Title-Electronic Filing Fee paid by Borrower: $4.8"
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that the subject loan approved under the lighthouse bond program was not offered in Cochise County. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "VA loan guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "Subject loan is a purchase. Final CD reflects cash to in the amount of $560.37."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25826050	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.490%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	786	802	49.341%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $1,751.55 on 04/XX/2024.
The second installment of county taxes for 2024 is due in the amount of $1,751.56 on 10/XX/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $4,410.18 (PITI), which was applied for the due date of 7/XX/024. The current P&I is $XXan interest rate of 6.490%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The current P&I is $XX with an interest rate of 6.490%. The current UPB reflected as per the payment history is xx
Unable to determine the current condition and occupancy of the subject property.
As per the collection comment dated 7/XX/024, the subject property is impacted by the disaster.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
BWR1 has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx Comp #2 with a sales price of $XXK, is closest to the subject property. xx search shows an estimated value of $XXK. Current UPB is xx Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93600478	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	762	773	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor xx No active judgments or liens were found. The annual combined taxes for 2023 were paid in the amount of $1,504.54 on 10/XX/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last payment was received on 07/XX/2024 in the amount of PITI $890.61 which was applied for the due date of 07/XX/2024. The current monthly P&I is $XXan interest rate of 8.000%. The current UPB is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the unknown party. The appraisal report is as is and the photo addendum shows that the bedrooms of both units needed need to be repainted, the water supply in unit 2422 needs to be restored, and the electric was not on in both units.. CCs do not show any damage.
Subject loan is NOO. BWR was qualified using the xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, but the photo addendum shows that the bedrooms of both units needed need to be repainted, the water supply in unit 2422 needs to be restored, and the electric was not on in both units. The 1004D report is missing from the loan documents. Also, the final CD does not reflect escrow holdback."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	711	714
46784619	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	770	772	30.820%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/XX/2024, the subject mortgage was originated on xx and recorded on xx with the lender xx
There is a junior mortgage that was originated on xx  and recorded on xx with the lender “xx” for the amount of xx
The annual county taxes for 2023 were paid in the amount of $304.96.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 7/XX/2024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $555.84 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx The current P&I is $XXhe interest rate is 8.000%.

Collections Comments:The loan is currently performing and the nexxt due date is 8/XX/024.
The last payment was received on 7/XX/2024 in the amount of $555.84 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR1xx
BWR2 receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 09/XX/2023 does not reflect loan origination fee. Final CD dated 11/XX/2023 reflects loan origination fee at $630.00.
Loan estimate dated 09/XX/2023 does not reflect compliance audit / quality control fee. Final CD dated 11/XX/2023 reflects compliance audit / quality control fee at $275.00.
Loan estimate dated 09/XX/2023 does not reflect flood transfer fee. Final CD dated 11/XX/2023 reflects flood transfer fee at $10.00.
Loan estimate dated 09/XX/2023 does not reflect investor funding fee. Final CD dated 11/XX/2023 reflects investor funding fee at $400.00.
This is a cumulative increase in fee of $1,315.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx  and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows BWR prior property ownership history does not meet FTHB guidelines requirement for the subject loan. Further details not provided."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.009% exceeds APR threshold of 8.900% over by +0.109%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.060% exceeds APR threshold of 8.900% over by +0.160%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13361053	xx	xx	XX	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	764	Not Applicable	34.479%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx
There is a prior hospital lien against the borrower in favor of xx
The annual county taxes for 2023 were paid in the amount of $4,228.85.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 7/XX/024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $5,284.54 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx The current P&I is $XXhe interest rate is 9.125%.

Collections Comments:The loan is currently performing and the nexxt due date is 8/XX/024.
The last payment was received on 7/XX/024 in the amount of $5,284.54 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
The appraisal report reflects as is, but the photo addendum shows the laundry room needs to be repainted. The estimated cost to cure is not available in the loan file. CCs do not show damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report reflects as is, but the photo addendum shows the laundry room needs to be repainted. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows First payment is greater than 30 days delinquent. The first payment date is 2/XX/024. Per PH, the first payment was made on 3/XX/024 which was applied for the due date of 2/XX/024. The borrower is current with the loan and the next due date is 8/XX/024. The unpaid principal balance is xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90514653	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$912.97	XX	6.875%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	790	797	16.761%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
No active liens and judgments have been found against the borrower and subject property.
The annual combined taxes for the year 2023 were paid in the amount of $980.74 on 07/XX/2023.
No prior year’s delinquent taxes have been found.	The subject loan is construction to permanent with the first payment date of xx The provided PH shows only received draws.	Collections Comments:The current status of the loan is performing.
The subject loan is construction to permanent with the first payment date of xx The provided PH shows only received draws.
No evidence has been found regarding the current foreclosure proceedings.
No information has been found related to damage or repairs.
As per tape data, the property occupancy is stated as vacant.
BWR hasxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Dicsloures	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated 7/XX/2023 reflects an escrow holdback in the amount of $552,216.34. Proof for the release of the escrow holdback is missing from the loan documents."	* Compliance Testing (Lvl 3) "Tape shows a TRID violation as the LE was not sent out within 3 days of the application. Infinity compliance results also show that loan fails delivery and timing test for initial LE."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 3)     "Loan failed the RESPA timing test because the loan estimate, settlement services provider list and the homeownership counseling organization disclosure were issued 3 days after initial application date. Initial loan application date is 6/XX/023 and the documents are dated 6/XX/2023."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $8,554.00 exceeds fees threshold of $7,524.39 over by +$1,029.61.
The below fees were included in the test:
Construction Management Fee paid by Borrower: $850.00
Points - Loan Discount Fee paid by Borrower: $5,959.00
Processing Fee paid by Borrower: $625.00
Underwriting Fee paid by Borrower: $1,120.00.

Loan fails qualified mortgage interest only test due to this loan has interest only loan for first 12 months."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on final CD as $ $373,398.76. Calculated finance charge is $376,541.66 for an under disclosed amount of -$3,142.90.  Reason for finance charge under disclosure is unknown as the fee itemization is missing.

TRID total of payment disclosed on final CD as $635,036.76. Calculated total of payments is $638,664.66 for an under disclosed amount of -$3,627.90. Reason for the disclosed total of payments of 638,664.66 is not considered accurate because it is understated by more than $100.

The subject loan is a refinance, originated on 7/XX/2023 and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 6/XX/2023 delivered on 6/XX/2023 which is more than 3 business days from initial application date 6/XX/023. The subject loan is a refinance, originated on 7/XX/2023 and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,554.0 exceeds fees threshold of $7,524.39 over by +$1,029.61.
The below fees were included in the test:
Construction Management Fee paid by Borrower: $850.00
Points - Loan Discount Fee paid by Borrower: $5,959.00
Processing Fee paid by Borrower: $625.00
Underwriting Fee paid by Borrower: $1,120.00.

Loan failed GSE (Fannie Mae Public Guidelines) amortization test due to the loan has a date creditor received application on or after January 10, 2014 and the loan is not fully amortizing."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Wavier of borrower’s rights disclosure is missing from the loan documents."			Moderate	Pass	Fail	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41565520	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	773	Not Applicable	49.727%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.625%	$963.82	02/XX/2024	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2024 are due in the amount of $2,037.65.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/XX/2024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $1,171.68 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx The current P&I is $XXhe interest rate is 7.625%.

Collections Comments:The loan is currently performing and the nexxt due date is 8/XX/024.
The last payment was received on 7/XX/2024 in the amount of $1,171.68 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx
The loan has been modified. As per the comment dated 1/XX/024, the recast modification was completed.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on 12/XX/2023 between the borrowers xx x and the lender xx As per the modified terms, the new principal balance is xx The borrower agreed to pay the P&I of $XXnd an interest rate of 7.625% beginning on 2/XX/024 until the maturity date of xx

Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on closing disclosure dated 8/XX/2023. Initial LE dated 7/XX/023 reflects lender credit at $826.00. Final CD dated 8/XX/2023 does not reflect lender credit. This is a decrease of $826.00 for fee which has 0% tolerance test. Subject loan is a purchase, originated on 8/XX/2023 and the 1 year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $9,928.27 exceeds fees threshold of $9,040.30 over by +$887.97.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $4,692.00
Points - Loan Discount Fee paid by Borrower: $5,236.27

Loan fails qualified mortgage lending policy points and fees test due to fees charged $9,928.27 exceeds fees threshold of $9,040.30 over by +$887.97.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $4,692.00
Points - Loan Discount Fee paid by Borrower: $5,236.27"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.73%. Tape shows an income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been an employee at xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14861083	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.125%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	47.595%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and recorded onxx
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 7/XX/2024, which was applied for the due date of 7/XX/024 and the next due date for payment is 8/XX/024. The P&I is $XXITI is $2,038.16. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 7/XX/2024, which was applied for the due date of 7/XX/024 and the nexxt due date for payment is 8/XX/024. The P&I is $XX and PITI is $2,038.16. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR hasxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $10,161.73 exceeds fees threshold of $8,025.87 over by +$2,135.86.
The below fees were included in the test:
Commitment Fee paid by Borrower: $1,095.00
Mortgage Broker Fee (Indirect) $5,490.00
Points - Loan Discount Fee paid by Borrower: $3,576.73

Loan fails qualified mortgage lending policy points and fees test due to fees charged $10,161.73 exceeds fees threshold of $8,025.87 over by +$2,135.86.
The below fees were included in the test:
Commitment Fee paid by Borrower: $1,095.00
Mortgage Broker Fee (Indirect) $5,490.00
Points - Loan Discount Fee paid by Borrower: $3,576.73"
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is NOO and was approved at 47.59%. Tape shows the subject loan closed with an approve/ineligible recommendation. Further details not provided. BWR has been an employee at xx for 8.08 years, FICO 723, 0X30 since inception, and $91K equity in the subject."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16901521	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$10,406.25	XX	6.750%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.750%	$14,066.73	Unavailable	Unavailable	According to the updated title report dated xx the subject mortgage was originated on xx
The junior mortgage against the subject property in the amount of xx  in favor of xx
No active judgments or liens have been found.
The first installment of county annual taxes for 2023 has been paid in the amount of $10,040.89 on 12/XX/023.
The second installment of county annual taxes for 2023 has been paid in the amount of $10,040.89 on 4/XX/024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 07/XX/2024, the borrower is 1 month delinquent with the loan, and the next due date is 06/XX/2024. The last payment was received on 05/XX/2024 in the amount of $12,468.57 which was applied for the due date of 05/XX/2024. The current monthly P&I is $XXan interest rate of 6.750%. The current UPB reflected as per the payment history is xx
Collections Comments:The current status of the loan is collection.
According to the payment history as of 07/XX/2024, the borrower is 1 month delinquent with the loan, and the nexxt due date is 06/XX/2024. The current monthly P&I is $XX3, with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx
The reason for the default is not available in the latest servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR employment details are not available. The subject is no ratio loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional fixed rate mortgage originated on xx with a P&I of $XXa rate of interest of 6.75% and a maturity date of xx The current P&I, as per latest payment history as of 7/XX/2024 is xx and rate of interest is 6.750%. There is a reduction in P&I with respect to note data. The modification agreement is missing from the loan file.	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 03/XX/2022 does not reflect points - loan discount fee. Initial CD dated 03/XX/2022 reflects points - loan discount fee at $4,625.00. This is an increase in fee of $4,625.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan originated on 3/XX/2022 and 3 year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* Compliance Testing (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.965% exceeds APR threshold of 5.730% over by +1.235%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.969% exceeds APR threshold of 6.730% over by +0.239%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 6.969% exceeds APR threshold of 6.730% over by +0.239%. The subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64908106	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.375%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	Not Applicable	42.378%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of $xx
No active judgments or liens have been found.
The second installment of combined taxes for the year 2024 is due in the amount of $1,597.62 on 08/XX/2024.
The first and second installments of school taxes for the year 2024 have been paid in the amount of $9,629.23.
No prior year’s delinquent taxes have been found.	According to payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $3,180.57 (PITI), which was applied to the due date of 7/XX/024. The current P&I is $XXthe interest rate is 5.375%. The current UPB is xx
As per the PH as of 07/XX/2024, there are bulk payments on 09/XX/2023 and 02/XX/2024 in the amounts of $12,342.40 and $12,037.60. Comments dated 9/XX/2023 and 2/XX/2024 state that these are BWR made payments.	Collections Comments:The current status of the loan is performing.
According to payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The current UPB is xx
The reason for the default is not available.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan is NOO and was approved at 42.37%. Tape shows lender miscalculated monthly debt. Revised DTI is 69.51%. Further details not provided. Lender defect. Subject loan originated on 9/XX/022, and the 3-year SOL is active. BWR has 16.5 years on the job as xx and receives SSI income, FICO 653, $XXK equity in the subject, and $4,014 residual income."	* Closing_Disclosure violations (Lvl 3) "Final CD does not reflect total of payments."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $10,817.50 exceeds fees threshold of $10,229.01 over by +$588.49.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $9,762.50
Underwriting Fee paid by Borrower: $1,055.00"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the late fees test due to the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 3)     "TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final CD as $374,624.91. Calculated finance charge is $374,639.96 for an under disclosed amount of $15.05. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on 9/XX/022 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $10,817.50 exceeds fees threshold of $10,229.01 over by +$588.49.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $9,762.50
Underwriting Fee paid by Borrower: $1,055.00"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject NOO loan CD showed proceeds in the amount of $1,119.00 were used for non-mortgage debt. Loan tested for compliance through CE."			Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53031457	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.750%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	623	Not Applicable	45.005%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx There is a prior writ of execution judgment active against the borrower in favor of “xx” in the amount of xx which was recorded on xx There is a criminal judgment active against the borrower in favor of “xx” in the total amount of $243.00 which was recorded on 03/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 6/XX/2024, which was applied for the due date of 6/XX/024 and the next due date for payment is 7/XX/024. The P&I is $XXPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 6/XX/2024, which was applied for the due date of 6/XX/024 and the nexxt due date for payment is 7/XX/024. The P&I is $XX1. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on 10/XX/2023 and the 3 year SOL is active."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Compliance Ease delivery and timing test for initial closing disclosure dated 10/XX/2023 and delivered on 10/XX/2023 which is less than 3 business days from consummation date 10/XX/2023. Subject loan is refinance case, originated on 10/XX/2023 and the 3 year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/XX/2023 reflects Appraisal Fee at $545.00. Final, CD dated 10/XX/2023 reflects Appraisal Fee at $739.00. This is an increase in fee of $194.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on 10/XX/2023 and the 3 year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows initial closing disclosure was not provided within 3 business days prior to the closing date of 10/XX/2023. The Infinity compliance results also show that the loan failed the initial closing disclosure delivery date test."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	659	Not Applicable
49861447	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.750%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	706	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 were paid in the amount of $1,176.22.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/XX/024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $2,477.32 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx The current P&I is $XXhe interest rate is 5.750%.

Collections Comments:The loan is currently performing and the nexxt due date is 8/XX/024.
The last payment was received on 7/XX/024 in the amount of $2,477.32 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR employment details are not available as the loan closed as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a refinance, originated on 1/XX/2024 and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial CD dated 1/XX/024 reflect Points - Loan Discount Fee at $2,083.02. Final CD dated 01/XX/2024 reflects Points - Loan Discount Fee at $2,091.42. This is an increase in fee of $8.40 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on 1/XX/2024 and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan does not meet the GNMA seasoning period requirement. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73624234	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.749%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	650	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2024 were paid in the amount of $2,556.18.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/XX/024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $1,941.13 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx The current P&I is $XXhe interest rate is 5.749%.	Collections Comments:The loan is currently performing and the nexxt due date is 8/XX/024.
The last payment was received on 7/XX/024 in the amount of $1,941.13 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR employment details are not available. The subject loan is a streamline refinance.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan does not meet the GNMA seasoning period requirement. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99532715	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.749%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	670	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx
No active liens or judgments have been found.
The annual combined taxes for 2023 for the parcel "xx" were paid on xx in the amount of $821.37.
The annual combined taxes for 2023 for the parcel "xx" were paid on xx in the amount of $113.56.
No prior year’s delinquent taxes have been found.

According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $2,394.51, which was applied for the due date of 7/XX/024. The current monthly P&I is $XX an interest rate of 5.749%. The current UPB reflected as per the payment history is xx

Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $2,394.51, which was applied for the due date of 7/XX/024. The current monthly P&I is $XX, with an interest rate of 5.749%. The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR employment details are not available. Subject loan is streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan does not meet the GNMA seasoning period requirement. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1518292	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	781	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx which recorded on xx with instrumentxx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for 2023 is paid in the amount of $2,157.35.
The second installment of county taxes for 2023 is paid in the amount of $2,157.35.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 7/XX/2024, the loan is performing. The last payment was received in the amount of $1,069.80 on 7/XX/024 which was applied for the due date of 7/XX/024. The next due date is 8/XX/024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 7.500%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 7/XX/2024, the loan is performing. The last payment was received in the amount of $1,069.80 on 7/XX/024. Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR employment details are not available. Subject loan xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows borrower missed 12/2022 payment and the loan was unable to be funded by the investor. As per PH, borrower made payment for due date 12/XX/022 on 1/XX/023 which is 30 days late."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94630322	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	47.126%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of $ xx in favor of xx
No active judgments or liens were found.
The first and second installments of county taxes for the year 2023 have been paid in the total amount of $4,745.22 on 12/XX/2023 and 10/XX/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $8,494.10 which was applied for the due date of 7/XX/024. The current monthly P&I is $XX with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $8,494.10 which was applied for the due date of 7/XX/024. The current monthly P&I is $XX with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller tape data, the subject property is a primary residence.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR receives other income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Critical" (Lvl 3)     "The loan failed the initial loan estimate delivery and written SSPL disclosure date test due to the delivery and disclosure date of 12/XX/2023 being less than the seventh business day from the consummation date of 01/XX/2024.

This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure delivery date 1/XX/024 being less than the three business days before the consummation date 01/XX/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to the loan failed initial loan estimate delivery and timing test. Initial LE dated 12/XX/2023 delivered on 12/XX/2023 which is less than the seventh business day before consummation date 01/XX/2024.

This loan failed the lender credits that cannot decrease test due to loan failed initial loan estimate delivery and timing test. Initial LE dated 12/XX/2023 delivered on 12/XX/2023 which is less than the seventh business day before consummation date 01/XX/2024.

Subject loan is a purchase, originated on 1/XX/024 and the 1 year SOL is active."
* LE/CD Issue date test Fail (Lvl 3) "The tape shows the closing package on the subject loan was generated early, only two days after the initial CD was signed. Further details not provided. Infinity compliance results also show that the loan failed delivery and timing test of the TRID disclosures."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.526% exceeds APR threshold of 9.170% over by +0.356%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed qualified mortgage APR threshold test due to APR calculated 9.526% exceeds APR threshold of 8.920% over by +0.606%. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.526% exceeds APR threshold of 8.170% over by +1.356%. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Critical	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5144347	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.000%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	764	Not Applicable	32.617%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage originated on xx with the lender, xx
No active judgments or liens were found.
Property tax status is not available in the updated title report.
As per the payment history as of 07/XX/2024, the borrower is current with the loan and next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $1,395.35. which was applied to the due date of 7/XX/024. The current P&I is $XX and PITI is $1,395.35. The UPB is xx
Collections Comments:The current status of the loan is performing.
As per the payment history as of 07/XX/2024, the borrower is current with the loan and nexxt due date is 8/XX/024. The UPB is xx
No evidence of foreclosure activity has been found.
No damages were reported.
BWR has beenxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject is NOO and was approved at 32.61%. Tape and file shows CPA letter in file shows 0% expense ratio and the revised DTI is 65.23%. Further details were not provided. Lender defect. BWR has been xx for more than 5 years,xx												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74295261	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	43.180%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx No active judgments or liens were found. The annual combined taxes for 2023 are due in the amount of $764.56 on 10/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $575.18 which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXith an interest rate of 6.500%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $575.18 which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXith an interest rate of 6.500%. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity compliance result shows the loan has passed state and federal high-cost tests."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	811	Not Applicable
72957557	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$568.46	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.250%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	561	Not Applicable	32.344%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per review of the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with xx
There arexx state tax liens found against the borrower in the total amount of $2,941.89 filed by xx
xx
The first installment of county taxes for 2024 was paid in the amount of $845.16 on 8/XX/2024.
The second installment of county taxes for 2024 is due on 3/XX/025 in the amount of $845.16.
xx
The first installment of county taxes for 2024 is due on 9/XX/024 in the amount of $257.95.
The second installment of county taxes for 2024 is due on 3/XX/025 in the amount of $257.95.
The annual county taxes of 2023 are delinquent in the amount of 568.46 which are good through 8/XX/2024.
According to the review of payment history as of 6/XX/2024, the borrower is current with the loan and the next due date of payment is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,721.65 which applied for 6/XX/024. The current P&I is $XX with an interest rate of 8.250%. The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
According to the review of payment history as of 6/XX/2024, the borrower is current with the loan and the nexxt due date of payment is 7/XX/024. The current P&I is $XX with an interest rate of 8.250%. The UPB as of the date mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the latest BPO located at xx
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	As per the note and PH, the P & I is $xx and the rate is 8.250%. The note shows the maturity date as xx But the tape shows the maturity date as xx CCs and tape do not show any evidence of modification. The modification agreement is missing from the loan file.			3: Curable		* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the WV state regulations test. Further details not provided. Infinity compliance result shows the loan has failed the state regulations test for late charge fee applicable on the loan."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed the state regulations late fee charge test as the late fee charge of $70.43 exceeds the allowed threshold of $15 by $55.43."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	627	Not Applicable
15071121	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.350%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.500%	$467.73	12/XX/2013	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
Annual combined taxes for the year 2023 are paid in the amount of $1,489.43.
According to the payment history as of 6/XX/024, the borrower is current with the loan. The last payment was received on 6/XX/024, which was applied for the due date of 6/XX/024 and the next due date for payment is 7/XX/024. The P&I is $XXnd PITI is $882.49. The UPB reflected as per the payment history is xx As per deferred agreement document located at xx, the servicer provided 3 months deferment plan to the borrower from 4/XX/020 to 6/XX/020.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/024, the borrower is current with the loan. The last payment was received on 6/XX/024, which was applied for the due date of 6/XX/024 and the nexxt due date for payment is 7/XX/024. The P&I is $XXnd PITI is $882.49. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 11/XX/013 with new principal balance of xx The borrower promises to pay the new modified P&I of $XXith the new fixed interest rate of 6.500% beginning from 12/XX/013 to the new maturity date of xx	Credit Application Final Truth in Lending Discl. Origination Appraisal Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan failed state high cost tests. Further details not provided. Infinity did not perform regulatory compliance tests as a copy of the final HUD-1 is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed SC HCCHLA Prepayment Term Test. The loan contains a prepayment term. A debtor may prepay the loan at any time, without penalty because the loan is for personal, family, or household purposes with a note amount that does not exceed $150,000.00.

Loan failed SC HCCHLA High Cost Home Loan Points and Fees Threshold Test due to fees charged $5,720.71 exceeds fees threshold of $3,682.02 over by +$2,038.69.
The below fees were included in this test:
Loan Origination Fee paid by Borrower: $1,091.61
Processing Fee paid by Borrower: $400.00
Underwriting Fee paid by Borrower: $575.00
Settlement / Closing / Escrow Fee paid by Borrower: $310.00
Attorney's Fee paid by Borrower: $395.00
Title Courier Fee paid by Borrower: $38.00
Title Processing Fee paid by Borrower: $50.00
Max Prepayment Penalty $2,861.10.

Loan failed SC HCCHLA High Cost Home Loan DTI Presumption Test. The debt-to-income ratio of the borrower was not provided as the final application is missing from the loan documents.

Loan failed SC HCCHLA High Cost Home Loan Financing of Points and Fees Test. The loan finances points and fees exceeding 2.5% of the total loan amount.

Per statue, the SOL of 3 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to Calculated APR of 0.000% exceeds Disclosed APR of 9.788% under disclosed by -9.788%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value of $187K. Current UPB $61K."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR disclosure is missing from the loan documents."		Significant	Pass	Fail	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
664306	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	XX	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360	xx	xx	xx	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	23.835%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$18,471.00	4.500%	$563.52	06/XX/2016	Financial Hardship	As per review of the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with xx for the purpose of adding the cross reference book & page.
There is an HOA lien on the subject property in favor of xx, which was recorded on xx
There is a xx practice lien (hospital, medical or attorney Llien) found against the borrower in favor of xx in the amount of xx which was recorded on xx
There is a medical lien (hospital, medical or attorney lien) found against the borrower in favor of xx
The annual combined taxes for 2024 are due on 12/XX/2024 in the amount of $4,086.82.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 6/XX/2024, the borrower is current with the loan and the next due date of payment is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $904.66 which applied for 6/XX/024. The current P&I is $XXith an interest rate of 4.500%. The UPB as of the date mentioned in the updated payment history is xx and deferred balance (mod) is xx The tape data shows UPB as xx	Collections Comments:The loan is performing. The debtor xx
According to the review of payment history as of 6/XX/2024, the borrower is current with the loan and the nexxt due date of payment is 7/XX/024. The current P&I is $XXith an interest rate of 4.500%. The UPB as of the date mentioned in the updated payment history is xx and deferred balance (mod) is xx The tape data shows UPB as xx
No foreclosure activity has been found.
As per the latest BPO located xx.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor xx	The loan modification agreement was made between the borrower and lender on xx The new modified rate is 4.500% and borrower promises to pay the P&I of $XXhich began on 6/XX/016. The new principal balance is xx and deferred balance is $18,471.00. The interest bearing amount is $25,350.00 and the maturity date is xx	Condo/PUD Rider Initial Escrow Acct Disclosure Initial Escrow Acct Disclosure	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity compliance result shows the loan has failed state high-cost tests. Per statute, the SOL of 5 years has expired."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "Loan failed GAFLA 3/2003 High Cost mortgage points and fees threshold test due to fees charged $9,572.26 exceeds fees threshold of $6,460.06 over +$3,112.20.
The following list of fees was included in the test:
Loan Origination Fee paid by Borrower: $326.76
Yield Spread Premium (Indirect / POC) $3,616.25
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $600.00
Courier / Messenger Fee paid by Borrower: $50.00
Settlement / Closing / Escrow Fee paid by Borrower: $350.00
Title Document Preparation Fee paid by Borrower: $150.00
Max Prepayment Penalty Amount $3,879.25.

Per statute, the SOL of 5 years has expired.

This loan failed the high-cost home loan prepayment term test due to the loan is a "high-cost home loan" that provides for prepayment fees or penalties after the last day of the twenty-fourth month following the loan closing.

This loan failed the high-cost home loan negative amortization test due to a high-cost home loan shall not include payment terms under which the outstanding principal balance will increase at any time over the course of the loan because the regular periodic payments do not cover the full amount of interest due."
* Condo / PUD rider Missing (Lvl 2)     "Condo rider is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																								* Operative index value is unable to confirm (Lvl 2) "Index value is unable to confirm as supporting documents are missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1464632	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.875%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx No active judgments or liens were found. The county taxes for the year 2023 have been paid for all the parcels. The county taxes for the year 2024 are due on 9/XX/024 and 3/XX/025 in the total amount of $1053.54.	According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $1340.15 (PITI) which was applied to the due date of 6/XX/024. The P&I is $XX and the interest rate is 7.875%. The UPB per PH is xx and the deferred balance is $862.00. The deferral agreement is located at xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. . The UPB per PH is xx and the deferred balance is $862.00. No foreclosure activity has been found. No evidence of bankruptcy has been found. No evidence of damage or repair has been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject has a WV state issue and HUD-1 is missing. Further details are not provided. Review of the loan file shows HUD-1 is available and CE was tested, and infinity compliance results show that the loan fails the State Regulations Restricted test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the late fees test due to the maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed $30.

This loan failed the application fees test due to the loan charges an application fee."
* Lost Note Affidavit (Lvl 3) "LNA available at xx shows that original note has been lost or misplaced. The copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	506	698
29848549	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.130%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There is a municipal lien against the subject property in the favor of xx which was recorded on xx
The 1st and 2nd installments of county taxes for 2024 are due in the total amount of $530.32 on 09/XX/2024 and 03/XX/2025.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $544.11 on 08/XX/2023 and 03/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $368.03 which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXith an interest rate of 11.130%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $368.03 which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXith an interest rate of 11.130%. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per collection comment dated 05/XX/2024, the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. Origination Appraisal	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan fails the WV state regulations test. Further details are not provided. The Infinity CE report failed the WV state regulations test."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the application fees test due to the loan charges an application fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to Calculated APR of 0.000% exceeds Disclosed APR of 11.720% under disclosed by 11.720%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. Redfin search shows an estimated value of $xx. Current UPB $xx."
																																																																																								* Missing credit report (Lvl 2) "The credit report is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20918426	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$1,166.33	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.125%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	17.703%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.750%	$242.66	03/XX/2009	Financial Hardship	As per review of the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with xx
There is a prior active mortgage that originated on xx  in favor of “xx
There is a real estate tax lien against the subject property in favor of xx  in the amount of xx which was recorded on xx
2024 borough annual taxes are delinquent in the amount of $442.86 on 7/XX/024.
2024 county annual taxes are delinquent in the amount of $95.90, and the good-through date is 9/XX/2024.
2023 borough annual taxes are delinquent in the amount of $442.86, and the good-through date is 9/XX/2024.
2023 county annual taxes are delinquent in the amount of $184.71, and the good-through date is 9/XX/2024.
The school taxes for 2024 is due in the total amount of $655.90 on 9/XX/024.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of P&I $242.66 which was applied for the due date of 06/XX/2024. The current rate of interest is 6.750%. The current UPB is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The current UPB is xx
The loan was modified on 3/XX/009 with the UPB of xx
No foreclosure activity has been initiated.
According to the PACER, the debtors  xx
As per the property inspection report dated 6/XX/024, located at  xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtors xx	The loan modification agreement was made between the borrower and lender on 6/XX/2009. The new modified rate is 6.750%, and the borrower promises to pay the P&I of $XXwhich began on 3/XX/009. The new principal balance is xx The maturity date is xx	Credit Application Section 32 Disclosure	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The CE risk indicator is Critical as the loan is failing HOEPA High Cost Mortgage Points and Fees Threshold Test. Total fees charged is $3,648.36 and allowed $3,013.53. It is over charged by $634.83.

Fees Included-
Loan Origination Fee paid by Borrower: $103.36
Mortgage Broker Fee (Direct) paid by Borrower: $2,900.00
Underwriting Fee paid by Borrower: $495.00
Flood Determination - Life of Loan Fee paid by Borrower: $15.00
Tax Related Service Fee paid by Borrower: $90.00
Title Courier Fee paid by Borrower: $45.00

This loan failed the prepayment term test. ( 12 CFR §1026.32(d)(6) , transferred from 12 CFR §226.32(d)(6) as enacted in 1995, as amended in 2001, and 2008)
The loan provides for a penalty for paying all or part of the principal before the date on which the principal is due."	* Compliance Testing (Lvl 3) "The tape shows the subject is a high-cost loan. Further details not provided. Infinity compliance result shows that the loan fails the federal high-cost points and fees test."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the prepayment term test due to the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Sec 32 Disclosure not in file (Lvl 2) "Sec 32 disclosure is missing from the loan documents."		Critical	Fail	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21647927	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.975%	360	xx	xx	xx	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	517	Not Applicable	52.554%	First	Commitment	Not Applicable	Not Applicable	xx	xx	$11,740.00	6.000%	$258.05	11/XX/2016	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is a hospital lien against the borrower “xx in favor of “xx” which was recorded on xx  The amount of lien is not available on supporting document.
The annual combined taxes for 2023 are paid in the amount of $2,663.01 on 12/XX/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/XX/2024, the borrower is current with the loan. The last payment was received on 6/XX/2024, which was applied for the due date of 6/XX/024 and the next due date for payment is 7/XX/024. The P&I is $XXnd PITI is $945.64. The UPB reflected as per the payment history is $xx and deferred balance is $11,740.00. As per comment dated 8/XX/2022, the borrower HAMP incentives are applied as curtailment in the amount of $5,000.00 on 8/XX/2022. The current monthly P&I were reduced per loan recast notice which is located at xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan. The last payment was received on 6/XX/2024, which was applied for the due date of 6/XX/024 and the nexxt due date for payment is 7/XX/024. The P&I is $XXnd PITI is $945.64. The UPB reflected as per the payment history is xx and deferred balance is $11,740.00.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on 11/XX/016 with new principal balance of xx The borrower promises to pay the new modified P&I of $XXith the new fixed interest rate of 6.000% beginning from 11/XX/016 to the new maturity date of xx The deferred amount is $11,740.00 and interest bearing amount is $46,900.00.		xx	3: Curable		* Compliance Testing (Lvl 3) "The tape shows that HUD-1 is missing. Review of the file shows HUD-1 is available CE was tested and Infinity CE result shows loan passed high cost loan. Further details were not provided."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6448653	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.600%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	27.073%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$1,605.10	5.000%	$393.08	08/XX/2014	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx No active judgments/liens have been found. The annual combined tax for 2023 has been paid in the amount of $652.31 on 12/XX/2023.	As per review of the payment history dated as of 06/XX/2024 reveals that borrower is current with the loan and next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $579.39 with P&I of $366.74 with Interest rate of 5.000%. The UPB is xx	Collections Comments:The loan is performing. A review of the payment history dated as of June 30, 2024 reveals that the borrower is current on the loan and the nexxt due date is July 1, 2024. The last payment was received on 6/XX/2024 in the amount of $579.39 with P&I of $366.74 with an interest rate of 5.000%. The UPB is xx The loan was modified on 7/XX/014. No foreclosure activity has been found. According to the PACER, the borrower xx Borrower has been retired for the last 2.00 years. Foreclosure Comments:Not Applicable Bankruptcy Comments:According to the PACER, the borrower xx	The loan was modified on 8/XX/014 with new principal balance of xx out of which $1,605.10 has been deferred and the new interest bearing principal balance is in the amount of $xx. The borrower promises to pay the new modified P&I of $XXith the new fixed interest rate of 5.000% beginning from 8/XX/014 to the new maturity date of xx The borrower will pay a final balloon payment on the interest bearing principal balance of $28,636.48 on maturity date.	Credit Report	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity compliance result shows the loan has failed the state high-cost tests."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "Loan failed GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test due to fees charged $4,335.00 exceeds fees threshold of $4,327.31 over by +$7.69.
The following fees were included in this test:
Loan Origination Fee paid by Borrower: $1,305.00
Mortgage Broker Fee (Direct) paid by Borrower: $1,085.00
Underwriting Fee paid by Borrower: $395.00
Wire Transfer Fee paid by Borrower: $395.00
Title Document Preparation Fee paid by Borrower: $20.00
Title Courier Fee paid by Borrower: $80.00
Funding, Wire, or Disbursement Fee paid by Borrower: $150.00
Tax Verification Fee paid by Borrower: $5.00
Max Prepayment Penalty Amount $900.00.

Affirmative claims can be made within 5 years of the closing and that the Note date is 06/XX/2004. SOL has been expired."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	732	800
65787387	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.990%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with xx
There is a junior mortgage that originated on xx in favor of xx
The annual combined taxes for 2023 were paid on 9/XX/2023 in the amount of $150.18.
No prior year’s delinquent taxes have been found.	According to the review of payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,499.81, which applied for 6/XX/024. The current P&I is $XX with an interest rate of 7.990%. The UPB is xx	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,499.81, which applied for 6/XX/024. The current P&I is $XX with an interest rate of 7.990%. The UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity compliance result shows the loan has passed state and federal high cost tests."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance charge disclosed on final HUD as $162,169.31. Calculated finance charge is $278,959.46 for an under disclosed amount of -$116,790.15. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

																																																																																								TILA foreclosure rescission finance charge test due to TILA finance charge disclosed on final HUD as $162,169.31. Calculated finance charge is $279,024.46 for an under disclosed amount of -$116,855.15."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34007183	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.650%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	508	Not Applicable	43.049%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage was originated on xx with the lender, xx
There is a credit card judgment against the borrower, The judgment amount is not provided.
The annual school taxes for the year 2023 were paid on 2/XX/024 in the amount of $820.58.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $623.66 which was applied to the due date of 6/XX/024. The current P&I is $XXnd the interest rate is 8.65%. The UPB is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the latest BPO report dated 6/XX/024, which is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows state high cost loan. The Infinity CE report failed the high-cost section 32. Review of the loan file shows that HUD-1 is available and CE was tested."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "Loan failed SC HCCHLA high cost home loan points and fees threshold test due to fees charged $4,026.50 exceeds fees threshold of $3,779.73 over by +$246.77
The below fees were included in the test:
801 Loan Origination Fee paid by Borrower: $2,832.00
Application Fee paid by Borrower: $819.50
1101 Settlement / Closing / Escrow Fee paid by Borrower: $325.00
Title Courier Fee paid by Borrower: $50.00

Loan failed SC HCCHLA high-cost home loan financing of points and fees test due to the loan finances points and fees exceeding 2.5% of the total loan amount.

Per statue, the SOL of 3 years has expired."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24331166	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	0.950%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	699	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.750%	$689.99	09/XX/2017	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx
There is a junior mortgage against the subject property in the amount of xx with the lender, xx
The first installment of county taxes for 2024 was paid in the amount of 2,158.85 on 7/XX/024.
The second installment of county taxes for 2024 is due in the amount of 2,158.85 on 9/XX/024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,486.33 (PITI), which was applied to the due date of 6/XX/024. The current P&I is $XXnd the interest rate is 5.75%. The UPB is xx	Collections Comments:The loan is currently performing.
 As per the review of payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The UPB is xx
As per the UT dated xx the FC action was initiated inxx . Further details are not provided.
The loan was modified on xx with a UPB of xx
No evidence of BK filed by the borrower has been found.
 As per the latest BPO report dated 6/XX/024, which is located at xx
Foreclosure Comments:As per the UT dated xx the FC action was initiated in xx Further details are not provided.
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made between thexx and the lender, xx ("Lender") on xx As per the modified terms, the new principal balance is xx The BWR agreed to pay modified UPB of xx with a fixed rate of 5.75% by making P&I of $XXeginning on 9/XX/017. The new maturity date is xx	Loan Program Info Disclosure	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity compliance result shows the loan has passed state and federal high cost tests."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program disclosure is missing from loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11298344	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.490%	360	xx	xx	xx	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.266%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx. No active judgments or liens were found. The annual county taxes for 2023 have been paid in the amount of $1,456.10 on 12/XX/2023. The annual school taxes for 2023 have been paid in the amount of $2,105.07 on 12/XX/2023. The 2023 utilities/mud annual taxes have been delinquent in the amount of $474.46 which were due on 12/XX/2023.	According to the payment history as of 06/XX/2024, the borrower is current with the loan and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $1,516.29 which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXith an interest rate of 8.490%. The current UPB is xx	Collections Comments:The loan is performing. According to the payment history as of 06/XX/2024, the borrower is current with the loan and the nexxt due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $1,516.29 which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXith an interest rate of 8.490%. The current UPB is xx PH tape data shows a deferral amount of $2,821.02 and the deferral agreement is located at xx . The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for bankruptcy and foreclosure. BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report Initial 1003_Application Missing Dicsloures Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Transmittal (1008)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without appraisal. PIW disclosure signed by the borrower is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Tape shows that loan subject loan has ATR failure. File is missing primary credit and loan approval data. Subject was originated 2/XX/16 and the 3 year SOL has expired. BWR has been 0X30 for last 24 months."
* Compliance Testing (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.757% Exceeds APR threshold of 5.520% Over By +3.237%. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as Initial LE and Initial CD are missing from loan documents. Subject loan is a purchase, originated on 2/XX/2016 and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.757% exceeds APR threshold of 5.520% over by +3.237%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents.  Your home loan toolkit / acknowledgment / disclosure tracking are missing in the loan file."
* Settlement date is different from note date (Lvl 2)     "Final CD reflects closing date as 2/XX/2016. Notary's signature date on the Mortgage/Deed of Trust is 2/XX/2016. Note date is 2/XX/2016."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 1) ""As per the comment dated 5/XX/2024, the subject property is located in TX. The FEMA disaster severe storms, straight-line winds, tornadoes, and flooding (xx) declared on May xx, 2024. CC does not show damage or repairs to the subject property.""	Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83172566	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.490%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.244%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx
No active liens or judgments have been found.
The annual county taxes for 2023 were paid in the amount of $1,475.55.
The annual school taxes for 2023 were paid in the amount of $2,145.44.
The annual utilities/MUD taxes for 2023 were paid in the amount of $1,079.84.
No prior year’s delinquent taxes have been found.	According to the latest payment history as of 6/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,521.07, which was applied to the due date of 7/XX/024. The current P&I is $XXith an interest rate of 8.490%. The UPB is xx	Collections Comments:The current status of the loan is performing.
According to the latest payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,521.07, which was applied to the due date of 7/XX/024. The current P&I is $XXith an interest rate of 8.490%. The UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
As per the comment dated 5/XX/2024, the subject property is located in thexx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Initial 1003_Application
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Origination Appraisal
Transmittal (1008)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows subject loan has ATR failure. File is missing primary credit and loan approval data. Subject loan originated on 5/XX/2016, and the 3-year SOL has expired. BWR has been 0X30 for last 24 months."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.753% exceeds APR threshold of 5.270% over by +3.483%. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents. Subject loan is a purchase, originated on 5/XX/2016, and the 1-year SOL has expired."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.753% exceeds APR threshold of 5.270% over by +3.483%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Redfin search shows estimated value $xx. Current UPB is $xx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90579165	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.750%	360	xx	xx	xx	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.269%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of $3,672.53.
The annual utilities/MUD taxes for 2023 were paid in the amount of $1,037.97.
No prior year’s delinquent taxes have been found.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $1,395.05 which was applied for the due date of 06/XX/024. The current monthly P&I is $XXith an interest rate of 8.750%. The current UPB reflected as per the payment history is xx	Collections Comments:The loan is currently performing.
As per the review of payment history as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/024. The UPB is xx
As per the comment dated 5/XX/2024, the subject property is located in a xx
As per the comment dated on 6/XX/2023, the web site payment was received in the amount of $3,000.00.
As per the comment dated 1/XX/023, the web site payment was received in the amount of $4,000.00.
As per the comment dated on 3/XX/2022, the web site payment was received in the amount of $3,000.00.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Initial 1003_Application
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 35.26%. Tape shows ATR fail. 1008 and the AUS document are missing. ATR could not be verified. Further details not provided. Lender defect. Subject loan originated on 8/XX/2016, and the 3-year SOL is expired. BWR has 11 months on the job as xx 0X30 in the last 24 months, and $31K equity in the subject."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 9.070% exceeds APR threshold of 5.200% over by +3.870%. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial LE and initial CD missing are from the loan documents."
* DU/GUS/AUS has issues or conditions (Lvl 2)     "AUS report is missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.070% exceeds APR threshold of 5.200% over by +3.870%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. Zillow search shows an estimated value of $xx. Current UPB $xx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 8/XX/2016. Notary's signature date on the Mortgage/Deed of Trust is 8/XX/2016. Note date is 8/XX/2016."	Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7093931	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	10.750%	360	xx	xx	xx	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	48.160%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.375%	$657.94	04/XX/2011	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
No active judgments or liens were found.
The 2023 combined annual taxes are paid in the amount of $3,802.32 on 11/XX/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $1,182.41 which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXith an interest rate of 3.375%. The current UPB reflected as per the payment history is xx As per the deferred agreement dated 03/XX/2020, 05/XX/2020 and 07/XX/2020 the deferred balance is $1,973.82.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower xx
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per BPO xx the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowerxx the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx The unsecured portion is xx borrower was discharged on xx and terminated on xx The last bankruptcy was filed on xx No more evidence is available regarding current bankruptcy status.	This modification agreement signed between the borrower xx and lenderxx with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 3.375% starting on 04/XX/2011 and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Notice of Servicing Transfer	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity compliance result shows the loan has passed the state high cost test."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed disclosed APR High-Cost threshold exception test due to APR calculated 13.029 exceeds APR threshold of 12.930% over by +0.099%."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer missing or unexecuted."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89082518	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.490%	360	xx	xx	xx	ARM	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$334.64	01/XX/2014	Financial Hardship	As per the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx No active liens or judgments have been found. The annual combined taxes for 2023 were paid on 12/XX/2023 in the amount of $123.89. No prior year’s delinquent taxes have been found.	According to the payment history, as of 6/XX/2024, the borrower is current with the loan, and the next due date is 7/XX/2024. The last payment was received on 06/XX/2024 in the amount of $413.01, which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXith an interest rate of 4.875%. The current UPB reflected, as per the payment history, is xx The payment was received as per the recast letter dated 12/XX/019 located at xx	Collections Comments:The current status of the loan is performing.
According to the payment history, as of 6/XX/2024, the borrower is current with the loan, and the nexxt due date is 7/XX/2024. The last payment was received on 06/XX/2024 in the amount of $413.01, which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXith an interest rate of 4.875%. The current UPB reflected, as per the payment history, is xx
As per the BPO dated 6/XX/024 located at "xx. No comments or documents have been found regarding the repair completion.
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and the lender on 1/XX/014. As per this modification agreement, the new principal balance is xx and the borrower promised to pay principal and interest in the amount of $334.64 at a rate of 4.875%. According to this agreement, the new maturity date will be xx	Credit Application Loan Program Info Disclosure	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity compliance result shows the loan has failed the state high-cost tests."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan fails GAFLA 3/2003 high cost home loan points and fees threshold test due to fees charged $4,832.76 exceeds fees threshold of $3,602.54 over by +$1,230.22.
The below fees were included in the test:
801 Loan Origination Fee paid by Borrower: $398.00
Yield Spread Premium (Indirect / POC) $745.00
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $919.50
Seller-Paid Points and Fees $930.26
1107 Attorney's Fee paid by Borrower: $500.00
Max Prepayment Penalty Amount $745.00

This loan failed the high-cost home loan prepayment term test due to the loan is a "high-cost home loan" that provides for prepayment fees or penalties after the last day of the twenty fourth month following the loan closing.

This loan failed the GAFLA 3/2003 high-cost home loan DTI presumption test due to the debt-to-income ratio of the borrower was not provided.

Per statue, the SOL of 5 years has expired."
																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan documents."		Significant	Not Covered	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$60,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94621183	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.950%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	613	Not Applicable	30.719%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$339.05	01/XX/2015	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024 have been due in the total amount of $262.14 on 09/XX/2024 and 03/XX/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/XX/2024 the borrower is current with the loan, and the next due date is 08/XX/2024. The last payment was received on 05/XX/2024 in the amount of $645.11 which was applied for the due date of 07/XX/2024. The current monthly P&I is $XXith an interest rate of 7.950%.The current UPB reflected as per the payment history is xx The last payment was received as per the document located at xx	Collections Comments:The current status of the loan is performing
According to the payment history as of 06/XX/2024 the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The current UPB reflected as per the payment history is xx
This modification agreement was signed between the borrower xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx. with an effective date of 11/XX/2014 shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 3.000% starting on 01/XX/2015 and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Credit Application Notice of Servicing Transfer	xx	3: Curable		* Compliance Testing (Lvl 3) "The tape shows WV state issue. Further details not provided."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents." * ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test due to the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	730	Not Applicable
82672268	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.390%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2024 are due in the amount of $496.90. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 6/XX/2024, the borrower has been currently delinquent for 1 month and the next due date is 6/XX/024. The last payment was received on 5/XX/2024 in the amount of $639.40 which was applied to the due date of 5/XX/024. The unpaid principal balance is xx and the deferred balance is $1,183.04. The current P&I is $XXnd the interest rate is 7.250%. As per the deferral document located at xx	Collections Comments:The loan is currently in collection and the nexxt due date is 6/XX/024. The last payment was received on 5/XX/2024 in the amount of $639.40 which was applied to the due date of 5/XX/024. The unpaid principal balance is xx and the deferred balance is $1,183.04.
 The loan has been modified.
The foreclosure was not initiated.
 The borrowers xx The debtor was discharged on xx  and the case was terminated on xx
The borrowers xx
The occupancy of the subject property is not available. As per the comment dated 5/XX/2024, the subject property is located in the xx
 As per the comment dated 3/XX/2024, the reason for default is medical hardship.
As per the comment dated 9/XX/2022, the subject property was damaged. The water line of the subject property was busted. The property needs repairs. The borrower called to get information on endorsing the check for an insurance claim. We are unable to determine whether the repairs have been completed or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers xx The chapter 13 plan was filed on xx The amended plan was filed on xx and the plan was confirmed on xx The debtor has promised to pay the trustee in the amount of xx for 60 months. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx The chapter 13 trustees report was filed on xx The debtor was dismissed on xx and the case was terminated on xx The borrowers xx	This is a conventional fixed-rate mortgage with a P&I of $XXan interest rate of 8.390% and a maturity date of xx The P&I as per payment history is $591.52 and the interest rate is 7.250%. There is a difference in P&I and interest rate with respect to note data.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject has WV state issue. Further details not provided. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD-1, and fee itemization are missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. xx search shows an estimated value of $xx. Current UPB $xx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50835351	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.250%	300	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	643	659	42.300%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$931.02	05/XX/2009	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of xx
There is an active junior mortgage against the subject property in the amount of xx  in xx  and it was recorded on 4/XX/2021.
There is an active state tax lien against the borrower “xx” in the amount of $1,058.80 in favor of "xx".
There is an active civil judgment against the borrower “xx” in the amount of $6,205.25 in favor of "xx"
The annual combined taxes for 2023 were paid in the amount of $1,225.58 on 01/XX/024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 06/XX/2024, the borrower has been delinquent for 1 month and the next due date is 06/XX/2024. The last payment was received on 05/XX/2024 in the amount of PITI $1,157.86 which was applied for the due date of 05/XX/2024. The current monthly P&I is $XX with an interest rate of 4.875%. The current UPB is xx and the deferred balance is $4,758.84..	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 06/XX/2024, the borrower has been delinquent for 1 month and the nexxt due date is 06/XX/2024. The current UPB is xx
The loan was modified on 5/XX/2009 with a UPB of xx
As per the multiple deferment agreements, the lender deferred the payments in the total amount of $4,758.84 and the document is located at xx
No bankruptcy related details have been found.
As per the latest BPO dated 06/XX/2024, located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 5/XX/2009 between the borrowers xx and lender xx The unpaid principal balance is xx with an interest rate of 3.00%, which steps up in 3 steps, ending at 4.875%.
The borrower promises to pay the monthly P&I of $XXeginning on 5/XX/2009, and the maturity date is xx	Section 32 Disclosure	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity compliance result shows the loan has failed the state high-cost tests."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "Loan fails SC HCCHLA high cost home loan points and fees threshold test due to fees charged $11,405.08 exceeds fees threshold of $8,585.36 over by +$2,819.72.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $3,577.12
Loan Discount Fee paid by Borrower: $1,788.56
Underwriting Fee paid by Borrower: $399.00
Hazard Insurance Reserve paid by Borrower: $744.00
Settlement / Closing / Escrow Fee paid by Borrower: $400.00
Title Courier Fee paid by Borrower: $25.00
Max Prepayment Penalty $4,471.40

This loan failed the high-cost home loan financing of points and fees test due to the loan finances points and fees exceeding 2.5% of the total loan amount.

Per statue, the SOL of 3 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge of $181,505.45 exceeds disclosed finance charge of $182,149.45 for an under disclosed amount of -$644.00.

Loan failed TILA Foreclosure Rescission Finance test due to finance charge of $181,505.45 exceeds disclosed finance charge of $182,214.45 for an under disclosed amount of -$709.00."
																																																																																								* Sec 32 Disclosure not in file (Lvl 2) "Section 32 disclosure is missing from the loan documents."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14502436	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	8.750%	360	xx	xx	xx	ARM	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$889.94	5.000%	$744.81	03/XX/2021	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx
There is a state tax lien in favor of xx. The borrower’s name mentioned on the supporting document is not consistent with the subject borrower.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $3,369.29 on 02/XX/2024 and 07/XX/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $886.54, which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXith an interest rate of 5.00%. The UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The UPB is xx
The reason for default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
The borrower filed for bankruptcy under xx
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
As per collection comment dated 11/XX/2023, the subject property is located in a xx area designated by xx The FEMA disaster was declared on xx for xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx, and the value of the collateral is xx The unsecured portion is xx The borrower was discharged on xx and terminated on xx	This modification agreement signed between the borrower xx and lender xx , with an effective date of 02/XX/2021, shows the new modified unpaid principal balance is xx out of which xx is the interest-bearing amount and the deferred amount is $889.94. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 5.00% starting on 03/XX/2021 and continuing until the new maturity date of xx There is no principal forgiven amount.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Origination Appraisal Prepayment Penalty Rider Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost and county high cost test. Further details not provided. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the estimated HUD-1 and itemization of the fee, is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. xx search shows an estimated value of $xx. Current UPB $xx."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28146580	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$443.67	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.990%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 are due in the amount of $371.56. The annual county taxes for 2022 are delinquent in the amount of $443.67 on 10/XX/2023, which are good through 8/XX/2024.	According to the latest payment history as of 6/XX/2024, the borrower is current with the loan and the next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of xx which was applied to the due date of 6/XX/024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is xx.	Collections Comments:The loan is currently performing and the nexxt due date is xx.
The last payment was received on 6/XX/2024 in the amount of $464.72 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the BPO xx report dated 6/XX/024, the subject property is owner occupied.
As per the BPO xx dated 6/XX/024, the roof of the subject property was damaged. The property needed repairs in the amount of $7,500.00 for the roof and debris removal. CCs do not show damage. We are unable to determine whether the repairs have been completed or not.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Final Truth in Lending Discl. Origination Appraisal Right of Rescission	xx	3: Curable		* Compliance Testing (Lvl 3) "The tape shows state-high cost. HUD-1 is available. CE passed state high cost. Review of the loan file shows that HUD-1 is available, and CE was tested."	* Application Missing (Lvl 2) "The final application is missing from the loan documents." * ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test due to final TIL is missing from the loan documents." * Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan documents." * Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan documents. Redfin search shows an estimated value of xx. Current UPB is xx" * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84325942	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.575%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	522	Not Applicable	49.575%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$58,462.82	2.000%	$433.04	04/XX/2010	Financial Hardship	As per the review of the updated title report dated 08/XX/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx
There is a state tax lien found against the subject borrower in the amount of $339.58 filed by xx
There is a civil judgment found against the borrower in favor of xx which was recorded on 10/XX/022.
The first, second, and third installments of school taxes for 2023 have been paid in the total amount of $4,404.84 on 09/XX/2023, 11/XX/2023 and 02/XX/2024.
The combined annual taxes for 2024 have been due in the amount of $3,704.40 on 11/XX/024.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 06/XX/2024, the borrower is current with the loan and next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,538.92 which was applied for the due date of 6/XX/024. The current P&I is $XXith an interest rate of xx. The UPB is xx and deferred balance is xxThe last payment was received as per the recast agreement dated 4/XX/017, which is located at xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 06/XX/2024, the borrower is current with the loan and nexxt due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,538.92 which was applied for the due date of 6/XX/024. The current P&I is $XXith an interest rate of 5.000%. The UPB is xx and deferred balance is xx. The last payment was received as per the recast agreement dated 4/XX/017, which is located at xx
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower and lender with an effective date of 4/XX/010 shows the new modified unpaid principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 2.000% starting on 4/XX/010, which will be changed in 4 steps until the new maturity date of 4/XX/010. The rate will change in 4 steps, which ends with 5.000%. There is no principal forgiven amount.	Balloon Rider	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan is state high cost. Further details not provided. Infinity compliance result shows that the loan pass the state high cost."	* Balloon Rider Missing (Lvl 2) "Balloon rider is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90256950	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.533%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 8/XX/2024, the subject mortgage was originated on 8/XX/2016 in the amount of xx

No active judgments or liens found.

The annual county taxes for 2023 were paid in the amount of $2,692.62 on 12/XX/2023.

The annual school taxes for 2023 were paid in the amount of $2,401.59 on 12/XX/2023.

As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 6/XX/2024, the borrower is current with the loan and the next due date of payment is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,655.67 which applied for 7/XX/024. The current P&I is $XXith an interest rate of 8.250%. The UPB as of the date mentioned in the updated payment history is xx and deferred balance is xx. File shows multiple deferred plans have been provided from 5/XX/020 to 7/XX/020.	Collections Comments:The loan is performing.
According to the review of payment history as of 6/XX/2024, the borrower is current with the loan and the nexxt due date of payment is 8/XX/024. The current P&I is $XXith an interest rate of 8.250%. The UPB as of the date mentioned in the updated payment history is xx and deferred balance is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the comment dated 5/XX/2024, the subject property is located in a disaster area designated by FEMA. xx. CCs in file do not show any damage.
As per the seller's tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Initial 1003_Application
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows ATR fail. Review of loan file shows income documents like 1008 and AUS are missing from the loan file. We are unable to determine ATR. Further details not provided. Subject loan originated on xx, and the 3-year SOL is expired. BWR has been SE for 16 years on the job atxx, and $26K equity in the subject."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.553% exceeds APR threshold of 5.140% over by +3.413%. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents. Subject loan is a purchase, originated on 8/XX/2016, and the 1-year SOL has expired."
* DU/GUS/AUS has issues or conditions (Lvl 2)     "AUS report is missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.553% exceeds APR threshold of 5.140% over by +3.413%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is xx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60367136	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.990%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.990%	$1,022.15	06/XX/2016	Financial Hardship	As per the updated title report dated 8/XX/2024, the subject mortgage was originated on xx No active liens or judgments have been found. The annual county taxes for 2024 are due in the total amount of $881.00 on 09/XX/2024 and 03/XX/2025. No prior year's delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan. The next due date is 7/XX/024. The last payment was received on 5/XX/2024 in the amount of $1,347.20 (PITI) which was applied for the due date of 6/XX/024. The current P&I is $XX and the interest rate is 7.990%. The current UPB is xx per the tape data, the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan. The nexxt due date is 7/XX/024. The last payment was received on 5/XX/2024 in the amount of $1,347.20 (PITI) which was applied for the due date of 6/XX/024. The current P&I is $XX and the interest rate is 7.990%. The current UPB is xx As per the tape data, the deferred balance is xx.
No bankruptcy evidence has been found.
The deferral agreement was made on xx which is located at xx with the deferred amount of xx. The tape also shows the deferred balance is xx.
The foreclosure was initiated in 2016. As per the document located at xx, the complaint was filed on xx. Later, the foreclosure was placed on hold as the loan was modified on xx
No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated in 2016. As per the document located at xx, the complaint was filed on xx. Later, the foreclosure was placed on hold as the loan was modified on xx.
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on 6/XX/016 and the new modified principal balance is xx. The borrower promised to pay P&I in the amount of $1,022.15 with fixed interest rate of 7.990% starting on 6/XX/016 until the maturity date of xx.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The appraisal report at origination is missing from the loan file. As per the exterior only appraisal report dated 5/XX/2015 located at xx and dated 6/XX/024 located at xx, the subject property is a manufactured housing. The VIN# is not available in the legal description of recorded mortgage. The XX endorsement is not incorporated with the final title policy. The manufactured home rider and affidavit of affixation are missing from the loan file. Unable to confirm whether the home is affixed to the land."	* Compliance Testing (Lvl 3) "The tape shows the subject has WV state issue. Further details not provided. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD-1 and fee itemization is missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL signed by the borrower is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. XX search shows an estimated value of xx. Current UPB is xx." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	741	683
80394991	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	$0.00	XX	XX	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.375%	360	xx	xx	xx	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$695.40	01/XX/2017	Financial Hardship	According to the UT report dated 8/XX/2024, the subject mortgage was originated on xx.
There are two prior mortgages active against the subject property. The first prior mortgage was recorded on 03/XX/1996 in the amount of xx and the second prior mortgage was recorded on 10/XX/1999 in the amount of xx".
There is a junior IRS lien active against the subject borrower in the amount of $1,189.77 in favor of xx which was recorded on 10/XX/2016.
The second installment of county tax for 2023/2024 is due in the amount of $3,172.44 on 09/XX/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan. The next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,493.71 (PITI) which was applied for the due date of 6/XX/024. The current P&I is $XXnd the interest rate is 6.000%. The current UPB is xx.
PH shows bulk transaction was made on 10/XX/2022 in the amount of $5,000.00. As per the collection comment dated 10/XX/2024, the borrower has applied HAMP incentive as a curtailment of $5,000.00 on 10/XX/2022.
The last payment was received as per the recast agreement dated 10/XX/2022, which is located at xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan. The nexxt due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,493.71 (PITI) which was applied for the due date of 6/XX/024. The current P&I is $XXnd the interest rate is 6.000%. The current UPB is xx.
No bankruptcy evidence has been found.
The foreclosure was initiated on the subject property. As per the UT report dated 8/XX/2024, the complaint was filed on xx which is located at xx". No further foreclosure proceedings have been found.
No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated on the subject property. As per the UT report dated 8/XX/2024, the complaint was filed on xx which is located at xx. No further foreclosure proceedings have been found.

Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower and lender with an effective date of 1/XX/017 and the new modified principal balance is xx.The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 6.000% starting on 01/XX/2017 until the new maturity date of xx.
Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows missing HUD-1. Review of the loan file shows HUD-1 is not available and CE was not tested."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Application Missing (Lvl 2) "The final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. xx search shows an estimated value of xx. Current UPB is xx."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44950518	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,816.97	XX	XX	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.450%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	44.142%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 08/XX/2024, the subject mortgage was originated on 03/XX/2007 with MERS as nominee for xx.
There is a junior mortgage against subject property in favor of MERS as nominee for xx
The 1st and 2nd Town tax of year 2024 is paid in the total amount of $3,527.65 on different dates.
The 3rd Town tax of year 2024 is delinquent in the amount of $1,816.97 which is good through date is 08/XX/2024.
The 4th Town tax of year 2024 is due in the amount of $1,816.97 on 11/XX/024.
The 1st and 2nd Town tax of year 2025 is due in the amount of $3,580.80 on different dates.
The annual utilities charges for 2024 have been delinquent in the amount of $150.09 which were due on 08/XX/2024.
As per the review of payment history as of 6/XX/2024, the borrower is current with the loan and next due date is 7/XX/024. The last payment was received on 06/XX/2024 in the amount of $2,838.98 which was applied for the due date of 6/XX/024. The current P&I is $XX with an interest rate of 11.750% and the PITI is $2,838.98. As per tape data, UPB is xx. The last payment received as per ARM notice which is located at xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 6/XX/2024, the borrower is current with the loan and nexxt due date is 7/XX/024. As per tape data, UPB is xx.
As per the collection comment dated 02/XX/2023, the reason for default is curtailment of income.
As per seller tape data, the foreclosure case was initiated in 2011 on the subject property. No more information found related to foreclosure.
According to the PACER, the borrower filed for bankruptcy under Chapter 13 with case# xx. The borrower was discharged on xx and terminated on xx.
No information has been found related to damage or repairs.
As per the collection comment dated 02/XX/2023, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:As per seller tape data, the foreclosure case was initiated in 2011 on the subject property. No more information found related to foreclosure.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case# xx. As per voluntary petition schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is $0.00. The POC (xx) was filed by the creditor xx for the secured claim amount of xx and the amount of arrearage is xx. The chapter 13 (xx) plan was filed on xx and confirmed on xx. The borrower has promised to make monthly mortgage payment of xx for 60 months to the trustee under the chapter 13 plan. The borrower was discharged on xx and terminated on xx.	Not Applicable	HUD-1 Closing Statement Origination Appraisal	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State (New Jersey) which has unlimited assignee liability for State high cost and compliance tested due to updated itemization is available in the loan file."	* Compliance Testing (Lvl 3) "The tape shows subject loan is in a UAL state and missing HUD1. Review of the loan file shows HUD1 missing." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is missing. The file is missing the final HUD. CE was tested using the latest TIL itemization in the file."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations for the prohibited fees test. The following list of fees was included in the test: Processing Fee paid by Borrower: $1,200.00." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. XX search shows estimated value of xx. Current UPB is xx."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	758	Not Applicable
41767015	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.685%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$745.89	02/XX/2017	Financial Hardship	As per the review of the updated title report dated 08/XX/2024, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of $2,594.32 on 11/XX/2023.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 06/XX/2024, the borrower is current with the loan and next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $1,282.97 which was applied for the due date of 06/XX/2024. The current P&I is $XXith an interest rate 4.500%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 06/XX/2024, the borrower is current with the loan and nexxt due date is 07/XX/2024. The UPB is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx, Not Individually but as Trustee for xx with an effective date of 02/XX/2017 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 4.50% starting on 02/XX/2017 and continuing until the new maturity date of xx. There is no deferred balance and principal forgiven amount.	Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that loan is HPML non compliant. Further details were not provided. Infinity compliance result shows that the loan failed HPML test."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test due to the annual percentage rate (APR) is 6.869%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Final TIL also missing from the loan documents.

This loan failed the TILA right of rescission test due to the funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL signed by the borrower is missing from loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation".

Loan failed HOEPA High priced mortgage APR threshold test due to APR calculated 6.869% exceeds APR threshold of 6.470% over by +0.399%."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents. xx search shows an estimated value of xx. Further details were not provided."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."		Critical	Fail	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5363631	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	33.386%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 08/XX/2024, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx, which was recorded on 10/XX/2005 with Book/Page# xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of 6/XX/2024, the borrower is current with the loan. The next due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $2,425.95 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XX and the interest rate is 6.875%. The current UPB is xx. As per the tape data, the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/XX/2024, the borrower is current with the loan. The nexxt due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $2,425.95 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XX and the interest rate is 6.875%. The current UPB is xx. As per the tape data, the deferred balance is xx.
No foreclosure and bankruptcy evidence has been found.
Three deferral agreements were made in 2020 located at xx, xx” with the total deferred balance of xx. The deferral was approved for the loan as the borrower was facing financial hardship.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity compliance result shows the loan has failed the state high-cost tests."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "This loan failed GAFLA 3/2003 high cost home loan points and fees threshold test due to fees charged $15,423.40 exceeds fees threshold of $13,195.17 over by +$2,228.23.
The below fees were included in the test:
Mortgage Broker Fee (Direct) paid by Borrower: $5,412.80
Yield Spread Premium (Indirect / POC) $6,677.60
Processing Fee paid by Borrower: $450.00
Administration Fee paid by Borrower: $600.00
Tax Related Service Fee paid by Borrower: $73.00
Seller-Paid Points and Fees $1,735.00
1101 Settlement / Closing / Escrow Fee paid by Borrower: $40.00
Attorney's Fee (Other) paid by Borrower: $395.00
Title Courier Fee paid by Borrower: $40.00

																																																																																								Per statue, the SOL of 5 years has expired."		Significant	Not Covered	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31890130	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.000%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	48.481%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage was originated on xx
No active liens and judgments have been found against the borrower and subject property.
The 1st installment of borough taxes for 2025 was paid in the amount of $1,563.52 on 06/XX/2024.
The 2nd, 3rd, and 4th installments of borough taxes for 2025 are due in the total amount of $4,690.56 on 10/XX/2024, 01/XX/2025 and 04/XX/2025.
The 2024 utilities/mud annual taxes have been delinquent in the amount of $514.17 which were good through 08/XX/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of $3,849.59 which was applied for the due date of 06/XX/2024. The current monthly P&I is $XX with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Hazard Insurance Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows that loan subject loan has ATR failure. File is missing primary credit and loan approval data. Subject was originated xx and the 3 year SOL has expired. BWR has been 0X30 for last 24 months."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 05/XX/2017 reflects Transfer Taxes at $138.00. CD dated 08/XX/2017 reflects Transfer Taxes at $936.06. This is an increase in fee of $798.06 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing required 1-4 family rider (Lvl 2)     "1-4 rider is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx, as the borrower’s income is xx, and total expenses are in the amount of xx. The loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	775	Not Applicable
97165791	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.990%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$19,782.42	6.000%	$354.34	04/XX/2027	Financial Hardship	According to the updated title report dated 8/XX/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 were paid on 3/XX/024 and 8/XX/024 in the amount of $1,487.39.
No prior year’s delinquent taxes have been found.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the next due date is 07/XX/2024. The last payment was received on 06/XX/2024 in the amount of PITI $840.96, which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXith an interest rate of 6.00%. The current UPB is xx and the deferred balance is xx. The deferred balance is from the mod document. As per the collection comment dated 1/XX/2023, the borrower made payment of $5,000.00 on 1/XX/2023.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 06/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The current UPB is xx and the deferred balance is xx.
The loan was modified on xx with an interest bearing amount of xx.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
As per the property inspection report dated 06/XX/2024, located at xx" the subject property was occupied by the owner with no repairs. CCs do not show any damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower xx. The new modified UPB is xx. The deferred balance is xx, and the interest-bearing principal balance is xx The borrower promises to pay the P&I in the amount of $xx with an interest rate of 6.000% beginning from 4/XX/017 until the maturity date of xx.		xx	3: Curable		* Compliance Testing (Lvl 3) "The tape shows city high cost. Further details not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations for the prepayment term test due to the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1422830	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.750%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	47.222%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$587.95	11/XX/2016	Financial Hardship	According to the updated title report dated 8/XX/2024, the subject mortgage was originated on xx
There is an IRS lien against the borrower in favor of xx for the amount of xx recorded on 12/XX/019.
The first and second installments of county taxes for 2023/2024 were paid in the amount of $6,679.06.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 6/XX/2024, the borrower is current with the loan and the next due date is 7/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,176.95 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx and the deferred balance is xx. The current P&I is $XXnd the interest rate is 3.000%.
As per the deferral document located at "xx", the deferred balance is in the amount of xx.

Collections Comments:The loan is currently performing and the nexxt due date is 7/XX/024.
The last payment was received on 6/XX/2024 in the amount of $1,176.95 which was applied to the due date of 6/XX/024. The unpaid principal balance is xx and the deferred balance is xx.
The loan has been modified.
As per the document located at “xx”, the foreclosure was initiated in 2016 and the complaint was filed on xx. The foreclosure was cancelled on xx.
The borrower did not file bankruptcy.
As per the comment dated 11/XX/2023, the subject property is located in the FEMA disaster area due to xx, which was declared on xx.
As per the BPO xx report dated xx, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:As per the document located at “xx”, the foreclosure was initiated in 2016 and the complaint was filed on 7/XX/2016. The foreclosure was cancelled on 10/XX/2016.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx between the borrowers “xx.” As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of $XXnd an interest rate of 3.000% beginning on xx until the maturity date of xx. The balloon payment is in the amount of xx on xx.

																																																																																				xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity compliance result shows the loan has passed the state high-cost tests."	* Operative index value is unable to confirm (Lvl 2) "Unable to determine an operative index value since the supportive documents are missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95828948	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	4.875%	240	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	12.644%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$269.08	07/XX/2016	Financial Hardship	The review of the updated title report dated 8/XX/2024 shows that the subject mortgage was originated on xx.
There is one credit card judgment open against the borrower in the amount of xx which was recorded on 8/XX/2014 in favor of xx.
There is one civil judgment open against the borrower in the amount of $0.00 which was recorded on 9/XX/2022 in favor of xx.
The annual combined taxes for 2023 have been paid in the amount of $257.85 on 12/XX/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 6/XX/2024, the loan is performing. The last payment was received in the amount of $269.08 on 6/XX/024 which was applied for the due date of 6/XX/024. The next due date is 7/XX/024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.875%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 6/XX/2024, the loan is performing. The last payment was received in the amount of $269.08 on 6/XX/024. The nexxt due date is 7/XX/024. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Collection comment dated 6/XX/024 states that the subject property is located in a disaster area (Txx) designated by FEMA declared on 6/XX/024. CC’s do not show damage.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure are not provided.
The debtor (xx) filed bankruptcy under chapter-7 on xx with the Case# xx, and the debtor was discharged and terminated on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx.) filed bankruptcy under chapter-7 on xx with the Case# xx, and the debtor was discharged and terminated on xx.
Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $.00.00.	Loan modification agreement was made between the borrower and lender on xx. The new modified rate is 4.875% and the borrower promises to pay P&I of $XXwhich began on xx. The new principal balance is xx. The interest-bearing amount is xx and the maturity date is xx. Reason for modification is financial hardship.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Good Faith Estimate Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Compliance Testing (Lvl 3) "The tape shows FHPML non compliant loan. Further details not provided. Infinity compliance result shows the loan has failed HOEPA high priced loan test."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test due to the annual percentage rate (APR) is 4.924%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Final TIL is also missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan documents"
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed HOEPA higher-priced mortgage loan test due to APR calculated 4.924% exceeds APR threshold of 4.850% over by +0.074%. Subject loan is escrowed."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good faith estimate is missing from the loan documents"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial truth in lending disclosure is missing from the loan documents"
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents"
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11808422	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.990%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	783	761	34.996%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 8/XX/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Annual county taxes for the year 2023 have been paid in the amount of $2,456.22.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 06/XX/2024, the borrower is current with the loan and next due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,397.43 which was applied for the due date of 6/XX/024. The current P&I is $XX and PITI is $1,397.43. The UPB is xx.
..
Collections Comments:The loan is performing.
As per the review of payment history as of 06/XX/2024, the borrower is current with the loan and nexxt due date is 7/XX/024. The last payment was received on 6/XX/024 in the amount of $1,397.43 which was applied for the due date of 6/XX/024. The current P&I is $XX and PITI is $1,397.43. The UPB is xx.
No comments have been found for damage or repairs.
No comments have been found for bankruptcy and foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan ($285.78) exceeds the per diem interest charge or credit threshold ($131.70)."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan document"
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the loan documents."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "HUD 1 reflects closing date as xx. Notary signature date on the Mortgage/Deed of Trust is xx. ROR was signed by the borrower on xx with an expiry date of xx and the loan was funded on xx."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68904475	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.238%	360	xx	xx	xx	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	595	Not Applicable	30.030%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$819.96	05/XX/2011	Financial Hardship	The review of the updated title report dated 8/XX/2024 shows that the subject mortgage was originated on xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2023 have been paid in the amount of $16.33 on 11/XX/023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 6/XX/2024, the loan is performing. The last payment was received in the amount of $819.96 on 6/XX/024 which was applied for the due date of 6/XX/024. The next due date is 7/XX/024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.875%.
As per the deferment agreement located at xx, the total deferred amount is xx dated on 05/XX/2020.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 6/XX/2024, the loan is performing. The last payment was received in the amount of $819.96 on 6/XX/024. The nexxt due date is 7/XX/024. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx with the 4-step amortization with the new principal balance of xx. The new interest-bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of $XXith the new initial step interest rate of 4.875% beginning from xx and the new maturity date is xx.			3: Curable		* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the high cost test. Further details not provided. Infinity compliance result shows the loan has passed state high cost test."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test due to finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -$403.38."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50873805	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	43.270%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/XX/2024 shows that the subject mortgage originated on xx.
No active liens and judgments have been found against the borrower and subject property.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $1,122.30 on 08/XX/2023 and 04/XX/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. Unable to determine the last payment received date. The next due date for payment is 8/XX/024.The monthly P&I is in the amount of $1,281.41 with an interest rate of 6.99%. The current unpaid principal balance is xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. Unable to determine the last payment received date. The nexxt due date for payment is 8/XX/024.The monthly P&I is in the amount of $1,281.41 with an interest rate of 6.99%. The current unpaid principal balance is xx.
The reason for default is unable to be determined.
No evidence has been found regarding the current foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in collection comments.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per tape data, the property occupancy is stated as owner occupied.
No comments have been found stating the borrower was impacted by COVID-19.
BWR receives SSI, alimony, and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at xx. Tape shows alimony income of $1,350 used at closing for qualification was not approved in a court order prior to closing. File shows revised DTI would have been 64% but post closing the order was confirmed. Downgraded to LVL3, non ATR issue. BWR receives SSI, alimony and other income, FICO 802, 0X30 since inception, $50K equity in the subject, and $1,506 residual income."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated 07/XX/2023 does not reflect Buydown Payment fee. Final CD dated 07/XX/2023 reflects Buydown Payment fee at $1,520.64.
Initial LE dated 07/XX/2023 reflects Condo Master Policy fee at $125.00. Final CD dated 07/XX/2023 reflects Condo Master Policy fee at $150.00
Initial LE dated 07/XX/2023 reflects Condo Questionnaire fee at $500.00. Final CD dated 07/XX/2023 reflects Condo Questionnaire fee at $555.00.
This is an increase in fees of $1,600.64 for charges that cannot increase.
																																																																																								Subject loan is a purchase, originated on xx and the SOL is 1 year has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70873161	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Montana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	779	758	50.430%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title dated 8/XX/2024, the subject mortgage was originated on xx.
There is a junior mortgage active against the subject property in the amount of xx.
The first and second installment combined taxes for 2023 were paid in the amount of $5,427.77.
No delinquent taxes have been found for the prior year.	The latest payment is missing from the loan. According to the payment history tape data as of 7/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last transaction details are not available. The current monthly P&I is $XX with an interest rate of 6.625%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history tape data as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No pertaining bankruptcy related details have been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR#1 employment details are not available.
BWR#2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	xx	3: Curable	* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 50.10%. Tape shows undisclosed debt, lender miscalculation of BWR2 income and the revised DTI is 60%. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR1 employment details are not available. BWR2 has 8 years on the job as an xx. FICO xx since origination, and $114K equity in the subject."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test due to finance charge disclosed on final CD as $586,670.69. Calculated finance charge is $587,070.69 for an under disclosed amount of -$400.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a purchase, originated on xx and the 1-year SOL is expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56987141	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	43.014%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 8/XX/024, the subject mortgage was originated on xx.
No judgment and other liens have been found.
Annual county taxes of 2023 have been paid in the amount of $498.02 on 11/XX/2023.	As per the tape data as of 7/XX/2024, the borrower is current with the loan and next due date is 8/XX/024. The date of the last payment received is not available. The current P&I is $XXith an interest rate of 5.8750% and PITI is $1,159.79. The UPB is $157,502.19.	Collections Comments:The loan is performing. As per the review of payment history as of 7/XX/2024, the borrower is current with the loan and nexxt due date is 8/XX/024. The date of the last payment received is not available. The current P&I is $XXith an interest rate of 5.8750% and PITI is $1,159.79. The UPB is $ xx.
The subject property is owner occupied.
No comments have been found for damage or repairs.
No comments have been found for bankruptcy and foreclosure.
BWR is retired and getting social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $6,360.00 exceeds fees threshold of $4,543.33 over by +$1,816.67.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $4,770.00
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $995.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,360.00 exceeds fees threshold of $4,543.33 over by +$1,816.67.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $4,770.00
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $995.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44%. Tape shows that undisclosed debts may push DTI to 71%. Assets in file are not eligible for income. Further details not provided. BWR defect. Subject loan originated on 09/XX/2023, and the 3-year SOL is active. BWR is retired and getting social security and retirement income, FICO 747, $180K equity in the subject, and $3,299.00 in disposable income."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54150062	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	55.299%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual combined taxes for 2024 were paid on 7/XX/2024 in the amount of $2,248.43. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,483.69 (PITI), which was applied for the due date of 7/XX/024. The current P&I is $XX with an interest rate of 5.750%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,483.69 (PITI), which was applied for the due date of 7/XX/024. The current P&I is $XX with an interest rate of 5.750%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has 6.08 years on the job as xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan is not insurable by the FHA as the lender was unable to obtain new construction documents for the subject property. The appraisal report is as is and shows that the subject property is new construction property built in 2022. Further details were not provided." * MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan files."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	763	Not Applicable
74324426	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	708	717	42.912%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 8/XX/024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The county annual taxes for the year 2023 were paid in the amount of $737.52 on 12/XX/2023.
PH is available until 6/XX/2024. As per the seller's tape data of PH as of 7/XX/2024, the BWR is current with the loan, and the next due date is 8/XX/024. Details of the last payment received are not available. The current UPB per tape data is $xx and the interest rate is 6.625%.	Collections Comments:The loan is currently performing.
As per the seller's tape data of PH as of 7/XX/2024, the BWR is current with the loan, and the nexxt due date is 8/XX/024. Details of the last payment received are not available. The current UPB per tape data is xx and the interest rate is 6.625%.
No foreclosure activity has been found.
No evidence of BK has been found.
No evidence of damage or repair was found.
BWR1 has 6.58 on the job as xx.
BWR2 has 19.50 years on the job xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.91%. The tape shows BWR was not employed at closing. The revised DTI is 57%. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR1 has 6.58 on the job as an inventory and xx. BWR2 has 19.50 years on the job as a route driver xx, FICO 708, 0X30 since inception, and $103K equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock provided expired on 7/XX/2023 and the loan closed on 7/XX/2023. No lock extension found."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75396276	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	55.719%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 8/XX/024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Annual county taxes for the year 2023 have been on 10/XX/2023 in the amount of $363.29.
As per the review of payment history as of 7/XX/2024, the borrower is current with the loan and next due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,641.84 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XX with an interest rate of 7.625%. The current UPB reflected as per payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of 7/XX/2024, the borrower is current with the loan and the nexxt due date is 8/XX/024. The current UPB is xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
BWR has 1.16 years on the xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is FHA uninsurable as post close DU recommendation is refer due to seller credits increased on final CD and was not sent back to UW and does not meet manual underwriting guides. Further details not provided. Review of the file shows seller credit increased from initial CD to final CD. Post close AUS dated xx reflects 55.72% DTI and it’s recommendation is Refer/Eligible."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34028063	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	44.361%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage was originated on xx. No active judgments or liens found. The annual county taxes for 2023 were paid in the amount of $755.00 on 10/XX/2023. The annual city taxes for 2023 were paid in the amount of $726.00 on 08/XX/2023. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of 7/XX/2024, the borrower is current with the loan and the next due date is 9/XX/024. Details of the last payment received are not available. As per tape, the current P & I is $1,365.27 and interest rate is 6.500%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of 7/XX/2024, the borrower is current with the loan and the nexxt due date is 9/XX/024. Details of the last payment received are not available. As per tape, the current P & I is $1,365.27 and interest rate is 6.500%. The UPB is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR was not employed at the time of closing. Previously, the BWR worked xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails brokerage/finder fee test due to fees charged $4,735.00 exceeds fees threshold of $4,320.00 over by +$415.00. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $3,240.00 Processing Fee paid by Borrower: $500.00 Underwriting Fee paid by Borrower: $995.00" * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.36%. Tape shows BWR did not start xx and the revised DTI is 78%. BWR defect. Further details are not provided. The subject loan originated on xx, and the 3-year SOL is active. Previously, the BWR worked as xx, FICO 796, residual income $770, 0X30 since origination, and $63K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 06/XX/2023 does not reflect Points - Loan Discount Fee. Final CD dated 07/XX/2023 reflects Points - Loan Discount Fee at $3,240.00. This is an increase in fee of +$3,240.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is a purchase, originated on xx, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	780	Not Applicable
11461700	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.500%	240	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	795	30.708%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 8/XX/024 shows that the subject mortgage originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2023 were paid in the amount of $2,920.44 on 11/XX/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last payment was received on 06/XX/2024 in the amount of PITI $2,153.59 which was applied for the due date of 07/XX/2024. The current monthly P&I is $XX with an interest rate of 5.50%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The current UPB is xx.
As per the tape data, the borrower was not employed as closing as of 12/XX/2022.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 7.41 years on the job as a xx.
BWR2 was approved using an offer letter from a post-closing job. BWR2 has prior employment exxperience as xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 30.70%. Tape shows BWR was not employed prior to closing. The revised DTI is 60%. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has xx. BWR2 was approved using an offer letter from a post-closing job., FICO 736, 0X30 since inception, and $167K equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21399871	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	755	748	45.741%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The 2023 county annual taxes were paid in the amount of $2,019.18 on 12/XX/2023.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of 07/XX/2024, the borrower is current with the loan and the next due date is 08/XX/2024. Details of the last payment received are not available. As per tape, the current P&I is $XX and interest rate is 5.990%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of 07/XX/2024, the borrower is current with the loan and the nexxt due date is 08/XX/2024. Details of the last payment received are not available. As per tape, the current P&I is $XX and interest rate is 5.990%. The UPB is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by the owner.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR1 has xx. BWR has prior employment exxperience as a xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved as OO at 45.74%. Tape shows the subject is NOO due to misrepresentation, causing the lender to omit the BWR primary housing expense. Revised DTI is 86%. Further details were not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR1 has been an employee at xx, and BWR2 has been an employee at xx, FICO 748, 0X30 inception, $21K equity in the subject, and $721 in residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case and originated on xx, and the 1-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect appraisal re-inspection fee. Final CD dated 02/XX/2023 reflects appraisal re-inspection fee at $175.00. Initial loan estimate dated 01/XX/2023 reflect Points - Loan Discount Fee at $1,158.00. Final CD dated 02/XX/2023 reflects Points - Loan Discount Fee at $2,130.00. This is a cumulative increase in fee of +$1,147.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case and originated on 02/XX/2023, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66732160	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	784	790	44.977%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/XX/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Annual county taxes for the year 2023 have been paid in the amount of $2,800.74.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of 7/XX/2024, the borrower is current with the loan and the next due date is 08/XX/2024. Details of the last payment received are not available. As per tape, the current P&I is $XX and interest rate is 6.125%.The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history seller's tape data as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The current UPB is xx.
As per the comment dated 05/XX/2024, the subject property is owner-occupied.
As per the comment dated 12/XX/2023, the subject property is in a disaster area.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The reason for the default is not available.
BWR has 9.16 years on the job as xx.
BWR2 has 1.41 years on the job as xx. BWR2 has prior employment exxperience as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations for the brokerage/finder fee test due to fees charged $10,609.55 exceeds fees threshold of $8,977.88 over by +$1,631.67.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $9,314.55
Processing Fee paid by Borrower: $345.00
Underwriting Fee paid by Borrower: $950.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 44.98%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. The revised DTI is 68.18%. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has 9.16 years on the job as xx. BWR2 has 1.41 years on the job as xx, FICO 784, 1X30 since inception, $31K equity in the subject, and $2,342 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/XX/2022 reflects points - loan discount fee at $3,928.00. Final CD dated 12/XX/2022 reflects points - loan discount fee at $9,314.55. This is an increase in fee of $5,386.55 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx, and the 1-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.977%, as the borrower's income is $7,360.98 and total expenses are in the amount of $3,310.72 and the loan was underwritten by DU (Locator #xx) and its recommendation is approve/eligible with a DTI of 44.98%."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99331042	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	33.250%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 08/XX/2024, the subject mortgage originated on xx. No active liens or judgments have been found. The first and second installments of county taxes for 2023 were paid in the amount of $3201.25. The first installment of county taxes for 2024 is due on 9/XX/2024 in the amount of $1,307.12. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $2,596.33 (PITI) and was applied to the due date of 7/XX/024. The monthly P&I is $XX, and the interest rate is 7.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $2,596.33 (PITI) and was applied to the due date of 7/XX/024. The monthly P&I is $XX, and the interest rate is 7.375%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR was qualified using a post-closing income. BWR also receives other income from xx.
BWR has prior employment exxperience as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 33.25%. Tape shows that the BWR was not employed at the time of closing. The revised DTI is 59.85%. BWR defect. Further details not provided. The subject loan originated on xx, and the 3-year SOL is active. BWR qualified by using the post-closing income. BWR also receives rental income, FICO 743, 0X30 since inception, and $19K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 10/XX/2022 does not reflect Points - Loan Discount Fee. Final CD dated 12/XX/2022 reflects Points - Loan Discount Fee at $712.50. This is an increase in fee of +$712.50 for charges that cannot increase. Subject loan is a purchase, originated on xx, and the 1-year SOL has expired.

TRID violation due to decrease in lender credit on final CD dated 12/XX/2022. Initial LE dated 10/XX/2022 reflects lender credit at $364. Final CD dated 12/XX/2022 does not reflect lender credit. This is decrease of $364.00 for fee which has 0% tolerance test. Subject loan is a purchase, originated on xx, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	726	Not Applicable
82550558	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.937%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	700	723	40.794%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage was originated on xx.
No active judgments or liens found.
The 2023 county annual taxes were paid in the amount of $2,254.00 on 1/XX/024.
The 2023 city annual taxes were paid in the amount of $1,144.00 on 12/XX/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $3,721.76 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XX with an interest rate of 6.940%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $3,721.76 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XX with an interest rate of 6.940%. The current UPB is xx.
As per the servicing comment dated 3/XX/024, the reason for default is exxcessive obligation.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated 8/XX/2023, the subject property is owner occupied.
BWR#1 has 3.41 years on the job as xx.
BWR#2 has nine days on the job as xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 40.79%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. The revised DTI is 51.56%. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has been an employee at xx, FICO 700, 3X30 since inception, and $32K equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47798735	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	766	34.770%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2023 were paid in the amount of $2,926.99 on 12/XX/2023.
No prior year’s delinquent taxes have been found.

The latest payment is missing from the loan. According to the payment history tape data as of 7/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last transaction details are not available. The current monthly P&I is $XX with an interest rate of 6.375%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history tape data as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No pertaining bankruptcy related details have been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR#1 has sixx months on the job as xx. BWR has prior employment exxperience as a xx.
BWR#2 has 1.91 years on the job as xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.77%. Tape shows BWR misrepresented OO occupancy and lender did not fully verify BWR employment information and the revised DTI is 127.84%. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has been an employee at xx, BWR#2 has 1.91 years on the job as xx., FICO 719, 0X30 since inception, and $28K equity in the subject."
																																																																																								* Cash out purchase (Lvl 2) "Subject loan is a purchase. Final closing disclosure reflects cash to in the amount of $3,250.00."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92852099	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	775	Not Applicable	49.482%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 8/XX/024, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
Annual county taxes for the year 2023 were paid on 12/XX/2023 in the amount of $2,900.66.
Annual city taxes for the year 2023 were paid on 9/XX/2023 in the amount of $3,100.66.
No prior year’s delinquent taxes have been found.
The latest payment history is missing from the loan. According to the payment history tape data as of 7/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last transaction details are not available. The current monthly P&I is $XX with an interest rate of 6.375%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history tape data as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No pertaining bankruptcy related details have been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has four months on the job at xx. BWR has prior employment exxperience as a xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.48%. The tape shows asset distribution income used is not supported by a history of receipt. The revised DTI is greater than 100%. Lender defect. Further details were not provided. The subject loan originated on xx, and the 3-year SOL is active. BWR receives monthly distribution income from assets to 4 months, FICO 775, 1X30 since inception, and $XXK equity in the subject."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23341017	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.562%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	777	36.034%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/XX/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Annual county taxes for 2023 were paid in the amount of $1,489.00 on 01/XX/2024.
Annual city taxes for 2023 were paid in the amount of $426.00 on 01/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history tape data as of 07/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last transaction details are not available. The current monthly P&I is $XX with an interest rate of 6.562%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history tape data as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 7.5 years on the job as xx.
BWR2 has 1.91 years on the job as xx. BWR2 has prior employment exxperience as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 36.03%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. The revised DTI is 74.93%. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has xx. BWR2 has 1.91 years of experience as a xx. FICO 737, 0X30 since inception, $20K equity in the subject, and $1,592 residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88297008	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	695	801	45.202%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/XX/2024 shows that the subject mortgage was originated on xx”. No active liens and judgments were found. The first, second, and third installments of 2024 town taxes were paid on 2/XX/024, 5/XX/024, and 7/XX/2024 respectively. No prior year’s delinquent taxes have been found.	As per the seller's tape data as of 7/XX/2024, the borrower is current with the loan and the next due date is 08/XX/2024. The date of the last payment received is not available. The monthly P&I is $XX, and the interest rate is 6.250%. The current unpaid principal balance per tape data is xx.	Collections Comments:The current status of the loan is performing.
As per the seller's tape data as of 7/XX/2024, the borrower is current with the loan and the nexxt due date is 08/XX/2024. The date of the last payment received is not available. The monthly P&I is $XX, and the interest rate is 6.250%. The current unpaid principal balance per tape data is xx.
No information has been found related to damage or repairs.
As per tape data, the property occupancy is stated as owner-occupied.
BWR1 has been SE for 5 years at xx.
BWR2 has been SE for 6.25 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO but is NOO. Tape shows occupancy misrepresentation as subject is near prior residence and has smaller units than prior residence."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails state regulations for the prohibited fees test.
The below fees were included in the test:
Buyer Attorney Fee paid by Borrower: $1,835.00
Real Estate Commission (B) paid by Seller: $12,425.00
Real Estate Commission (S) paid by Seller: $19,325.00
Title Closing Protection Letter paid by Borrower: $75.00
Title Document Delivery paid by Borrower: $75.00
Title Flood Certification Doc paid by Borrower: $10.00
Title Metes And Bounds Descript paid by Borrower: $90.00."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Closing disclosure dated 08/XX/2023 reflects points - loan discount fee at $10,001.00. Final CD dated 08/XX/2023 reflects points - loan discount fee at $10,881.36. This is an increase in fee of $880.36 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the SOL is 1 year."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 45.202%. Tape shows BWR occupancy misrepresentation caused lender to use rental income from prior residence and the revised DTI is 66%. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR1 has been xx. BWR2 has been xx, FICO 695, 0X30 since inception, and $106k equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	737	789
32164349	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	756	Not Applicable	34.546%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/024, the subject mortgage was originated on xx.
No judgment and liens have been found.
The first installment of county taxes for 2024 was paid in the amount of $4,369.69 on 8/XX/2024.
The second installment of county taxes for 2024 is due on 12/XX/024 in the amount of $4,369.68.
No prior year’s delinquent taxes have been found.	According to the payment history 08/XX/2024, the borrower is with the loan, and the next due date is 08/XX/2024. The last payment was received on 07/XX/2024 in the amount of PITI $5,384.63 which was applied for the due date of 07/XX/2024. The current monthly P&I is $XX with an interest rate of 8.375%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history 08/XX/2024, the borrower is with the loan, and the nexxt due date is 08/XX/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 8.16 years on the job as a xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved and closed as second home. Tape and file show subject is NOO. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86944914	xx	xx	xx	XX	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.990%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.500%	$853.14	11/XX/2022	Financial Hardship	As per the review of the updated title report dated 08/XX/2024, the subject mortgage originated on 03/XX/2007 and was recorded on 05/XX/2007 in the amount of $XX in favor of Mers As Nominee For XX
No active judgments or liens have been found.
The annual taxes for 2023 were paid on 11/XX/2023 in the amount of $1,358.92.
No prior year’s delinquent taxes have been found.	According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 07/XX/2024. The last payment was received on 07/XX/2024 in the amount of $1,021.71, which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXith an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 07/XX/2024. The last payment was received on 07/XX/2024 in the amount of $1,021.71, which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXith an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

Foreclosure Comments:As per the comment dated 3/XX/023, the prior foreclosure was initiated on xx. Further details were not provided in the CC.
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower "xx" and lender "xx, and the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 7.500% starting on xx and continuing until the new maturity date of xx. There is no deferred balance or principal-forgiven amount.	Affiliated Business Disclosure Right of Rescission	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, If the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84391338	xx	xx	xx	XX	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	64.031%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$1,207.85	09/XX/2022	Financial Hardship	According to the updated title report dated 8/XX/024, the subject mortgage was originated on xx. No active judgments or liens have been found. The first and second installments of county taxes for 2023 were paid in the amount of $10,460.52. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $2,863.67, which was applied for the due date of 7/XX/024. The current P&I is $XX with an interest rate of 5.00%. The UPB is xx. The PH dated 9/XX/2022 shows a large payment in the amount of $7,270.14, which was applied for the due dates from 9/XX/022 to 11/XX/022. A comment dated 9/XX/2022 shows these are borrower-made payments.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $2,863.67, which was applied for the due date of 7/XX/024. The current P&I is $XX with an interest rate of 5.00%. The UPB is xx.
As per the comment dated 5/XX/2024, the subject property was damaged due to water, and the comment dated 6/XX/024 shows that the estimated cost of repair was $40,000.00 and 55% of the funds previously released. The same comment shows that repairs are 95% complete.
As per the comment dated 3/XX/023, the foreclosure was initiated on xx, and a complaint was entered on xx by filling out the lis pendens located at "xx." Further details were not provided.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

Foreclosure Comments:As per the comment dated 3/XX/023, the foreclosure was initiated on 11/XX/015, and a complaint was entered on 9/XX/2015 by filling out the lis pendens located at "xx." Further details were not provided.
Bankruptcy Comments:Not Applicable	The loan was modified on xx with the lender "xx." As per this modification agreement, the new principal balance is xx, and the borrower promised to pay the principal and interest in the amount of $xx at a rate of 5.000%. According to this agreement, the new maturity date will be xx. There is no deferred or forgiven amount.	Affiliated Business Disclosure Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "The final GFE is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is Missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$40,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13225403	xx	xx	xx	XX	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$1,015.09	11/XX/2015	Financial Hardship	The review of the updated title report dated 08/XX/2024 shows that the subject mortgage was originated on xx”.
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 7/XX/024, which was applied for the due date of 8/XX/024 and the next due date for payment is 9/XX/024. The P&I is $XXnd PITI is $1,234.89. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 7/XX/024, which was applied for the due date of 8/XX/024 and the nexxt due date for payment is 9/XX/024. The P&I is $XXnd PITI is $1,234.89. The UPB reflected as per the payment history is xx.
Collection comment does not state RFD.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:As per UT dated 8/XX/024, the FC was initiated in 2014. The lis pendens was filed on xx. The final judgment of FC was entered on xx with the judgment amount xx. The FC was scheduled on xx. As per document located at “xx”, the motion to vacate final judgment was filed on xx. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower "xx” filed for bankruptcy under chapter-13 with case#xx on xx. The POC was filed on xx for the secured claim amount of xx and the amount of arrearage is xx. As per voluntary petition schedule D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. There is no any evidence of cram down. The BK was discharged on xx and terminated on xx.	The loan modified twice. As per latest loan modification agreement dated xx, the modified UPB is xx. The borrower will pay with the interest rate of 5.00% from xx till xx.	Affiliated Business Disclosure Credit Application Origination Appraisal Right of Rescission	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per updated title report dated 8/XX/024, owners of the property are xx. Tape shows current occupancy as Occupied by Multi-Unit. Further details not provided."	* Application Missing (Lvl 2) "The final 1003/Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the tax service fee test due to the loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final TIL as $259,858.06. Calculated finance charge is $280,681.37 for an under disclosed amount of -$20,823.31. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx and the SOL is 3 years.

TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TIL as $259,858.06. Calculated finance charge is $280,746.37 for an under disclosed amount of -$20,888.31. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx and the SOL is 3 years.

Loan failed TILA APR Test due to APR calculated 7.437% exceeds APR threshold of 7.897% over by -0.460%."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30952167	xx	xx	xx	XX	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	Other	$0.00	XX	XX	xx	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.000%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	No	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$110,729.53	5.000%	$1,618.91	07/XX/2021	Financial Hardship	As per the UT report dated 8/XX/024, the subject mortgage was originated on xx.
There are two PACE liens active against the subject property in favor of same plaintiff "xx.
No prior year's delinquent taxes have been found.	According to the payment history as of 7/XX/2024, the borrower is current with the loan. The next due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $2,034.02 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XX and the interest rate is 5.00%. The current UPB is xx.
PH shows multiple principal curtailments in the total amount of $3,000.00 between the due dates 2/XX/024 to 7/XX/024 on different transaction dates.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The nexxt due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $2,034.02 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XX and the interest rate is 5.00%. The current UPB is xx.
The foreclosure was initiated in 2015. As per the UT report dated 8/XX/024, the complaint was filed on 1/XX/2015 located at “xx”. As per the collection comment dated 3/XX/023, the foreclosure case was dismissed on xx. As per the comment dated 3/XX/023, the foreclosure case closed as the loan was reinstated.
As per the UT report dated 8/XX/024, the notice of commencement was recorded on xx which is located at “xx” for the improvement of roof. The cost of repair is not available. CCs do not show damage.
Foreclosure Comments:The foreclosure was initiated in 2015. As per the UT report dated 8/XX/024, the complaint was filed on xx located at “xx”. As per the collection comment dated 3/XX/023, the foreclosure case was dismissed on xx. As per the comment dated 3/XX/023, the foreclosure case closed as the loan was reinstated.
Bankruptcy Comments:As per PACER, the borrower "xx" filed for bankruptcy under Chapter-13 with the case#xx on xx. The POC was filed on xx with the secured claim amount of xx and the arrearage is xx. As per the schedule-D of voluntary petition, the amount of claim is xx and the value of collateral is xx. The unsecured portion is xx. The plan has not been confirmed yet. The bankruptcy case was dismissed on xx and terminated on xx.	The modification agreement was made between the borrower and lender with an effective date of xx and the new principal balance is xx. The borrower promised to pay P&I in the amount of $xx with fixed interest rate of 5.000% starting on xx until the new maturity date of xx. The deferred balance is xx and the interest bearing amount is xx.	Credit Application Credit Report Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge of xx exceeds disclosed finance charge of $267,781.03 for an under disclosed amount of -$3,736.99.
xx exceeds disclosed finance charge of $xx for an under disclosed amount of -$3,801.99.

Loan failed TILA APR test due to APR calculated 5.582% exceeds APR threshold 5.732% under disclosed by -0.150%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA MI certificate is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
99033288	xx	xx	xx	XX	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Unavailable	No	Modification/Short Sale Pending	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	12.990%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	87.212%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$100,000.00	5.675%	$2,460.03	10/XX/2021	Financial Hardship	According to the updated title report dated 8/XX/024, the subject mortgage was originated on xx.
There is a civil judgment against the borrower in favor of xx for the amount of xx.
The first and second installment of combined taxes for 2024 were paid in the amount of $13,045.17.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 7/XX/2024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $3,706.31 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx. The current P&I is $XX and the interest rate is 5.675%.	Collections Comments:The loan is currently performing and the nexxt due date is 8/XX/024.
The last payment was received on 6/XX/2024 in the amount of $3,706.31 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx.
The loan has been modified.
As per the notice of default document located at “xx,” the foreclosure was initiated on the loan and the complaint was filed on xx. Further details not provided. As per the document, which is located at “xx,” again, the foreclosure was re-initiated in the loan on 2016, and the complaint was filed on xx. The amended complaint was filed on xx and xx. The foreclosure was placed on hold due to modification. The foreclosure was cancelled on xx.
The borrower “xx” filed for bankruptcy under chapter 7 with the case# xx on xx. The debtor was discharged on xx and the case was terminated on xx.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:As per the notice of default document located at “xx,” the foreclosure was initiated on the loan and the complaint was filed on xx. Further details not provided. As per the document, which is located at “xx,” again, the foreclosure was re-initiated in the loan on 2016, and the complaint was filed on xx. The amended complaint was filed on 9/XX/2016 and 5/XX/2019. The foreclosure was placed on hold due to modification. The foreclosure was cancelled on 1/XX/2022.

Bankruptcy Comments:The borrower “xx” filed for bankruptcy under chapter 7 with the case# xx on xx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx. The MFR was filed on 11/XX/019 and the order on MFR was filed on 1/XX/2020. The debtor was discharged on 1/XX/020 and the case was terminated on 1/XX/2020. The date of last filing is 1/XX/2020.

The modification agreement was made on xx between the borrowers “xx” and the lender “xx.” As per the modified terms, the new principal balance is xx, the deferred principal balance is xx, and the interest-bearing principal balance is xx. The borrower agreed to pay the P&I of $XXnd an interest rate of 5.6750% beginning on xx until the maturity date of xx. The deferred principal balance of xx is eligible for forgiveness. The lender will reduce the deferred principal balance by xx at the end of every 12 months, starting from the first modified payment date.

Affiliated Business Disclosure Credit Report	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at “xx “ shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at “xx”"	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -$37.56. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx and the SOL is 3 years.

TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -$102.56. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx and the SOL is 3 years."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79421817	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.000%	240	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	596	Not Applicable	13.889%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 8/XX/024, the subject mortgage was originated on xx. No active judgments or liens found The annual combined taxes for 2023 were paid off in the amount of $1,443.91 on 1/XX/2024. The utility charges for 2024 are due on 8/XX/2024 the amount of $110.28. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 7/XX/2024, the borrower is current with the loan and the next due date of payment is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $372.88 which applied for 7/XX/024. The current P&I is $XXith an interest rate of 10.000%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
According to the review of payment history as of 7/XX/2024, the borrower is current with the loan and the nexxt due date of payment is 8/XX/024. The current P&I is $XXith an interest rate of 10.000%. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
As per exxterior BPO report dated 10/XX/2023, the subject property is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance Notice of Servicing Transfer Origination Appraisal	3: Curable	* Note data is missing or inaccurate (Lvl 3) "As per review of the loan file, there is a lost endorsement affidavit located on "xx" filed on xx in which the endorsement of the promissory note is missing and it has been separated from the promissory note, thereby rendering the chain of ownership in said promissory note incomplete."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Finance Charge test due to calculated finance charge of xx exceeds disclosed finance charge of $34,114.99 for an under disclosed amount of -$114.99."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 10.000% exceeds APR threshold of 6.010% over by +3.990%. Subject loan is escrowed."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. Redfin search shows an estimated value of xx. Current UPB xx."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	520	Not Applicable
51869612	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.250%	240	xx	xx	xx	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	Unavailable	Unavailable	Primary	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 8/XX/024, the subject mortgage was originated on xx.
No judgments and liens have been found.

The first installment of town taxes for 2024 is due on 9/XX/2024 in the amount of $85.79.

No prior year’s delinquent taxes have been found.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date for the regular payment is 08/XX/2024. The last payment was received on 07/XX/2024 in the amount of PITI $361.67 which was applied for the due date of 07/XX/2024. The current P&I is $XXnd the rate of interest is 8.250%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date for the regular payment is 08/XX/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No post-closing bankruptcy record has been found.
As per the property document dated 7/XX/2023 located at "xx,"  the property inspector stated that there was a skid tree on the exxterior of the home and any interior items that should be removed to avoid a violation. Each room of the property was affected, and much of the electrical and plumbing were missing or incomplete. There were no appliances present. The property inspector stated that the subject property needed multiple reworks. Further details are not provided. As per the collection comment dated 7/XX/2023, the notice of demolition has been received. The servicer called the borrower regarding the notice. The borrower stated that he is unsure about this notice.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Flood Certificate Hazard Insurance Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD is not signed by the borrower."	* Application Missing (Lvl 2) "Final 1003 application is missing from loan file."
* ComplianceEase HOEPA Test Failed (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test and higher-priced mortgage loan required escrow account test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. xx search shows an estimated value of xx. Current UPB xx."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard Insurance is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated is missing from loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "The loan was originated on xx, and settlement date is xx which is different from note date."		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23688121	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.125%	360	xx	xx	xx	Graduated Payment Mortgage	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	29.982%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.125%	$1,139.76	11/XX/2015	Financial Hardship	According to the updated title report dated 8/XX/024, the subject mortgage was originated on xx.
There are two civil judgments against the borrowers, "xx," in the amount of $164.00, which were filed by the different plaintiffs and recorded on different dates.
There is one credit card judgment against the borrower "xx" in favor of "xx" in the amount of $4,295.50, which was recorded on 2/XX/2015.
There is an IRS lien against the borrower, "xx," in favor of "xx," and the amount was not mentioned, which was recorded on 1/XX/013.
There is a state tax lien against the borrower "xxl" in favor of "xx" in the amount of $69,225.08, which was recorded on 1/XX/013.
The first installment of county taxes for 2024 is paid on 5/XX/024 in the amount of $1,878.87.
The second installment of county taxes for 2024 is due on 11/XX/2024 in the amount of $1,878.87.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 7/XX/2023, the borrower is current with the loan, and the next due date is 8/XX/023. The last payment was received on 7/XX/2024 in the amount of $1,480.69, which was applied for the due date of 7/XX/2024. The current P&I is $XX with an interest rate of 7.125%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 7/XX/2023, the borrower is current with the loan, and the nexxt due date is 8/XX/023. The last payment was received on 7/XX/2024 in the amount of $1,480.69, which was applied for the due date of 7/XX/2024. The current P&I is $XX with an interest rate of 7.125%. The UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
The borrower, "xx," filed for bankruptcy under Chapter 13 with case #xx on xx.
The subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx," filed for bankruptcy under Chapter 13 with case #xx on 3/XX/2011. As per the POC, the amount of the claim was $xx, and the amount of arrears was $xx. According to the voluntary petition, the value of collateral was $xx and the amount of the claim was $xx, so there is an unsecured amount of $xx. BK was dismissed on xx and terminated on xx.	The loan was modified on xx between the borrower "xx" and the lender "xx." As per the modified term, the new principal balance is xx. This is a step rate modification, and as per this agreement, the borrower agreed to pay the P&I of $XXith a 3.125% interest rate from xx to xx, the P&I of $XX with a 5.125% interest rate from xx to xx, and the P&I of 1,139.76 with a 7.125% interest rate from xx to xx. There is no deferred amount.	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Note Notice of Servicing Transfer Right of Rescission	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. Final Appraisal Report and Updated Title Report description shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The XX Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Unable to confirm whether property is affixed or not."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 with estimated fee itemization is missing from the loan documents."
* Note is missing or unexecuted (Lvl 3) "The original note is missing. The lost note affidavit is available in the loan file located at “xx.”."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50908802	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.000%	240	xx	xx	xx	Fixed	Purchase	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	Not Applicable	9.000%	$242.59	10/XX/2022	Financial Hardship	According to the updated title report dated 8/XX/024, the subject mortgage was originated on xx.
There is a junior judgment active against the subject borrower in the amount of $2,524.47 in favor of “xx” which was recorded on 06/XX/2018.
There were two code enforcement liens against the subject property in favor of same plaintiff “xx”. The amount is not provided for both liens.
No delinquent taxes have been found for the prior year.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $322.45 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XXnd the interest rate is 9.00%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The nexxt due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $322.45 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XXnd the interest rate is 9.00%. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx and the new principal balance is xx. The borrower promised to pay P&I in the amount of $xx with fixed interest rate of 9.000% starting on xx until the new maturity date of xx.	Credit Application Flood Certificate Hazard Insurance HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Application Missing (Lvl 3) "The final 1003 is missing from the loan file. The values are taken as the note date and loan amount."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 is not signed by borrower."	* ComplianceEase HOEPA Test Failed (Lvl 2) "This loan failed the HOEPA higher-priced mortgage loan test
This loan failed the HOEPA higher-priced mortgage loan document type test
This loan failed the HOEPA higher-priced mortgage loan required escrow account test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the initial TIL disclosure date test"
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certification is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD-1, the settlement date shows as 3/XX/012."		Critical	Fail	Fail	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61167265	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$5,431.23	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.750%	240	xx	xx	xx	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	24.184%	First	Final policy	Not Applicable	xx	xx	xx	$6,000.00	5.000%	$717.01	05/XX/2022	Financial Hardship	As per review of the updated title report dated 8/XX/024, the subject mortgage was originated on xx
There is a prior mortgage that originated on xx in favor of “xx” in the amount of xx
There is a junior mortgage that originated on xx
There is a certificate of attachment (civil judgment) open against the borrower in the amount of $7,500.00 with xx
There is a judgment lien (hospital, medical or attorney lien) open against the borrower in the amount of $10,573.48 with xx
There is a judgment lien (civil judgment) open against the borrower in the amount of xx
The first installment of city taxes for 2023 is delinquent in the amount of $5,431.23, which is good through 8/XX/2024.
The second installment of city taxes for 2023 is due on 1/XX/025 in the amount of $5,273.04	According to the review of payment history as of 7/XX/2024, the borrower is current with the loan and the next due date of payment is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $717.01 which applied for 7/XX/024. The current P&I is $XXith an interest rate of 5.00%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
According to the review of payment history as of 7/XX/2024, the borrower is current with the loan and the nexxt due date of payment is 8/XX/024. The current P&I is $XXith an interest rate of 5.00%. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
As per the servicing comment dated 4/XX/2023, the borrower was deferral approved with a deferred balance in the amount of xx; UPB was xx; first payment date was xx; and maturity is xx.
As per the property inspection report dated 3/XX/023, the subject property is owner-occupied and in average condition.
As per the property valuation report dated 4/XX/2021, there are repair needs for interior painting and flooring throughout. The estimated cost to cure is $20,000.00. CC does not show any damage. No evidence has been found regarding whether repairs have been made or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on xx The new modified rate is 5.000% and borrower promises to pay the P&I of $XXhich began on xx The new principal balance is xx. The deferred balance is xx and the interest bearing amount is xx. The maturity date is xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge ofxx exceeds disclosed finance charge of xx for an under disclosed amount of -$588.53.

Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds disclosed finance charge ofxx for an under disclosed amount of -$653.53."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CT. The following state disclosures are missing in the loan file;
1) Appraisal Disclosure
2) 2nd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure
3) Interest Rate Disclosure.
4) Lock-In Agreement Disclosure
5) Payoff Statement Disclosure
6Legal Representation Disclosure
7) Non-Prime HUD Contact Disclosure
8) Non-Prime Notice of Loan Terms Disclosure
9) Interim Financing Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22537083	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$1,248.47	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.000%	240	xx	xx	xx	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/024, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx for the amount of xx. The satisfaction document was found located at “xx the prior mortgage has been satisfied recorded on 4/XX/2013.
The first installment of borough taxes for 2025 was paid in the amount of $2,242.29.
There are two prior civil judgments against the property in favor of xx for the amount of $1,159.04 recorded on 2/XX/2013.
There is a civil judgment against the property in favor of xx for the amount of $371.05 recorded on 9/XX/2018.
There are 4 state tax liens against the borrower in favor of State of Ohio for the amount of $1,411.45 recorded on 1/XX/2016, 3/XX/017 and 8/XX/2018.
The first installment of town taxes for 2023 was paid in the amount of $1,158.04.
The second installment of town taxes for 2023 is delinquent in the amount of $1,248.47, which is good through 8/XX/2024.
The water/sewer charges are paid.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/XX/2024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $583.48 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx. The current P&I is $XXnd the interest rate is 8.000%.	Collections Comments:The loan is currently performing and the nexxt due date is 8/XX/024.
The last payment was received on 7/XX/024 in the amount of $583.48 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 is not signed by the borrower."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file. The values are taken as the note date and loan amount."
* ComplianceEase HOEPA Test Failed (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test
This loan failed the HOEPA higher-priced mortgage loan required escrow account test
This loan failed the HOEPA higher-priced mortgage loan test"
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "HUD-1 shows settlement date as xx."		Critical	Fail	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66357766	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	32.295%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/XX/2024, the subject mortgage was originated on xx”.
There is a junior mortgage against the subject property in the amount of xx” which was recorded on 05/XX/2024.
The second installment of combined taxes for 2023 is due in the amount of $1,055.64.
The first installment of combined taxes for 2023 is paid in the amount of $1,055.64.
No prior year delinquent taxes have been found.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 6/XX/2024, which was applied for the due date of 7/XX/024 and the next due date for payment is 8/XX/024. The P&I is $XX and PITI is $1,443.82. The UPB reflected as per the payment history is xx. The PH shows principal curtailment in the amount of $421.24 on 5/XX/2024.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 6/XX/2024, which was applied for the due date of 7/XX/024 and the nexxt due date for payment is 8/XX/024. The P&I is $XX and PITI is $1,443.82. The UPB reflected as per the payment history is xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Borrower has 4.75 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that seller contribution exceeds 3% of IPC limit. The allowed limit was $4,650.00, and CD shows seller credit in the amount of $4,825.00. Further details were not provided."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Cash out purchase (Lvl 2) "Subject loan is a purchase. Final CD reflects cash to in the amount of $1,150.00."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89646160	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	749	779	44.148%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/XX/2024 shows that the subject mortgage was originated on "xx”.
No active liens and judgments have been found.
The 1st and 2nd installments of county taxes for 2023-24 have been paid in the total amount of $12,166.12 on 04/XX/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of 7/XX/024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 7/XX/024 in the amount of $20,720.26 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XX6 with an interest rate of 7.375%. The current UPB is xx.
Collections Comments:The current status of the loan is current.
According to payment history as of 7/XX/024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The last payment was received on 7/XX/024 in the amount of $20,720.26 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XX6 with an interest rate of 7.375%. The current UPB is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
As per servicing comment dated 07/XX/2024, the property occupancy is stated as owner occupied.
No information has been found related to damage or repairs.
BWR1 has been xx.
BWR2 has been xx.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Property Marketability Issues (Lvl 3) "The review of the appraisal report shows that the property used for comparable #6 is the same as the subject property, with a sales price of $xx. XX search shows an estimated value of $xx. Current UPB $xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 44.14%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx, and the 3-year SOL is active. BWR1 has been xx; BWR2 has been xx., FICO 749, and $2.3M equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41895756	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	779	774	34.208%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/XX/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Annual county taxes for the year 2023 have been paid in the amount of $311.96.
No prior year’s delinquent taxes have been found.	According to payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $1,171.34 (PITI), which was applied to the due date of 7/XX/024. The current P&I is $XX, and the interest rate is 7.750%%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6 months on the job as a xx. BWR has prior employment exxperience as a xx.
BWR2 has 2.4 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject is a condotel. Subject is a unit in the xx Condo project, and the review of the appraisal report shows the project has amenities like a restaurant, golf course, swimming pools, tennis, and fitness center. Further details not provided. xx search shows an estimated value of $XXK. UPB $XXK."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as $259,238.99. Calculated finance charge is xx for an under disclosed amount of -$3,210.87. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

																																																																																								Loan failed TILA APR test due to APR calculated 7.817% APR threshold of 7.968% under by -0.151%. Subject loan is escrowed. The subject loan is a purchase, originated on xx and the 1-year SOL is expired."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91785184	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.875%	240	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	32.013%	First	Title Search	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originated on xx.
There is a prior mortgage originated on xx in the amount of xx," which was recorded on xx.
The annual county taxes for 2023 were paid on 10/XX/2023 in the amount of $1,992.80.
No prior year’s delinquent taxes have been found.	As per the payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/2024 for the due date of 7/XX/024 in the amount of $526.22. The current P&I is $XXith an interest rate of 9.875%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The last payment was received on 7/XX/2024 for the due date of 7/XX/024 in the amount of $526.22. The current P&I is $XXith an interest rate of 9.875%. The UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR receives SSI, retirement, and VA compensation income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is EPD. The first payment was due on 7/XX/023. The borrower has a history of missing payments and then making multiple payments at one time. As per the payment history, the loan is 4X30, 2X60 delinquent, the next due date is 8/XX/024, and the current UPB is xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79081784	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	785	Not Applicable	49.440%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/XX/2024, the subject mortgage was originated on xx No active judgments or liens have been found. Annual combined taxes for the year 2023 have been paid in the amount of $1,669.29 on 08/XX/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $1,993.46 (PITI), which was applied for the due date of 7/XX/024. The current P&I is $XX with an interest rate of 7.125%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The current UPB is $XX.
The subject property was damaged due to water on 9/XX/023 and fire on 11/XX/2023. The estimated cost of repair is $230,156.31.
According to the collection comment dated 6/XX/024, 30% of repairs were completed, and the following repairs are left, which include insulation, drywall, electrical, plumbing, paint, baseboard, flooring, doors, and cabinets. As per the tape, the inspection completed on 5/XX/2024 shows 40% of repairs are complete and the home is not yet habitable.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.44%. Tape shows undisclosed debt and revised DTI is 59.07%. Further details not provided. BWR defect. Subject loan originated on 8/XX/023, and the 3-year SOL is active. BWR has been SE for 7.66 years at xx, $106K equity in the subject, and $2,355 residual income."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test as discount points are marked as bona fide but an undiscounted rate value was not provided."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test due to finance charge disclosed on final CD as $349,223.20. Calculated finance charge is $352,071.22 for an under disclosed amount of -$2,848.02. Subject loan is a purchase, originated on 8/XX/023, and the 1-year SOL is active."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$230,156.31	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11053131	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,262.25	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	Yes	667	694	48.022%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 08/XX/2024, the subject mortgage originated xx
No active judgments or liens were found.
The 3rd installment of town taxes for 2024 is delinquent in the total amount of $1,262.25, which was due on 08/XX/2024 and is good through 08/XX/2024.
The annual town taxes for 2023 were paid in the amount of $4,471.00 on 11/XX/2023.
The annual utility/MUD charges for 2024 are delinquent in the amount of $176.89 and good through 8/XX/2024.	According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 8/XX/024 in the amount of $1,254.67 which was applied to the due date of 08/XX/2024. The current monthly P&I is $XXand the interest rate is 7.125%. The current UPB per PH is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The last payment was received on 8/XX/024 in the amount of $1,254.67 which was applied to the due date of 08/XX/2024. The current monthly P&I is $XXand the interest rate is 7.125%. The current UPB per PH is $XX
No evidence of damage or repair has been found.
No foreclosure activity has been found.
BWR has been SE xx
Co-borrower has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 32.29%. Tape shows lender relied on unacceptable lease agreements for other REOs. Revised DTI is 78.65%. Lender defect. Further details not provided. The subject loan originated on 3/XX/2023, and the 3-year SOL is active. xx for 2.91 years, FICO 667, 0X30 since inception, $147K equity in the subject, and $1,552 in residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12183673	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.490%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	31.524%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/XX/2024 shows that the subject mortgage was originated onxx
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The first and second installments of combined taxes for 2024 are due in the amount of $4,678.35.
According to the payment history as of 8/XX/2024, the borrower is current with the loan. The last payment was received on 8/XX/024, which was applied for the due date of 8/XX/024 and the next due date for payment is 9/XX/024. The P&I is $XX and PITI is $2,964.76. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan. The last payment was received on 8/XX/024, which was applied for the due date of 8/XX/024 and the nexxt due date for payment is 9/XX/024. The P&I is $XX and PITI is $2,964.76. The UPB reflected as per the payment history is $XX.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. BWR listed subject property right after closing. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 31.52%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on 1/XX/2023, and the 3-year SOL is active. BWR has 5.33 years on the job as a risk management officer at thexx, and $46K equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9353199	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.625%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	763	48.276%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage originatedxx No active judgments or liens have been found. Tax status is to follow. No prior year’s delinquent taxes have been found.	According to payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $1,295.23 (PITI), which was applied for the due date of 8/XX/024. The current P&I is $XX, with an interest rate of 5.625%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $1,295.23 (PITI), which was applied for the due date of 8/XX/024. The current P&I is $XX, with an interest rate of 5.625%. The current UPB reflected as per the payment history is $XX.
As per the comment dated 08/XX/2023, the servicer provided a 5-month RPP that started on 09/XX/2023 and ran until 01/XX/2024 with a monthly payment of $1,865.13.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has 7.41 years on the job as xx
BWR2 is retired and getting social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. The subject property is in PA, and BWR works in GA. Further details were not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test. The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date test. The revised loan estimate receipt date is provided and the revised loan estimate receipt date is same as the initial closing disclosure delivery date. Subject loan is refinance case, originated on 5/XX/2022, and the 3-year SOL is active."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.27%. Tape shows BWR2 debt miscalculation and revised DTI is 63.5%. Further details not provided. Lender defect. Subject loan originated on 5/XX/2022, and the 3-year SOL is active. BWR1 has 7.33 years on the job as xx; BWR2 receives SSI income, FICO 735, $96K equity in the subject, and $2,812 residual income."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	681	765
29391265	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	687	775	32.915%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage originatedxx
No active judgments or liens were found.
The 2024 county annual taxes are due in the amount of $1,835.42 on 12/XX/2024.
No prior year’s delinquent taxes have been found.
The loan was originated on 06/XX/2024 and the first payment is due on 08/XX/2024. According to payment history tape data as of 07/XX/2024, the next due date is 08/XX/2024. The current P&I is $XXith an interest rate of 7.375%. The current UPB is $xx.	Collections Comments:Comment history is missing from the loan file.
The current status of the loan is performing.
According to payment history tape data as of 07/XX/2024, the nexxt due date is 08/XX/2024. The current P&I is $XXith an interest rate of 7.375%. The current UPB is $XX.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per tape data, the subject property is occupied by the owner.
BWR1 employment details are not available.
BWR2 started his job as a xx.
BWR3 has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows that the building and common area insurance that the condo association has do not meet Fannie Mae standards. The condo questionnaire shows that there is a special assessment for $10,000 per unit, which may be paid monthly at $208.33 over 48 months beginning November 1, 2023, or it can be paid in full. The XX search indicates an estimated value of $XXK. Current UPB is $XXK. Further details were not provided."
																																																																																						* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape and file show BWR1 only has 2 months on the job and the primary wage earners used to qualify are the non owner occupying parents, BWR2 and BWR3. Subject is NOO."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68635962	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	34.950%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originatedxx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of $7,112.80.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 8/XX/2024, the borrower is current with the loan and the next due date is 9/XX/024. The last payment was received on 6/XX/024 in the amount of $5,306.69 which was applied to the due date of 8/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 6.875%.	Collections Comments:The loan is currently performing and the nexxt due date is 9/XX/024.
The last payment was received on 6/XX/024 in the amount of $5,306.69 which was applied to the due date of 8/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Revised CD dated 03/XX/2024. Document tracker is missing and 3 business days were added to get receipt date 03/XX/2024 which is after the Consummation date 03/XX/2024."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the lender failed to provide FTHB counseling disclosure for BWR's who have not owned a home in the past 3 years for loans with LTV at 95% and above. Further details are not provided."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85847400	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	Not Applicable	49.663%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage was originated xx No active judgments or liens found. The 2023 combined annual taxes were paid in the amount of $716.40 on 01/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/XX/024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $1,857.50 which was applied for the due date of 8/XX/024. The current monthly P&I is $XX with an interest rate of 7.250%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR started a new job on xx as a XX atxx. BWR has prior employment exxperience as an xx for 38.08 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to Fees charged $6,404.00 Exceeds Fees threshold of $6,148.59 Over by +$255.41.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $5,009.00
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $795.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/XX/2023 reflects Points - Loan Discount Fee at $2,049.00. CD dated 01/XX/2024 reflects Points - Loan Discount Fee at $5,009.00. This is an increase in fee of $2,960.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on 1/XX/2024 and the SOL is 1 year.

Loan failed charges than in total cannot increase more than 10% tolerance test. Loan estimate dated 11/XX/2023 reflects Points - Loan Discount Fee at $113.00. CD dated 01/XX/2024 reflects Points - Loan Discount Fee at $127.00. This is an increase in fee of $2.70 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on 1/XX/2024 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $6,404.00 Exceeds Fees threshold of $6,148.59 Over by +$255.41.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $5,009.00
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $795.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.66%. Tape shows BWR was qualified based on a new employment offer but never started the new job. Post-close BWR started working with new employment with lower pay. Revised DTI is 66%. Further details not provided. BWR defect. Subject loan originated on 1/XX/2024, and the 3-year SOL is active. BWR started a new job on 1/XX/2024 as axx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	760	Not Applicable
25359758	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	180	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	629	15.001%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 08/XX/2024, the subject mortgage originatedxx No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history tape data as of 8/XX/024, the borrower is current with the loan. The next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $1,276.06 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XXnd the interest rate is 7.500%. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of 8/XX/024, the borrower is current with the loan. The nexxt due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $1,276.06 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XXnd the interest rate is 7.500%. The current UPB is $XX
No bankruptcy and foreclosure evidence has been found.
BWR has 6.33 years on the job as xx
As per the collection comment dated 6/XX/2024, the subject property is tenant occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject NOO loan CD showed proceeds in the amount of $39,243.65 were used for non-mortgage debt. Loan tested for compliance through CE.

The subject NOO was approved at 15%. Tape and file show BWR was short $6469 lender guideline asset reserve requirements with $7656 required, $1186 cash on hand. Loan provided $39,243 pay off of non-mortgage debt. BWR has 6.33 years on the job as XX, with a FICO of 628, $XXK equity in the subject and $8,782.94 residual income."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Finance charge disclosed on Post CD as $64,869.48. Calculated finance charge is $64,964.23 for an under disclosed amount of -$94.75. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on 5/XX/2024 and the SOL is 3 years."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.385% exceeds APR threshold of 8.180% over by +0.205%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed CA AB 260 Higher-Priced Mortgage Loan Test due to an APR calculated at 8.385% exceeds APR threshold of 8.180% over by +0.205%. The subject loan is escrowed.

Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 8.334% exceeds APR threshold of 8.180% over by +0.164%. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95224366	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	Not Applicable	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	787	48.538%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 07/XX/2024 in the amount of $1488.86 which was applied for the due date of 08/XX/2024. The current monthly P&I is $XX with an interest rate of 6.500%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has xx.
BWR2 has been SE for 10 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.53%. Tape shows SE income miscalculation using only a 1-year tax return. The revised DTI is 58%. Lender defect. The subject loan originated on 02/XX/2024, and the 3-year SOL is active. BWR has 5 months on the job as xx. BWR2 has been SE for 10 years at XX., FICO 787, 0X30 since inception, $13K equity in the subject, and $1,916.30 residual income."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report was subject to installation of door alarm and side gate should latch automatically. Photo addendum shows that peeling paint of exterior and a loose eave board. 1004D shows audible alarm has been installed on the back door. The side gate automatically closes and latches. 1004D does not state and provide photos that the peeling paint, loose eave board and audible alarm have been repaired or not. The final CD does not reflect the escrow holdback amount."
																																																																																							* Intent to Proceed Missing (Lvl 3) "Borrower's intent to proceed is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	798	760
24529074	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.880%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	10.880%	$647.59	07/XX/2015	Financial Hardship	The review of the updated title report dated 08/XX/2024 shows that the subject mortgage originated xx No active judgments or liens found. The 1st and 2nd installments of combined tax for 2024 have been due in the total amount of $168.04 on 09/XX/2024 and 03/XX/2025. The 1st and 2nd installments of combined tax for 2023 have been paid in the total amount of $149.20 on 08/XX/2023 and 02/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 07/XX/2024 in the amount of $707.01, which was applied for the due date of 08/XX/2024. The monthly P&I is in the amount of $647.59 with an interest rate of 10.880%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is current.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current UPB reflected as per the payment history is $XX
The reason for default is not available.
The loan was modified on 06/XX/2015.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matters.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower was impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of 06/XX/2015 shows the new modified unpaid principal balance and interest bearing amount is $65,770.94. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 10.88% starting on 07/XX/2015 and continuing until the new maturity date of 11/XX/2038. As per the modification agreement, the lender has forgiven principal in the amount of $6,068.87. The forgiven amount exceeds 2% of the modified principal balance.	Credit Application	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan has a state regulatory issue. Further details were not provided. Infinity compliance result shows the loan has failed the state regulation test."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulations late fee charge test as the late fee charge of $32.22 exceeds the allowed threshold of $15.00 by +$17.22."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA finance charge disclosed on final TIL as $65,694.77. Calculated finance charge is $118,285.07 for an under disclosed amount of -$52,590.30. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

TILA foreclosure rescission finance charge disclosed on final TIL as $65,694.77. Calculated finance charge is $118,350.07 for an under disclosed amount of -$52,655.30. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed TILA APR test due to calculated APR of 11.380% exceeds disclosed APR of 9.139% over by +2.241%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR hand dated by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	751	606
3973141	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	10.250%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.000%	$278.67	04/XX/2010	Financial Hardship	According to the updated title report dated 8/XX/2024, the subject mortgage was originatedxx There is an active prior mortgage against the subject property in favor of xxwhich was recorded onxx The first instalment of county taxes for 2024 was paid in the amount of $727.00. The second instalment of county taxes for 2024 s due in the amount of $727.00. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/XX/024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $720.21 which was applied to the due date of 7/XX/024. The unpaid principal balance is $xx. The current P&I is $XXnd the interest rate is 5.000%. The last payment was received as per the recast agreement dated 2/XX/2016, which is located at xx.".	Collections Comments:The loan is currently performing and the nexxt due date is 8/XX/024.
The last payment was received on 7/XX/024 in the amount of $720.21 which was applied to the due date of 7/XX/024. The unpaid principal balance is $XX
The loan has been modified.
The foreclosure was not initiated.
The borrowers xx” filed for bankruptcy under chapter 7 with the casexx. The debtor was discharged on xx and the case was terminated on xx.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers “xx filed for bankruptcy under chapter 7 with the casexx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. The unsecured portion is $447.52. The debtor was discharged on xx and the case was terminated on 7/XX/2010.

																																																																																		The modification agreement was made on 4/XX/010 between the borrower “xx” and the lender “xx” As per the modified terms, the new principal balance is $78,547.52. There are 4 steps of modification. The borrower agreed to pay the P&I of $XXnd an interest rate of 2.000% beginning on 4/XX/010 until the maturity date of 12/XX/041.	Credit Application Origination Appraisal	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the subject loan has a state regulatory issue. Further details were not provided. Infinity compliance result shows the loan has failed the state regulation test."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed the rate restricted loan prepayment penalty test due to the prepayment penalties are prohibited for certain loans in Minnesota. This loan charges a prepayment penalty fee." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents." * Not all borrowers signed TIL (Lvl 2) "TIL is not hand-signed by the borrower." * TIL not hand dated (Lvl 2) "Final TIL is not hand-dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	623	Not Applicable
83067269	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.250%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	786	43.465%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originated xx There is a real estate tax lien in xx on the supporting document is inconsistent. The first and second instalments of county taxes for 2023 were paid in the amount of $6,276.78. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/XX/2024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $1,672.96 which was applied to the due date of 7/XX/024. The unpaid principal balance isxx. The current P&I is $XXnd the interest rate is 4.250%.	Collections Comments:The loan is currently performing and the nexxt due date is 8/XX/024.
The last payment was received on 7/XX/2024 in the amount of $1,672.96 which was applied to the due date of 7/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has been xx.
BWR2 employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.46%. Tape shows ATR issue. Further details are not provided. The subject loan originated on 07/XX/2014, and the 3-year SOL is expired. BWR 1 has been SE for 18.41 years at xx
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $155,518.15. Calculated finance charge is $156,312.09 for an under disclosed amount of -$793.94.

Loan failed TILA Foreclosure Rescission finance charge test. Finance charge disclosed on final TIL as $155,518.15. Calculated finance charge is $156,377.09 for an under disclosed amount of -$858.94.

Subject loan is purchase case, originated on 7/XX/2014 and the 1 year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is not signed by the borrower."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.465% as the borrower’s income is $5,684.00 and total expenses are in the amount of $2,470.55 and AUS is missing from the loan documents."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is not consistent with HUD-1."	* Settlement date is different from note date (Lvl 1) "HUD-1 reflects closing date as 07/XX/2014. Notary's signature date on the mortgage/deed of trust is 07/XX/2014. Note date is 07/XX/2014."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	640	700
34211422	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.870%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$17,308.29	2.000%	$1,104.38	08/XX/2013	Financial Hardship	According to the updated title report dated 8/XX/2024, the subject mortgage was originated xx
No active judgments or liens have been found.
The first installment of county taxes for 2024 is due in the amount of $4,342.27 on 9/XX/2024.
The second installment of county taxes for 2024 is due in the amount of $4,342.27 on 12/XX/2024.
The first and second installments of county taxes for 2023 were paid in the amount of $8,307.8.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $2,508.79, which was applied for the due date of 7/XX/024. The current P&I is $XX with an interest rate of 4.500%. The current UPB is not reflecting in PH; as per the tape as of 6/XX/2024, the UPB is $xx.
The last payment was received as per the recast agreement dated 9/XX/019, which is located at "x," and this agreexment also shows that the amount of $17,308.29 has been deferred.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $2,508.79, which was applied for the due date of 7/XX/024. The current P&I is $XX with an interest rate of 4.500%. The current UPB is not reflecting in PH; as per the tape as of 6/XX/2024, the UPB is $XX
No foreclosure activity has been found.
No evidence of damage or repair has been found.
The borrower, "xx," filed for bankruptcy under Chapter 13 with case xx.  BK was dismissed on xx and terminated on xx.
The subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx," filed for bankruptcy under Chapter 13 with case xx The plan was confirmed onxx. As per the POC, the amount of the claim was $xx, and the amount of arrears was $58,941.86. According to the voluntary petition, the value of collateral was $xx and the amount of the claim was $xx, so there is an unsecured amount of $xx. BK was dismissed on xx and terminated on xx.

This is a step rate modification. The loan was modified between the borrower xx" and the lender "xx. As per this modification agreement, the new principal balance is $xx and the borrower promised to pay principal and interest in the amount of $1,568.61 at a rate of 4.500%. According to this agreement, the new maturity date will be 7/XX/053. There is a deferred balance in the amount of $17,308.29 and an interest-bearing amount of $364,691.71. The lender has forgiven the $111,359.74.	Balloon Rider Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the state regulatory issue. Further details are not provided. The infinity compliance result shows the loan has passed the state high-cost tests."
* Missing Appraisal (Lvl 3)	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Balloon Rider Missing (Lvl 2)     "Balloon rider is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68719153	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$448.60	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	10.630%	300	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to updated title report dated 8/XX/2024, the subject mortgage was originatedxx
No active judgments or liens were found.
The 1st and 2nd installments of combined taxes for 2024 are due on 9/XX/024 and 3/XX/025 in the amount of $225.80.
The annual combined taxes for 2023 are delinquent in the amount of $448.60 which were due on 3/XX/2024 and the good through date is 8/XX/2024.

As per the review of payment history as of 7/XX/2024, the borrower is current with the loan and next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $292.84 which was applied to the due date of 7/XX/024. The current P&I is $XXnd the interest rate is 5.00%. The current UPB is $32,620.35.	Collections Comments:The loan is currently performing.
As per the review of payment history as of 7/XX/2024, the borrower is current with the loan and nexxt due date is 8/XX/024. The current UPB is $XX
No foreclosure activity has been found.
As per PACER, the borrower,xx. The case was discharged on xx.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the borrower, xx filed bankruptcy under Chapter-7, xx. As per the schedule-D of voluntary petition dated xx, the amount of claim is $xx and the value of collateral is $xx. The BK was discharged on xx and the case was terminated on xx	This is a conventional fixed-rate mortgage with a P&I of $XXa rate of interest of 10.63%, and a maturity date of 10/XX/2031. The P&I as per payment history is $292.84 and interest rate is 5%. There is a difference in P&I and rate of interest with respect to note. The modification agreement is missing from the loan file.	Credit Application Notice of Servicing Transfer	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows state regulatory issue. Further details not provided. Infinity compliance results show the loan failed the state regulations test."	* Application Missing (Lvl 2) "The final loan application signed by the borrower is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulations late fee charge test as the late fee charge of $43.69 exceeds the allowed threshold of $15.00 by $28.69."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32662385	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$4,171.77	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.375%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	43.310%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originated xx
There is a junior mortgage active against the subject property in the amount of $XX in favor of "Cxx" which was recorded on 04/XX/2023.
There are two junior state tax liens active against the subject borrower in the total amountxx
There is a prior civil judgment active against the subject borrower in the amount of $886.78 in favor of xx
There is a junior civil judgment active against the subject borrower in the amount of $1,739.48 in favor of "xx
The annual town taxes from 2024-2025 are due in the total amount of $12,564.74.
The third installment of town tax for 2024 was delinquent in the amount of $4,171.77 which was due on 8/XX/024 and good through 8/XX/2024.
The annual Utilities/MUD charges for 2024 were delinquent in the amount of $1.61 which was due on 6/XX/024 and good through 8/XX/2024.	According to the payment history as of 7/XX/2024, the borrower is current with the loan. The next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $4,097.11 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XX and the interest rate is 4.375%. The current UPB is $xx
  PH shows large transactions were made in the total amount of $66,000.00 for the respective due dates of 9/XX/022, 11/XX/022, 2/XX/023 to 5/XX/023, 9/XX/023, 11/XX/023, 3/XX/024 to 4/XX/024 on different transaction dates. As per CC, these are xx payments.
Also, PH shows large transaction was made on 3/XX/2023 in the amount of $23,760.08. As per the CC dated 3/XX/2023 and 3/XX/2023, thexxmade payment for the Covid-19 deferred balance.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The nexxt due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $4,097.11 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XX and the interest rate is 4.375%. The current UPB is $XX.
  No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated 3/XX/2023, the servicer provided Covid-19 deferral plan to the borrower.
BWR has xx.
  No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.31%. Tape shows ATR issue. Further details not provided. BWR defect. The subject loan originated on 6/XX/2019, and the 3-year SOL is expired. BWR has 11.34 years on the job as a xx, FICO 746, 0X30 in the last 24 months, and $523k equity in the subject."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed prohibited fees test.  The below fees were included in the test: Tax Service Fee paid by Borrower: $80.00
Title - CPL Fee paid by Borrower: $75.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed signed by borrower is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by loan originator is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.31%, as the borrower’s income is $11,977.68 and total expenses are in the amount of $5,187.59 and the loan was underwritten by DU (xx and its recommendation is Approve/Eligible with a DTI of 43.31%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7039087	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	33.848%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/XX/2024, the subject mortgage was originated xx
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of $2,271.00 on 12/XX/2023.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 7/XX/2024, the borrower is current with the loan and next due date is 08/XX/2024. The last payment was received on 07/XX/2024 in the amount of $2,710.13 which was applied to the due date of 07/XX/2024. The current P&I is $XX and interest rate is 4.75%. The UPB is $xx and the deferred balance is $39,589.54. Payment deferral letter is located at xx

Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The UPB is $xx and the deferred balance is $39,589.54.
As per the letter in the loan file dated 3/XX/2021, located xx income was impacted by Covid-19. The FB plan was approved and exxtended several times from 4/XX/020 to 6/XX/021. Covid-19 payment deferral letter is located atxx. Further details are not provided.
No evidence of damage or repair was found.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per comment dated 07/XX/2024, the subject property is owner-occupied.

BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.84%. The tape shows an ATR issue. Further details were not provided. Lender defect. The subject loan originated on 5/XX/2017, and the 3-year SOL has expired. BWR has 4 months on the job as a xx at xx, FICO 758, and $76K equity in the subject."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit is missing in the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 5/XX/2017. Notary's signature date on the Mortgage/Deed of Trust is 5/XX/2017. Note date is 5/XX/2017."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20924176	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	40.058%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$35,754.14	2.875%	$1,872.80	03/XX/2022	Financial Hardship	As per the review of the updated title report dated 08/XX/2024, the subject mortgage originated on 06/XX/2017 and was recorded on 06/XX/2017 in the amount of $xx in favor of xx
There are 3 state tax lien found against the subject borrower in favor xx
There are 3 credit card judgments found against the subject borrower in the total amount of $23,094.51 filed by different plaintiffs, which were recorded on different dates.
The 1st, 2nd, and 3rd installments of town taxes for 2024 were paid in the total amount of $14,172.36 on different dates.
The 1st and 2nd installments of town taxes for 2025 are due in the total amount of $9,739.08 on 02/XX/2025 and 05/XX/2025.
The 4th installment of town taxes for 2024 is due in the total amount of $5,305.80 on 11/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last payment was received on 07/XX/2024 in the amount of $1,872.80, which was applied for the due date of 07/XX/2024. The current monthly P&I is $XX with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx. As per the modification agreement dated 03/XX/2022, the deferred balance is $35,754.14.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The current UPB reflected as per the payment history is $XX.
The loan was modified on 03/XX/2022.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx., with an effective date of 03/XX/2022, shows the new modified unpaid principal balance is $xx out of which $498,083.47 is the interest-bearing amount and the deferred amount is $35,754.14. The borrower agreed to pay the modified monthly P&I of $XX with a modified interest rate of 2.875% starting on 03/XX/2022 and continuing until the new maturity date of 02/XX/2062. There is no principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.80%. Tape shows ATR issue. Further details are not provided. The subject loan originated on 06/XX/2017, and the 3-year SOL has expired. BWR has 10 years on the job as a purchase xx FICO 634, and $133K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:
Legal Fee paid by Borrower: $1,000.00
Mortgage Broker Fee paid by Borrower: $11,037.50."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 5/XX/2017 does not reflect Mortgage Broker Fee. Final CD dated 6/XX/2017 reflects Mortgage Broker Fee at $11,037.50. This is an increase in fee of +$11,037.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 6/XX/2017 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "xx		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	520	Not Applicable
36958693	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.625%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	38.827%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.625%	$1,861.62	02/XX/2020	Financial Hardship	As per the review of the updated title report dated 08/XX/2024, the subject mortgage was originated xx There are three IRS liens found against the subject borrower in the total amount ofxx There are five state tax liens found against the subject borrower in the total amount of $11,974.45 xx There is civil judgment found against the borrower in favor of 47th Placexx The 1st and 2nd installments of county taxes for 2024 are due in the total amount of $4,267.04 on 12/XX/2024 and 04/XX/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last payment was received on 07/XX/2024 in the amount of $2,547.46 which was applied for the due date of 07/XX/2024.The current monthly P&I is $XX with an interest rate of 4.630%.The current UPB reflected as per the payment history is $xxand the deferred balance is $1,861.62.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The current UPB reflected as per the payment history is $XX and the deferred balance is $1,861.62.
 No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xxwith an effective date of 01/XX/2020 shows the new modified unpaid principal balance is $xx The borrower agreed to pay the modified monthly P&I of $XX with a modified interest rate of 4.625% starting on 02/XX/2020 and continuing until the new maturity date of 01/XX/2060. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock Notice of Servicing Transfer Right of Rescission Transmittal (1008)	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD 1 is not hand-signed and dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.82%. The tape shows as ATR issue. Further details were not provided. The subject loan originated on 7/XX/2015, and the 3-year SOL has expired. BWR has four months on the job as a xx. BWR has prior employment experience as axx between 01/XX/2013 and 03/XX/2015 for 2.1 years, FICO 744 and $135K equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on HUD-1 as $356,061.01. Calculated finance charge is $365,741.92 for an under disclosed amount of -$9,680.91. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on 7/XX/2015 and the 3 year SOL is expired.

Loan failed the TILA Foreclosure Rescission Finance Charge Test as this loan data reflects Foreclosure Rescission finance charge in the amount of $356,061.01. Comparison Data Foreclosure Rescission finance charge in the amount of $365,806.92 and the variance is -$9,745.91. Subject loan is refinance case, originated on 7/XX/2015 and the 3 year SOL is expired.

Loan failed TILA APR threshold test due to APR calculated 4.650% and comparison data of APR threshold at 4.854% which is under variance by -0.204%.

This loan failed the initial TIL disclosure date test due to the initial TIL disclosure date is not later than the third business day after the creditor receives the consumer's written application."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "1008 is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "HUD 1 reflects closing date as 7/XX/2015. Notary's signature date on the Mortgage is 7/XX/2015. Note date is 7/XX/2015."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	640	Not Applicable
16768035	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.990%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	50.284%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.990%	$1,012.10	05/XX/2022	Financial Hardship	As per the review of the updated title report dated 08/XX/2024, the subject mortgage was originatedxx No active judgments or liens were found. The 2nd installment of county taxes for 2024 is due in the total amount of $2,455.00 on 10/XX/2024. The 1st installment of county taxes for 2024 were paid in the amount of $2,455.00 on 05/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last payment was received on 07/XX/2024 in the amount of $1,699.32 which was applied for the due date of 07/XX/2024. The current monthly P&I is $XX with an interest rate of 3.990%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the servicing comment dated 7/XX/2024, the borrower has filed a claim for loss of hail. The date of loss is 5/XX/2022, and the borrower filed an insurance claim for the loss amount of $17,101.95. Further details were not provided.
As per tape data, the subject property has been occupied by owner.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has been SE for 13.33 years atxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower XX and lender XX with an effective date of 04/XX/2022 shows the new modified unpaid principal balance is XX. The borrower agreed to pay the modified monthly P&I of $XX with a modified interest rate of 3.990% starting on 05/XX/2022 and continuing until the new maturity date of 04/XX/2062. There is no deferred balance and principal forgiven amount.	Condo/PUD Rider Good Faith Estimate Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.28%, the borrower’s income is $4,214.00 and total expenses are in the amount of $2,118.98. AUS report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 50.28%. The tape shows ATR issues. Further details were not provided. The subject loan originated on 6/XX/2015, and the 3-year SOL has expired. BWR has been SE for 13.33 years atxx
* Condo / PUD rider Missing (Lvl 2)     "Appraisal report reflects subject property is a PUD. PUD rider is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE signed by the borrower is missing from the loan documents."
* Homeowner's Counseling disclosure is missing. (Lvl 2)     "Homeowner's counseling disclosure is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE signed by the borrower is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$17,969.20	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81023833	xx	xx			XX	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$181.70	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.625%	360		xx	xx		xx	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	709	718	44.643%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 8/XX/2024 shows that the subject mortgage originated xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The annual county taxes for 2024 have been paid in the amount of $3,244.11 on 09/XX/2023. The annual county taxes for 2025 have been due in the amount of $3,442.48 on 09/XX/2024. The annual utilities/MUD taxes for 2024 have been delinquent in the amount of $181.70 on 8/XX/2024.	According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 07/XX/2024 in the amount of $1,571.50 (PITI) which was applied for the due date of 08/XX/2024. The current monthly P&I is $XX with an interest rate of 5.625%. The current UPB reflected as per the payment history is $xx. The deferral agreement is located at 239924275.pdfxx	Collections Comments:The loan is performing. According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current UPB reflected as per the payment history is $XX. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy. BWR has been xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject is NOO. The subject loan was approved at 44.64%. Tape shows ATR issue. Further details not provided. Subject loan originated on 8/XX/018, and the 3-year SOL is expired. BWR has been SE for 5.08 years as a xx, FICO 709, 0X30 since inception, and $73K equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	760	747
68739635	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	45.190%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$7,468.93	3.750%	$1,217.76	01/XX/2024	Financial Hardship	According to the updated title report dated 08/XX/2024, the subject mortgage was originated on xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/XX/2024, the borrower is current with the loan. The next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $2,120.19 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XX and the interest rate is 3.750%. As per the tape data, the current UPB is $xx and the deferred balance is $7,468.93.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The nexxt due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $2,120.19 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XX and the interest rate is 3.750%. As per the tape data, the current UPB is $XX and the deferred balance is $7,468.93.
No bankruptcy and foreclosure evidence has been found.
BWR has 9.83 years on the job as a XX atxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower and lender with an effective date of 12/XX/2023 and the new principal balance is $xx. The borrower promised to pay P&I in the amount of $xx with an interest rate of 3.750% starting on 1/XX/024 until the maturity date of 12/XX/053. The rate changes in 3 steps ending at 5.375%. The deferred balance is $7,468.93 and the interest bearing amount is $262,950.28.
Initial 1003_Application Initial Escrow Acct Disclosure Missing Required Disclosures Mortgage Insurance	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by loan originator is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.19%. Tape shows ATR issue. Further details not provided. The subject loan originated on 7/XX/022, and the 3-year SOL is active. BWR has 9.83 years on the job asxx,xx 1X30 in the last 24 months, and $39k equity in the subject."
* Cash out purchase (Lvl 2)     "Subject loan is a purchase. The final CD dated 07/XX/2022 reflects cash to in the amount of $1,442.92."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.19%, as the borrower’s income is $4,977.58 and total expenses are in the amount of $2,249.35 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 45.19%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38485920	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	ARM	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	32.908%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage originated xx
There is a hospital lien found against the borrower inxx
The annual county taxes for 2023 were paid in the amount of $7,587.59 on 11/XX/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $3,417.98 which was applied for the due date of 07/XX/2024. The current monthly P&I is $XX with an interest rate of 6.500%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The current monthly P&I is $XX with an interest rate of 6.500%. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has 1 month on the job as a supervisor at xx has prior employment exxperience as a supervisor atxx between 9/XX/2019 and 8/XX/2022 for 2.91 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required Disclosures Mortgage Insurance	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Loan program disclosure missing or unexecuted (Lvl 3)     "ARM loan program disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by loan originator is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 32.90%. Tape shows ATR issue. Further details not provided. Subject loan originated on 11/XX/2022, and the 3-year SOL is active. BWR has been an employee atxx, and $81K equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test due to finance charge disclosed on final CD as $443,468.52. Calculated finance charge is $468,439.02 for an under disclosed amount of -$24,970.50. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

This loan failed the TILA APR test due to APR calculated 6.361% exceeds APR threshold of 6.546% over by -0.185%. Subject loan is escrowed.

This loan failed the TRID total of payments test due to total of payments disclosed on final CD as $811,606.67. The calculated total of payments was $836,677.02 for an under-disclosed amount of -$25,070.35.
Subject loan is a purchase, originated on 3/XX/2023, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit in closing disclosure dated 11/XX/2022. Initial LE dated 10/XX/2022 reflects lender credit at $935.00. Final CD dated 11/XX/2022 reflects lender credit at $456.50. This is decrease of -$478.50 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan file.
																																																																																								Subject loan is a purchase, originated on 11/XX/2022, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48199968	xx	xx			XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360		xx	xx		xx	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	31.919%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 8/XX/2024, the subject mortgage was originated xx No active judgments or liens have been found. The annual town taxes for 2025 are due in the total amount of $1,559.82. No prior year's delinquent taxes have been found.	According to the payment history as of 7/XX/2024, the borrower is current with the loan. The next due date is 9/XX/024. The last payment was received on 7/XX/2024 in the amount of $1,271.62 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XX and the interest rate is 6.750%. The current UPB is $xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 7/XX/2024, the borrower is current with the loan. The nexxt due date is 9/XX/024. The last payment was received on 7/XX/2024 in the amount of $1,271.62 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XX and the interest rate is 6.750%. The current UPB is $XX. No bankruptcy and foreclosure evidence has been found. BWR has xx. No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Intent to Proceed Missing (Lvl 3) "Intent to proceed signed by borrower is missing from loan documents." * Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.91%. Tape shows ATR issue. Further details not provided. Subject loan originated on 1/XX/2023, and the 3-year SOL is active. BWR has been an employee at xx for 32.91 years, FICO 717, 0X30 since inception, and $215K equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	653	Not Applicable
66788506	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.625%	180	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	765	43.147%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originatedxx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of $8,423.95.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 7/XX/2024, the borrower is current with the loan and the next due date is 9/XX/024. The last payment was received on 7/XX/2024 in the amount of $4,166.35 which was applied to the due date of 8/XX/024. The unpaid principal balance is $356,945.27. The current P&I is $XX and the interest rate is 5.625%.
PH shows a large payment of $2012.99 in May-24 and $2012.99 in Dec-23. CC shows the same amount paid by xx
Collections Comments:The loan is currently performing and the nexxt due date is 9/XX/024.
The last payment was received on 7/XX/2024 in the amount of $4,166.35 which was applied to the due date of 8/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.14%. Tape shows ATR issue. Further details not provided. Lender defect. The subject loan originated on 6/XX/2023, and the 3-year SOL is active. BWR1 has 1.08 years on the job as a xx; BWR2 has 6 months on the job as a comptroller at the xx, FICO 801, 0X30 since inception, and $42k equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. Initial LE dated 05/XX/2023 does not reflect Points-Loan Discount Fee. Final CD dated 06/XX/2023 reflects Points-Loan Discount Fee at $4,738.00. This is an increase in fee of +$4,738.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case; it originated on 06/XX/2023, and the SOL is 1 year expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87949268	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	7.800%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	658	664	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originatedxx There is a prior mortgage was originatedxx There is a civil judgment against the borrower in favor ofxxfor the amount of $2,391.75 recorded on 7/XX/2020. There are 2 writ of execution (civil judgments) against the borrower in xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/XX/2024, the borrower performing with the loan and the next due date is 7/XX/2024. The last payment was received on 7/XX/024 in the amount of $552.64 which was applied to the due date of 6/XX/2024. The unpaid principal balance is $xx. The current P&I is $XXnd the interest rate is 7.800%.	Collections Comments:The loan is currently performing and the nexxt due date is 7/XX/2024.
The last payment was received on 7/XX/024 in the amount of $552.64 which was applied to the due date of 6/XX/2024. The unpaid principal balance is $XX
The loan has not been modified.
The foreclosure was not initiated.
The borrower “xx” filed for bankruptcy under chapter 7 with thexx. The debtor was discharged on xx and the case was terminated on xx.
As per the comment dated 3/XX/023, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower “xx” filed for bankruptcy under chapter 7 with the xx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. The unsecured portion is $xx. The debtor was discharged on xx and the case was terminated on xx.

																																																																																		Not Applicable	Good Faith Estimate Notice of Servicing Transfer	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan was originated as a conventional with loan amount of $60,000. Tape shows that subject loan has a low loan balance. Further details were not provided." * Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from loan documents."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE signed by the borrower is missing from the loan documents." * GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds." * TIL not hand dated (Lvl 2) "TILis not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	572	643
87087523	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	42.641%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originatedxx
There is a prior judgment in the amount of $5,280.39 in favor of xx
No prior year's delinquent taxes have been found.	According to the payment history as of 7/XX/2024, the borrower is current with the loan. The next due date is 9/XX/024. The last payment was received on 7/XX/2024 in the amount of $4,630.23 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XX and the interest rate is 3.000%. The current UPB is $xx
PH shows multiple transactions were made in May 2024 in the total amount of $13,960.46. As per the collection comment dated 5/XX/024, this is a BWR payment.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The nexxt due date is 9/XX/024. The last payment was received on 7/XX/2024 in the amount of $4,630.23 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XX and the interest rate is 3.000%. The current UPB is $XX.
No bankruptcy and foreclosure evidence has been found.
No damage or repairs have been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Mortgage Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.64%. Tape shows ATR issue. Further details not provided. Lender defect. The subject loan originated on 6/XX/2021, and the 3-year SOL is expired. BWR has 5 months on the job as a xx and $251k equity in the subject."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Your home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78887558	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	XX	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Vacant Land	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	42.529%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originated xx There is a HOA lien active against the subject property in favor ofxx The annual town taxes from 2024 to 2025 are due in the total amount of $4,589.75. No delinquent taxes have been found for the prior year. The subject mortgage was recordedxx. The mortgage was again re-recorded on 1/XX/2018 to add rehabilitation loan rider.	According to the payment history as of 7/XX/2024, the borrower is current with the loan. The next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $1,604.90 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XX and the interest rate is 4.875%. The current UPB is not reflecting in payment history. As per the tape data as of 6/XX/2024, the UPB was $xx and the deferred balance is $7,541.55. PH shows large transaction was made on 11/XX/022 in the amount of $17,897.00. As per the collection comment dated 10/XX/2022, this is a BWR payment.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The nexxt due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $1,604.90 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XX and the interest rate is 4.875%. The current UPB is not reflecting in payment history. As per the tape data as of 6/XX/2024, the UPB was $XX and the deferred balance is $7,541.55.
No bankruptcy and foreclosure evidence has been found.
Appraisal report is subject to completion as per the contractor bid and needs multiple interior and exxterior repairs. The estimated cost to cure is $30K. As per the land appraisal report dated 7/XX/2020 located at xxthe addendum and photos show that the subject property was in poor condition. There are some improvements on the site; property was either damaged or fell into disrepair. Currently, there is a foundation and some framing on the site. It appears that the improvements have been exxposed to the weather for an exxtended period of time. The seller’s tape data also shows that the subject property was damaged. CCs do not show details regarding damage/repairs.
BWR has 4.93 years on the job as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the subject property was damaged. Appraisal report is subject to completion as per the contractor bid and needs multiple interior and exterior repairs. The estimated cost to cure is $30K. The 1004D report is missing from the loan documents. CD reflect escrow holdback in the amount of $47K. As per the land appraisal report datedxx the addendum and photos show that the subject property was in poor condition. There are some improvements on the site; property was either damaged or fell into disrepair. Currently, there is a foundation and some framing on the site. It appears that the improvements have been exposed to the weather for an extended period of time. XX search shows an estimated value at $XXK. Current UPB $xx."
* Loan has escrow holdback. No proof it was released (Lvl 4)     "Final CD dated 9/XX/2016 reflects escrow holdback in the amount of $xx. Proof for release of escrow holdback is missing from the loan documents."
																																																																																						* Property is Vacant Land (Lvl 4) "Original appraisal in file shows subject had home on at the time of origination. Tape shows vacant land. Unable to determine status of original home. Elevated for client review."		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow disclosure is missing from the loan documents." * Intent to Proceed Missing (Lvl 2) "Intent to proceed is missing from the loan documents." * Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	782	Not Applicable
25271534	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$962.54	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	2.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	739	Not Applicable	46.021%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/XX/2024 shows that the subject mortgage was originated xx

No active liens and judgments have been found against borrower and property.
The first, second and forth installments of town taxes for 2024/2025 are due total in the amount of $2,858.83.
The third installment of town taxes for 2024 is past due on 8/XX/024 in the amount of $962.54 which is payable on 8/XX/2024.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 7/XX/2024, which was applied for the due date of 7/XX/024 and the next due date for payment is 8/XX/024. The P&I is $XXnd PITI is $949.43. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 7/XX/2024, which was applied for the due date of 7/XX/024 and the nexxt due date for payment is 8/XX/024. The P&I is $XXnd PITI is $949.43. The UPB reflected as per the payment history is $XX.
The subject property is owner occupied.
No evidence has been found regarding foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per comment dated 9/XX/2022, the borrower’s income was impacted by Covid-19. The forbearance plans ran and were exxtended several times from 11/XX/022 to 4/XX/023.
The loan was originated on xx. The Covid-19 attestation is located atxx
BWR has 4.91 years on the job as a xxr.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under chapter-7 with xxon 3/XX/2023. As per voluntary petition schedule D, the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. The unsecured portion is $0.00. The BK was discharged on xx and terminated on 7/XX/2023.
Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.02%. Tape shows ATR issue. Further details not provided. Lender defect. The subject loan originated on 11/XX/020, and the 3-year SOL is expired. BWR has 4.91 years on the job as xx, and $17k equity in the subject."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Lxx
Association - Capital Contribution Fee paid by Borrower: $685.00
Homeowner's Dues paid by Borrower: $490.00
Real Estate Commission paid by Borrower: $125.00
Title - Transaction Management paid by Borrower: $24.00
Title Closing Protection Letter paid by Borrower: $75.00."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.021% as the borrower’s income is $3,540.00 and total expenses are in the amount of $1,629.13 and the loan was underwritten by LP (xx4) and its recommendation is Accept with a DTI of 46.021%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45383789	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.625%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	41.860%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$724.14	07/XX/2023	Financial Hardship	The review of the updated title report dated 08/XX/2024 shows that the subject mortgage was originatedxx

There is a prior medical lien active against the borrower in favor of “xx
There is a xxthe property in favor ofxx The amount of lien is not available on supporting document.

The first and second installments of county taxes for 2023 are paid in the amount of $721.28.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 7/XX/2024, which was applied for the due date of 6/XX/024 and the next due date for payment is 7/XX/024. The P&I is $XXnd PITI is $875.20. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan. The last payment was received on 7/XX/2024, which was applied for the due date of 6/XX/024 and the nexxt due date for payment is 7/XX/024. The P&I is $XXnd PITI is $875.20. The UPB reflected as per the payment history is $XX.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The loan was originated on xx. The Covid-19 attestation is located at “xx
BWR receives SSI income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 6/XX/023 with new principal balance of $183,363.05. The borrower promises to pay the new modified P&I of $XXith the new fixed interest rate of 3.625% beginning from 7/XX/023 to the new maturity date of 6/XX/063.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 41.86%. Tape shows ATR issue. Further details not provided. Lender defect. The subject loan originated on 8/XX/2021, and the 3-year SOL is expired. BWR receives SSI income, xxquity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase test. Initial LE dated 06/XX/2021 reflects Points - Loan Discount Fee $450.00. Final CD dated 08/XX/2021 reflects Points - Loan Discount Fee at $2,778.75. This is an increase of +$2,328.75 for charges that cannot increase. Valid COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on 08/XX/2021 and the 3-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83287945	xx	xx			XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360		xx	xx		xx	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	726	Not Applicable	34.794%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the updated title report dated 08/XX/2024, the subject mortgage was originatedxx
No active judgments or liens have been found.
Annual county taxes for 2023-2024 were paid in the amount of $2,459.24 on 12/XX/023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 07/XX/2024, the borrower is current with the loan and the next due date is 08/XX/2024. The last payment was received on 7/XX/2024 in the amount of PITI $3,321.06 which was applied for the due date of 07/XX/2024. The current P&I is $XX and the rate of interest is 6.75%. The current UPB is $xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 07/XX/2024, the borrower is current with the loan and the nexxt due date is 08/XX/2024. The current UPB is $XX.
The loan has not been modified since origination.
 No foreclosure activity has been initiated.
No bankruptcy related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
Borrower has xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan is NOO and was approved at 34.79%. Tape shows ATR issue. Further details not provided. Lender defect. The subject loan originated on 1/XX/2024, and the 3-year SOL is active. BWR has 18.75 years on the job as a xx at XX, FICO 819, 0X30 since inception, and $XXK equity in the subject."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27579007	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	7.990%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.365%	$484.35	03/XX/2011	Financial Hardship	According to the updated title report dated 08/XX/2024, the subject mortgage originatedxx No active judgments or liens have been found. The annual county taxes for 2023 were paid in the amount of $571.52 on 12/XX/2023. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last payment was received on 07/XX/2024 in the amount of $619.74, which was applied for the due date of 07/XX/2024. The current P&I is $XXith an interest rate of 6.370%. The UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The last payment was received on 07/XX/2024 in the amount of $619.74, which was applied for the due date of 07/XX/2024. The current P&I is $XXith an interest rate of 6.370%. The UPB is $XX
No foreclosure activity has been found.
No evidence of damage or repair has been found.
The borrower, "xx" filed for bankruptcy under Chapter 7 with xx. BK was discharged on xx and terminated on xx.
The subject property is owner-occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:The borrower, "xx," filed for bankruptcy under Chapter 7 with caxx11/XX/2009. According to the voluntary petition, the value of collateral was xx and the amount of the claim was $xx; there is an unsecured amount of $767.00. BK was discharged on xxand terminated on xx.	The loan was modified between the borrower "xx" and the lender "xx. As per this modification agreement, the new principal balance is $XX, and the borrower promised to pay principal and interest in the amount of $484.35 at a rate of 6.365%. According to this agreement, the new maturity date will be 10/XX/034.	Credit Application Good Faith Estimate Right of Rescission	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows compliance state regulatory issue. Further details were not provided. Infinity compliance result shows the loan has passed the state regulatory tests."	* Application Missing (Lvl 2) "Final application is missing from loan file." * Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from loan file." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is not signed by the borrower." * TIL not hand dated (Lvl 2) "TIL doc is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	759	Not Applicable
64401476	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	5.870%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	54.293%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originated xx No active judgments or liens have been found. The first installment of combined taxes for the year 2024 was paid in the amount of $1,100.92 on 08/XX/2024. The second installment of combined taxes for the year 2024 is due in the amount of $1,129.15 on 03/XX/2025. No prior year’s delinquent taxes have been found.	According to payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $1,664.71 (PITI), which was applied to the due date of 7/XX/024. The current P&I is $XX and the interest rate is 5.870%. The current UPB reflected as per the payment history is $xx	Collections Comments:he current status of the loan is performing.
According to payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The current UPB reflected as per the payment history is $XX.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx filed bankruptcy under Chapter 7 with the case xx Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $30,852.00. BK was discharged on xx and terminated on xx.	Not Applicable	Credit Report	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the subject loan has a state regulatory issue. Further details were not provided. Infinity compliance result shows the loan has failed the state regulation test."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed the state regulations restricted fees. The following fees were included in the test: Application Fee paid by Borrower: $299.00 Tax Cert paid by Borrower: $46.00 The loan failed the late fees test due loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents." * TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	755	Not Applicable
53736265	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	678	Not Applicable	46.938%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$8,131.17	2.750%	$1,887.00	01/XX/2022	Financial Hardship	As per the review of the updated title report dated 08/XX/2024, the subject mortgage originatedxx
There is an IRS lien found against the borrower in favor of the Department of the Treasury—Internal Revenue Service in the amount of xx which was recorded on 02/XX/2023.
The first, second, third, and fourth installments of city taxes for 2024-2025 have been due in the total amount of $7,784.08 on 06/XX/2025.
The second installment of storm water charges for 2024 has been due in the amount of $68.10 on 12/XX/2024.
The annual storm water charges for 2018 to 2024 are delinquent in the total amount of $722.37 and good through 08/XX/2024.	According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last payment was received on 07/XX/2024 in the amount of $2,975.08, which was applied for the due date of 07/XX/2024. The current monthly P&I is $XX with an interest rate of 2.750%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The last payment was received on 07/XX/2024 in the amount of $2,975.08, which was applied for the due date of 07/XX/2024. The current monthly P&I is $XX with an interest rate of 2.750%. The current UPB reflected as per the payment history is $XX.
As per the servicing comment dated 04/XX/2024, the reason for default is exxcessive obligations.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per the servicing comment dated 04/XX/2024, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Borrower has been SE for 4.34 years withxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrowerxx with an effective date of 11/XX/2021 shows the new modified unpaid principal balance is $xx out of which $425,778.43 is the interest-bearing amount and the deferred amount is $8,131.17. The borrower agreed to pay the modified monthly P&I of $XX with a modified interest rate of 2.750% starting on 01/XX/2022 and continuing until the new maturity date of 06/XX/2048. There is no principal forgiven amount.	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.93%. Tape shows ATR issue. Further details not provided. Lender defect. The subject loan originated on 5/XX/018, and the 3-year SOL is expired. BWR has been SE for 4.34 years with Abundant Life Therapeutic Service Norfolk, FICO 535, 1X30 in last 24 months, and $158k equity in the subject."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial loan application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.93%, as the borrower’s income is $8,178.00 and total expenses are in the amount of $3,838.57. The loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 46.94%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	618	Not Applicable
62375826	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	XX	XX	xx	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	783	44.885%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$29,800.00	4.250%	$890.80	09/XX/2019	Financial Hardship	According to the updated title report dated 8/XX/2024, the subject mortgage was originatedxx
There is a water/sewer lien against the subject property in xx
There is a credit card judgment against the borrower in favor of xxfor the amount of $11,156.48 recorded on 9/XX/2021.
The annual county taxes for 2023 were paid in the amount of $4,463.24.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 7/XX/2024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 7/XX/024 in the amount of $2,403.67 which was applied to the due date of 7/XX/024. The unpaid principal balance is $xx and the deferred balance is $35,935.44. The current P&I is $XXnd the interest rate is 4.250%.
As per the PH tape, the deferred balance is $35,935.44 and the modification shows the deferred balance is $29,800.00.
..
Collections Comments:The loan is currently performing and the nexxt due date is 8/XX/024.
The last payment was received on 7/XX/024 in the amount of $2,403.67 which was applied to the due date of 7/XX/024. The unpaid principal balance is $XX.
The loan has been modified.
As per the notice of lis pendens located atxx, the foreclosure was initiated and the complaint was filed on 3/XX/019. The foreclosure was placed on hold due to modification.
The borrower did not file bankruptcy.
As per the comment dated 7/XX/024, the borrower wants to subtract a portion of property to be sold.
As per the comment dated 11/XX/022, the subject property is owner occupied.
As per the comment dated 10/XX/022, the subject property is impacted by FEMA disaster on 9/XX/2022.
As per the comment dated 10/XX/022, the subject property was damaged due to wind. The property needs repairs. We are unable to determine whether the repairs have been completed.
BWR1 has started a new job 1 month before closing as driver at xxx
BWR2 receives social security income.

Foreclosure Comments:As per the notice of lis pendens located at “xx, the foreclosure was initiated and the complaint was filed on 3/XX/019. The foreclosure was placed on hold due to modification.

Bankruptcy Comments:Not Applicable	The modification agreement was made on 8/XX/019 between the borrower “xx” and the lender “xx.” As per the modified terms, the new principal balance is $235,233.81, the deferred balance is $29,800.00 and the interest-bearing principal balance is $205,433.81. The borrower agreed to pay the P&I of $XXnd an interest rate of 4.250% beginning on 9/XX/019 until the maturity date of 8/XX/059.

Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.88%. Tape shows ATR issue. Further details not provided. Lender defect. The subject loan originated on 7/XX/2017, and the 3-year SOL is expired. BWR1 has started a new job 1 month before closing as xx; BWR2 receives social security income, xxin the last 24 months, and $57k equity in the subject."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.90% as the borrower’s income is $5,477.50 and total expenses are in the amount of $2,458.56 and the loan was underwritten by DU Locator xx and its recommendation is Approve/Eligible with a DTI of 44.90%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63268418	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	10.990%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage originated xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 were paid in the amount of $1,105.58 on 12/XX/2023 and 06/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last payment was received on 07/XX/2024 in the amount of $751.51, which was applied for the due date of 07/XX/2024. The current monthly P&I is $XXith an interest rate of 12.125%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The current UPB reflected as per the payment history is $XX
According to the PACER, the borrower xx filed for bankruptcy under Chapter 07 with casexx. The borrower was discharged on 03/XX/2000 and terminated on 08/XX/2000. As per PACER, the debtor filed bankruptcy and, due to an error that occurred while reviewing documents on PACER, was unable to update details.
The foreclosure was initiated in 2005 with the loan. As per the notice of default located at xx), which was filed on 06/XX/2004 with the cxx The amended notice of default is located at (xx), which was filed on xx. Again, the foreclosure case is resumed, and the notice of lis pendens located at (xx filed on 02/XX/2005 with the case xx. As per the rescission of notice of default located at (xx) filed on 04/XX/2005 and recorded on 06/XX/2005 with instrumentxxthe foreclosure was cancelled.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:The foreclosure was initiated in 2005 with the loan. As per the notice of default located at xx, which was filed on 06/XX/2004 with the case #xx. The amended notice of default is located at (xx), which was filed on 06/XX/2004. Again, the foreclosure case is resumed, and the notice of lis pendens located at (xx) filed on 02/XX/2005 with thexx. As per the rescission of notice of default located at (xx) filed on 04/XX/2005 and recorded on 06/XX/2005 with xx, the foreclosure was cancelled.
Bankruptcy Comments:According to the PACER, the borrowerxx
Not Applicable	Credit Application Good Faith Estimate Prepayment Penalty Rider	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows that state consumer protection. Further details were not provided."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the prepayment penalty term test due to the loan charges a prepayment penalty with a term exceeding 3 years."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE signed by the borrower is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48331923	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	30.000%	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	652	Not Applicable	25.260%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$14,907.65	4.125%	$1,659.89	09/XX/2022	Financial Hardship	As per the review of the updated title report dated 08/XX/2024, the subject mortgage originatedxx
There are 2 IRS liens found against the borrower in favor of the xx
The 1st installment of county taxes for 2023 was paid in the amount of $1,026.56 on 05/XX/2024.
The 2nd installment of county taxes for 2023 was due in the amount of $1,026.56 on 11/XX/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last payment was received on 07/XX/2024 in the amount of $2,432.77 which was applied for the due date of 07/XX/2024. The current monthly P&I is $XX with an interest rate of 4.125%. The current UPB reflected as per the payment history is $xx and the deferred amount is $14,907.65.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The current UPB reflected as per the payment history is $XX and the deferred amount is $14,907.65.
As per servicing comment dated 08/XX/2022, the borrower’s income has been impacted due to Covid-19 pandemic and the reason for default is unemployment. As per comment dated 08/XX/2022, borrower is on forbearance plan.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx out of which $xx is interest bearing amount and deferred amount is xx. The borrower agreed to pay the modified monthly P&I of $1,659.89 with a modified interest rate of 4.125% starting on 09/XX/2022 and continuing until the new maturity date of 08/XX/2062.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xxwith an effective date of 07/XX/2022 shows the new modified unpaid principal balance is xx out of which $xx is interest bearing amount and deferred amount is $14,907.65. The borrower agreed to pay the modified monthly P&I of $XX with a modified interest rate of 4.125% starting on 09/XX/2022 and continuing until the new maturity date of 08/XX/2062. There is no principal forgiven amount.	Flood Certificate Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 25.26%. The tape shows an ATR issue. Further details were not provided. The subject loan originated on 1/XX/2019, and the 3-year SOL has expired. BWR has been SE at Le-Ville Brands for 2.15 years, FICO 652, and $39K equity in the subject."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 1/XX/2019. Initial LE dated 12/XX/2018 reflects Lender Credit at $3,206.25, Final CD dated 1/XX/2019 reflects Lender at $3,155.93 This is decrease of $50.32 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase, originated on 1/XX/2019 and the SOL is 1 year."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is not signed by borrower."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certification document is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81842635	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	49.802%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage was originatedxx
No active judgments or liens were found.
The 1st installment of county taxes for 2025 was paid in the amount of $537.65 on 08/XX/2024.
The 2nd, 3rd, and 4th installments of county taxes for 2025 were due in the total amount of $1,605.19 on 10/XX/2024, 01/XX/2025 and 03/XX/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 10/XX/2024. The last payment was received on 07/XX/2024 in the amount of $1,419.55 which was applied for the due date of 09/XX/2024. The current monthly P&I is $XX with an interest rate of 5.125%. The current UPB reflected as per the payment history is $xx As per the tape data the deferred balance is $7,856.69.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 10/XX/2024. The current UPB reflected as per the payment history is $XX. As pe the tape data the deferred balance is $7,856.69.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated 05/XX/2024, the property is owner-occupied.
As per the servicing comment dated 08/XX/2024, the borrower is impacted by Covid-19.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.80%. Tape shows ATR issue. Further details not provided. The subject loan originated on 8/XX/2018, and the 3-year SOL is expired. BWR has 1.33 years on the job as a xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount and date. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 07/XX/2018 does not reflect Transfer Taxes. Final CD dated 08/XX/2018 reflects Transfer Taxes at $568.65. This is an increase in fee of +$568.65 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 08/XX/2018 and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.80% as the borrower’s income is $3,956.00 and total expenses are in the amount of $1,970.15 and the loan was underwritten by DU Locator xxand its recommendation is Approve/Eligible with a DTI of 49.80%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48323833	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	54.547%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage was originated xx
No active judgments or liens were found.
The 2023 county annual taxes were paid in the amount of $526.16 on 11/XX/2023.
No prior year’s delinquent taxes have been found.

According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 07/XX/2024 in the amount of $2,202.03 which was applied for the due date of 08/XX/2024. The current monthly P&I is $XX with an interest rate of 6.375%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by owner.
No comments have been found stating the borrower’s income was impacted by Covid-19.

BWR has 2.25 years on the job as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 54.54%. Tape shows ATR issue. Further details not provided. Lender defect. The subject loan originated on 2/XX/2024, and the 3-year SOL is active. BWR has 2.25 years on the job as axx 0X30 since inception, and $10k equity in the subject."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is not hand signed (xx)."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing Initial 1003_Application (Lvl 3)     "1003 initial is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69985677	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	50.325%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage was originated xx
No active judgments or liens found.
The 1st and 2nd installments of combined taxes for 2023 were paid in the total amount of $727.1 on 8/XX/2023 and 2/XX/2024.
The 1st and 2nd installments of combined taxes for 2024 were due in the total amount of $717.74 on 09/XX/2024 and 03/XX/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 7/XX/2024 in the amount of $774.27 which was applied for the due date of 8/XX/024. The current monthly P&I is $XXith an interest rate of 6.625%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per the payment history is $XX
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per the appraisal report located at (xx), the photo addendum shows there is damage to the floor and carpet. The estimated cost is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR receives SSI, or retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the improvement section and photo addendum show floor covering needs to be replaced in some areas, the driveway needs gravel, and the garage has some mortar cracks. The estimated cost to cure is $3,500. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails Fees, Compensation, and Points test due to Fees charged $5,453.55 exceeds Fees threshold of $4,753.00 over by +$700.55.  The below fees were included in the test: Loan Origination Fee paid by Seller: $1,500.00 Points - Loan Discount Fee paid by Borrower: $1,513.55 Points - Loan Discount Fee paid by Seller: $1,440.00 Points - Loan Discount Fee paid by Lender: $1,000.00.

Loan fails late fees test due to fees charged of $30.43 exceeds the fee threshold of $30.00 over by +$0.43."
* Missing or error on the Rate Lock Document (Lvl 3)     "A rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #2 with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $XXK. Current UPB is $xx."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28304599	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	714	624	56.998%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/XX/2024, the subject mortgage was originated xx
There is an abstract of support judgment against the borrower in favor of the County ofxx
The first and second installments of county taxes for 2023-2024 were paid in the amount of $1,829.47.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower is current with the loan and the next due date is 09/XX/2024. The last payment was received on 08/XX/2024 in the amount of PITI $2,630.04 which was applied for the due date of 08/XX/2024. The current monthly P&I is $XX with an interest rate of 5.625%. The current UPB is $xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 08/XX/2024, the borrower is current with the loan and the nexxt due date is 09/XX/2024. The current UPB is $XX.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR1 has xx.
BWR2 receives SSI and disability income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 56.99%. Tape shows qualifying income from second employment was not supported by a 2-year employment history. Further details not provided. Lender defect. Subject loan originated on 3/XX/2024, and the 3-year SOL is active. BWR1 has 7.5 years on the job as xx; BWR2 receives SSI and disability income, FICO 624, 0X30 since inception, and $8K equity in the subject."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed FHA QM safe harbor test threshold test due to APR calculated 6.743% exceeds APR threshold of 8.596% over by -1.853%. Subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $10,259.30 exceeds fees threshold of $10,105.29 over by +$154.01.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,500.00
Lock Extension Fee paid by Borrower: $444.30
Points - Loan Discount Fee paid by Borrower: $8,315.00.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $10,259.30 exceeds fees threshold of $10,105.29 over by +$154.01.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,500.00
Lock Extension Fee paid by Borrower: $444.30
Points - Loan Discount Fee paid by Borrower: $8,315.00."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM rebuttable presumption test due to fees charged $10,259.30 exceeds fees threshold of $10,105.29 over by +$154.01.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,500.00
Lock Extension Fee paid by Borrower: $444.30
																																																																																							Points - Loan Discount Fee paid by Borrower: $8,315.00."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96464215	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	758	Not Applicable	46.518%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originated xx
No active judgments or liens have been found.
Annual combined taxes for the year 2024 were paid on 7/XX/2024 in the amount of $6,279.75.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower is current with the loan and the next due date is 09/XX/2024. The last payment was received on 08/XX/2024 in the amount of PITI $2,324.71 which was applied for the due date of 08/XX/2024. The current monthly P&I is $XX with an interest rate of 5.750%. The current UPB is $xx. There is a principal curtailment payment that was made on 5/XX/024 in the amount of $20,000.00. As per the collection comment dated 5/XX/024, one-time draft was received in the amount of $22,265.88.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 08/XX/2024, the borrower is current with the loan and the nexxt due date is 09/XX/2024. The current UPB is $XX.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 3 months on the job as a research scholar at xxhas prior employment exxperience as a postdoc at the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.51%. Tape shows undisclosed debt opened prior to closing. Further details not provided. BWR defect. Subject loan originated on 5/XX/023, and the 3-year SOL is active. BWR has 3 months on the job as research xxand $510K equity in the subject."
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final closing disclosure dated 5/XX/023 reflects cash to in the amount of $23,582.63."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67928134	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	626	Not Applicable	36.495%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage originatedxx The 2023 combined annual taxes were paid in the amount of $6,616.28 on 12/XX/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 07/XX/2024 in the amount of $2,230.68, which was applied for the due date of 08/XX/2024. The current monthly P&I is $XX with an interest rate of 7.25%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by the owner.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is completed as subject to repairs for brick veneer crack and sheetrock crack. Also photo addendum shows flaking paint in the garage. Estimated cost to cure is not provided. 1004D is missing from the loan file and final CD does not reflect escrow holdback. xx search shows an estimated value of $XXK. Current UPB $XXK."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan does not meet the reserve requirement for a multi unit property. Subject is a 1 unit and not a multi unit property, and total verified assets are $12,510.14; cash to close requirement is $12,431.56; and reserves required to be verified are $2,848.20. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	643	Not Applicable
1447796	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	750	808	47.509%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originated onxx
There is prior civil judgment against the prior owner "xx" in the amount of $18,411.40 in favor of "xx
The first and second installments of supplemental county taxes for 2023 were paid in the amount of $6,131.78.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 7/XX/2024 in the amount of $3,148.54 (PITI), which was applied for the due date of 8/XX/024. The current P&I is $XX with an interest rate of 6.625%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per the payment history is $XX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR1 has xx
BWR2 has xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.50%. Tape shows that the BWR1 income miscalculation due to variable income used to qualify the borrower. Further details were not provided. Lender defect. The subject loan originated on 4/XX/2023, and the 3-year SOL is active. BWR1 has 9 months on the job as a designer at xxhas 22 years on the job as a material handler atxx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22777088	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.000%	180	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	Not Applicable	49.679%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 08/XX/2024, the subject mortgage was originated xx. No active judgments or liens were found. Annual combined taxes for the year 2023 were paid in the amount of $10,040.66 on 01/XX/2024. No prior year’s delinquent taxes have been found.	As per the payment history as of 8/XX/2024, the borrower is current with the loan and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $2252.22 which was applied to the due date of 8/XX/024. The current P&I is $XX and the interest rate is 5%. The current UPB per PH is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing. As per the payment history as of 8/XX/2024, the borrower is current with the loan and the nexxt due date is 9/XX/024. The current UPB per PH is $xx. No evidence of damage or repair has been found. BWR has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on final CD as $126,126.89. Calculated finance charge is $126,151.89 for an under disclosed amount of $25.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on 2/XX/2024 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 2/XX/024 reflects points - loan discount fee at $529.00. Final CD dated 2/XX/2024 reflects points - loan discount fee at $3,443.29. This is an increase in fee of $2,914.29 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on 2/XX/2024, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.67%. The tape shows BWR was not employed at closing. Post-closing, BWR was on $18K/month 6 month work agreement. Further details were not provided. Borrower defect. The subject loan originated on 2/XX/2024, and the 3-year SOL is active. BWR has 1.66 years on the job as an associate at xx. BWR has prior employment experience as a XX, between 8/XX/016 and 7/XX/022 for 5.91 years, with a FICO of 735, 0X30 since inception, and $270K equity in the subject."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	726	Not Applicable
65798301	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	754	40.873%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/XX/2024, the subject mortgage originated xx No active judgments or liens were found. The first installment of town taxes for 2025 has been paid in the amount of $1,625.28 on 07/XX/2024. The second installment of town taxes for 2025 has been due in the amount of $1,625.28 on 11/XX/2024. No prior year’s delinquent taxes have been found.	According to payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 8/XX/024 in the amount of $3,971.63 which was applied for the due date of 08/XX/2024. The current P&I is $XX with an interest rate of 6.500%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per the tape data, the subject property is a primary residence.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR#1 has xx
BWR#2 has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report reflects as is conditions, but photos addendum shows water leakages in the basement and uncovered patio. Estimated cost to cure is not available in the loan file. Updated 1004D/completion report is missing from the loan file and final CD does not reflect escrow holdback amount. xx search shows an estimated value of $XXK. Current UPB is $XXK."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXK. Subject was listed for $XXK. Comp #1 with a sales price of $XXK, is closest to the subject property. xx search shows an estimated value of $XXK. Current UPB is $XXK."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	747
28728770	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	768	Not Applicable	48.295%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originated onxx
No active judgments or liens have been found.
The annual combined town taxes for 2023 have been paid in the amount of $8,369.99 on 12/XX/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 7/XX/2024 in the amount of $2,535.11 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XX with an interest rate of 6.375%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The loan is performing.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB is $XX.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.58 years on the job as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows estimated value at $XXK. Current UPB $XXK."
* Loan does not conform to program guidelines (Lvl 3) "Subject loan is conventional, purchase, primary case and approved atxx LTV. The tape shows excessive third-party contributions. As per the final CD, seller credit is $11,017.67 and loan amount is $XXK. Calculated IPC is 4.173%."	* ComplianceEase TILA Test Failed (Lvl 2) "xx. Calculated finance charge is $331,219.90 for an under disclosed amount of $24.78. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on 2/XX/2024 and the SOL will expired on February 2024."
																																																																																								* Final Application Incomplete (Lvl 2) "Final application was electronically signed on 2/XX/2024 before the closing date of 2/XX/2024."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57375824	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	43.864%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originated on xx.
There is an active building violation xx on the subject property.
The first and second installments of town taxes for 2023 were paid in the amount of $6784.69.
The first installment of town taxes for 2024 is due on 9/XX/2024 in the amount of $4,677.84.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/XX/024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $5,282.59, which was applied for the due date of 8/XX/024. The current P&I is $XX with an interest rate of 7.875%. The UPB is $xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 8/XX/024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $5,282.59, which was applied for the due date of 8/XX/024. The current P&I is $XX with an interest rate of 7.875%. The UPB is $xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has 2.66 years on the job as a XX at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to fees charged $22,445.18 fees threshold $17,430.80 over by +$5,014.38.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $13,865.00
Points - Loan Discount Fee paid by Borrower: $7,525.18
Underwriting Fee paid by Borrower: $1,055.00

Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to fees charged $22,445.18 fees threshold $17,430.80 over by +$5,014.38.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $13,865.00
Points - Loan Discount Fee paid by Borrower: $7,525.18
Underwriting Fee paid by Borrower: $1,055.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.86%. Tape shows employment misrepresentation. Further details were not provided. BWR defect. The subject loan originated onxx, and the 3-year SOL is active. BWR has 2.66 years on the job as XX at xx, and $47K equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7387097	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	650	Not Applicable	36.905%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage was originated on xx. There is an active junior mortgage against the subject property in favor of xx in the amount of $xx which originated on xx. The loan amount of junior mortgage is greater than subject mortgage $452,000.00. The 1st and 2nd installments of city taxes for 2025 were paid in the total amount of $4,564.53 on 08/XX/2024 & 11/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 07/XX/2024, the borrower is currently 5 months delinquent with the loan, and the next due date is 03/XX/2024. The last payment was received on 04/XX/2024 in the amount of $3,516.88 which was applied for the due date of 02/XX/2024. The current monthly P&I is $XX with an interest rate of 5.500%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 07/XX/2024, the borrower is currently 5 months delinquent with the loan, and the nexxt due date is 03/XX/2024. The current UPB reflected as per the payment history is $XX.
As per the servicing comment dated 05/XX/2024, the reason for default is loss of income.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per servicing comment dated 5/XX/2024, the subject property is xx.
Borrower has 2.75 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows as prior indem that required repurchase if the borrower became 120 days delinquent. Borrower did go 120 days delinquent, so repurchase is required. As per payment history as of 07/XX/2024, the borrower is currently 5 months delinquent with the loan, and the next due date is 03/XX/2024. The current UPB is $417,921.64. Further details were not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	686	Not Applicable
22678030	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	775	42.994%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originated xx. No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $702.00. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 8/XX/024, the borrower is current with the loan and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $1,862.85 which was applied to the due date of 8/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 7.500%.	Collections Comments:The loan is currently performing and the nexxt due date is 9/XX/024.
The last payment was received on 8/XX/024 in the amount of $1,862.85 which was applied to the due date of 8/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
The appraisal report shows the subject is as-is. Photo addendum shows that subject is in C3 condition. Our buildings and foundations are deteriorated and in bad condition. The deteriorated and bad condition of the foundation and our buildings is a health and safety issue. Tape shows that the subject has a health and safety issue. CCs do not show damage. We are unable to determine whether the repairs have been completed or not.
BWR1 employment details are not available as BWR1 income not used for qualification.
BWR2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 42.99%. Tape shows mortgage debt miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, equity in the subject."
																																																																																						* Property Marketability Issues (Lvl 4) "The appraisal report is as-is; the tape and photo addendum show that the outbuilding located on the subject lot is in poor condition and poses a health and safety hazard, and the foundations built for the other outbuilding are deteriorated and in bad condition. Further details not provided. XX search shows an estimated value of $XXK. Current UPB is $XXK."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	765	Not Applicable
80478301	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.875%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	749	Not Applicable	43.937%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2023 were paid in the amount of $9,349.86 on 11/XX/023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 08/XX/2024 in the amount of PITI of $4,512.89, which includes the P&I of $3,625.35, which was applied for the due date of 08/XX/2024. The current rate of interest is 7.875%. The current UPB is $xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current UPB is $XX.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Subject loan is NOO cashout refinance. Tape shows reserve issue on the subject loan. Total verified assets of $36K make up for only 7 months of PITI reserve. Further details not found."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32532026	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	38.845%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 8/XX/2024, the subject mortgage originated on xx. No active judgments or liens have been found. The first and second installments of county taxes for 2023-2024 have been paid in the total amount of $11,633.16 on 12/XX/2023 and 03/XX/2024.	As per the review of payment history as of 08/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 8/XX/2024 in the amount of $6,185.80 which was applied for the due date of 08/XX/2024. The current P&I is $XX with an interest rate of 8.125%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 08/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The last payment was received on 8/XX/2024 in the amount of $6,185.80 which was applied for the due date of 08/XX/2024. The current P&I is $XX with an interest rate of 8.125%. The current UPB reflected as per the payment history is $XX
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Borrower has been SE for 5 years at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the second appraisal with corrections related to ownership of xx, which is less than 3 business days prior to closing." * Loan does not conform to program guidelines (Lvl 3) "The tape shows HPML loan and Infinity CE result also failed HPML test. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.440% exceeds APR threshold of 8.400% over by +0.040%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d). The subject loan is escrowed. Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 8.440% exceeds APR threshold of 8.400% over by +0.040%. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	595	Not Applicable
69066061	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$1,412.40	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.250%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	765	Not Applicable	32.489%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage originated on xx.
There are two active prior mortgages against the subject property that were recorded prior to the subject mortgage. The first senior mortgage was recorded on 08/XX/2022 in the amount of $xx with the xx with instrument | book/page xx.
No active judgments or liens were found.
The first, second, and third installments of combined taxes for 2023 have been paid in the total amount of $4,162.94 on 08/XX/2023 and 6/XX/2024.
The annual county tax for 2024 has been paid in the amount of $822.50 on 06/XX/2024.
The second and third installments of combined taxes for 2025 have been due in the total amount of $2,764.56 on 10/XX/2024 and 01/XX/2025.
The 1st installment of combined taxes for 2024 is past-due in the amount of $1,412.40 on 08/XX/2024 and good through 08/XX/2024.
As per the review of payment history as of 08/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 08/XX/2024 in the amount of $3,671.22, which was applied for the due date of 8/XX/024. The current P&I is $XX with an interest rate 8.250%. The UPB is $xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 08/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The last payment was received on 08/XX/2024 in the amount of $3,671.22, which was applied for the due date of 8/XX/024. The current P&I is $XX with an interest rate 8.250%. The UPB is $xx
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per the tape data, the subject property is an investment property.
No comments have been found stating the borrower’s income was impacted by COVID-19.
The borrower has been xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows adjusted sales price not supported. Review of the appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXK. Comp #2 with a sales price of $XXK, is closest to the subject property. XX search shows an estimated value of $XXK. Current UPB is $XXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39898158	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	793	775	2.343%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/XX/2024, the subject mortgage was originated xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of $2,421.83 on 01/XX/2024.
The annual school taxes for 2023 have been paid in the amount of $3,355.72 on 09/XX/2023.
No prior year’s delinquent taxes have been found.
According to payment history as of 8/XX/024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $2,222.98 (PITI), which was applied for the due date of 8/XX/024. The current P&I is $XX with an interest rate of 7.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 8/XX/024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $2,222.98 (PITI), which was applied for the due date of 8/XX/024. The current P&I is $XX with an interest rate of 7.875%. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per the tape data, the subject property is an investment property.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR1 has been xx
BWR2 has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan is a NOO and was approved at 30.164%. Tape shows lender did not include BWR primary residence rental expense in DTI. Revised DTI is 68%. Further details not provided. Lender defect. The subject loan originated xx, and $56k equity in the subject."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26640179	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	776	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/XX/2024, the subject mortgage was originated on xx.
No active liens or judgments have been found.
The first, second, and third installments of town taxes for 2024 were paid in the amount of $1,621.82.
The annual utilities/MUD taxes for 2024 were paid on 7/XX/2024 in the amount of $333.40.
The first, second, and third installments of town taxes for 2025 were due in the amount of $1,788.36.
No prior year’s delinquent taxes have been found.	As per the payment history as of 8/XX/024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 7/XX/2024 in the amount of $3,340.68, which was applied for the due date of 8/XX/024. The current P&I is $XX with an interest rate of 8.125%. The current UPB reflected as per payment history is $xx	Collections Comments:The current status of the loan is performing.
As per the payment history as of 8/XX/024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The last payment was received on 7/XX/2024 in the amount of $3,340.68, which was applied for the due date of 8/XX/024. The current P&I is $XX with an interest rate of 8.125%. The current UPB reflected as per payment history is $XX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00. Net operative income is $48,000.00 and annual payments (debt service) are $50,850.60. DSCR ratio is 0.94."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan was approved with a DSCR of 0.94. Tape shows CPA could not confirm accuracy or completeness of P&L provided. Review of loan document shows CPA letter and P&L are missing from the loan file."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Final Loan approval is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4284508	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$6,606.77	XX	7.375%	480	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	794	787	48.160%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the UT dated 8/XX/2024, the subject mortgage was originated xx. No active judgments or liens were found. The 1st and 2nd installments of 2023-24 county taxes were paid on 12/XX/2023 and 4/XX/024 in the total amount of $48,229.72. No prior year’s delinquent taxes were found.	As per PH as of 8/XX/024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $6607.77 (interest-only) which was applied to the due date of 8/XX/024. The current UPB is $xx and the interest rate is 7.375%. Note contains interest only payment provision for 120 months.	Collections Comments:The current status of the loan is performing. As per PH as of 8/XX/024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB is $XX00 and the interest rate is 7.375%. The appraisal report is in as-is condition. The supplemental addendum of the subject appraisal indicates exxposed beams, missing drywall, as well as flooring in the bonus room. The estimated cost to cure is $10K. CCs do not show any damage. BWR has 7.3 years on the job as xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is in as-is condition. The supplemental addendum of the subject property shows that exposed beams, missing drywall, as well as flooring in the bonus room were noted. The estimated cost to cure is $10K. Updated 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the qualified mortgage interest only test. A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal.

This loan failed the qualified mortgage loan term test. A qualified mortgage is a covered transaction for which the loan term does not exceed 30 years."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $2,410,877.02. Calculated finance charge is $2,412,086.56 for an under disclosed amount of -$1,209.54. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on 5/XX/2024 and the 3-year SOL is active.

Loan failed TILA Foreclosure Rescission finance charge test. Finance charge disclosed on final CD as $2,410,877.02. Calculated finance charge is $2,412,151.56 for an under disclosed amount of -$1,274.54. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on 5/XX/2024 and the 3-year SOL is active.

TRID total of payment disclosed on final CD as $3,487,936.52. Calculated total of payments is $3,489,466.06 for an under disclosed amount of -$1,529.54. The disclosed total of payments of $3,487,936.52 is not considered accurate because it is understated by more than $100."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan failed the loan term test. The loan term exceeds 30 years. Mortgages must not have terms exceeding 30 years to be eligible for sale to Fannie Mae.

This loan failed the amortization test. The loan has a date creditor received application before January 10, 2014, the loan contains an interest-only feature."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.16%. Tape and file show VVOE at closing is not in file. Further details were not provided. Lender defect. The subject loan originated on xx, and $5.8M equity in the subject." Subject was acquired by BWR on 10/XX/1 for $4.475M and the subject property was free and clear prior to the subject $1.075M mortgage."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99223216	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.999%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	811	Not Applicable	38.483%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2023 were paid in the amount of $4,845.75 on 02/XX/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/XX/024, the borrower is current with the loan, and the next due date is 10/XX/024. The last payment was received on 8/XX/024 in the amount of $2,928.88 (PITI), which was applied for the due date of 9/XX/024. The current P&I is $XX with an interest rate of 7.99%. The UPB is $xx

Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 8/XX/024, the borrower is current with the loan, and the nexxt due date is 10/XX/024. The last payment was received on 8/XX/024 in the amount of $2,928.88 (PITI), which was applied for the due date of 9/XX/024. The current P&I is $XX with an interest rate of 7.99%. The UPB is $xx
No foreclosure activity has been found.
According to updated title report dated 8/XX/2024, there is a notices of commencement filed in xx, against the subject property located at xx. The amount is not mentioned in the supportive document. File does not show completion.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape and file show a large deposit of $24K was not documented. Total available assets as per review of the bank statement are $107,791.98, satisfying the cash to close requirement of $74,983.35. Excluding the $24K large deposit, BWR still has funds to close. Further details were not provided. The subject loan originated on 06/XX/2024, and a 3-year SOL is active. BWR has been SE for 1.2 years at xx with a FICO of 881, 0X30 since origination, and $80k equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $11,075.00 exceeds fees threshold of $9,327.33 over by +$1,747.67.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $7,900.00
Points - Loan Discount Fee paid by Borrower: $1,580.00
Underwriting Fee paid by Borrower: $1,595.00.

Loan failed ComplianceEase delivery date test due to the revised loan estimate delivery date is on or after the initial closing disclosure delivery date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in lender credit on final CD dated 06/XX/2024. Initial LE dated 05/XX/2024 reflects non-specific lender credit at $1,185.00. Final CD dated 06/XX/2024 reflect non-specific lender credit at $0.00. This is decrease of +$1,185.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

Loan failed charges that cannot increase test. Initial LE dated 05/XX/2024 does not reflect Points - Loan Discount Fee. Final CD dated  06/XX/2024 reflects Points - Loan Discount Fee at $1,580.00 This is an increase of $1,580.00 for charges that cannot increase. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to Fees charged $11,075.00 exceeds Fees threshold of $9,327.33 over by +$1,747.67.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $7,900.00
Points - Loan Discount Fee paid by Borrower: $1,580.00
Underwriting Fee paid by Borrower: $1,595.00."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20661553	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$4,079.36	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.000%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	773	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage originated on xx.
There are 6 civil judgments found against the borrower in the total amount of $704,102.24 filed by different plaintiffs and recorded on different dates.
There are 3 credit card judgments found against the borrower in the total amount of $2,923.67 filed by different plaintiffs and recorded on different dates.
There are 10 state tax liens found against the subject borrower in the total amount of $314,725.74 filed by different plaintiffs, which were recorded on different dates.
The 1st installment of town taxes for 2024 was paid in the amount of $1,862.14 on 04/XX/2024.
The 2nd and 3rd installments of town taxes for 2024 are delinquent in the total amount of $4,079.36, which is good through 8/XX/2024.
According to the payment history as of 09/XX/2024, the borrower is current with the loan, and the next due date is 10/XX/2024. The last payment was received on 09/XX/2024 in the amount of $4,071.93, which was applied for the due date of 09/XX/2024. The current monthly P&I is $XX with an interest rate of 10.00%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 09/XX/2024, the borrower is current with the loan, and the nexxt due date is 10/XX/2024. The current UPB reflected as per the payment history is $XX. No evidence has been found regarding the current or prior foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. No modification or forbearance details are available in collection comments. No information has been found related to damage or repairs. As per tape data, the property occupancy is stated as investment. No comments have been found stating the borrower’s income was impacted by Covid-19. BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject closed as business purpose NOO DSCR loan but is OO as BWR is occupying the property. Loan closed as business purpose loan." * Missing Initial 1003_Application (Lvl 3) "The initial application signed by the loan originator is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as NOO DSCR at 1.17. Tape shows BWR misrepresentation as BWR occupied property and subject is OO. Income and credit docs not in file. Further details not in file. BWR defect. Subject originated xx and has $120K equity in subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	672	Not Applicable
70598022	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Unavailable	28.404%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 08/XX/2024, the subject mortgage was originated on xx.
There are two active mortgages against the subject property, which were recorded prior to the subject mortgage. The first prior mortgage was recorded on 06/XX/2022 in the amount of $40,000.00 with xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/XX/2024, the borrower is current with the loan. The next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $2,093.11 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XX and the interest rate is 6.625%. The current UPB is $xx

Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan. The nexxt due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $2,093.11 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XX and the interest rate is 6.625%. The current UPB is $XX.
No bankruptcy and foreclosure evidence has been found.
BWR1 has 23.08 years on the job as an assembler at xx.
BWR2 has 31.16 years on the job as an assembler at xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and review of loan file show that the subject loan is a conventional loan and manually underwritten on a manufactured home. Tape states that manual underwrite is not acceptable for this property as BWR does not have any active credit. 1008 and credit report in file show BWR had 4 prior trade lines, all 0X30 PIF in 2018. No recent open credit. BWRs both have 10 plus years as xx. Further details were not provided."	* Property is Manufactured Housing (Lvl 2) "The home is affixed.
																																																																																								As per the appraisal report located at xx. The XX endorsement is incorporated with the final title policy. As per the UT, the manufactured home rider is located at xx.		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89088511	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	47.006%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/XX/2024, the subject mortgage was originated on xx.
 There is a prior certificate of judgment (civil judgment) active against the subject borrower in favor of xx.
No prior year’s delinquent taxes have been found.	The loan was originated on xx. The borrower did not start the first payment of the loan. According to payment history tape data as of 8/XX/024, the current P&I is $XX and the interest rate is 7.000%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx. The borrower did not start the first payment of the loan. According to payment history tape data as of 8/XX/024, the current P&I is $XX and the interest rate is 7.000%. The current UPB is $XX.
No bankruptcy and foreclosure evidence has been found.
BWR has 4.66 years on the job as a xx.
Unable to confirm the current condition and occupancy status of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails delivery and timing test for revised closing disclosure dated 7/XX/2024. Document tracker is missing and 3 business days were added to get receipt date 8/XX/024 which is after from the consummation date of 7/XX/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 06/XX/2024 reflects Processing Fee at $885.00. Final CD dated 07/XX/2024 reflects Processing Fee at $950.00. This is an increase in fee of +$65.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on 7/XX/2024, and the 1-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows subject is a condo that was part of a condo HOA that dissolved. Review of file shows subject is an attached SF in a neighborhood of similar type homes. File shows need to insure like a SF property. Further details were not provided. xx search shows an estimated value of $XXK. Current UPB is $XXK."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62207261	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	38.056%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 08/XX/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	The loan was originated on 7/XX/024 with the first payment date of 9/XX/024. The borrower did not start the first payment of the loan. According to payment history as of 8/XX/2024, the current P&I is $XXnd the interest rate is 7.250%. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
The loan was originated on xx. The borrower did not start the first payment of the loan. According to payment history as of 8/XX/2024, the current P&I is $XXnd the interest rate is 7.250%. The current UPB is $XX
No bankruptcy and foreclosure evidence has been found.
BWR receives SSI, or retirement income.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that this loan closed on a property with non-warrantable condo insurance deductible. Review of the loan file shows that the condo does not have adequate master insurance coverage. Further details are not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5336999	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,070.36	XX	5.500%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	746	Not Applicable	46.965%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$2,922.98	01/XX/2023	Change of Terms	As per the updated title report dated 08/XX/2024, the subject mortgage was originated on xx.
There is a state tax lien against borrower xx.
The annual combined taxes for 2023 were paid in the total amount of $1,726.56 on 11/XX/2023.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 9/XX/024 in the amount of $3,919.97 (PITI), which was applied for the due date of 8/XX/024. The current P&I is $XX with an interest rate of 5.50%. The current UPB reflected as per payment history is $xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of 9/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per payment history is $XX.
The loan was modified on 11/XX/022 with the principal balance of $514,800.00.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 11/XX/2022. As per the modified term, the new principal balance is $xx. The monthly P&I is $XX with an interest rate of 5.500% beginning on 1/XX/023 and a maturity date of 12/XX/052. The loan has been modified once since origination.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed qualified mortgage APR threshold test due to APR calculated 5.224% exceeds APR threshold of 5.160% over by +0.064%.

Loan failed qualified mortgage interest only test due to this loan is an interest only loan."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 5.224% exceeds APR threshold of 5.160% over by +0.064%.

Loan failed GSE (Fannie Mae Public Guidelines) amortization test due to the loan has a date creditor received application on or after xx and the loan is not fully amortizing."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents. Post close transmittal summary is located at xx.	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.96%. The tape shows an increase in DTI at 56%. Lender defect. Further details were not provided. The subject loan originated on xx equity in the subject."
* Compliance Testing (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.224% exceeds APR threshold of 4.410% over by +0.814%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.733% exceeds APR threshold of 4.410% over by +1.323%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.965% as the borrower’s income is xx and total expenses are in the amount of $4,207.12 the loan was underwritten by DU Locator# xx and its recommendation is approve/eligible with a DTI of 46.97%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76111775	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$833.25	XX	4.750%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	779	20.157%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.125%	$2,699.99	02/XX/2023	Change of Terms	According to the updated title report dated 8/XX/2024, the subject mortgage was originated onxx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of $2,442.26.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 10/XX/024. The last payment was received on 9/XX/2024 in the amount of $3,184.90 which was applied to the due date of 9/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 7.125%.

Collections Comments:The loan is currently performing and the nexxt due date is 10/XX/024.
The last payment was received on 9/XX/2024 in the amount of $3,184.90 which was applied to the due date of 9/XX/024. The unpaid principal balance is $XX.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has xx
BWR2 has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on 9/XX/2022 between the borrowers xx. As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $XX and an interest rate of 7.125% beginning on 2/XX/023 until the maturity date of 1/XX/053.

Initial Escrow Acct Disclosure Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* Compliance Testing (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID total of payment disclosed on final CD as $777,358.21. Calculated total of payments is $792,581.32 for an under disclosed amount of -$15,223.11. The disclosed total of payments of $777,358.21 is not considered accurate because it is understated by more than $100. Subject loan is refinance case, originated on 2/XX/2022 and the 3-year SOL is active.

TRID rescission total of payment disclosed on final CD as $777,358.21. Calculated total of payments is $792,581.32 for an under disclosed amount of -$15,223.11. The disclosed total of payments of $777,358.21 is not considered accurate because it is understated by more than $100. Subject loan is refinance case, originated on 2/XX/2022 and the 3-year SOL is active."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $374,051.21. Calculated finance charge is $388,764.32 for an under disclosed amount of -$14,713.11. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as $374,051.21. Calculated finance charge is $388,829.32 for an under disclosed amount of -$14,778.11. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on 2/XX/2022 and the 3-year SOL is active.

Loan failed TILA APR test due to calculated APR 4.982% exceeds APR threshold of 5.183% under disclosed by -0.201%."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan failed GSE (Fannie Mae Public Guidelines) amortization test due to the loan has a date creditor received application before January 10, 2014, the loan contains an interest-only feature and certain transactions are not eligible for delivery to Fannie Mae with an interest-only feature.

This loan failed the qualified mortgage interest only test. A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage that does not allow the consumer to defer repayment of principal."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXK. Comp #2 with a sales price of $XXK, is closest to the subject property. xx search does not shows an estimated value. Current UPB is $XXK."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.183% exceeds APR threshold of 4.640% over by +0.543%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.183% exceeds APR threshold of 4.640% over by +0.543%. Subject loan is escrowed."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85144304	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,599.06	XX	5.375%	480	xx	xx	xx	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	No	No	753	Not Applicable	33.765%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage was originated on xx.
There are two junior mortgages against the subject property. The first junior mortgage against the subject property in favor of xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023-2024 were paid in the total amount of $5,153.18 on 12/XX/2023 and 04/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/XX/2024, the borrower is current with the loan, and the next due date is 10/XX/2024. The last payment was received on 09/XX/2024 in the amount of $2,615.46 which was applied for the due date of 09/XX/2024. The current monthly P&I is $XX with an interest rate of 5.375%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/XX/2024, the borrower is current with the loan, and the nexxt due date is 10/XX/2024. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per collection comment dated 05/XX/2023, the FEMA disaster was declared on xx. CCs do not show damages.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows that Note P&I does not match calculated P&I. Review of loan file shows that the loan program is CORE 40YR Fixed IO and monthly payment on note is $1599.06. Further details were not provided."	* Compliance Testing (Lvl 3) "Tape shows loan fails compliance test. Subject loan originated as a xx.	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed GSE (Fannie Mae public guidelines) loan term test due to the loan term exceeds 30 years. Mortgages must not have terms exceeding 30 years to be eligible for sale to Fannie Mae."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82260826	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$40,278.31	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$5,392.97	XX	7.375%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	779	768	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/XX/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for 2023 were paid partially in the amount of $3,847.07 on 08/XX/2024.
The annual combined taxes for 2023 were paid in the amount of $8,786.33 on 01/XX/2023.
The 2023 combined annual taxes have been delinquent in the amount of $40,278.31 which were due on 01/XX/2024 and good through 08/XX/2024. The total delinquent tax amount is more than 4% of the loan amount $877,500.00.	According to the payment history as of 09/XX/2024, the borrower is current with the loan, and the next due date is 10/XX/2024. The last payment was received on 9/XX/2024 in the amount of $5,392.97, which was applied for the due date of 09/XX/2024. The current monthly P&I is $XX with an interest rate of 7.375%. The current UPB reflected as per the payment history is $xx
As per the note interest-only period for 120 months.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/XX/2024, the borrower is current with the loan, and the nexxt due date is 10/XX/2024. The current monthly P&I is $XX with an interest rate of 7.375%. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is investment.
The loan was originated on xx.
As per collection comment dated 06/XX/2024, the FEMA disaster was declared on 06/XX/2024 for xx. CCs do not show damages.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows defect as previously DQ. Further details were not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42506819	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	Yes	765	Not Applicable	45.243%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/XX/2024, the subject mortgage originated on xx.
There is a code enforcement lien on the subject property in favor of the xx.
The 2023 county annual taxes were paid in the amount of $6,986.39 on 01/XX/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/XX/024, the borrower is current with the loan, and the next due date is 10/XX/024. The last payment was received on 9/XX/024 in the amount of $5,582.28 which was applied for the due date of 9/XX/024. The current monthly P&I is $XX with an interest rate of 9.625%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/XX/024, the borrower is current with the loan, and the nexxt due date is 10/XX/024. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per tape data, the subject property has been occupied by the owner.
No information has been found stating the borrower’s income was impacted by COVID-19.
BWR has been SE for 9.33 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan fails compliance test. Subject loan originated as a xx.
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 11/XX/2023 does not reflect Appraisal Re-Inspection Fee. Final CD dated 01/XX/2024 reflects Appraisal Re-Inspection Fee at $225.00. This is an increase in fee of $225.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on closing disclosure dated 01/XX/2024. Initial CD dated 12/XX/2023 reflects lender credit at $8,563.75. Revised CD dated 01/XX/2024 reflects lender credit at $5,270.00. This is decrease of -$3,293.75 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan file.
Subject loan is a purchase, originated on 1/XX/2024, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan program is non-QM loan and is HPML and loan closed without two appraisals. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test due to an APR calculated at 10.045% exceeds APR threshold of 8.480% over by +1.565%. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95293866	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	41.645%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 8/XX/2024 shows that the subject mortgage was originated on xx.
There is an active civil judgment against the borrower xx.
There is an active state tax lien against the borrower xx.
The 1st and 2nd instalments of combined taxes for 2024 have been paid off in the amount of $2,592.64 on 2/XX/2024.
The 1st and 2nd installments of school taxes for 2024 have been paid off in the amount of $6,851.87 on 05/XX/2024.
The annual village taxes for 2024 have been paid in the amount of $3,252.85 on 07/XX/2024.	According to the payment history as of 9/XX/2024, the borrower is current with the loan. The last payment was received on 8/XX/024 in the amount of $7,928.78 (PITI) applied for the due date of 8/XX/024 and the next due date for payment is 9/XX/024. The P&I is in the amount of $5,388.95 with an interest rate of 7.00%. The UPB reflected as per the payment history tape data is in the amount of $xx	Collections Comments:The loan is performing.
According to the payment history as of 9/XX/2024, the borrower is current with the loan. The UPB reflected as per the payment history tape data is in the amount of $xx.
The loan has never been modified since its origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows previously delinquent. According to the payment history as of 9/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024, and the current UPB is $xx
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 03/XX/2023 reflects Appraisal Fee at $675.00. Final CD dated 06/XX/2023 reflects Appraisal Fee at $705.00. This is an increase in fee of +$30.00 for charges that cannot increase.

TRID violation due to decrease in lender credit on closing disclosure dated 06/XX/2023. Initial LE dated 03/XX/2023 reflects lender credit at $20,858.00. Final CD dated 06/XX/2023 reflects lender credit at $3,037.50. This is decrease of -$17,820.50 for fee which has 0% tolerance test.
																																																																																								Subject loan is a purchase, originated on 06/XX/2023, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48663436	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	39.068%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/XX/024 shows that the subject mortgage originated on xx.
There is a HOA lien against the subject property in favor of xx.
There are two active junior credit card judgments available in the updated title report against xx.
The annual county taxes for 2023 were paid in the amount of $3,093.44 on 12/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower is current with the loan and the next due date is 09/XX/2024. The last payment was received on 8/XX/2024 in the amount of PITI $1,932.24 which was applied for the due date of 08/XX/2024. The current P&I is $XX and the rate of interest is 5.00%. The current UPB is $xx. As per the collection comment dated 11/XX/022, the borrower made payments of two months on 11/XX/022.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 08/XX/2024, the borrower is current with the loan and the nexxt due date is 09/XX/2024. The current UPB is $XX.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/XX/2019 does not reflect Points - Loan Discount Fee. CD dated 11/XX/2019 reflects Points - Loan Discount Fee at $2,623.00. This is an increase in fee of $2,623.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx.
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit document is missing in the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11686999	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	703	44.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 9/XX/024, the subject mortgage was originated on xx. There is transcript of judgment (civil judgment) open against the borrower in the amount of $2,549,729.67 with xx which was recorded on 6/XX/023. The annual county taxes for 2023 were paid in the amount of $4,271.87 on 1/XX/2024. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 8/XX/2024, the borrower is current with the loan and the next due date of payment is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $1,480.00 which applied for 8/XX/024. The current P&I is $XXith an interest rate of 3.500%. The UPB as of the date mentioned in the updated payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the review of payment history as of 8/XX/2024, the borrower is current with the loan and the nexxt due date of payment is 9/XX/024. The current P&I is $XXith an interest rate of 3.500%. The UPB as of the date mentioned in the updated payment history is $XX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the latest BPO dated 7/XX/2024 xx, the subject property is owner-occupied and in average condition.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR1 has 5.33 years on the job as a XX with xx.
BWR2 xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.91% as the borrower’s income is xx and total expenses are in the amount of $3,605.14 and the loan was underwritten by DU Locator xx and its recommendation is Approve/Eligible with a DTI of 44.91%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	610	668
15878838	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	Not Applicable	48.358%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.250%	$923.71	08/XX/2022	Financial Hardship	As per the review of the updated title report dated 8/XX/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. The 1st and 2nd installments of county taxes for the year 2023-2024 were paid on 6/XX/2024 and 8/XX/2024 in the total amount of $8,978.80. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $1,763.60, which was applied for the due date of 8/XX/024. The current P&I is $XXith an interest rate of 4.250%. The current UPB reflected as per payment history is $xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per payment history is $XX.
As per the servicing comment dated 09/XX/2022, the reason for default is exxcessive obligations.
The loan was modified on 07/XX/2022.
The notice of lis pendens located at xx. Further details were not provided.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the latest BPO dated 7/XX/2024, located at xx, the subject property is owner-occupied; the subject appears to be in average exxterior condition.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has been xx
Foreclosure Comments:The notice of lis pendens located at xx. Further details were not provided.
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx with an effective date of 07/XX/2022 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 4.25% starting on 08/XX/2022 and continuing until the new maturity date of 03/XX/2060. There is no deferred balance or principal forgiven amount.	Missing Dicsloures Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.36%, as the borrower’s income is $3,143.00, and total expenses are in the amount of $1,519.90. The loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 48.36%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	698	Not Applicable
54476938	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	2.625%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	47.733%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/XX/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. The first and second installments of county taxes for 2024 were paid in the amount of $3,844.17. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower is current with the loan and the next due date is 09/XX/2024. The last payment was received on 8/XX/024 in the amount of PITI $1,595.08 which was applied for the due date of 08/XX/2024. The current P&I is $XX and the rate of interest is 2.625%. The current UPB is $xx. As per the collection comment dated 01/XX/2023, the borrower made bulk payment in the amount of $7,219.05.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 08/XX/2024, the borrower is current with the loan and the nexxt due date is 09/XX/2024. The current UPB is $XX.
As per the comment dated 11/XX/2022, the borrower's income was impacted by COVID-19. The borrower was approved for the COVID-19 FB plan that was started on 11/XX/2022 and ended on 2/XX/2023. Further details are not provided.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy related details have been found.
As per the collection comment dated 11/XX/2022, the subject property was occupied by the owner.

BWR receives non-educational VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated 12/XX/2021 does not reflect Lock Extension Fee. Final CD dated 02/XX/2022 reflects Lock Extension Fee at $1,288.00.
Initial LE dated 12/XX/2021 reflects Credit Report Fee at $53.00. Final CD dated 02/XX/2022 reflects Credit Report Fee at $73.40.
This is an increase in fees of $1,308.40 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx, and the 3-year SOL has expired."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 2/XX/2022 and the loan closed on 2/XX/2022. No lock extension found."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	654	Not Applicable
3582779	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.875%	360	xx	xx	xx	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	xx	Investor	No	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.875%	$1,527.87	06/XX/2016	Financial Hardship	According to the updated title report dated 9/XX/2024, the subject mortgage was originated on xx.
There is a municipal lien in favor of xx. The property address is not available on the supporting document.
There is a state tax lien against the borrower in favor of xx. The SSN# mentioned on the supporting document is inconsistent with the subject borrower to confirm whether this lien is against the subject property.
There is a credit card judgment against the borrower in favor of xx.
The first and second installments of county taxes for 2023 were paid in the amount of $5,858.24.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 8/XX/2024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 8/XX/024 in the amount of $2,123.06 which was applied to the due date of 7/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 4.875%.
Tape shows the deferred balance is $4,583.61.
As per the deferral agreement located at xx.

Collections Comments:The loan is currently performing and the nexxt due date is 8/XX/024.
The last payment was received on 8/XX/024 in the amount of $2,123.06 which was applied to the due date of 7/XX/024. The unpaid principal balance is $XX.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 8/XX/2024, the forbearance plan was requested for 3 months.
As per the comment dated 8/XX/2024, the reason for default is illness of the borrower.
As per the comment dated 8/XX/2024, the subject property is owner occupied.
As per the comment dated 2/XX/2024, there is a deferral for 1 month. As per the deferral agreement located at xx.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on 6/XX/2016 between the borrower xx. As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $XX and an interest rate of 4.875% beginning on 6/XX/016 until the maturity date of 5/XX/046. The lender agreed to forgive the principal amount of $35,467.24. The interest bearing balance is $288,709.58. The forgiven amount exceeds 2% of the modified principal balance.	Credit Application
Final Truth in Lending Discl.
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and review of the loan documents show regulatory compliance tests could not be tested as the final HUD-1, ROR, TIL, and GFE disclosure are missing from the loan documents. Further details not provided. Per statute, the 3 year SOL has expired."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard Insurance is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31026647	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	47.829%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.708%	$1,048.73	02/XX/2020	Financial Hardship	As per the review of the updated title report dated 09/XX/2024, the subject mortgage originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
There is civil judgment found against the borrower in favor of xx.
There is a prior civil judgment found against the subject borrower in favor of xx.
There is a certificate of sale for an unpaid sewer lien found against the subject property in favor of Sxx. This certificate of sale for an unpaid sewer lien has been redeemed on 3/XX/016.
The 1st, 2nd, and 3rd installments of town taxes for 2024 were paid in the total amount of $6,073.83 on different dates.
The 4th installment of town taxes for 2024 was due in the amount of $2,029.43 on 11/XX/024.
The 1st and 2nd installments of town taxes for 2025 were due in the total amount of $4,051.63 on 02/XX/2025 and 05/XX/2025.
No prior year’s delinquent taxes have been found.

According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $1,991.19 which was applied for the due date of 8/XX/024. The current monthly P&I is $XX with an interest rate of 3.708%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per the payment history is $XX.
The foreclosure was initiated in this loan in 2015, and the notice of Lis Pendens located at xx. The notice of Lis Pendens has been discharged on the xx document located at xx.
According to the PACER, the borrower filed for bankruptcy under Chapter 13 with xx. The bankruptcy was dismissed on 02/XX/2020 and terminated on 03/XX/2020.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:The foreclosure was initiated in this loan in 2015, and the notice of Lis Pendens located at xx.
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under xx plan was filed on xx and confirmed on xx. The borrower has promised to make a monthly mortgage payment of $1,879.55 for 60 months outside the plan. The bankruptcy was dismissed on xx and terminated on xx.	The step modification agreement signed between the borrower xx with an effective date of 2/XX/020 shows the new modified unpaid principal balance is $xx out of which $233,072.96 is interest bearing amount. The borrower agreed to pay the modified monthly P&I of $XX with a modified interest rate of 3.708% starting on 2/XX/020, which will be changed in 2 steps until the new maturity date of 1/XX/060. The rate will change in 2 steps, which ends with 4.353%. As per the modification agreement, the lender has forgiven principal in the amount of $29,132.12. The forgiven amount exceeds 2% of the modified principal balance.	Good Faith Estimate Mortgage Insurance	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows subject is non-compliant HPML loan as the creditor did not provide "Right to Receive Copy" appraisal disclosure to consumer within three (3) business days of application."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 47.82%. The tape shows the subject is a non-compliant ATR loan as the reliable third-party documents to verify BWR's total debt obligations are missing and total DTI could not be verified. Further details were not provided. Lender defect. Subject originated 7/XX/2014, and the 3-year SOL has expired. BWR has been SE at Grace Properties for 7 years, FICO 676, and 0X30 last 24 months."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.036% exceeds APR threshold of 5.710% over by +0.326%. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test due to finance charge disclosed on Final CD as $243,063.28. Calculated finance charge is $245,895.39 for an under disclosed amount of -$2,832.11. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.036% exceeds APR threshold of 5.710% over by +0.326%. The subject loan is escrowed."
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	677	Not Applicable
48188395	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	12.990%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	21.182%	First	Commitment	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$1,105.76	02/XX/2017	Financial Hardship	As per review of the updated title report dated 9/XX/2024, the subject mortgage was originated on xx.
There is a prior mortgage that originated on 7/XX/1999 in favor of xx.
There is a certificate of sale for unpaid municipal lien found against the subject property in the favor of xx.
The first, second and third installments of town taxes for 2024 were paid in the total amount of $6,798.30 on 1/XX/2024, 4/XX/2024 and 8/XX/2024.
The fourth installment of town taxes for 2024 is due on 11/XX/024 in the amount of $2,353.65.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 8/XX/2024, the borrower is current with the loan and the next due date of payment is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $2,052.12 which applied for 8/XX/024. The current P&I is $XX with an interest rate of 3.000%. The UPB as of the date mentioned in the updated payment history is $xx and deferred balance of mod is $3,030.46.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the review of payment history as of 8/XX/2024, the borrower is current with the loan and the nexxt due date of payment is 9/XX/024. The current P&I is $XX with an interest rate of 3.000%. The UPB as of the date mentioned in the updated payment history is $XX and deferred balance of mod is $3,030.46.
The loan modification agreement was made between the borrower and lender on 1/XX/017.
The foreclosure was initiated in 2022 with the loan. The notice of lis pendens shows that the foreclosure complaint was filed on xx, in favor of xx, which was recorded on xx. The loan was modified on xx. Further details are not available.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is occupied by unknown person.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:The foreclosure was initiated in 2022 with the loan. The notice of lis pendens shows that the foreclosure complaint was filed on xx, in favor of xx. The loan was modified on xx. Further details are not available.
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on 1/XX/017. The new modified rate is 3.000% and borrower promises to pay the P&I of $XX which began on 2/XX/017. The new principal balance is $308,884.72. The interest bearing amount is $308,884.72 and the maturity date is 1/XX/057.			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows that initial 1003 is missing and CE tested using an application date of 01/XX/2007. Further details were not provided. Infinity did not perform regulatory compliance tests as the loan is NOO."	* Note has LIBOR Index with Replacement Clause (Lvl 2) "Note states, If the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information. The Note holder will give notice of this choice."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97677339	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	632	Not Applicable	33.633%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,266.94	07/XX/2022	Financial Hardship	The review of the updated title report dated 09/XX/2024 shows that the subject mortgage was originated on xx.

No active liens and judgments have been found against borrower and property.
County annual taxes of 2023 have been paid in the amount of $1,497.20 on 11/XX/2023.
No prior year delinquent taxes have been found.
According to the payment history as of 8/XX/2024, the borrower has been delinquent for 1 month. The last payment was received on 7/XX/2024, which was applied for the due date of 7/XX/024and the next due date for payment is 8/XX/024. The P&I is $XX and PITI is $1,963.46. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 8/XX/2024, the borrower has been delinquent for 1 month. The last payment was received on 7/XX/2024, which was applied for the due date of 7/XX/024and the nexxt due date for payment is 8/XX/024. The P&I is $XX and PITI is $1,963.46. The UPB reflected as per the payment history is $XX.
As per comment dated 1/XX/2023, the RFD is exxcessive obligation.
As per comment dated 2/XX/2024, the subject property is non-owner occupied.
No evidence has been found regarding bankruptcy.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:As per UT dated 9/XX/2024, the foreclosure was initiated in 2009. The lis pendens was filed on xx which was released on xx. The release was recorded on xx.
Bankruptcy Comments:Not Applicable	The loan was modified on 5/XX/2022 with new principal balance of $263,061.88. The borrower promises to pay the new modified P&I of $XX with the new fixed interest rate of 6.000% beginning from 7/XX/022 to the new maturity date of 12/XX/051. Mod consist of 3 steps.	Notice of Servicing Transfer	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows note is a copy. The copy of the original note is located at xx. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Finance Charge test due to calculated finance charge $235,368.27 exceeds disclosed finance charge of $243,380.80 under disclosed by -$8,012.53."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61232288	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	5.500%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.500%	$489.31	10/XX/2019	Financial Hardship	According to the updated title report dated 09/XX/2024, the subject mortgage was originated on xx.
No active liens and judgments have been found.
The 1st and 2nd installments of county  taxes for 2023 were paid in the amount of $2,565.01 on 2/XX/2024 and 7/XX/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/2024. The last payment was received on 8/XX/2024 in the amount of $787.68, which was applied for the due date of 8/XX/2024. The current monthly P&I is $XXith an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx. The PH tape data reflect the deferral amount as $4,155.88. The deferral agreement is located at xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/2024. The current UPB reflected as per the payment history is $XXand the deferred balance is $4,155.88.
The loan was modified on 10/XX/2019 with the principal balance $105,811.03.
No foreclosure activity has been initiated.
As per PACER, the debtor xx.
As per the BPO report dated 8/XX/2023 located at xx the subject property was occupied by the owner. The subject property was in C3 condition and needs some repairs. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the debtorxx. Therefore, the unsecured portion is $xx. The schedule D of the voluntary petition shows the debtors have the intention to surrender the property. The BK was discharged on xx and terminated on xx.	The modification agreement was made between the lender and borrowers on 10/XX/2019. As per the modified term, the new principal balance is $xx. The monthly P&I is $XXith an interest rate of 4.500% beginning on 10/XX/019 and a maturity date of 10/XX/056. The loan has been modified twice since origination.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Mortgage Insurance Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final Hud-1, along with itemization and the estimated HUD, are missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3) "Tape and review of the loan documents show regulatory compliance tests could not be performed as the final HUD-1 is missing from the loan documents. Further details not provided."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan file. xx search shows an estimated value of $xx. Current UPB $xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91773257	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	9.400%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.625%	$601.49	12/XX/2019	Financial Hardship	According to the updated title report dated 09/XX/2024, the subject mortgage originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
There is a municipal lien on the subject property in favor of xx.
There are two state tax liens found against the borrower in the total amount of $73,268.59 filed by the xx, which were recorded on different dates.
There is a credit card judgment against the borrower in favor of xx.
The Borough annual taxes of the year for 2024 are paid in the amount of $716.87 on 05/XX/2024.
The county annual taxes of the year for 2024 are paid in the amount of $163.17 on 04/XX/2024.
The school annual taxes of the year for 2024 are paid in the amount of $1157.17 on 8/XX/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/XX/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is 8/XX/024. The last payment was received on 8/XX/024 in the amount of $874.38, which was applied for the due date of 07/XX/2024. The current monthly P&I is $XXith an interest rate of 6.625%. The current UPB reflected as per the payment history is $xx. As per the deferment agreement dated 9/XX/022, which is located at xx the deferred amount is $601.49.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 8/XX/2024, the borrower is currently 1 month delinquent with the loan, and the nexxt due date is 8/XX/024. The current monthly P&I is $XXith an interest rate of 6.625%. The current UPB reflected as per the payment history is $XX
As per the servicing comment dated 09/XX/2023, the reason for default is medical due to surgery.
No evidence has been found regarding the current or prior foreclosure proceedings.
According to the PACER, the borrower filed for bankruptcy under xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated 9/XX/023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx, the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $43,948.00. The bankruptcy was discharged on xx.	This modification agreement signed between the borrower xx with an effective date of 12/XX/019 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 6.625% starting on 12/XX/019 and continuing until the new maturity date of 11/XX/059. There is no deferred balance or principal forgiven amount.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows that HUD-1, ROR, TIL, Initial GFE, Initial 1003 and appraisal report are missing. Infinity could not perform regulatory compliance tests as a copy of the final HUD-1 or fee itemization is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD-1, and fee itemization are missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan document"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77850400	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	XX	XX	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.630%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	525	Not Applicable	57.994%	First	Final policy	Not Applicable	xx	xx	xx	$4,441.04	2.000%	$343.01	04/XX/2013	Financial Hardship	As per review of the updated title report dated 9/XX/2024, the subject mortgage was originated onxx.
There is a prior mortgage that originated on xx.
There is a junior mortgage that originated on 2/XX/2008 in favor of xx.
The first and second instalments of combined taxes for 2023 were paid in the amount of $639.83 on 2/XX/2024 and 7/XX/2024 respectively.
As per updated title report, no prior year taxes are delinquent.
According to the review of payment history as of 8/XX/2024, the borrower is current with the loan and the next due date of payment is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $585.79 which applied for 8/XX/024. The current P&I is $XXith an interest rate of 4.000%. The UPB as of the date mentioned in the updated payment history is $xx and deferred balance is$6,132.20.	Collections Comments:According to servicing comments, the current status of the loan is in bankruptcy.
According to the review of payment history as of 8/XX/2024, the borrower is current with the loan and the nexxt due date of payment is 9/XX/024. The UPB is $XX
The loan modification agreement was made between the borrower and lender on 3/XX/013.
The foreclosure was initiated in 2011 with the loan. The notice of lis pendens shows that the foreclosure complaint was filed on 1/XX/2011, in favor of xx.
According to the PACER, the debtorxx. The bankruptcy is still active.
As per the exxterior inspection dated 12/XX/2023 located at xx.
As per the servicing comment dated 8/XX/2023, the disaster was declared for severe storms and flooding on 8/XX/2023. CCs in file do not show any damage.
Foreclosure Comments:The foreclosure was initiated in 2011 with the loan. The notice of lis pendens shows that the foreclosure complaint was filed on 1/XX/2011, in favor of xx, which was recorded on xx. As per the summary of FC case located at xx.
Bankruptcy Comments:According to the PACER, the debtor xx the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. The unsecured portion is $0.00. The POC xx . The chapter-13 plan was confirmed on xx. The debtor has committed to pay the trustee the sum of $681 per month for 60 months under the chapter 13 plan. The bankruptcy is still active.	The loan was modified with an effective date of 3/XX/013 and a new principal balance is $112,319.56 to a step modification and the rate started from 2.000% and borrower agreed to pay P&I the amount of $343.01 beginning on 4/XX/023 with a new maturity date of 5/XX/050. The rate changes in 3 steps ending at 4.000%.	Affiliated Business Disclosure Hazard Insurance Initial Escrow Acct Disclosure Notice of Servicing Transfer	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows note is a copy. The copy of the original note is located at xx. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Finance Charge test due to calculated finance charge of $137,739.76 exceeds disclosed finance charge of $138,614.61 for an under disclosed amount of -$874.85.

Loan failed TILA Foreclosure Rescission Finance charge of $137,739.76 exceeds disclosed finance charge of $138,679.61 for an under disclosed amount of -$939.85."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93494909	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.620%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$567.40	06/XX/2020	Financial Hardship	As per the review of the updated title report dated 9/XX/2024, the subject mortgage originated on xx.
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The first and second installments of county taxes for 2024 have been total in the amount of $1,417.96.
According to the payment history as of 8/XX/2024, the borrower is current with the loan. The last payment was received on 8/XX/2024, which was applied for the due date of 9/XX/024 and the next due date for payment is 10/XX/024. The P&I is $XXnd PITI is $941.75. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan. The last payment was received on 8/XX/2024, which was applied for the due date of 9/XX/024 and the nexxt due date for payment is 10/XX/024. The P&I is $XXnd PITI is $941.75. The UPB reflected as per the payment history is $XX
No evidence has been found regarding bankruptcy.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:As per UT dated 9/XX/2024, the foreclosure was initiated in 2016. The complaint was filed on 9/XX/2016. Later the complaint was dismissed and FC file closed on 2/XX/2017. Against, the FC was initiated in 2017. The complaint was filed on 6/XX/2017 and dismissed on 10/XX/2017. The FC was reinitiated in 2019. The complaint was filed on 10/XX/019. The FC file closed due to loss mitigation.
Bankruptcy Comments:Not Applicable	The loan was modified on 4/XX/2020 with new principal balance of $94,637.04. The borrower promises to pay the new modified P&I of $XXith the new fixed interest rate of 6.000% beginning from 6/XX/020 to the new maturity date of 5/XX/050.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Note Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and review of the loan file show Final HUD-1, ROR, TIL, evidence of disbursement date, appraisal report, initial GFE, and initial loan application are missing. Further details not provided."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."
* Note is missing or unexecuted (Lvl 3) "The original note is missing from the loan file. The affidavit of lost note is not available in the loan file. The loan has been modified."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76798433	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	45.207%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.095%	$315.24	07/XX/2022	Financial Hardship	As per the review of the updated title report dated 9/XX/2024, the subject mortgage originated on xx. There is a junior partial claim mortgage against the subject property in favor of xx. There is a civil judgment found against the borrower in favor of xx. The first installment of county taxes for 2023-2024 was paid in the amount of $1,501.97 on 5/XX/024. The second installment of county taxes for 2023-2024 is due in the amount of $1,501.97 on 11/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 8/XX/024 in the amount of $616.82, which was applied for the due date of 7/XX/024. The current monthly P&I is $XXith an interest rate of 3.095%. The current UPB reflected as per the payment history is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The current UPB reflected as per the payment history is $XX
The loan was modified on 7/XX/022 with the principal balance of $79,714.46.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the collection comment dated 5/XX/023, the subject property was damaged due to wind on 11/XX/022. Unable to determine the actual loss amount. The loss draft check was received in the amount of $5,026.46 on 5/XX/2023. As per the collection comment dated 10/XX/2023, the 55% repairs were completed. Further details are not provided.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx with an effective date of 7/XX/022 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $XXith an interest rate of 3.095% starting on 7/XX/022 and continuing until the new maturity date of 8/XX/056.		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows HUD and MI certificate are missing. Review of the loan file shows HUD-1 is available and CE was tested. MI certificate is available in the loan file. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test." * ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test due to finance charge disclosed on final TIL as $116,049.73. Calculated finance charge is $116,485.15 for an under disclosed amount of -$435.42. This loan failed the TILA foreclosure rescission finance charge test due to finance charge disclosed on final TIL as $116,049.73. Calculated finance charge is $116,550.15 for an under disclosed amount of -$500.42."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	482	Not Applicable
52479799	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	XX	XX	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.950%	120	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$488.19	06/XX/2023	Financial Hardship	As per the review of the updated title report dated 09/XX/2024, the subject mortgage originated on xx. There are three credit card judgments found against the borrower in the total amount of $8,232.62 were filed by different plaintiffs and were recorded on different dates 9/XX/2016, 8/XX/2017, and 8/XX/2020. The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $371.18 on 03/XX/2024 and 07/XX/2024. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $644.81 (PITI), which was applied for the due date of 8/XX/024. The current P&I is $XXith an interest rate of 6.00%. The current UPB reflected as per payment history is $xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per payment history is $XX
The loan was modified on 5/XX/2023 with the amount of $78,140.91.
As per the review of the servicing comments, the foreclosure was initiated in 2022. As per servicing comments dated 12/XX/2022, the first legal completed on 11/XX/2022. As per servicing comment dated 06/XX/2023, foreclosure hold due to loss mitigation on 4/XX/023.
No bankruptcy-related details have been found.
As per the BPO report dated 01/XX/2023 located atxx, the subject property needs repairs of exxterior paint, siding or trim repair, roof or gutters, and other damages, and the estimated cost of repairs is $30,000.00. CCs do not show any damages. The latest BPO report is needed to validate the actual repairs.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated in 2022. As per servicing comments dated 12/XX/2022, the first legal completed on 11/XX/2022. As per servicing comment dated 06/XX/2023, foreclosure hold due to loss mitigation on 4/XX/023.
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of 05/XX/2023 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 6.00% starting on 06/XX/2023 and continuing until the new maturity date of 04/XX/2050.	Balloon Rider Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the subject loan is a non-compliant high-cost loan as it fails the federal high-cost points and fees test and TILA ROR disclosure date tests. Infinity did not perform a regulatory compliance test as a copy of a final HUD-1; fee itemization is missing from the loan documents." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from loan documents." * Balloon Rider Missing (Lvl 2) "Balloon rider is missing from loan documents." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from loan documents." * Missing Appraisal (Lvl 2) "Appraisal report is missing from loan documents. Redfin search shows an estimated value of $xx. Current UPB $xx." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$30,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			549	Unavailable
58690917	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.386%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 9/XX/2024, the subject mortgage was originated on xx. There is a FIFA (water/sewer liens) found against the subject property in the amount of $670.50 in favor of xx. The annual combined taxes for 2024 are due on 12/XX/024 in the amount of $519.76. No prior year’s delinquent taxes have been found.	According to the review of payment history as of 8/XX/2024, the borrower is current with the loan and the next due date of payment is 9/XX/2024. The last payment was received on 8/XX/2024 in the amount of $550.99 which applied for 8/XX/2024. The current P&I is $XXith an interest rate of 4.999%. The UPB as of the date mentioned in the payment history is $xx and deferred balance is $3,257.28.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the review of payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date of payment is 9/XX/2024. The UPB as of the date mentioned in the payment history is $XXand the deferred balance is $3,257.28.
As per the collection comment dated 4/XX/2024, the borrower was approved for the 8-month RPP that was started on 6/XX/2024 and end date is 2/XX/2025 with the total amount of $9,747.91. Further details are not provided.
As per the document located at xx, which shows the UPB of $92,550.45 and the deferred balance is $8,611.86. As per the AOT document, the revised rate of interest is 5.000% and the monthly payment is $535.72 with an exxtended maturity date of 11/XX/2039.
According to the PACER, the debtorxx.
No foreclosure activity has been initiated.
As per the BPO report dated 1/XX/023, located at xx the subject property was occupied by the owner. The subject property condition is C3-older home and need repairs to bring up in current condition. CCs do not show damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the debtor xx, the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $18,328.00. The POC xx was filed by the creditor xx and the amount of arrearage is $6,237.61. As per the order confirming chapter 13 plan, the debtor shall pay to the trustee in the amount of $740.00 for 60 months. MFR was filed on xx.	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Origination Appraisal	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 or itemization is missing from the loan file." * Loan does not conform to program guidelines (Lvl 3) "Tape and review of the loan documents show regulatory compliance tests could not be performed as the final HUD-1, ROR, TIL, and GFE are missing from the loan documents. Further details not provided."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents." * Good Faith Estimate missing or unexecuted (Lvl 2) "Final good faith estimate is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file. xx search shows an estimated value of $xx. Current UPB $xx." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	650	637
88049890	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	12.280%	240	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$697.88	03/XX/2020	Financial Hardship	According to the updated title report dated 9/XX/2024, the subject mortgage was originated on xx.
The credit card judgment against the borrower xx.
The combined annual taxes for 2024 and 2023 have been paid in the amount of $1,404.50 on 1/XX/2024 and 9/XX/2024.
The school annual taxes for 2024 have been due in the amount of $478.93 on 9/XX/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 8/XX/024 in the amount of $991.60 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XXith an interest rate of 3.750%. The current UPB reflected as per the payment history is $xx

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The current UPB is $XX
As per the comment dated 7/XX/2024 the reason for default is illness of borrower’s family.
The modification agreement was made between the lender and borrower on 2/XX/020. As per the modified term, the new principal balance is $81,710.89.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:The foreclosure was initiated on the loan in 2019. The complaint was filed on 5/XX/2019. The Lis-pendens was cancelled on 7/XX/2019. Further details are not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 2/XX/020. As per the modified term, the new principal balance is $xx. The monthly P&I is $XXith an interest rate of 3.750% beginning on 3/XX/020 and a maturity date of 6/XX/031.	1-4 Family Rider Credit Application HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, along with itemization and the estimated HUD, are missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape and file show HUD-1 and modification agreement are missing. Further details not provided. The loan modification dated 2/XX/020 is located at xx.	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file. xx search shows an estimated value of $xx. Current UPB $xx."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16055919	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	11.984%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	xx	xx	Not Applicable	6.000%	$629.65	04/XX/2019	Financial Hardship	As per the review of the updated title report dated 9/XX/2024, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property in the amount of $16,200.00 in favor of xx.
The first and second installments of county taxes for 2023 were paid in the amount of $759.96.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/XX/2024, the borrower is current with the loan and the next due date is 9/XX/2024. The last payment was received on 8/XX/2024 in the amount of $629.65 which was applied for the due date of 8/XX/2024. The current P&I is $XXnd the interest rate is 6.000%. The current UPB is $xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan and the nexxt due date is 9/XX/2024. The current UPB is $XX
The loan was modified on 3/XX/2019 with the UPB of $74,615.99.
As per the review of the document located at xx. The foreclosure file was put on hold due to loss mitigation.
According to the PACER, the borrowers xx. The bankruptcy case was discharged on xx and the case was fully terminated on xx.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.

Foreclosure Comments:As per the review of the document located at xx. The foreclosure file was put on hold due to loss mitigation.
Bankruptcy Comments:According to the PACER, the borrowers xx. The bankruptcy case was discharged on xx and the case was fully terminated on xx.	The loan was modified between the borrower and lender on 3/XX/2019, showing the new principal balance as $xx. The borrower promised to pay monthly P&I in the amount of $629.65 with a fixed interest rate of 6.000% starting on 4/XX/2019 until the maturity date of 3/XX/2034.	Credit Application	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan fails high cost test. Further details not provided. Infinity compliance result shows loan passed high cost test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations discount fee threshold test due to fees charged $5,675.50 exceeds fees threshold of $1,533.92 over by +$4,141.58.
The below fee included in the test:
Loan Discount Fee paid by Borrower: $5,675.50"
* Loan does not conform to program guidelines (Lvl 3) "Tape and file show TIL is not signed and hand dated by the BWR and ROR is missing. Further details not found."	* Application Missing (Lvl 2) "Final loan application is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Not all borrowers signed TIL (Lvl 2)     "TIL is not signed by the borrowers."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrowers."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not dated by the borrowers."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68763005	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.950%	240	xx	Unavailable	xx	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$65.48	6.000%	$334.87	02/XX/2021	Financial Hardship	As per the review of the updated title report dated 09/XX/2024, the subject mortgage originated on xx.
There is an IRS lien found against the borrower in favor of the xx.
The 2024 combined annual taxes are due in the amount of $1,331.70 on 01/XX/2025.
The 2023 combined annual taxes were paid in the amount of $1,184.78 on 12/XX/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 8/XX/2024, the borrower is currently 2 months delinquent with the loan, and the next due date is 7/XX/2024. The last payment was received on 8/XX/2024 in the amount of $714.11, which was applied for the due date of 06/XX/2024. The current monthly P&I is $XXith an interest rate of 6.000%. The current UPB reflected as per the payment history is $xx. The deferred balance is $1,339.68 and the deferment agreement is located at xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 8/XX/2024, the borrower is currently 2 months delinquent with the loan, and the nexxt due date is 7/XX/2024. The current monthly P&I is $XXith an interest rate of 6.000%. The current UPB reflected as per the payment history is $XX
As per the servicing comment dated 06/XX/2024, the reason for default is exxcessive obligations.
The loan was modified on 01/XX/2021.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated 06/XX/2024, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx. with an effective date of 1/XX/2021 shows the new modified unpaid principal balance is $xx, out of which $55,787.63 is the interest-bearing amount and the deferred amount is $65.48. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 6.000% starting on 2/XX/2021 and continuing until the new maturity date of 1/XX/2051. There is no principal forgiven amount.	Credit Application Credit Report Good Faith Estimate HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan fails high cost test and final HUD-1 is missing. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents and the subject loan is NOO."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33037868	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.818%	240	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.750%	$702.33	09/XX/2020	Financial Hardship	As per the review of the updated title report dated 9/XX/2024, the subject mortgage originated on xx.
There is a prior mortgage against the subject property in the amount of $48,878.45 in the favor of xx.
There is a 4 state tax lien found against the subject borrower in the total amount of $27,197.49 filed by xx.
 There is a municipal lien found against the subject property in the total amount of $1,923.56 filed by xx.
 The first annual combined tax for 2024 has been paid in the amount of $216.94 on 08/XX/2024.
The second annual combined tax for 2024 has been due in the amount of $216.94 on 03/XX/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of 8/XX/2024, the borrower is current with the loan. The next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $811.07 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XXnd the interest rate is 3.750%. The current UPB is $xx. As per the tape data, the deferred balance is $4,916.31.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan. The nexxt due date is 9/XX/024. The current UPB is $XX As per the tape data, the deferred balance is $4,916.31.
No foreclosure and bankruptcy evidence has been found.
As per the collection comment dated 9/XX/022, the borrower’s income was impacted by Covid-19.
There are total 4 deferral agreement were approved in the loan with the total deferred balance of $4,916.31. The deferral agreement dated 3/XX/022 located at xx.
As per the property inspection report dated 12/XX/2021 located at xx, the subject property had damages to the siding caused by wind or storm. Also, the exxterior house paint is chipping. The cost of repair was $1,000.00. As per the collection comment dated 12/XX/2023, the property needs repairs for furnace. As per the photos of the latest property inspection report dated 6/XX/024 located at xx, the subject property still required repairs of siding and chipping of paint. No evidence has been found regarding repair completion.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender on 10/XX/020 and the new principal balance is $xx The borrower promised to pay P&I in the amount of $702.33 with fixed interest rate of 3.750% starting on 9/XX/020 until the maturity date of 3/XX/030.	Credit Application Credit Report HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape and review of the loan documents show regulatory compliance tests could not be performed as the final HUD-1 and ROR are missing from the loan documents. The loan fails the West Virginia Residential Mortgage Lender Broker and Servicer Act as the BWR was not charged the actual amount for third party fees. Further details not provided." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD-1, and fee itemization are missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB $xx." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25461148	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.950%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	650	650	47.830%	First	Final policy	Not Applicable	Not Applicable	xx	xx	$125,820.37	3.125%	$2,819.01	10/XX/2016	Financial Hardship	As per review of the updated title report dated 9/XX/2024, the subject mortgage was originated on xx.
There are multiple active statements of lien and notice of lien (Muni/City/Code Lien) against the subject property in favor of xx.
There are two UCC financing statements open against the borrower in favor of different plaintiffs, which were recorded on different dates.
There are multiple state tax liens found against the borrower in the total amount of $23,788.69 filed by xx which were recorded on different dates. The SSN# is not mentioned on supportive documents.
There is one civil judgment open against the borrower in the amount of $3,229.46 with xx.
There are multiple USA federal liens against the borrower in the amount of $352,486.18 in favor of xx, which were recorded on different dates. The SSN# is not mentioned on supportive documents.
The first installment of county taxes for 2025 is due on 9/XX/2024 in the amount of $5,093.87.
The second installment of county taxes for 2025 is due on 12/XX/2024 in the amount of $5,093.87.
As per updated title report, no prior year taxes are delinquent.
According to the review of payment history as of 8/XX/2024, the borrower is current with the loan and the next due date of payment is 8/XX/024. The last payment was received on 8/XX/024 in the amount of $4,362.65 which applied for 7/XX/024. The current P&I is $XX with an interest rate of 3.125%. The UPB as of the date mentioned in the updated payment history is $xx. As per the comment dated 10/XX/2023, the servicer provided a 4-month deferment plan to the borrower. As per the deferment agreement located at xx in the amount of $11,276.04 has been deferred.
Collections Comments:According to servicing comments, the current status of the loan is in collection.
According to the review of payment history as of 8/XX/2024, the borrower is current with the loan  and the nexxt due date of payment is 8/XX/024. The current P&I is $XX with an interest rate of 3.125%. The UPB as of the date mentioned in the updated payment history is $XX.
The loan modification agreement was made between the borrower and lender on 10/XX/016.
No foreclosure activity has been found.
The debtor 'xx' filed for bankruptcy under chapter 13 with case# xx. The case was dismissed on 06/XX/2016 and terminated on 07/XX/2016.
As per the comment dated 9/XX/2023, the reason for default loss of income.
As per the comment dated 10/XX/2023, the servicer provided a 4-month deferment plan to the borrower.
As per the comment dated 09/XX/2023, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor xx filed for bankruptcy under chapter xx. The schedule D was not filed. The POC was not filed. The case was dismissed xx.	The loan modification agreement was made between the borrower and lender on 10/XX/016. The new modified rate is 3.125%, and the borrower promises to pay the P&I of $XX, which began on 10/XX/016. The new principal balance is $xx. The deferred balance is $125,820.37 and the interest-bearing amount is $771,854.81. The maturity date is 9/XX/056. The deferred principal balance of $125,820.37 is eligible for forgiveness.	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prepayment term test due to the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows GFE is missing from the loan documents. A review of the loan documents shows GFE is missing from the loan documents. Further details not provided."			Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74829212	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.250%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	$43,880.50	1.000%	$1,357.84	08/XX/2021	Financial Hardship	As per the review of the updated title report dated 09/XX/2024, the subject mortgage originated on xx.
There is a certificate of sale for unpaid municipal lien found against the subject property in favor of xx, in the amount of $2,441.74, which was recorded on 01/XX/2023. This certificate of municipal liens has been redeemed on 05/XX/2024.
There are 3 hospital liens against the borrower in the total amount of $5,262.54; all were filed by different plaintiffs and were recorded on 12/XX/2017, 11/XX/2022, and 03/XX/2013.
There is a state tax lien found against the borrower in favor of xx. in the amount of $7,498.00, which was recorded on 05/XX/2012.
The 1st, 2nd, and 3rd installments of town taxes for 2024 were paid in the total amount of $7,492.03 on 04/XX/2024, 05/XX/2024, and 09/XX/2024.
The 4th installment of town taxes for 2024 is due in the total amount of $2,577.82 on 11/XX/2024.
The 1st and 2nd installments of town taxes for 2025 are due in the total amount of $4,998.38 on 02/XX/2025 and 05/XX/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 08/XX/2024 in the amount of $2,840.30, which was applied for the due date of 08/XX/2024. The current monthly P&I is $XX with an interest rate of 2.00%. The current UPB reflected as per the payment history is $xx. As per the modification dated 08/XX/2021, deferred amount is $43,880.50.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current UPB reflected as per the payment history is $XX.
As per the servicing comment dated 05/XX/2023, the reason for default is a reduction in income.
The loan was modified on 08/XX/2021.
The foreclosure was initiated on this loan in 2020. The Lis Pendens located at xx. The lis pendency has been discharged on xx document located at xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated 06/XX/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:The foreclosure was initiated on this loan in 2010, and the Lis Pendens located at xx. Again, the foreclosure case is resumed. The Lis Pendens located at xx was filed on 02/XX/2015. The lis pendency has been xx. Again, the foreclosure case is resumed. The Lis Pendens located at xx.
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower and lender with an effective date of 08/XX/2021 shows the new modified unpaid principal balance is $xx out of which $537,000.00 is interest-bearing amount and deferred amount is $43,880.50. The borrower agreed to pay the modified monthly P&I of $XX with a modified interest rate of 1.00% starting on 08/XX/2021, which will be changed in 4 steps until the new maturity date of 07/XX/2061. The rate will change in 4 steps which ends with 3.125%. There is no principal forgiven amount.		xx	2: Acceptable with Warnings			* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed the state regulations for the prohibited fees test. The following fees were included in the fees: Wire Transfer Fee paid by Borrower: $35.00." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	685	Not Applicable
68504778	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	9.125%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	608	Not Applicable	40.040%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.984%	$510.30	02/XX/2019	Financial Hardship	As per the review of the updated title report dated 09/XX/2024, the subject mortgage was originated on xx.
As per the tax document located at xx attached with the updated title dated xx, there are five certificates of tax sale for unpaid water/sewer for the years of 2008, 2014, 2016, 2019, and 2024 that were sold in the total amount of $4,159.15, which were redeemed on 08/XX/2009, 06/XX/2014, 12/XX/2018, 10/XX/2021, and 09/XX/2024.
There are 3 civil judgments found against the borrower in the total amount of $9,770.26 filed by different plaintiffs which were recorded on 05/XX/2007, 06/XX/2009 and 11/XX/2019.
There are 6 state tax lien found against the borrower in the total amount of $15,304.2 filed by xx, which were recorded on different dates.
The 1st and 2nd installments of town taxes for 2025 are due in the total amount of $3,236.89 on 02/XX/2025 and 05/XX/2025.
The 4th installment of town taxes for 2024 is due in the total amount of $1,639.82 on 11/XX/2024.
The 1st, 2nd and 3rd installments of town taxes for 2024 were paid in the total amount of $4,833.96 on 02/XX/2024, 05/XX/2024 and 08/XX/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 08/XX/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is 08/XX/2024. The last payment was received on 08/XX/2024 in the amount of $1,330.41, which was applied for the due date of 7/XX/024. The current monthly P&I is $XXith an interest rate of 3.984%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 08/XX/2024, the borrower is currently 1 month delinquent with the loan, and the nexxt due date is 08/XX/2024. The current UPB reflected as per the payment history is $XX.
The reason for default is not available in the latest servicing comments.
The loan was modified on 02/XX/2019.
The foreclosure was initiated in 2007 with the loan. The notice of lis pendens located at xx, the foreclosure complaint was filed on xx. Further details were not provided.
The borrower filed for bankruptcy under Chapter xx. The bankruptcy was discharged on xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is non-owner occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:The foreclosure was initiated in 2007 with the loan. The notice of lis pendens located at xx, the foreclosure complaint was filed on xx, which was recorded on 08/XX/2007. Further details were not provided.
Bankruptcy Comments:According to the PACER, the borrower xx. The case was converted from chapter 13 to chapter 7 on xx. As per voluntary petition schedule D xx, the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is xx. The unsecured portion is $0.00. The POC (xx) was filed by the creditor, xx for the secured claim amount of xx, and the amount of arrearage is $12,582.94. The modified chapter 13 xx plan was filed on 5/XX/2008 and confirmed on 6/XX/2008. The borrower has promised to make a monthly mortgage payment of $1,897.00 for 60 months to the trustee under the Chapter 13 plan. The plan reflects arrears for subject loan totals of $12,582.94. The bankruptcy was discharged on 7/XX/2009 and terminated on 7/XX/2009.	The step modification agreement signed between the borrower xx with an effective date of 2/XX/019 shows the new modified unpaid principal balance is $xx4 out of which $118,486.18 is interest-bearing amount. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 2.984% starting on 2/XX/019, which will be changed in 6 steps until the new maturity date of 1/XX/059. The rate will change in 6 steps, which ends with 7.984%. As per the modification agreement, the lender has forgiven principal in the amount of $23,933.26.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows NOO. Further details not provided. Elevated for client review."	* Compliance Testing (Lvl 3) "Tape shows loan fails high cost test and HMDA rate spread test. Infinity compliance result does not fail the high cost and HMDA rate spread test."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations prohibited fees test. The below fees were included: Commitment Fee paid by Borrower: $949.00 Others paid by Borrower: $349.89"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, If the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44639587	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	Unavailable	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated 9/XX/2024, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2024 are due in the amount of $2,324.12. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 8/XX/024, the borrower is current with the loan and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $935.06 which was applied to the due date of 8/XX/024. The unpaid principal balance is $xx. The current P&I is $XXnd the interest rate is 4.000%.	Collections Comments:The loan is currently performing and the nexxt due date is 9/XX/024.
The last payment was received on 8/XX/024 in the amount of $935.06 which was applied to the due date of 8/XX/024. The unpaid principal balance is $XX.
The loan has been modified.
The foreclosure was not initiated.
The borrowers xx filed for bankruptcy under chapter 13 with the case# xx.
As per the document located at xx dated 5/XX/2023, the subject property is occupied by unknown.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:The borrowers xx, with the claim amount of $xx and the arrearage amount is $5,301.46. The chapter 13 plan was filed on 10/XX/2017. The plan was confirmed on 2/XX/2018. The debtor has promised to pay the trustee in the amount of $550.00 for 36 months, then $925.00 for 24 months. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. The chapter 13 trustees report was filed on 1/XX/2023. The debtor was discharged on xx and the case was terminated on xx.	This is a conventional fixed-rate mortgage with a P&I of $XXan interest rate of 6.375% and a maturity date of 12/XX/035. The P&I as per payment history is $557.88 and the interest rate is 4.000%. There is a difference in P&I and interest rate with respect to note data. As per the tape, the loan was modified on 4/XX/013.The modification agreement is missing from the loan file.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD-1, and fee itemization are missing from the loan documents." * Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at xx shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at xx.	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents." * Missing Appraisal (Lvl 2) "The appraisal is missing from the loan documents." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	527	Not Applicable
7079389	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	XX	4.000%	Unavailable	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	$3,989.57	2.875%	$867.51	02/XX/2022	Financial Hardship	As per the review of the updated title report dated 09/XX/2024, the subject mortgage originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
There are 3 civil judgments found against the borrower in favor of xx, which were recorded on different dates.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $5,514.34 on 02/XX/2024 and 07/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is 08/XX/2024. The last payment was received on 08/XX/2024 in the amount of $1,592.38 which was applied for the due date of 07/XX/2024. The current monthly P&I is $XXith an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx and deferred balance is $1,735.02.
As per the deferment agreement dated 3/XX/024, which is located at xx, the servicer deferred 2 payments in the amount of $534.38.

Collections Comments:The current status of the loan is collection.
According to the payment history as of 08/XX/2024, the borrower is currently 1 month delinquent with the loan, and the nexxt due date is 08/XX/2024. The current UPB reflected as per the payment history is $XX and deferred balance is$1,735.02.
The reason for default is not available in latest servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower xx. The borrower was discharged on xx and terminated on 07/XX/2024.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
Tape shows the servicing comment dated 12/XX/020 states that the reason for default is the borrower's illness due to COVID-19. No information has been found regarding the forbearance plan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. As per voluntary petition schedule D xx the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. The unsecured portion is $0.00. The borrower was discharged on 06/XX/2024 and terminated on 07/XX/2024.	This modification agreement signed between the borrower xx with an effective date of 01/XX/2022 shows the new modified unpaid principal balance is $xx, of which $122,166.46 is the interest-bearing amount and the deferred amount is $3,989.57. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 2.875% starting on 02/XX/2022 and continuing until the new maturity date of 12/XX/2036. There is no principal forgiven amount.	Affiliated Business Disclosure Balloon Rider Credit Application Final Truth in Lending Discl. Good Faith Estimate Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Balloon Rider Missing (Lvl 2)     "Balloon rider is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan document."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5951486	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	49.009%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.500%	$351.38	07/XX/2009	Financial Hardship	As per review of the updated title report dated 9/XX/2024, the subject mortgage was originated on xx. No active judgments or liens found The annual county taxes for 2023 were paid in the amount of $131.64 on 12/XX/2023. No prior year taxes are delinquent.	According to the review of payment history as of 8/XX/2024, the borrower is current with the loan and the next due date of payment is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $553.27 which applied for 8/XX/024. The current P&I is $XXith an interest rate of 2.500%. The current UPB reflected as per the payment history is $xx As per the deferment agreement dated 2/XX/022 and 7/XX/023, which is located at xx, the servicer deferred 1 payment in the amount of $351.38 & $405.75, respectively.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of 8/XX/2024, the borrower is current with the loan and the nexxt due date of payment is 9/XX/024. The current UPB reflected as per the payment history is $XX
As per the comment dated 9/XX/2023, the reason for default is the illness of the borrower's family member.
No foreclosure activity has been found.
According to PACER, the borrower filed for bankruptcy under Chapter 13 with case number xx. The borrower was discharged on xx and terminated on 12/XX/2016.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the comment dated 9/XX/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with case number xx. As per Schedule D xx the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $0.00. The POC xx was filed by the creditor,xx, for the secured claim amount of $xx, and the amount of arrears is $4,119.03. The amended chapter 13 xx plan was filed on 3/XX/2015 and confirmed on 4/XX/2015. The borrower has promised to make monthly mortgage payments of $351.38 for 1 month and $804.40 for 59 to the trustee under the Chapter 13 plan. The borrower was discharged on xx and terminated on xx.	This modification agreement signed between the borrower and lender with an effective date of 5/XX/2009 shows the new modified unpaid principal balance is xx which is interest bearing amount. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 2.500% starting on 7/XX/009 and continuing until the new maturity date of 2/XX/045. There is no deferred balance and principal forgiven amount.	Loan Program Info Disclosure Mortgage Insurance Right of Rescission	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows that ARM loan program disclosure and notice of right to cancel were not provided, and affiliated business arrangement disclosure was not provided within 3 business days of application. Further details were not provided."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan documents." * MI, FHA or MIC missing and required (Lvl 2) "The MI certificate is missing from the loan file." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			579	Not Applicable
18354700	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.970%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	xx	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per review of the updated title report dated 9/XX/2024, the subject mortgage was originated on xx. No active judgments or liens found The first installment of county taxes for 2023 was paid in the amount of $397.77 on 5/XX/2024. The second installment of county taxes for 2023 is due on 11/XX/2024 in the amount of $397.77. As per updated title report, no prior year taxes are delinquent.	According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 08/XX/2024 in the amount of $732.58 which was applied for the due date of 08/XX/2024. The current monthly P&I is $XXith an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the review of payment history as of 8/XX/2024, the borrower is current with the loan and the nexxt due date of payment is 9/XX/024. The current P&I is $XXith an interest rate of 3.875%. The UPB as of the date mentioned in the updated payment history is $XX
No foreclosure activity has been found.
The debtors xx filed for bankruptcy under chapter 13 with case#xx. The case was discharged on xx and terminated on 11/XX/2017.
As per the seller's tape, the subject property is non owner-occupied.
As per the exxterior inspection report dated 6/XX/2020, the subject property is in poor condition.
As per the BPO report dated 6/XX/020, the subject property has structural damage. The attic was damaged and the cost to cure is $2,000.00. As per the exxterior inspection report dated 6/XX/2020, the window of the property has broken. The cost to cure is not available. CCs do not show damage. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtors xx filed for bankruptcy under chapter 13 with case# xx. As per schedule D (xx) the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. The unsecured portion is $0.00. The POC xx was filed by the xx, for the secured claim amount of $xx and the amount of arrearage is $798.94. Plan was confirmed on 12/XX/012. The case was discharged on xx and terminated on 11/XX/2017.	This is a conventional fixed-rate mortgage with a P&I of $XX and a rate of interest of 11.970% with a maturity date of 10/XX/2038. The P&I as per payment history is $543.60, and the rate of interest is 3.875%. There is a difference in P&I and rate of interest with respect to note. The modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "Tape and file show final HUD-1, ROR, TIL, appraisal, GFE and loan application are missing. Further details not provided."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* LTV / CLTV > 100% (Lvl 2)     "Appraisal report is missing from the loan file. Tape shows appraisal price is xx and loan amount is xx.
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB $xx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."										Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	Yes	$2,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
8634523	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.280%	240	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx No active judgments or liens were found. The annual combined taxes for 2023 were paid in the amount of $115.19 on 12/XX/2023. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx. Details of the last payment received are not available. As per tape, the current P&I is xx	Collections Comments:The current status of the loan is collection.
As per the review of seller’s tape data as of 08/XX/2024, the borrower has been delinquent for 1 month and the nexxt due date is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower xx. The bankruptcy was discharged on 05/XX/2024 and terminated on 08/XX/2024.
As per the latest BPO report dated 1/XX/024 located at xx, the subject property needs repairs of front porch $3,000, back porch $2500, carport $5000, replaced 25 floor joists $18,000, cabinets in the kitchen $15,000, hardwood floors $12,000, replacing floors in the bedroom $2,800, remodeling of the 1st bathroom $7000, laundry room $1500, master bath and closet remodeling $12,000, new windows $5000, and storage room $4000 for a for a total cost of $87,800. No details have been found regarding the completion of repairs.
The occupancy of the subject property is unable to be determined.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx on 01/XX/2019. As per voluntary petition schedule D (xx) the amount of claim without deducting the value of the collateral is xx. The POC (xx) was filed by the creditor xx for the secured claim amount of xx and the amount of arrearage is $722.63. The approved chapter 13 (xx) plan was filed on 01/XX/2019, and confirmed on 04/XX/2019. The borrower has promised to make monthly mortgage payment of $680.00 for 60 months to the trustee under the chapter 13 plan. The bankruptcy was discharged on 05/XX/2024 and terminated on 08/XX/2024.	This conventional fixed rate mortgage originated on xx with a P&I of $XXa rate of interest of 11.2800% and a maturity date of 05/XX/2029.The current P&I, as per the review of seller’s tape data as of 08/XX/2024, is $722.63 and the rate of interest is 10.280%.There is a reduction in P&I and interest rates with respect to note data. The modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Hazard Insurance HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the subject loan failed the federal and GA high-cost APR threshold tests, and the initial loan application is missing. Infinity did not perform regulatory compliance tests as the final HUD-1 is missing from the loan documents. Further details not provided." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Missing Appraisal (Lvl 2) "An appraisal report at origination is missing from the loan file. xx search shows an estimated value of $xx. Current UPB $xx." * Missing proof of hazard insurance (Lvl 2) "Hazard insurance is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$87,800.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	659	630
77458616	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.840%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$10,629.13	4.250%	$1,820.78	11/XX/2021	Financial Hardship	As per the review of the updated title report dated xx There are 8 civil judgments found against the borrower in the total amount of xx There is an IRS lien found against the subject borrower in favor of xx There is a state tax lien found against the subject borrower in favor of xx in the amount of $17,737.74, which was recorded on 05/XX/2023. The 1st installment of county taxes for 2024 was paid in the amount of $3,341.68 on 08/XX/2024. The 2nd installment of county taxes for 2024 is due in the total amount of $2,735.53 on 12/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 08/XX/2024 in the amount of $2,499.23, which was applied for the due date of 08/XX/2024. The current monthly P&I is $XX with an interest rate of 4.25%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current UPB reflected as per the payment history is xx
The loan was modified on 10/XX/2021.
As per the foreclosure document located at xx, the foreclosure was initiated in 2016 and the complaint was filed on 04/XX/2016 with the xx, and the case status is closed or inactive.
The borrower filed for bankruptcy under Chapter 13 with case xx The bankruptcy was discharged on 08/XX/2020 and terminated on 08/XX/2020.
No information has been found regarding the forbearance plan.
According to servicing comments dated 07/XX/2024, the roof of the subject property was damaged, and the estimated cost of repairs is xx. DOL 07/XX/2024 Claim #xx.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:As per the foreclosure document located at xx, the foreclosure was initiated in 2016 and the complaint was filed on 04/XX/2016 with the case#xx, and the case status is closed or inactive. Further details were not provided.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx. As per voluntary petition schedule D (Doc. 16), the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $54,144.00. The POC (xx) was filed by the creditor on 11/XX/2016 for the secured claim amount of $448,347.38 and the amount of arrearage is $44,424.57. The modified chapter 13 xxplan was filed on 12/XX/2017 and confirmed on 11/XX/2016. The borrower has promised to make a $11,180.00 lump sum for 13 months and 760.00 per month for 47 months to the trustee under the Chapter 13 plan. The bankruptcy was discharged on 08/XX/2020 and terminated on 08/XX/2020. The last bankruptcy was filed on 09/XX/2020.	This modification agreement signed between the borrower and lender with an effective date of 10/XX/2021 shows the new modified unpaid principal balance is xx out of which $389,859.84 is the interest-bearing amount and the deferred amount is $10,629.13. The borrower agreed to pay the modified monthly P&I of $XX with a modified interest rate of 4.25% starting on 11/XX/2021 and continuing until the new maturity date of 05/XX/2057. There is no principal forgiven amount.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Note Origination Appraisal	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. There is no estimated HUD-1 or itemization available in the loan file." * Loan does not conform to program guidelines (Lvl 3) "Tape and file show ROR, evidence of disbursement date, GFE, and application are missing. The statute of limitation has expired. Further details not provided." * Note is missing or unexecuted (Lvl 3) "The copy of the note along with the lost note affidavit is missing from the loan file. Loan has been modified on 10/XX/2021."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,018.24	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	690	678
26714051	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	XX	XX	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Purchase	xx	Unavailable	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	45.205%	First	Unavailable	Not Applicable	Unavailable	xx	xx	$46,658.63	3.750%	$585.87	09/XX/2017	Financial Hardship	According to the updated title report dated xx
There are multiple certificate of tax sales for unpaid utility liens against the subject property in the total amount of $2987.43 which were recorded on different dates.
There are two hospital, medical, or attorney judgments against the borrower in the amount of $1,694.16 in the favor of different plaintiffs, which were recorded on different dates.
The first, second and third installments of town taxes for 2024 were paid on 2/XX/024, 5/XX/024 and 8/XX/2024.
The fourth installment of town taxes for 2024 is due in the amount of $1,950.46 on 11/XX/2024.
The utilities/MUD charges for the year 2024 are due in the amount of $186.69 on 10/XX/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is xx in the amount of $1,464.20 which was applied to the due date of 8/XX/024. The current monthly P&I is $XXith an interest rate of 3.750%. The current UPB is not reflected in the PH. As per tape data, the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per tape data is $xx
As per UT dated 9/XX/2024, the FC action was initiated several times in the past. Prior lis pendens was filed on 6/XX/003, and 1/XX/2010 and released or discharged on 11/XX/2010. The FC action was again initiated on 5/XX/2014 by filing lis pendens. The said lis pendens was released on 9/XX/017 and recorded on 9/XX/2017 due to loan modification. Further details are not provided.
According to the PACER, the borrower filed for bankruptcy under Chapter 7 with case xx The BK was discharged on 10/XX/1997 and the case was terminated on 10/XX/1997.
According to servicing comments dated 7/XX/2018, the roof of subject property was damaged. The cost of repair is not available in the collection comments. There is no evidence of completion of repairs. CCs do not show any damage.

Foreclosure Comments:As per UT dated 9/XX/2024, the FC action was initiated several times in the past. Prior lis pendens was filed on 6/XX/003, and 1/XX/2010 and released or discharged on 11/XX/2010. The FC action was again initiated on 5/XX/2014 by filing lis pendens. The said lis pendens was released on 9/XX/017 and recorded on 9/XX/2017 due to loan modification. Further details are not provided.
Bankruptcy Comments:According to the PACER, the borrower, xx	This modification agreement was made between the borrower xx. The new modified unpaid principal balance is xx out of which the amount of $46,658.63 has been deferred. The interest bearing amount is $145,547.96. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 3.750% starting on 9/XX/017 and continuing until the new maturity date of 8/XX/057.	Credit Report Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape and file show the mortgage insurance certificate is missing from the loan file. Further details were not provided."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19243627	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$757.75	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.250%	36	xx	Unavailable	xx	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	551	557	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Financial Hardship	As per the review of the updated title report dated xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 have been paid in the total amount of $1,815.03 on 12/XX/2023 and 9/XX/2023.
The 1st installment of county taxes for 2024 is delinquent in the amount of $757.75 and good through 9/XX/2024.	According to the payment history as of 8/XX/2024, the borrower is currently 2 months delinquent with the loan, and the next due date is 7/XX/024. The last payment was received on 7/XX/2024 in the amount of $1,671.15, which was applied for the due date of 6/XX/024. The current monthly P&I is $XX with an interest rate of 6.99%. The current UPB reflected as per the payment history is $xx. As per the modification agreement located at xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 8/XX/2024, the borrower is currently 2 months delinquent with the loan, and the nexxt due date is 7/XX/024. The current UPB reflected as per the payment history is xx
The reason for default is not available.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the servicing comment dated 06/XX/2024, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional fixed-rate mortgage originated on xx with a P&I of $XX, a rate of interest of 6.25%, and a maturity date of xx The current P&I, as per the payment history, is $1,217.15, and the rate of interest is 6.99%. There is a difference in P&I with respect to note. As per the modification agreement located at xx the loan was modified on 3/XX/2018. The modified interest is 6.99%, with P&I in the amount of $1,231.43 beginning on 7/XX/018 and the maturity date is xx As per the tape, the loan was modified on 3/XX/2018 and the revised maturity date is xx
The modification agreement is missing from the loan file.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and loan file show final title policy, preliminary report, and commitment are missing from the loan file. As per note, the loan was matured on 02/XX/2013. Loan modification matured on 06/XX/2020. AOT, COT, and extension agreement are not available in the loan files.
Further details not found."	* Application Missing (Lvl 2) "The final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file. xx search shows an estimated value of $xx. Current UPB $xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1) Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19472499	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$3,460.18	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.500%	$783.24	07/XX/2021	Financial Hardship	As per the review of the updated title report dated xx
There is a hospital lien found against the borrower in favor of xx
There are two credit card judgments found against the subject borrower in the total amount of $19,321.39 filed by different plaintiffs that were recorded on different dates.
There are two civil judgments found against the subject borrower in the total amount of $7,161.76 filed by different plaintiffs that were recorded on different dates.
There is a child support lien against the subject borrower in favor of Brown in the amount of $517.00 recorded on 4/XX/2008.
There are two certificates of sale for unpaid municipal liens found against the subject property in the total amount of $930. 12 were filed by the Collector of Taxes and recorded on different dates. This certificate of municipal lien has been paid on 6/XX/2019 and 10/XX/020. No redemption was found.
There is a certificate of sale for an unpaid municipal lien found against the subject property in favor of the Collector of Taxes in the amount of $532.44, which was recorded on 3/XX/2023. This certificate of municipal lien has been redeemed on 6/XX/023.
The first and second installments of city taxes for 2024 have been paid in the total amount of $6,221.91 on 2/XX/024 and 5/XX/024.
The city annual taxes for 2023 have been paid in the amount of $12,443.81 on 11/XX/023.
No prior year’s delinquent taxes have been found.
The first and second installments of utilities/MUD charges for 2024 have been paid in the total amount of $341.00 on 2/XX/024 and 5/XX/024.
The fourth installment of utilities/MUD charges for 2024 has been due in the amount of $170.00 on 11/XX/2024.
The third installments of city and utilities/MUD charges for the year 2024 are delinquent in the total amount of $3,634.05 and good through 10/XX/2024.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $2,048.58, which was applied for the due date of 7/XX/024. The current monthly P&I is $XXith an interest rate of 5.500%. The current UPB reflected as per the tape data is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $2,048.58, which was applied for the due date of 7/XX/024. The current monthly P&I is $XXith an interest rate of 5.500%. The current UPB reflected as per the tape data is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the property is not owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower and lender with an effective date of 6/XX/021 shows the new modified unpaid principal balance is $xx, which is the interest-bearing amount. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 4.000% starting on 7/XX/021, which will be changed in 3 steps until the new maturity date of 5/XX/058. The rate will change in 3 steps, which end with a rate of 5.500% and P&I of $XXre is no deferred balance or principal forgiven amount.	Loan Program Info Disclosure	xx	3: Curable		* Compliance Testing (Lvl 3) "The subject is an ARM loan and CHARM booklet, initial application required to accurately determine compliance with the timing of disclosure requirements is missing from the loan documents. The loan failed the TILA finance charge test over by $191.64. Further details not provided. The subject loan originated on 10/XX/2004, and the 3-year SOL of TILA has expired."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test: Prohibited Fees Test Inclusion- Application Fee paid by Borrower: $195.00." * Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	590	Not Applicable
2113000	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.000%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	Yes	xx	xx	35.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.750%	$629.19	03/XX/2014	Financial Hardship	As per the review of the updated title report dated xx There is a UCC lien found against the subject property in favor of Microf, which was recorded on 06/XX/2024. The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $3,170.78 on 05/XX/2024 and 08/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx. The last payment was received on 08/XX/2024 in the amount of xx. The current monthly P&I is $XXith an interest rate of 4.75%. The current UPB reflected as per the payment history is xx As per the deferment agreement dated 01/XX/2022, the deferred payments are xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 08/XX/2024, the borrower is currently 1 month delinquent with the loan, and the nexxt due date is 08/XX/2024. The current UPB reflected as per the payment history is xx
The loan was modified on 02/XX/2014.
As per the foreclosure document located at xx, the foreclosure was initiated in 2012, and the complaint was filed on 04/XX/2012 with the case xx. Further details were not provided.
The borrower filed for bankruptcy under Chapter 13 with casexx. The bankruptcy was discharged on 04/XX/2016 and terminated on 06/XX/2016.
No information has been found regarding the forbearance plan.
As per the BPO report dated 08/XX/2020 located at xx, the roof of the subject property needs repairs, and the estimated cost of repairs is $3000.00. CCs do not show damages.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the deferment agreement dated 01/XX/2022, which is located at xx, the servicer deferred payments in the amount of $21,186.18.
Foreclosure Comments:As per the foreclosure document located at xx, the foreclosure was initiated in 2012, and the complaint was filed on 04/XX/2012 with the case #xx. Further details were not provided.

																																																																																	Bankruptcy Comments:According to the PACER, the borrower xxr filed for bankruptcy under Chapter 13 with xx on 02/XX/2013. As per voluntary petition schedule D xx, the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $x. The approved chapter 13 (Doc #) plan was filed on 02/XX/2013 and confirmed on 04/XX/2013. The borrower has promised to make monthly mortgage payments of $350.00 for 36 months to the trustee under the Chapter 13 plan. The bankruptcy was discharged on 04/XX/2016 and terminated on 06/XX/2016. The last bankruptcy was filed on 06/XX/2015.	This modification agreement signed between the borrower and lender with an effective date of 02/XX/2014 shows the new modified unpaid principal balance is xx out of which $135,090.31 is interest-bearing amount. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 4.75% starting on 03/XX/2014 and continuing until the new maturity date of xx As per the modification agreement, the lender has forgiven principal in the amount of xx The forgiven amount exceeds 2% of the modified principal balance.	Appraisal (Incomplete) Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape shows missing appraisal and lender used sales price for LTC and CLTV calculation. Further details were not provided." * Compliance Testing (Lvl 3) "The tape shows final HUD-1, final TIL and right to cancel are missing from the loan documents. Further details were not provided. Infinity did not perform compliance as missing HUD-1." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final Hud-1, along with fee itemization and the estimated HUD, are missing from the loan documents."	* Application Missing (Lvl 2) "The final application is missing from the loan documents." * Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB $xx." * Missing credit report (Lvl 2) "The credit report is missing from the loan documents." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
691690	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.874%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx
There are 8 prior state tax liens against the borrower in favor of the xx, which were recorded on different dates.
There is one state tax lien against the borrower in favor of the Utah State Tax Commission in the amount of $156.35, which was recorded on 11/XX/2022.
There is one prior mortgage open against the property in the amount of xx
The annual county taxes for 2023 are paid in the amount of $1,754.62 on 11/XX/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $1,057.80 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XXith an interest rate of 5.874%. The current UPB reflected as per the payment history is xx	Collections Comments:Currently, the loan is performing.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject is in as-is condition. Photo addendum and xx search show painting is required to the subject front walls and hand railing. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final HUD does not reflect the escrow holdback amount."
																																																																																							* Compliance Testing (Lvl 3) "The subject loan is NOO and approved using DSCR. Tape shows documents/designation required for full compliance testing are missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80244361	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.500%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$566.32	06/XX/2019	Financial Hardship	As per the review of the updated title report dated xx
No active judgments or liens were found.
The 1st and 2nd installments of combined taxes for 2023 were paid in the total amount of $7,102.65 on 02/XX/2024 and 07/XX/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $1,520.96, which was applied for the due date of 8/XX/2024. The current monthly P&I is $XXith an interest rate of 4.000%. The current UPB reflected as per the payment history is xx
As per the tape data, the deferred balance is xx	Collections Comments:The current status of the loan is foreclosure.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current monthly P&I is $XXith an interest rate of 4.000%. The current UPB reflected as per the payment history is xx
The foreclosure was initiated in 2012 with the loan. As per the notice of lis pendens located at (xx), the foreclosure complaint was filed on 05/XX/2012 in favor of xx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per collection comment dated 11/XX/2023, the FEMA disaster was declared on 11/XX/2023 for xx. CCs do not show damages.
Foreclosure Comments:The foreclosure was initiated in 2012 with the loan. The notice of lis pendens located at (xx), the foreclosure complaint was filed on 05/XX/2012 in favor of xx with case# xx, which was recorded on 05/XX/2012.Further details not provided.

																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement made between the borrower xx out of which $134,378.36 is interest-bearing amount. The modified monthly P&I of $XXith a modified interest rate of 3.000% starting on 6/XX/019, which will be changed in 4 steps until the new maturity date of xx The rate will change in 4 steps, which ends with 5.500%. As per the modification agreement, the lender has forgiven principal in the amount of $15,399.80. The forgiven amount exceeds 2% of the modified principal balance. This modification document is not signed by the borrower and the lender.		xx	3: Curable		* Compliance Testing (Lvl 3) "The tape shows HMDA rate spread greater than threshold test. Infinity compliance result shows the loan has passed the HMDA rate spread threshold test. Further details were not provided."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92362028	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	12.237%	180	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.000%	$314.33	Unavailable	Financial Hardship	The review of the updated title report dated xx There is one child support lien against the subject borrower in favor of xx The annual combined taxes for 2023 were paid in the amount of $688.24 on 12/XX/2023. The annual school taxes for 2023 are exempt. No prior year’s delinquent taxes have been found.	As per review of the payment history as of 8/XX/2024, the loan is performing. The last payment was received in the amount of $377.81 on 8/XX/024 which was applied for the due date of 8/XX/024. The next due date is 9/XX/024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 6.000%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 8/XX/2024, the loan is performing. The last payment was received in the amount of $377.81 on 8/XX/024. The nexxt due date is 9/XX/024. Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
Collection comments dated 3/XX/024, the borrower's income has been affected due to Covid-19. No further information has been found.
The foreclosure proceedings were initiated on the loan by referring it to an attorney on 4/XX/023. As per the comment dated 5/XX/2023, the loan has been reinstated, and the foreclosure file has been closed on 6/XX/023.
The debtor xx filed bankruptcy under chapter-13 on 5/XX/2015 with the Case#xx. The debtor was dismissed on 1/XX/2018 and terminated on 5/XX/2018.
Foreclosure Comments:The foreclosure proceedings were initiated on 4/XX/023. As per the comment dated 5/XX/2023, the loan has been reinstated, and the foreclosure file has been closed on 6/XX/023.
Bankruptcy Comments:The debtor (xx) filed bankruptcy under chapter-13 on 5/XX/2015 with the Case# xx. The bankruptcy was dismissed on 1/XX/2018 and terminated on 5/XX/2018.
As per voluntary petition schedule D, the shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx The unsecured portion is $0.00.
The plan period shall be a period of 60 months. Debtor shall pay $1,000.00.
																																																																																	The POC was filed on 7/XX/2015 with the secured claim of xx with an arrearage of xx	This is a conventional fixed rate mortgage with a P&I of $XXa rate of interest of 12.237% and a maturity date of xx The P&I as per updated payment history as of the date is $314.33 and rate of interest is 6.000%; There is a reduction in P&I and rate of interest with respect to original note data. Also, tape shows loan has been modified on 4/XX/2019. The executed copy of such loan modification agreement is missing from the loan file.	Credit Application HUD-1 Closing Statement Origination Appraisal	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the subject loan failed the federal and XX high-cost APR threshold tests, and the final HUD-1 is missing. Infinity did not perform regulatory compliance tests as the final HUD-1 is missing from the loan documents. Further details not provided." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	592	570
96923541	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.990%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	552	Not Applicable	8.937%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx There are civil judgments found against the borrower for the total amount of $0.00 in the plaintiff's fever of xx, recorded on 08/XX/2017. The first annual county tax for 2024 has been paid in the amount of $357.35 on 8/XX/2024. The second annual county tax for 2024 has been due in the amount of $357.35 on 03/XX/2025.	According to the payment history as of 8/XX/2024, the borrower has been delinquent for 2 months, and the next due date is 7/XX/2024. The last payment was received on 8/XX/2024 in the amount of $362.71 (PITI) and was applied to the due date of 6/XX/2024. The monthly P&I is $XXand the interest rate is 4.990%. The current UPB is xx. As per the deferral agreement located at xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 8/XX/2024, the borrower has been delinquent for 2 months, and the nexxt due date is 7/XX/2024. The current UPB is xx
As per the comment dated 8/XX/2024, the RFD was unexxpected home repairs and medical exxpenses.
As per the comment dated 10/XX/2022, the borrower's income was impacted by the COVID. Comment dated 8/XX/022 shows that FB plan was active. Further details were not provided.
As per the comment dated 8/XX/2024, there are repairs in the subject property. No comments have been found regarding the type of damages, estimated cost of repairs, or repair completion.
As per the deferral agreement located at xx.
As per the updated title report dated 9/XX/2024, there was a foreclosure deed that was recorded on 10/XX/2016 under instrument xx, showing that property was transferred to xx that shows the foreclosure deed to xx is hereby declared Void and of no force or effect. Currently the subject property is vested in the name of borrower xx
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
Foreclosure Comments:As per the updated title report dated 9/XX/2024, there was a foreclosure deed that was recorded on 10/XX/2016 under instrument xx shows that property was transferred to xx. Further, the subsequent rescission was recorded on 8/XX/2017 under instrument # xx that shows the foreclosure deed to xx is hereby declared Void and of no force or effect. Currently the subject property is vested in the name of borrower xx
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Good Faith Estimate Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows GFE, HUD-1, and appraisal report are missing from the loan documents. A review of the loan documents shows HUD-1 is available in the documents. Further details not provided." * Missing Appraisal (Lvl 3)	* Application Missing (Lvl 2) "The final application signed by the borrower is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan document."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan document."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	624	Not Applicable
83084895	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.725%	480	xx	Unavailable	xx	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.000%	$314.84	Unavailable	Unavailable	As per review of the updated title report dated xx No active judgments or liens have been found The first and second installments school taxes for 2023 were paid in the amount of $1,438.04. Annual combined taxes for 2024 were paid in the amount of $1,896.63 on 2/XX/2024. Annual school taxes for 2024 are due on 10/XX/2024 in the amount of $1,474.81. Annual water charges for 2023 have been delinquent in the amount of $138.25 which is payable on 10/XX/024.	As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $833.32 (PITI), which was applied for the due date of 8/XX/024. The current P&I is $XXith an interest rate of 6.00%. The current UPB reflected as per payment history is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per payment history is xx
The loan was modified on 1/XX/019; the copy of the modification is missing from the loan file.
As per the comment dated 11/XX/022, the borrower’s income was impacted by COVID-19, and he was on the COVID-19 FB plan. Further details are not provided.
The foreclosure was initiated in 2010 with the loan. The notice of lis pendens shows that the foreclosure complaint was filed on 10/XX/010 in favor of xx As per the affidavit canceling located at xx  the lis pendens was cancelled due to loss mitigation.
No bankruptcy-related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
Foreclosure Comments:The foreclosure was initiated in 2010 with the loan. The notice of lis pendens shows that the foreclosure complaint was filed on 10/XX/010 in favor of “xx” with case #xx, which was recorded on 10/XX/2010. As per the affidavit canceling located at Ln#xx, the lis pendens was cancelled due to loss mitigation.
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with an interest rate of 8.725% and a maturity date of xx The P&I as per payment history is $314.84, and the rate of interest is 6.000%. There is a difference in interest rate with respect to note. The tape shows that the loan was modified on 1/XX/019 with the maturity date xx The loan modification agreement is missing from the loan file.	Appraisal (Incomplete) Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Note Origination Appraisal Right of Rescission	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape shows lack of appraised value and sales price used to LTV calculation. Further details were not provided."
* Compliance Testing (Lvl 3)     "The tape shows final HUD-1, final TIL and right to cancel documents are missing from the loan file. Infinity did not perform compliance as missing final HUD-1. Further details were not provided."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Lost Note Affidavit (Lvl 3)     "The original note is missing from the loan documents. An affidavit of lost note available at "xx" shows that the original signed copy of the note has been lost. The loan was modified on 1/XX/019, and the copy of the modification is missing from the loan file."
																																																																																							* Note is missing or unexecuted (Lvl 3) "The original note is missing from the loan documents. An affidavit of lost note available at "xx shows that the original signed copy of the note has been lost. The loan was modified on 1/XX/019, and the copy of the modification is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents." * Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB is xx * Missing credit report (Lvl 2) "Credit report is missing from the loan documents." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	659	Not Applicable
35943396	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.680%	240	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx There are three credit card judgments against the borrowers in the total amount of $27,902.20, which were recorded on 11/XX/022, 5/XX/023, and 3/XX/024. Annual county taxes for 2023 were exempted. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 8/XX/2024, the borrower is current with the loan and the next due date is 9/XX/2024. The last payment was received on 8/XX/2024 in the amount of $705.77 which was applied to the due date of 8/XX/2024. The unpaid principal balance is xx. The current P&I is $XXnd the interest rate is 11.678%. Tape shows the deferred balance is $1,058.30. As per the deferral agreement located at xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is bankruptcy.
According to the latest payment history as of 8/XX/2024, the borrower is current with the loan and the nexxt due date is 9/XX/2024. The last payment was received on 8/XX/2024 in the amount of $705.77 which was applied to the due date of 8/XX/2024. The unpaid principal balance is $XX The current P&I is $XXnd the interest rate is 11.678%. Tape shows the deferred balance is $1,058.30.
As per the document located at “xx,” the borrower was approved for the COVID-19 temp payment reduction form and paid only interest in the amount of $362.47.
The loan has not been modified since origination.
As per the document located at “xx,” the lender deferred two payments in the amount of $1,058.30 for the due dates of June & July-2023.
No foreclosure activity has been initiated.
According to the PACER report, the borrowers “xx. The bankruptcy is active.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:xx and the amount of the claim amount is xx Therefore, the unsecured portion is $0.00. No comment has been found indicating a cram-down. The bankruptcy is active.	Not Applicable	Credit Application	xx	3: Curable		* Compliance Testing (Lvl 3) "The tape shows the final application is missing, and the subject loan failed HMDA benchmark rate APR threshold tests. Infinity compliance result does not show the loan failing HMDA requirements. Further details not provided."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	532	Not Applicable
3224932	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.930%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx There are 2 state tax liens against the borrower, xx The annual county taxes for the year 2023 were paid on 11/XX/2023 in the amount of $141.14.	According to the payment history as of 8/XX/2024, the borrower is current with the loan and the next due date is 9/XX/2024. The last payment was received on 8/XX/2024 in the amount of $441.34 which was applied to the due date of 8/XX/2024. The current P&I is $XXnd the interest rate is 10.93%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan and the nexxt due date is 9/XX/2024. The current UPB is xx
No evidence of bankruptcy or foreclosure has been found.
No evidence of damage or repair has been found.
As per the collection comment dated 2/XX/023, the property is located in the xx. CCs do not show any damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan failed HMDA benchmark rate APR threshold tests and could not determine if funding date is before end of rescission date as the HUD-1 is missing. Infinity did not perform regulatory compliance tests as the final HUD-1 is missing from the loan documents. Further details not provided"	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. Redfin search shows an estimated value of xx Current UPB xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48983974	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.338%	181	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx No active judgments or liens have been found. The annual installments of combined taxes for 2023 have been paid in the amount of $908.26 on 11/XX/2023. The annual installments of combined taxes for 2024 are due in the amount of $934.90 on 01/XX/2025. No prior year’s delinquent taxes have been found.	According to payment history as of 8/XX/024, the borrower is xx and the next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $364.90 (PITI), which was applied for the due date of 7/XX/024. The current P&I is $XXith an interest rate of 6.000%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/XX/024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The current UPB reflected as per the payment history is xx
As per the comment dated 05/XX/2024, the subject property is owner occupied.
As per the comment dated 12/XX/2023, the subject property was damaged due to fire. The date of damage is not available. As per the doc located at xx dated 3/XX/2024 the subject property has Siding damaged, trim damaged, paint peeling, soffit damaged, paint peeling, crawl not secured, porch ceiling, window shutter, fascia damaged due to wind or storm. The repair cost is $3000.00.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $XXa rate of interest of 7.338%, and a maturity date of 8/XX/024. The P&I as per payment history is $196.22, and the rate of interest is 6.000%. There is a difference in P&I and rate of interest with respect to note. As per the seller’s tape data, the loan has been modified on 03/XX/2020. The modification agreement is missing from the loan file.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape and review of the loan documents show regulatory compliance tests could not be performed as the final HUD-1 is missing from the loan documents. Further details not provided." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD-1, and fee itemization are missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from loan documents." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from loan file." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB xx * Missing credit report (Lvl 2) "Credit report is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	515	532
67809442	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.790%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	25.781%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx
There is one prior mortgage open against the property in the amount of xx. As per the subordinate agreement recorded on 12/XX/019, the prior mortgage is subordinate to the subject mortgage, and currently the subject mortgage is in the first lien position.
There are 2 civil judgments open against the borrower; first one in the amount of $9,045.61 which was recorded on 3/XX/2017 in favor of The United Assessment Community and second one is in the amount of $30,746.68 which was recorded on 9/XX/017 in favor of XX
The first and second installments of the county taxes for year 2024 were paid.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/2024. The last payment was received on 8/XX/2024 in the amount of $722.45 (PITI) which was applied for the due date of 8/XX/2024. The current P&I is $XXith an interest rate of 6.790%. The current UPB reflected as per the payment history is xx	Collections Comments:Currently, the loan is performing.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/2024. The current UPB is xx
No information has been found regarding the forbearance plan.
Appraisal report dated 12/XX/2014 shows subject as is. Photo addendum and appraiser comments show that the subject property has health and safety issues as the old deck needs to be taken away and we need to build a new deck for the second floor. The estimated cost of cure is $4,000.00. CCs do not show damages.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate HUD-1 Closing Statement Missing DU/GUS/AUS Notice of Servicing Transfer Right of Rescission Transmittal (1008)	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. CE tested by using itemization of fee located at XX- Pg#989." * Loan does not conform to program guidelines (Lvl 3) "As per tape defect note is missing and note P&I $182.24 does not match with calculated P&I of $182.40. As per loan files, the original note is available at xx which shows P&I of $182.24. As per PH, current P&I is $XXFurther details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 25.80%. A review of the loan documents shows 1008, AUS, and credit document requirements to determine ATR are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on 2/XX/015, and the 3-year SOL has expired. FICO 741, 1X24 in the last 24 months, and $161K equity in the subject."
* Compliance Testing (Lvl 2)     "The tape shows the credit report expired at closing, the fraud report was missing, and the form used for the security instrument is not a FNMA/FHLMC form as it does not contain the homestead exemption waiver clause. Further details not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "The loan failed the QM safe harbor threshold test due to the calculated APR of 6.843% exceeding the APR threshold of 5.210% by 1.633%. The subject loan is escrowed."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan document."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.843% exceeds APR threshold of 5.430% over by +1.413%. The subject loan is escrowed. This loan is compliant with regulation 1026.35 (b), (c) and (d)."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial truth in lending disclosure is missing from the loan document."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	634	Not Applicable
77073751	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.961%	180	xx	Unavailable	xx	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$592.67	01/XX/2021	Financial Hardship	As per the review of the updated title report dated xx There are 2 civil judgments found in the total amount of $5,157.44 filed by different plaintiffs, which were recorded on 06/XX/2015 and 01/XX/2021. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN. There is a hospital lien found against the borrower in favor of xx There is an IRS lien found against the borrower in favor of xx The 2023 combined annual taxes were paid in the amount of $598.96 on 10/XX/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/2024. The last payment was received on 8/XX/2024 in the amount of $874.30, which was applied for the due date of 8/XX/2024. The current monthly P&I is $XXith an interest rate of 3.000%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/2024. The current monthly P&I is $XXith an interest rate of 3.000%. The current UPB reflected as per the payment history is xx
The loan was modified on 12/XX/2020.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx. with an effective date of 12/XX/2020 shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 3.000% starting on 1/XX/2021 and continuing until the new maturity date of 2/XX/2037. There is no deferred balance and principal forgiven amount.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject is a non-compliant HPML loan as the final HUD-1, ROR are missing, and the federal, state, or local compliance testing is unreliable. Tape shows the lender could not determine if the subject loan is a XX loan, and the note document shows the subject is a XX loan. Infinity did not perform regulatory compliance tests as the final HUD-1 is missing from the loan documents. Further details not provided. Subject originated 1/XX/10 and the 4 year TX SOL has expired."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	667	Not Applicable
11669618	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.950%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	49.993%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx
There is a credit card judgment against the borrower, xx which was recorded on 08/XX/2018.
There are multiple credit card judgments against the borrower, xx which were recorded on different dates in favor of different plaintiffs.
The annual county taxes for the year 2023 were paid in the amount of $75.75 on 01/XX/2024.
No prior year's delinquent taxes were found.
According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $571.46 which was applied for the due date of xx The current monthly P&I is $XXith an interest rate of 9.950%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of 7/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The current UPB reflected as per the payment history is xx
No evidence of damage or repair was found.
No foreclosure activity has been found.
The current occupancy is unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA high-cost mortgage points and fees threshold test due to fees charged $6,996.30 exceeds fees threshold of $4,670.29 over by +$2,326.01.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,961.79
Loan Discount Fee paid by Borrower: $4,577.51
Application Fee paid by Borrower: $300.00
Flood Determination - Life of Loan Fee paid by Borrower: $7.00
Settlement / Closing / Escrow Fee paid by Borrower: $150.00"	* Compliance Testing (Lvl 3) "Tape shows loan fails high cost test. Further details not found. Infinity compliance result shows the loan has failed federal high cost tests."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit located at xx shows original note is lost or misplaced. A duplicate copy of note is available in the file at_xx Tape defect also shows that note is a copy."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Critical	Fail	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29450667	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	12.540%	120	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.000%	$149.00	04/XX/2019	Financial Hardship	As per the review of the updated title report dated xx No active judgments or liens were found. For Parcel # xx The 2024 county annual taxes were paid in the amount of $15.69 on 01/XX/2025. For Parcel # xx The 2024 county annual taxes were paid in the amount of $0.78 on 01/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower is current with the loan. The next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $158.31 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XXnd the interest rate is 8.000%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan. The nexxt due date is 9/XX/024. The current P&I is $XXnd the interest rate is 8.000%. The current UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of 4/XX/019 shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 8.000% starting on 4/XX/019 and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows that the loan is NC high cost as APR 12.556% exceeds the benchmark 4.540%, which results in a difference of 8.016%. Infinity CE passed state high cost. Further details are not provided." * Loan does not conform to program guidelines (Lvl 3) "Tape shows that modified Note is incomplete and mod is missing first payment date. Further details were not provided."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the grace period test due to the loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the late fees test due to the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan document."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land. As per appraisal report located at XX_pg#149, the subject property is a manufactured home. The VIN/serial number #xx as available in the legal description of the recorded mortgage is located at xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			695	Not Applicable
3463596	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	7.250%	360	xx	xx	xx	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx
There is an active junior mortgage against the subject property in favor of xx
There are two civil judgments found against the subject borrower in the total amount of $552,278.88 filed by People of State of Illinois that were recorded on different dates.
There are two state tax liens found against the borrower in the total amount of $1,742.25 filed by the Illinois Department of Revenue, which were recorded on different dates.
The first and second installments of county taxes for 2023 were paid in the total amount of $3,436.28 on 5/XX/2024 and 9/XX/024.
No prior year’s delinquent taxes have been found.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $809.32 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XXith an interest rate of 4.150%. The current UPB reflected as per the payment history is xx

Collections Comments:The current status of the loan is performing.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $809.32 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XXith an interest rate of 4.150%. The current UPB reflected as per the payment history is xx
xx
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the borrower’s income was impacted by COVID-19. The deferent was received. The borrower requested for exxtension. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx	This is a conventional fixed-rate mortgage with a P&I of $XXa rate of interest of 7.250%, and a maturity date of 8/XX/036. The P&I as per payment history is $809.32, and the rate of interest is xx There is a reduction in P&I and rate of interest with respect to note. As per the tape data, the new maturity date is xx The modification agreement is missing from the loan file.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the note, lost note affidavit, recorded copy of mortgage, title policy, along with preliminary and commitment are missing from the loan file. Review of loan file shows documents are available. Further details not found."
* Lost Note Affidavit (Lvl 3)     "As per the lost note affidavit available in the file located at xx, the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at xx. As per tape data, note is missing from the loan file. The lost note affidavit is also not found. The loan was never modified."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72387613	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	12.460%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx There are no active liens or judgments against the borrower. The annual city taxes for 2022 were paid in the amount of $237.97. The annual combined taxes for 2022 were paid in the amount of $456.92. The annual city taxes for 2023 were paid in the amount of $37.81. The annual combined taxes of the year for 2023 are exempt. The annual combined taxes for 2024 were due on 11/XX/2024 in the amount of $118.98. No prior year’s delinquent taxes have been found.	According to payment history as of 8/XX/024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $915.04 (PITI) which was applied for the due date of 8/XX/024. The current P&I is P&I is $XXith an interest rate of 12.460%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/XX/024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
According to the PACER, the borrower,xx. The BK was discharged on 08/XX/2015 and terminated on 08/XX/2015.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:xx The unsecured portion is $0.00. The BK was discharged on 08/XX/2015 and terminated on 08/XX/2015. There is no comment indicating a cram down.	Not Applicable	Credit Application	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows loan fails high cost test. Further details not found. Infinity compliance result shows the loan has passed the federal high cost test."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	689	Not Applicable
95376634	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Dakota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.120%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	32.374%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx No active judgments or liens have been found. The annual county tax for 2023 has been paid in the amount of $491.24 on 01/XX/2024. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/XX/2024, the borrower is currently delinquent for 2 months with the loan and next due date is xx The last payment was received on 8/XX/024 in the amount of $596.37 (PITI) which was applied for the due date of 6/XX/2024. The current P&I is $XXith an interest rate of 7.00%. The current UPB reflected as per payment history is xx and the deferred balance is xx. As per the deferral agreement dated 6/XX/2023, located at "xx" the lender deferred the four payments in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection.
As per the review of payment history as of 8/XX/2024, the borrower is currently delinquent for 2 months, and the nexxt due date is 7/XX/2024. The current UPB is xx and the deferred balance is xx
The AOT agreement located at “xx" was made between the borrower and the lender on 4/XX/2013.
As per the collection comment dated 9/XX/2022, the borrower was on the COVID-19 FB plan. The plan details are not available in collection comments.
No foreclosure activity has been initiated.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx. No comment has been found indicating a cram-down. The bankruptcy was discharged on 7/XX/021, and the case was fully terminated on 10/XX/2021.	Not Applicable	Prepayment Penalty Rider	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows missing HUD-1. Review of loan file shows HUD-1 is available and CE was tested." * Loan does not conform to program guidelines (Lvl 3) "Tape shows extension agreement is missing from the loan file. The AOT agreement located at “xx" was made between the borrower and the lender on 4/XX/2013 with the UPB of xx The borrower promised to pay the revised monthly P&I of $364.52 and the rate of interest of 7.00%. The first payment started on 5/XX/2013, and the revised maturity date is 4/XX/2048."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Finance Charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -$7.36.

Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds disclosed finance charge of $143,370.43 for an under disclosed amount of -$72.36."
* LTV or CLTV exceeds 104% (Lvl 2)     "Collateral value used for underwriting: xx Amount of secondary lien(s): $0.00. Loan amount: xx LTV / CLTV = xx
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			619	Not Applicable
54853792	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	XX	XX	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.650%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	567	503	45.400%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.000%	$1,049.65	03/XX/2021	Financial Hardship	According to the updated title report dated xx
There is a municipal lien found against the subject property in favor of xx
There is a civil judgment against the borrower in favor of xx
There is a civil judgment against the borrower in favor of xx The amount is greater than the loan amount.
There is a writ of execution against the borrower in favor of xx
The first and second installments of town taxes for 2025 were due in the amount of $2134.00.
The first, second and third installments of town taxes for 2024 were paid in the amount of $3200.03.
The fourth installment of town taxes for 2024 is due in the amount of $1,067.97.
The annual utilities/mud taxes for 2024 are delinquent in the amount of $1,557.23 on 9/XX/2024, which are good through 9/XX/2024.	According to the latest payment history as of 8/XX/2024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $1,619.43 which was applied to the due date of 7/XX/024. The current P&I is $XX and the interest rate is 5.500%. The unpaid principal balance is xx PH shows a large payment of xx	Collections Comments:The loan is currently performing and the nexxt due date is 8/XX/024.
The last payment was received on 7/XX/2024 in the amount of $1,619.43 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx
The loan has been modified.
As per the comment dated 10/XX/022, the foreclosure was initiated in 2022. As per the comment dated 10/XX/2022, the reinstatement letter was received. As per the comment dated 6/XX/023, the foreclosure was put on hold.
As per the comment dated 5/XX/2024, the subject property is non-owner occupied.
As per the comment dated 6/XX/2024, the reason for default is exxcessive obligation.
The borrower did not file bankruptcy.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:As per the notice of lis pendens located at xx, the foreclosure was initiated and the complaint was filed on 6/XX/2020. The foreclosure was cancelled on 5/XX/021. As per the notice of lis pendens located at xx As per the comment dated 10/XX/022, the foreclosure was initiated in 2022. The complaint filed, judgment entered and hearing dates are unavailable. As per the comment dated 10/XX/2022, the reinstatement letter was received. As per the comment dated 6/XX/023, the foreclosure was put on hold. No further details have been found.
Bankruptcy Comments:Not Applicable	The modification agreement was made on 2/XX/2021 between the borrowers “xx” As per the modified terms, the new principal balance is xx There are 2 steps of modification. The borrower agreed to pay the P&I of $XX and an interest rate of 4.00% beginning on 3/XX/021 until the maturity date of xx	Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The loan was originated on xx with a maturity date of 12/XX/2027. The loan was modified on 2/XX/2021 with a maturity date of 7/XX/029. The P&I and interest rate as per the mod and PH are $1106.55 with an interest rate of 5.500%. The tape data shows the extension agreement is missing from the loan file. Tape has a maturity date of 7/XX/029. Mod has a maturity date of 7/XX/029, and there is no evidence of how the loan maturity date got extended."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the latest fee itemization in file."	* ComplianceEase State Regulations Test Failed (Lvl 2) xx The below fees were included in the test:
Application Fee paid by Borrower: $295.00
Commitment Fee paid by Borrower: $350.00
Processing Fee paid by Borrower: $13.00
Capital Collection Fee paid by Borrower: $61.00."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to Calculated APR of 0.000% exceeds Disclosed APR of 12.382% under disclosed by -12.382%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	531	639
74025386	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	16.000%	180	xx	xx	xx	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Not Applicable	Unavailable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	$27,062.27	5.000%	$239.23	11/XX/2018	Financial Hardship	According to the updated title report dated xx
There are four state tax liens in favor of State of xx
The first installment of county taxes for the year 2023 was paid in the amount of $2,367.50 on 02/XX/2024.
The first installment of county taxes for the year 2023 was paid in the amount of $3,146.77 on 07/XX/2024.
No prior year’s delinquent taxes have been found.	According to the latest payment history as of 8/XX/024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 8/XX/024 in the amount of $848.24 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx The current P&I is $XXnd the interest rate is 5.000%.	Collections Comments:The loan is currently performing and the nexxt due date is 8/XX/024.
The last payment was received on 8/XX/024 in the amount of $848.24 which was applied to the due date of 7/XX/024. The unpaid principal balance is xx
The loan has been modified.
According to the updated title report dated 09/XX/2024, the subject mortgage originated on 01/XX/1996 and was recorded on 01/XX/1996 in the amount of xx The subject mortgage has foreclosed through a sheriff deed recorded on 7/XX/2016. And the subject property was acquired rescission from xx
The borrower xx on 6/XX/2014. The debtor was dismissed on 2/XX/2015 and the case was xx
As per the comment dated 1/XX/2023, the reason for default is exxcessive obligation.
As per the BPO (xx) report dated 1/XX/2023, the subject property is owner occupied.
As per the BPO (xx) report dated 1/XX/2023, the subject property was damaged. The older home needs repairs to bring it up to code and current conditions. CCs do not show damage. We are unable to determine whether the repairs have been completed.
Foreclosure Comments:According to the updated title report dated 09/XX/2024, the subject mortgage originated on 01/XX/1996 and was recorded on 01/XX/1996 in the amount of $45,618.55. The subject mortgage has foreclosed through a sheriff deed recorded on 7/XX/2016. As per the rescission document, the sheriff is ordered to return the order of sale without xx, and the complaint is dismissed without prejudice. As per UT, the current ownership is in the name of borrowers xx

Bankruptcy Comments:The borrower xx on 6/XX/2014. The POC was filed on 11/XX/014 by the creditor xx., with the claim amount of xx and the arrearage amount is $5,360.00. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $21,938.03 and the value of the collateral is xx Therefore, the unsecured portion is $0.00. The chapter 13 plan was filed on 6/302014. The amended chapter 13 plan was filed on 9/XX/2014 and the plan was confirmed on 11/XX/014. The debtor has promised to pay the trustee in the amount of $1,400.00 for 36 months.The chapter 13 trustees report was filed on 3/XX/2015. The debtor was dismissed on 2/XX/2015 and the case was terminated on 4/XX/2015.	The modification agreement was made on 10/XX/2018 between the borrowers “xx” and the lender xx.” As per the modified terms, the new principal balance is xx the deferred principal balance is $27,062.27 and the interest-bearing principal balance is $31,250.00. The borrower agreed to pay the P&I of $XXnd an interest rate of 5.000% beginning on 11/XX/018 until the maturity date of 7/XX/034.	Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan failed the federal high-cost APR threshold test. The initial loan application, HUD-1, and ROR to accurately determine compliance with federal, state, or local compliance testing requirements are missing from the loan documents. Infinity did not perform regulatory compliance tests as the final HUD-1 is missing from the loan documents. Further details not provided."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and closing statement, along with fee itemization, are missing from the loan documents."	* Application Missing (Lvl 2) "The final application is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB xx
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4978770	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.994%	181	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$277.58	02/XX/2019	Financial Hardship	As per the review of the updated title report dated xx
There is an active junior mortgage against the subject property in favor of xx
No active judgments or liens were found.
The 2024 combined annual taxes are due in the amount of $691.60 on 12/XX/2024.
The 2023 combined annual taxes were paid in the amount of $289.32 on 11/XX/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the next due date is 10/XX/2024. The last payment was received on 08/XX/2024 in the amount of $425.66, which was applied for the due date of 09/XX/2024. The current monthly P&I is $XXith an interest rate of 6.00%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is active bankruptcy.
According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the nexxt due date is 10/XX/2024. The current UPB reflected as per the payment history is xx
The loan was modified on 01/XX/2019.
No evidence has been found regarding the current or prior foreclosure proceedings.
xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx. The borrower has promised to make a monthly mortgage payment of $800.00 for 36 months to the trustee under the Chapter 13 plan. The last bankruptcy was filed onxx	This modification agreement signed between the borrower and lender with an effective date of 02/XX/2019 shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 6.00% starting on 02/XX/2019 and continuing until the new maturity date of 01/XX/2049. There is no deferred balance or principal forgiven amount.	Credit Application Credit Report	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. As per the appraisal report located at xx, the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. We are unable to determine whether the home is attached to the permanent foundation."	* Compliance Testing (Lvl 3) "Tape shows loan fails high cost test. Further details not found. Infinity compliance result shows the loan has passed the high cost test."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows ROR, initial GFE, initial loan application, and payoff statement are missing from the loan file. Further details not found."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72121445	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	Second	$0.00	XX	XX	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.470%	240	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.470%	$266.41	08/XX/2019	Financial Hardship	The review of the updated title report dated xx
There is a prior mortgage against the subject property in the amount of $xx in the favor of xx
There is a civil judgment against the borrower in the amount of $5,070.10 in the favor of “xx.”, which was recorded on 07/XX/2015.
The first and second installments of county taxes for 2023 are paid total in the amount of $289.58.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/XX/2024, the borrower has been delinquent for 1 month. The last payment was received on 7/XX/2024, which was applied for the due date of 7/XX/024 and the next due date for payment is 8/XX/024. The P&I is $XXnd PITI is $492.83. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 8/XX/2024, the borrower has been delinquent for 1 month. The last payment was received on 7/XX/2024, which was applied for the due date of 7/XX/024 and the nexxt due date for payment is 8/XX/024. The P&I is $XXnd PITI is $492.83. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
As per comment dated 12/XX/023, the borrower’s income was impacted by Covid-19.
No evidence has been found regarding bankruptcy.
No evidence has been found regarding damage.

Foreclosure Comments:The foreclosure was initiated in 2014. The lis pendense located at xx, was filed on 4/XX/2014.  Further details not provided. The foreclosure was re-initiated in 2017. The lis pendens was filed on xx. The FC was put on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	The loan was modified on 7/XX/2019 with new principal balance of xx The borrower promises to pay the new modified P&I of $XXith the new fixed interest rate of 8.470% beginning from 8/XX/019 to the new maturity date of 7/XX/044.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Prepayment Penalty Rider	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, along with estimated HUD-1 and fee itemization, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows missing interior inspection. Review of loan file shows appraisal report is missing from the loan file. Further details not provided."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan document."
* LTV or CLTV exceeds 104% (Lvl 2)     "Collateral value used for underwriting: xx Loan amount: xx LTV / CLTV = 116.912%."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan document."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27192861	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	6.000%	360	xx	xx	xx	ARM	Refinance	xx	Unavailable	Unavailable	Unavailable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the updated title report dated xx There is a junior mortgage against the subject property in the amount of “xx,” which was originated on 3/XX/002 and recorded on 4/XX/2002 with the instrument # xx. The first and second installments of the county taxes for year 2023 were paid on 3/XX/024 and 8/XX/024 respectively. No prior year's delinquent taxes were found.	According to the payment history as of 8/XX/2024, the borrower has been delinquent for one month and the next due date is 8/XX/024. The last payment was received on 8/XX/2024 in the amount of $537.42 which was applied to the due date of 7/XX/024. The monthly P&I is $XXand the interest rate is 2.875%. The current UPB is xxand the deferred balance is $652.02. The deferment agreement is located at xx	Collections Comments:The current status of the loan is collections.
According to the payment history as of 8/XX/2024, the borrower has been delinquent for one month and the nexxt due date is 8/XX/024. The current UPB is xx
As per CC dated 10/XX/2023, the RFD is illness of borrower.
As per CC dated 11/XX/2023, the subject property is located in FEMA disaster area which was declared for severe storms and flood. CCs do not show any damage.
No foreclosure activity has been found.
The borrower xx filed for bankruptcy under chapter xx
The subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx.	This is an ARM loan with an original P&I of $XXand interest rate of 6.00%. The current P&I per PH is $217.34 and the rate of interest is 2.875%. As per the tape the loan was modified on 8/XX/018 and the maturity extended to 7/XX/033. The modification agreement is missing from the loan file.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject is an ARM loan, and the CHARM booklet, final HUD-1, ROR, TIL, ARM loan program disclosure, and appraisal report required to accurately determine compliance with the timing of disclosure requirements are missing from the loan documents. Tape shows the FHA case number assignment date is missing. Further details not provided. Infinity did not perform regulatory compliance tests as the final HUD-1 is missing from the loan documents."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file. xx search shows an estimated value of $xx. Current UPB $xx." * Missing credit report (Lvl 2) "Credit Report is missing from the loan file." * Missing Initial 1003_Application (Lvl 2) "Initial 1003 signed by loan originator is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			636	Not Applicable
9290322	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	9.750%	180	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	514	509	38.055%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.000%	$253.56	06/XX/2017	Financial Hardship	As per the updated title report dated xx
There are 3 water, sewer, and utility liens against the subject property, which are in the favor of the xx, which were recorded on different dates.
There is a credit card judgment found against the borrower in favor of xx, which was recorded on 11/XX/2019.
There are 3 other judgments found against the borrower in the total amount of $4,246.83 filed by different plaintiffs and recorded on different dates.
The annual city taxes for year 2024 were paid.
The annual water charges for 2024 have been delinquent in the amount of $1,009.07 which were due on 10/XX/2024.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $253.56 which was applied for the due date of 8/XX/024. The current monthly P & I is $253.56 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx and deferred balance is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current monthly P & I is $253.56 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $XX
xx
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is not owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx	This modification agreement signed between the borrower and lender with an effective date of 4/XX/2017 shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 5.000% starting on 6/XX/017 and continuing until the new maturity date of 5/XX/032. There is no deferred balance and principal forgiven amount.	Section 32 Disclosure	xx	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA high-cost mortgage points and fees threshold test due to fees charged $5,098.00 exceeds fees threshold of $2,725.61 over by +$2,372.39.
The below fees were included in the test:
Mortgage Broker Fee (Direct) paid by Borrower: xx
Commitment Fee paid by Borrower: $599.00
Flood Determination - Life of Loan Fee paid by Borrower: $20.00
Document Preparation Fee paid by Borrower: $100.00
Tax Related Service Fee paid by Borrower: $90.00
Wire Transfer Fee paid by Borrower: $20.00
Settlement / Closing / Escrow Fee paid by Borrower: $225.00
Title Document Preparation Fee paid by Borrower: $125.00
Attorney's Fee paid by Borrower: $1,900.00
Title Courier Fee paid by Borrower: $24.00
CPL Fee paid by Borrower: $35.00

Loan fails HOEPA high-cost mortgage timing of disclosure test due to section 32 disclosure signed by the borrower is missing from the loan documents."	* Compliance Testing (Lvl 3) "The tape shows the subject loan failed the federal high cost points and fees test, and the initial application is missing from the loan documents. Infinity compliance results show the subject loan failed the federal high cost points and fees test. Further details not provided." * Sec 32 Disclosure not in file (Lvl 3) "Sec 32 disclosure is missing from the loan file."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the interest rate test due to rate calculated 9.750% exceeds rate threshold of 7.500% over by +2.250%.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test finance charge disclosed on final TIL as $56,214.10. Calculated finance charge is $58,243.09 for an under disclosed amount of -xx

This loan failed the TILA foreclosure rescission finance charge test finance charge disclosed on final TIL as xx Calculated finance charge is $58,308.09 for an under disclosed amount of -$2,093.99.

This loan failed the TILA APR test due to APR calculated 10.826% exceeds APR threshold of 11.683% over by -0.857%."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Critical	Fail	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	495	564
501880	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.510%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.375%	$360.23	08/XX/2019	Financial Hardship	As per the review of the updated title report dated xx No active judgments or liens were found. The annual combined taxes for 2023 have been paid in the amount of $174.11 on 10/XX/2023. The annual city taxes for 2023 have been paid in the amount of $31.36 on 11/XX/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/XX/2024, the borrower is current with the loan. The next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $713.74 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XXnd the interest rate is 7.375%. The current UPB is xx. As per the tape data, the deferred balance is $2,615.50.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan. The nexxt due date is 9/XX/024. The current UPB is xx
No foreclosure and bankruptcy evidence has been found.
As per the collection comment dated 3/XX/2024, the borrower’s income was impacted by Covid-19.
The deferment agreement was made on 4/XX/024 located at “xx” with the deferred amount of xx
As per the collection comment dated 12/XX/022, the evidence has been found regarding construction of roof. No further details have been found regarding damage or repairs.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of 07/XX/2019 and the new modified principal balance is xx The borrower promised to pay P&I in the amount of $360.23 with fixed interest rate of 7.375% starting on 8/XX/019 until the maturity date of 3/XX/039. The deferred balance is $2,255.27 and the interest-bearing amount is $44,808.59.	Credit Application Credit Report Good Faith Estimate HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State of Kentucky which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD-1, and fee itemization are missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "Tape and file show final HUD-1, ROR, TIL, appraisal, GFE, and loan application are missing. Further details not provided."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Good Faith Estimate missing or unexecuted (Lvl 2) "Good Faith Estimate is missing from the loan documents" * Missing Appraisal (Lvl 2) "Appraisal is missing from the loan documents" * Missing credit report (Lvl 2) "Credit report is missing from the loan documents" * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	625	Not Applicable
32452637	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.120%	180	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	55.398%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.510%	$275.57	07/XX/2014	Financial Hardship	According to the updated title report dated xx
There is an active civil judgment against the borrower in favor of xx
Annual combined taxes for the year 2023 have been paid in the amount of $439.58.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $557.99 (PITI), which was applied for the due date of 8/XX/024. The current P&I is $XXith an interest rate of 11.120%. The current UPB reflected as per the payment history is xx
As per the deferment agreement located at xx" the amount of $1,166.82 has been deferred.	Collections Comments:The current status of the loan is performing.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per the payment history is $XX
The step modification agreement was signed between the borrower and lender with an effective date of 7/XX/014, and the new modified unpaid principal balance is xx
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of damage or repair has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower xx and the new modified unpaid principal balance is $41,827.97. The modified monthly P&I of $XXith an interest rate of 7.510% starting on 7/XX/014, which will be changed in 3 steps until the new maturity date of 6/XX/054. The rate will change in three steps, which end with 11.120%. There is no deferred or forgiven amount.	Section 32 Disclosure	xx	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan fails HOEPA high-cost mortgage APR threshold test due to APR calculated 11.705% exceeds APR threshold of 11.700% over by +0.005%.

Loan fails HOEPA high-cost mortgage timing of disclosure test due to section 32 disclosure signed by the borrower is missing from the loan documents."	* Compliance Testing (Lvl 3) "Review and tape show that the subject loan is federal and state high-cost. Further details not provided. Infinity compliance result shows that the loan fails the federal high-cost and state high cost."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that tape has a deferred amount of $12.38; mod has no deferred amount. Further details are not provided."
* Sec 32 Disclosure not in file (Lvl 3) "Section 32 disclosure is missing from the loan documents."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "This loan failed the SC HCCHLA high-cost home loan APR threshold test due to APR calculated 11.705% exceeds APR threshold of 11.700% over by +0.005%.

This loan failed the SC HCCHLA high-cost home loan DTI presumption test due to the debt-to-income (DTI) ratio of the borrower exceeds 50%.

This loan failed the SC HCCHLA high-cost home loan financing of points and fees test due to the loan finances points and fees exceeding 2.5% of the total loan amount.

SOL of 3 years expired"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed HOEPA higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to APR calculated 11.705% exceeds APR threshold of 5.980% over by +5.725%. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Critical	Fail	Pass	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41678530	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.800%	240	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx No active judgments or liens have been found. The annual combined taxes for the year 2023 are exempt. The annual combined taxes for the year 2022 were paid in the amount of $103.46 on 12/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is 08/XX/2024. The last payment was received on 08/XX/2024 in the amount of $640.37, which was applied for the due date of 07/XX/2024. The current monthly P&I is $XXith an interest rate of 10.30%. The current UPB reflected as per the payment history is xx . The borrower has been making payments as per rate reduction rider located at xx. As per the deferment agreement dated 9/XX/022, which is located at xx, the servicer deferred a payment in the total amount of xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 08/XX/2024, the borrower is currently 1 month delinquent with the loan, and the nexxt due date is 08/XX/2024. The current UPB reflected as per the payment history is xx
As per the servicing comment dated 10/XX/2022, the reason for default is a reduction in income.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	xx	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents." * Compliance Testing (Lvl 3) "The tape shows the subject loan failed HMDA benchmark rate APR threshold tests. The final TIL to verify timing requirements is missing from the loan documents. Infinity compliance result does not show the loan failing HMDA requirements. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Finance Charge test due to calculated finance charge of $94,252.37 exceeds disclosed finance charge of xx for an under disclosed amount of -$11.32.

Loan failed TILA Foreclosure Rescission Finance charge of $94,252.37 exceeds disclosed finance charge of $94,328.69 for an under disclosed amount of -$76.32."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land. As per appraisal report located at xx  the subject property is a manufactured home. The affidavit of affixation document is available in UT located at xx reflecting that the home is affixed with permanently to the land. The wheels, axles, tow bar, or hitch were removed. The serial no. is xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	622	Not Applicable
55794294	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.223%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx No active judgments or liens were found. The 2024 combined annual taxes were paid in the amount of $737.47 on 03/XX/2024. The 2025 village annual taxes were paid in the amount of $452.55 on 06/XX/2024. The 2025 school annual taxes were due in the amount of $18.45 on 10/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 10/XX/024. The last payment was received on 8/XX/2024 in the amount of $616.76, which was applied for the due date of 9/XX/024. The current monthly P&I is $XXith an interest rate of 7.98%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 10/XX/024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is non-owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:xx	This conventional fixed-rate mortgage originated on 08/XX/2001 with a P&I of $XXa rate of interest of 11.24%, and a maturity date of 08/XX/2031. The current P&I, as per the latest payment history as of 8/XX/2024, is $616.76, and the rate of interest is 7.98%. There is a reduction in P&I and interest rates with respect to note data. The modification agreement is missing from the loan file. The tape data does not indicate the modification.	1-4 Family Rider Credit Application Final Truth in Lending Discl.	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the federal and state high cost tests. Further details not provided. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents and the subject loan is NOO."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is not signed and hand-dated by the borrower." * LTV or CLTV exceeds 104% (Lvl 2) "Collateral value used for underwriting: xx Amount of Secondary Lien(s): $0.00 loan amount: xx LTV=124.752%." * Missing required 1-4 family rider (Lvl 2) "1-4 family rider is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	746	738
37941746	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	12.690%	324	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of $164.69 on 11/XX/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 08/XX/2024 in the amount of $350.85 which was applied for the due date of 08/XX/2024. The current monthly P&I is $XXith an interest rate of 1.9992%. The current UPB reflected as per the payment history is xx
..	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current monthly P&I is $XXith an interest rate of 1.9992%. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
 As per collection comment dated 10/XX/2023, the FEMA disaster was declared xx.
No comments have been found stating the borrower’s income was impacted by Covid-19
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional fixed-rate mortgage originated on 07/XX/2003 with a P&I of $XXa rate of interest of 12.690%, and a maturity date of 07/XX/2030. The current P&I, as per the latest payment history as of 08/XX/2024, is $185.94, and the rate of interest is 1.9992%. The current UPB is in the amount of xx and as per tape data, the maturity date is extended to 03/XX/2046. The loan modification document is missing from the loan file.	1-4 Family Rider Credit Application Credit Report HUD-1 Closing Statement Origination Appraisal Prepayment Penalty Rider	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the high cost test. Further details not provided. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents and the subject loan is NOO."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, along with Estimated HUD-1 and Fee Itemization, is missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan documents."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand-dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59731247	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.500%	360	xx	Unavailable	xx	Fixed	Cash Out	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	6.500%	$278.70	04/XX/2009	Financial Hardship	According to updated title report dated xx
There is a civil judgment against xx in the amount of $xx in favor of xx which was recorded on 10/XX/2018.
Annual county taxes for the year 2023 are exempt.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/XX/024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $368.83 (PITI), which was applied for the due date of 8/XX/024. The current P&I is $XXith an interest rate of 6.50%. The current UPB reflected as per payment history is xx and the deferred balance is xx. The deferral agreement is located at xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of 8/XX/024, the borrower is current with the loan and the nexxt due date is 9/XX/024. The current UPB reflected as per payment history is xx and the deferred balance is $557.40.
No foreclosure activity has been initiated.
As per the collection comment dated 9/XX/2022, the borrower's income was impacted by Covid-19. The borrower was approved for the two-month COVID-19 deferral payments for the due dates of August and September 2022.
As per the property inspection report dated 12/XX/2022 located at xx,” the subject property was occupied by the unknown party. CCs do not show any damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 3/XX/2009. As per the modified terms, the P&I and interest rate were reduced. The first modified payment was due on 4/XX/009. The maturity was extended to 2/XX/039. The modified P&I is $XXnd the interest rate is 6.500%.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan failed WV state regulation test. Further details not provided. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents and the subject loan is NOO."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with fee itemization and estimated HUD-1, is missing from the loan documents."	* Application Missing (Lvl 2) "The final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB $xx."
																																																																																								* Missing credit report (Lvl 2) "The credit report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4637594	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.689%	192	xx	xx	xx	Fixed	Cash Out	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	$1,098.94	6.000%	$227.61	09/XX/2019	Financial Hardship	The review of the updated title report dated xx
No active judgment and liens have been found.
The annual school taxes for 2023 have been paid in the total amount of $1,525.87.
The annual school and combined taxes have been due in the amount of $1577.02.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/XX/2024, the borrower is current with the loan and next due date is 8/XX/2024. The last payment was received on 7/XX/2024 in the amount of $783.14 which was applied for the due date of 7/XX/024. The current P&I is $XXith an interest rate 6.00%. The UPB is xx	Collections Comments:According to the review of the collection comments, the borrower is current with the loan.
As per the review of payment history as of 8/XX/2024, the borrower is current with the loan and nexxt due date is 8/XX/2024. The UPB is xx
The subject property is owner occupied.
No comments have been found for damage or repairs.
No comments have been found for bankruptcy and foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 7/XX/2019. As per the modified term, the new principal balance is xx The borrower promises to pay $227.61 monthly with a modified interest rate of 6.00% beginning on 9/XX/019 with a maturity date of 8/XX/039. The loan has been modified once since origination.	Credit Application Credit Report Origination Appraisal	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An appraisal report at the origination is missing from the loan file. The seller’s tape data shows the subject property type manufactured home. Final title policy is missing from the loan file. The legal description attached with the subject mortgage does not show VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to permanent foundation. The tax certificate attached with the updated title report shows that the subject property is mobile home."	* Compliance Testing (Lvl 3) "Tape shows loan fails federal and state high cost tests. Further details not provided. Subject loan is NOO, and Infinity did not perform a regulatory compliance test."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98914031	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.000%	360	xx	xx	xx	ARM	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	Not Applicable	2.000%	$100.69	07/XX/2014	Financial Hardship	According to the updated title report dated xx
There is a credit card judgment against the borrower, xx
There is a hospital lien against the borrower, xx.
The annual combined taxes for 2023 were paid in the amount of $610.45 dated 12/XX/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 9/XX/024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $286.32 (PITI) and was applied to the due date of 8/XX/024. The monthly P&I is $XXand the interest rate is 2.000%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/XX/024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $286.32 (PITI) and was applied to the due date of 8/XX/024. The monthly P&I is $XXand the interest rate is 2.000%. The current UPB is xx
As per the updated title 9/XX/2024, the FC action was initiated twice since origination. The first lis pendens was filed on 4/XX/2015, and it was released on 5/XX/015. The second lis pendens was filed on 3/XX/2018, and as per the release located at "xx" it was released on 5/XX/022. Unable to confirm the reason for release for both lis pendens.
The borrowers "xx The BK was discharged on 3/XX/2023 and terminated on 7/XX/023.
No evidence of damage or repair has been found.
The subject property is owner-occupied.
As per the deferred agreement located at "xx,"  the amount of $609.62 has been deferred.

Foreclosure Comments:As per the updated title 9/XX/2024, the FC action was initiated twice since origination. xx
Bankruptcy Comments:xxThe unsecured portion is $0.00. xx	This is step rate modification. The loan was modified between the borrower "xx" on 7/XX/014. As per this modification agreement, the new principal balance is xx and the borrower promised to pay principal and interest in the amount of $100.69 at a rate of 2.000%. According to this agreement, the new maturity date will be 6/XX/054. There is principal reduction in the amount of xx	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject is a high-cost loan, and Infinity did not perform regulatory compliance tests as the final HUD-1 is missing from the loan documents. Further details not provided."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. Redfin search shows an estimated value of $xx. Current UPB xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42400307	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Other	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.775%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx
There are two active prior mortgages against the subject property. The first prior mortgage was originated on xx
Annual combined taxes for the year 2023 are exempt.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $315.58 which was applied for the due date of 7/XX/024. The current P&I is $XXith an interest rate of 11.625%. The current UPB reflected as per payment history is xx
The borrower made payments as per the payment change document located at xx
Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and nexxt due date is 8/XX/024. The current UPB reflected as per payment history is xx
The post-closing details regarding the foreclosure have not been found.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the comment dated 8/XX/2023, the borrower stated the subject property has some repairs. No details are available regarding the estimated repair cost. No details have been found regarding completion of repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape defect shows FEMA Disaster Issue as the recent valuation inspection is prior to the most recent FEMA disaster dated 06/XX/2016. As per the comment 5/XX/2024, the subject property is impacted by the FEMA disaster declared on 5/XX/2024 due to severe storms. Further details not provided."	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3) "Fair market value of homestead property acknowledgment is missing from the loan documents."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD-1, and fee itemization are missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XX search shows an estimated value of $xx. Current UPB xx
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan document."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17615593	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.910%	240	xx	Unavailable	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx No active judgments or liens have been found. The annual combined taxes for 2022 were paid in the amount of $143.86 on 10/XX/2022. The annual combined taxes for 2023-2024 have been exempted. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/2024. The last payment was received on 08/XX/2024 in the amount of $563.78, which was applied for the due date of 8/XX/2024. The current P&I is $XXith an interest rate of 10.910%, and the PITI is $563.78. The UPB is xx and the deferred balance is $4,101.36. As per the deferment agreement located at "xx," the lender deferred the payments in the amount of xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/2024. The UPB is $ xx and the deferred balance is $ 4,101.36. As per the deferment agreement located at "xx," the lender deferred the payments in the amount of $4,101.36.
As per the collection comment dated 11/XX/022, the borrower was on the COVID-19 FB plan. The FB details are not available in the latest collection comments.
As per the collection comment dated 11/XX/022, the borrower’s daughter was sick, and the borrower was behind on the account. The borrower was on 3 months of deferral payments from 9/XX/023 to 11/XX/023. Further details are not provided.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
As per the prior BPO report dated 3/XX/2020, located at “xx," the subject property needs multiple repairs, and the total cost to repair was $33,500.00, which includes ceiling paint, exxterior trash out, initial yard, removing deteriorated building, roof, replacing ceiling, interior trash out, and mold remediation. Unable to determine if all repairs are completed or not from the loan file. The latest CCs do not show any damages. As per the tape data, the subject property was damaged. The latest BPO report is required to validate the actual repairs.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Origination Appraisal	xx	4: Unacceptable	* Property is Mobile Home (Lvl 4) "The home is not affixed. The appraisal report is missing from the loan file. The tax certificate attached with the updated title report shows that the subject property is manufactured home. The ALTA 7 endorsement is not attached with the final title policy. The legal description attached with the subject mortgage does not show VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to permanent foundation."	* Compliance Testing (Lvl 3) "Tape shows the subject loan failed the HMDA benchmark APR threshold test. Infinity did not perform regulatory compliance tests as the final HUD-1 is missing from the loan documents. Further details not provided." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Application Missing (Lvl 2) "Tape and file show the final application is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			656	Not Applicable
12436699	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.040%	240	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx No active liens and judgments have been found against borrower and property. The annual combined taxes for the year 2023 are paid in the amount of $826.04 on 11/XX/2023. The annual combined taxes for the year 2024 are due in the amount of $817.63 on 01/XX/2025. No prior year delinquent taxes have been found.	According to the payment history as of 8/XX/024, the borrower is current with the loan. The last payment was received on 8/XX/024, which was applied for the due date of 7/XX/2024and the next due date for payment is 8/XX/2024. The P&I is $XXnd PITI is $631.51. The UPB reflected as per the payment history is xx. The borrower made principal only payments on 8/XX/024 in the amount of $268.49. The PH shows deferred balance in the amount of $957.21. The deferment agreement is not available in loan file.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/024, the borrower is current with the loan. The last payment was received on 8/XX/024, which was applied for the due date of 7/XX/2024and the nexxt due date for payment is 8/XX/2024. The P&I is $XXnd PITI is $631.51. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
As per comment dated 1/XX/2023, the subject property was damaged. The plumbing needs to be repaired. The estimated cost of repair is unable to be determined. No comment found that states that repair is completed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows loan fails federal and state high cost tests. Further details not provided. Subject loan is NOO, and Infinity did not perform a regulatory compliance test." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, along with estimated HUD-1 and fee Itemization, is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "Tape and file show initial application is missing from the loan file. Further details not provided."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents." * Missing credit report (Lvl 2) "Credit report is missing from loan documents." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	600	Not Applicable
67911675	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.968%	240	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx
There are 4 credit judgments found against the borrower in the total amount of $3,701.76 filed by different plaintiffs and recorded on different dates.
The first installment of county taxes for 2024 was partially paid in the amount of $120.33 on 1/XX/2024 and the remaining amount is due on 9/XX/2024 in the amount of $186.41.
The second installment of county taxes for 2024 was partially paid in the amount of $120.33 on 1/XX/2024 and the remaining amount is due on 12/XX/2024 in the amount of $186.42.
The first installment of utility charges for 2024 was partially paid in the amount of $267.35 on 1/XX/2024 and the remaining amount is due on 9/XX/2024 in the amount of $0.63.
The second installment of utility charges for 2024 was partially paid in the amount of $267.36 on 1/XX/2024 and the remaining amount is due 12/XX/2024 in the amount of $0.62.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the next due date is 08/XX/2024. The last payment was received on 08/XX/2024 in the amount of $580.56, which was applied for the due date of 07/XX/2024. The current monthly P&I is $XXith an interest rate of 9.96%. The current UPB reflected as per the payment history is $xx The borrower has been making payments as per rate reduction rider located at xx As per the deferment agreement dated 05/XX/2024, which is located at xx, the servicer deferred payments in the amount of xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the nexxt due date is 08/XX/2024. The current UPB reflected as per the payment history is xx
As per the servicing comment dated 07/XX/2024, the reason for default is a reduction in income.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per the servicing comment dated 05/XX/2024, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
As per the deferment agreement dated 05/XX/2024, which is located at xx the servicer deferred payments in the amount of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan fails HPML test and final HUD-1 is missing. Further details not provided. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final Hud-1, along with itemization and the estimated HUD, are missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "Tape and file show ROR, TIL, appraisal is missing from the loan file. Further details not provided."	* Application Missing (Lvl 2) "Final loan application signed by the borrower is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account signed by the borrower is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	551	Not Applicable
68312259	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.550%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	26.543%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.000%	$214.59	01/XX/2019	Financial Hardship	According to the updated title report dated xx
There is a credit card judgment against the subject borrower xx
 There is a credit card judgment against xx in favor of xx. The name of the defendant is inconsistent with the subject borrower name.
 There are 2 municipal liens in favor of xx. The address mentioned on the supporting document is inconsistent with the subject property.
The city annual taxes of the year for 2024 have been paid.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/XX/024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $335.97 which was applied for the due date of 8/XX/024. The current P&I is $XXith an interest rate of 7.000%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is in performing.
 According to payment history as of 8/XX/024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per the payment history is xx
The modification agreement was made between the lender and borrower on 12/XX/018.
According to the servicing comments, the foreclosure was initiated on the loan. No details have been found regarding the complaint filing, judgment entered, or hearing dates. As per the comment dated 4/XX/2023, the foreclosure was closed as the loan was reinstated.
No post-close bankruptcy record has been found.
 No comments have been found for damage or repairs.
Foreclosure Comments:According to the servicing comments, the foreclosure was initiated on the loan. No details have been found regarding the complaint filing, judgment entered, or hearing dates. As per the comment dated 4/XX/2023, the foreclosure was closed as the loan was reinstated.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 12/XX/018. As per the modified term, the new principal balance is xx The monthly P&I is $XXith an interest rate of 7.000% beginning on 1/XX/019 and a maturity date of 7/XX/033. The loan was modified once since origination.	xx	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA high-cost mortgage points and fees threshold test due to fees charged $3,820.00 exceeds fees threshold of $2,214.40 over by +$1,605.60. The below fees were included in the test: Mortgage Broker Fee (Direct) paid by Borrower: $3,150.00 Processing Fee paid by Borrower: $270.00 Flood Determination - Life of Loan Fee paid by Borrower: $7.00 Tax Related Service Fee paid by Borrower: $98.00 1101 Settlement / Closing / Escrow Fee paid by Borrower: $200.00 1107 Attorney's Fee paid by Borrower: $60.00 Title Courier Fee paid by Borrower: $35.00 Loan fails high-cost mortgage timing of disclosure test due to section 32 disclosure date 1/XX/1999 is on the consummation date of 1/XX/1999. Section 32 disclosure is available in the documents."	* Compliance Testing (Lvl 3) "Tape shows the subject loan failed the HOEPA points and fees test, and section 32 disclosure is available in the documents. Further details not provided. Infinity compliance result shows the loan failed the HOEPA points and fees test, and section 32 disclosure is available in the documents."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at “XX pg#101 “ shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at “xx"	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the interest rate test due to rate calculated 11.550% exceeds rate threshold of 8.000% over by +3.550%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test due to finance charge disclosed on final TIL as $85,014.12. Calculated finance charge is $85,029.00 for an under disclosed amount of -$14.88."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Critical	Fail	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86891865	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.050%	96	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	28.054%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$130.92	10/XX/2018	Extend Term	According to the updated title report dated xx No active judgments or liens have been found. The annual combined taxes for 2024 were paid in the amount of$342.22 on 5/XX/024. The annual school taxes for 2024 are due in the amount of $319.80 on 10/XX/024. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $284.20 (PITI), which was applied for the due date of 8/XX/024. The current P&I is $XXith an interest rate of 6.00%. The current UPB reflected as per payment history is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per payment history is xx
The loan was modified on 8/XX/2018 with the UPB of xx
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
As per the collection comment dated 10/XX/2022, the subject property was occupied by the unknown party. CCs do not show any damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 8/XX/2018. As per the modified term, the new principal balance is xx The monthly P&I is $XXith an interest rate of 6.000% beginning on 10/XX/018 and a maturity date of 9/XX/048. The loan has been modified once since origination.	Notice of Servicing Transfer	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject the loan failed the HOEPA and PA state APR threshold tests. Further details not provided. Infinity compliance result shows that the loan failed the federal and state high-cost threshold APR and fees tests."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Compliance failing for state regulations. PA license validation test. In the state of PA, a lender-licensed ID is not provided as per the NMLS ID 21116 web site."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed interest rate test due to APR calculated 9.050% exceeds APR threshold of 6.250% over by +2.800%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.506% exceeds APR threshold of 6.130% over by +4.376%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	553	637
37396234	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.710%	360	xx	xx	xx	ARM	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx No active judgments or liens have been found. The school annual taxes for 2024 have been due in the amount of $741.80 on 10/XX/024. The school annual taxes for 2023 are paid in the amount of $666.79 on 9/XX/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $252.34 which was applied for the due date of 8/XX/024. The current monthly P&I is $XXith an interest rate of 11.460%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) ""Home is not affixed to the land. As per appraisal report dated 7/XX/2002 located at xx, the subject property is a single family. Tax certificate attached with the updated title report dated 09/XX/2024 shows the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage.""	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the NY state high cost test. Further details not provided. Infinity compliance result shows the loan has passed state high cost tests."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final TIL as $51,798.63. Calculated finance charge is xx for an under disclosed amount of -$96.29. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TIL as $51,798.63. Calculated finance charge is $51,959.92 for an under disclosed amount of -$161.29. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	785	Not Applicable
1856634	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx
No active judgments or liens have been found.
The annual county taxes for 2023 were paid in the amount of $669.99 on 11/XX/2023.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $423.53 (PITI), which was applied for the due date of 8/XX/024. The current P&I is $XXith an interest rate of 6.125%. The current UPB reflected as per payment history is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per payment history is xx
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the comment dated 9/XX/023, the FEMA disaster was declared on 8/XX/2023 for xx). CCs do not show damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan failed high cost test. Further details not provided. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape and file show initial GFE and loan application is missing from the loan file. Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. Further details not provided."	* Application Missing (Lvl 2) "The application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB $xx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46807718	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.250%	360	xx	xx	xx	ARM	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Investor	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	Not Applicable	7.000%	$3,827.18	06/XX/2019	Financial Hardship	As per the review of the updated title report dated xx
No active judgments or liens were found.
The 2023 combined annual taxes were paid in the amount of $1,630.77 on 12/XX/2023.
The 2023 city annual taxes were paid in the amount of $3,009.18 on 12/XX/2023.
The 2023 school annual taxes were paid in the amount of $7,936.15 on 12/XX/2023.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/XX/2024, the BWR is current with the loan and the next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $5670.63 (PITI) which was applied to the due date of 8/XX/024. The current P&I is $XX and the interest rate is 7.00%. The current UPB is not reflected in the PH. As per tape data, the current UPB is xx. The deferred balance per tape is xx and the deferral agreement is located at xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 8/XX/2024, the BWR is current with the loan and the nexxt due date is 9/XX/024. As per tape data, the current UPB is xx
As per CC dated 4/XX/020, the BWR was approved for Covid deferment in the amount of xx Further details are not provided.
No foreclosure activity has been found.
No evidence of damage or repair was found.
As per pacer records, the BWR filed bankruptcy under Chapter 13, casexxThe BK was dismissed on xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per pacer records, the BWR filed bankruptcy under Chapter 13, casexx. As per voluntary petition schedule D, the amount of secured xx
The plan was confirmed on 12/XX/2012. The debtor shall pay to the trustee xx for 60 months. The BK was dismissed on 8/XX/2015 and the case was terminated on 3/XX/2016.	The loan modification agreement was made between xx. As per the modified terms, the modified UPB is xx The borrower agreed to pay modified UPB with fixed interest at the rate of 7.00% by making P&I of $XXstarting on 6/XX/019. The new maturity date is 9/XX/048.	Credit Application Final Truth in Lending Discl. Flood Certificate Good Faith Estimate Hazard Insurance HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 or itemization is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the subject loan is XX. The appraisal report, HUD-1, and modification are missing from the loan file. The SOL of 4 years has expired. Infinity did not perform regulatory compliance tests as the final HUD-1 is missing from the loan documents. Further details not provided"	* Application Missing (Lvl 2) "Final application is missing from loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan documents. xx search shows an estimate value of $1.1M. Current UPB $534K."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94218654	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.000%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.592%	$1,524.54	01/XX/2021	Financial Hardship	According to updated title report dated xx
There is a state tax judgment against the borrower xx
There are three certificates of tax sale for unpaid water/sewer for the years of 2013, 2016, and 2018 in favor of the same plaintiff, “xx,” in the total amount of $13,980.51, which were recorded on 2/XX/2015, 1/XX/2018, and 6/XX/2019. As per the tax collector report, the said tax sales were redeemed on 2/XX/2015, 6/XX/2018, and 5/XX/2020, respectively.
The first, second and third installments of town taxes for the year 2024 were paid on 2/XX/024, 5/XX/024 and 8/XX/2024 in the total amount of $7,146.86. The fourth installment of town taxes for the year 2024 is due on 11/XX/024 in the amount of $2,423.41.
The first and second installments of town taxes for the year 2025 are due on 2/XX/025 and 5/XX/025 in the total amount of $4,785.14.	As per the review of payment history as of 8/XX/2024, the borrower is current with the loan and next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $2,563.33 (PITI) which was applied to the due date of 8/XX/024. The current P&I is $XX with an interest rate of 3.592%. The current UPB reflected as per payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of 8/XX/2024, the borrower is current with the loan and nexxt due date is 9/XX/024. The current UPB reflected as per payment history is xx
No evidence of a BK filed by the borrower has been found.
As per CC dated 3/XX/021, the subject property was damaged due to wind and the BWR received a claim check of xx for repairs. No comment indicating repairs were completed was found.
Foreclosure Comments:As per UT dated 9/XX/2024, the FC action was initiated twice since origination. The first lis pendens was filed on 4/XX/2015, which was released on 3/XX/2017, and the second lis pendens was filed on 6/XX/2018, which was released on 5/XX/2019. Further FC actions were not found.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx. The modified UPB is $xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 3.592% beginning from 1/XX/021. The new maturity date is 4/XX/059.	1-4 Family Rider Initial Escrow Acct Disclosure Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show GFE is missing from the loan file. Further details not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prohibited fees test.
The below fee was included in the test:
Mortgage Broker Fee (Direct) paid by Borrower: $795.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
																																																																																								* Missing required 1-4 family rider (Lvl 2) "1-4 family rider is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5996533	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	2.375%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	784	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx There is a UCC lien against the borrower in favor of xx The first and second installments of the county taxes for year 2024-2025 are due in the total amount of $6,028.20. No prior year’s delinquent taxes have been found.	According to payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 10/XX/024. The last payment was received on 8/XX/2024 in the amount of $3,808.88 (PITI) which was applied for the due date of 9/XX/024. The current P&I is $XX with an interest rate of 2.375%. The current UPB reflected as per the payment history is xx	Collections Comments:Currently, the loan is performing.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 10/XX/024. The current UPB is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Employment details are not available. The subject loan was approved as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject is a VA IRRRL, and the tape shows the subject loan does not meet VA IRRRL seasoning requirements. Further details not provided."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to decrease in lender credit on closing disclosure dated 7/XX/2020. Initial LE dated 6/XX/2020 reflects lender credit at $3,800.00. Final CD dated 7/XX/2020 reflects lender credit at $115.00. This is decrease of +$3,685.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is refinance case, originated on 7/XX/2020 and the 3-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	Not Applicable
30313364	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.750%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	525	Not Applicable	43.792%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	8.000%	$244.33	05/XX/2013	Financial Hardship	As per the review of the updated title report dated 09/XX/2024, the subject mortgage originated on xx
No active judgments or liens found have been found.
The 1st, 2nd, 3rd, and 4th installments of utilities charges for 2023 were paid in the total amount of $272.54 on different dates.
The 1st and 2nd installments of utilities charges for 2024 were paid in the total amount of $123.00 on 06/XX/2024.
The 3rd installment of utility charges for 2024 was paid in the amount of $60.00 on 09/XX/2024.
The annual combined taxes for 2023 were paid in the amount of $429.77 on 11/XX/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of PITI $396.77 which was applied for the due date of 8/XX/024. The current monthly P&I is $XXith an interest rate of 8.000%. The current UPB reflected as per the payment history is $xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per the payment history is $XX
The loan was modified on  with the UPB of $xx.
No foreclosure activity has been initiated.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case xx on . The borrower was discharged on xx and the case xxwas fully terminated onxx.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter xx with case on xx. As per voluntary petition schedule D, the amount of the claim without deducting the value of the collateral is and the value of the collateral is . The unsecured portion is $21,023.55. The POC was filed by theon for the secured claim amount of xx, and the amount of arrears is $0.00. The chapter 13 plan was filed on and confirmed onxx . The borrower has promised to make a monthly mortgage payment of for 60 months to the trustee under the Chapter 13 plan. The borrower was discharged on xx and the case was fully terminated on xx .	This modification agreement signed between the borrower. Usry and lender with an effective date of shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 8.000% starting on 5/XX/013 and continuing until the new maturity date of .		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows loan failed state high cost points and fees test and -covered loan by exceeding rate threshold. Further details were not provided. Infinity did not perform compliance as the subject loan is NOO." * Lost Note Affidavit (Lvl 3) "The lost note affidavit is available in the file located at xx; the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	703	Not Applicable
27755063	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	10.500%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	25.586%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx and was recorded on in the amount of in favor of xx.
No active judgments or liens have been found.
The annual combined tax for 2023 has been paid on 03/XX/2024.
No prior year’s delinquent taxes have been found.	As per the payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/2024. The last payment was received on 8/XX/2024 in the amount of $499.04, which was applied for the due date of 7/XX/2024. The current P&I is $XXith an interest rate of 10.500%. As per the tape, the UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/2024. The UPB is $xx
According to the PACER, the borrowers, and, filed bankruptcy under Chapter 7 with caseon xx . The BK was discharged on xx, and the case was terminated onxx .
No foreclosure activity has been found.
As per the death certificate, which is located at the co-borrower, "xx  was deceased on .
The subject property is owner-occupied.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers,xx, filed bankruptcy under Chapter 7 with .Voluntary petition details not available. The BK was discharged on xx and terminated on xx.	Not Applicable	Notice of Servicing Transfer Section 32 Disclosure	xx	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA High Cost mortgage points and fees threshold test due to fees charged $5,294.00 exceeds fees threshold of $3,928.48 over by +$1,365.52.
The following list of fees was included in the test:
Mortgage Broker Fee (Direct) paid by Borrower: $4,200.00
Underwriting Fee paid by Borrower: $500.00
Flood Determination - Life of Loan Fee paid by Borrower: $17.00
Tax Related Service Fee paid by Borrower: $66.00
Attorney's Fee paid by Borrower: $505.00
Assignment Recording Fee paid by Borrower: $6.00.

Loan fails High-Cost Mortgage timing of disclosure test due to Section 32 disclosure signed by the borrower is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 4) "Tape and review of loan file shows extension agreement is missing. The tape shows maturity date as , and the note shows maturity date a. Further details not provided."	* Compliance Testing (Lvl 3) "Tape shows loan fails high cost test. Further details not found. Infinity compliance result shows the loan has failed federal high cost tests."
* Sec 32 Disclosure not in file (Lvl 3) "Section 32 disclosure is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Finance Charge test due to calculated finance charge of $129,632.20 exceeds disclosed finance charge of xx for an under disclosed amount of -$301.25.

Loan failed TILA Foreclosure Rescission Finance charge of $129,632.20 exceeds disclosed finance charge of $129,998.45 for an under disclosed amount of -$366.25."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by borrowers."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72684361	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.250%	360	xx	xx	xx	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated, the subject mortgage was originated on xx and recorded on in the amount of xx
There are 3 certificates of tax sale for the unpaid 2020, 2022 and 2023 xx with certificates, and against the subject property in the total amount of
As per tax collector report, the tax sales were redeemed.
There are 5 civil judgments active against the borrower in favor of different total in the amount of $11,033.18 which were recorded on different dates.
There are 3 state tax liens active against the borrower in favor of Div of Taxation in the total amount of $52,787.59 which were recorded on different dates.
There is a child support lien active against the borrowerin favor of in the amount of 0 which was recorded on
There is a hospital lien active against the borrower  in favor of xx in the amount of $694.40 which was recorded on xx
The fourth installment of city xx for 2024 is due on 11/XX/024 in the amount of $1740.55.
The first installment of city xxfor 2025 is due on 2/XX/025 in the amount of $1642.03.
The 2nd installment of town xx for 2025 is due on 5/XX/025 in the amount of $1642.03.
The xx charges for 2024 are due on 10/XX/024 in the amount of $461.77.	According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/2024. The last payment was received on 8/XX/2024 in the amount of $1,547.62 which was applied to the due date of 08/XX/2024. The current monthly P&I is $XXith an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx and the deferred balance is $542.76. The FB agreement is located at which reflects the same deferred balance.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is The current UPB reflected as per the payment history is
As per the comment dated 8/XX/024, the RFD is exxcessive obligations. The subject property is owner-occupied.
As per the loss draft doc located at  the subject property was damaged due to wind on  The loss draft was received for xx dated  shows damage due to rainfall. Further details are not provided. There is no evidence of completion of repairs found.
No comments have been found for bankruptcy.
As per the UT dated 9/XX/2024, the foreclosure was initiated in. The lis pendens was filed on  and released on Further details are not provided.
Foreclosure Comments:As per the UT dated xx, the foreclosure was initiated in xx. The lis pendens was filed on xx and released on xx. Further details are not provided.
																																																																																	Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $XX, a rate of interest of 6.250%, and a maturity date of . The P&I as per payment history is $842.63, and the rate of interest is 3.250%. There is a difference in P&I and rate of interest with respect to note. As per the seller’s tape data, the loan was modified on . The modification agreement is missing from the loan file.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Mortgage Insurance Origination Appraisal	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization and the estimated HUD, are missing from the loan documents." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan documents." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,471.56	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72917465	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	12.161%	240	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated , the subject mortgage was originated onxx and was recorded on , in the amount ofwith xx
No active judgments or liens have been found.
The annual combined taxes for 2024 were due on 1/XX/025 in the amount of $696.44.
The annual combined taxes for 2023 were paid in the amount of $731.15 on 04/XX/2024.
The annual Personal taxes for 2024 were due on 1/XX/025 in the amount of $3.32.
The annual Personal taxes for 2024 were due on 1/XX/025 in the amount of $12.00.
No prior year’s delinquent taxes have been found.	According to the payment history as of 8/XX/2024, the borrower is current with the loan. The last payment was received on 7/XX/2024 for the due date of 7/XX/024 and the next due date for payment is 8/XX/024. The P&I is in the amount of $1,030.54 and PITI is in the amount of $1,030.54. The UPB reflected as per the payment history tape data is in the amount of xx and deferred balance is $2,433.67.
As per the collection comment dated 2/XX/2023, the 6 payments were applied.	Collections Comments:The loan is currently performing
According to the payment history as of 8/XX/2024, the borrower is current with the loan. The last payment was received on 7/XX/2024 for the due date of 7/XX/024 and the nexxt due date for payment is 8/XX/024.
No foreclosure activity has been initiated.
As per the PACER, the borrower filed bankruptcy under  on  with . The BK was discharged on xx.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER, the borrower filed bankruptcy under chapter with The plan has been confirmed on The POC was filed on for the secured claim amount of, and amount of arrearage is.The plan was discharged on .	Not Applicable	Credit Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed. As per the appraisal report, which is located at, the subject property type is manufactured home. The ALTA 7 endorsement is not attached with the final title policy. The legal description attached with the subject mortgage does not show VIN or serial number. The affidavit of affixation is not available to confirm whether the manufactured home is affixed to permanent foundation."	* Compliance Testing (Lvl 3) "Tape shows loan is non-compliant HPML. Further details not provided. Loan failed the HOEPA higher-priced mortgage loan test due to an APR calculated at 12.321% exceeds APR threshold of 5.990% over +6.331%. Subject loan is non-escrowed."
* Loan does not conform to program guidelines (Lvl 3) "Tape defect shows HUD-1 and appraisal report are missing. Review of loan file shows HUD-1 and appraisal report are available. Also, the tape defect shows the modification document is missing. The review of the loan file shows the loan has not been modified since origination. Further details not provided."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* ComplianceEase HOEPA Test Failed (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is no documentation. Final application is missing from the loan documents.

Loan failed the HOEPA higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 12.321% exceeds APR threshold of 5.990% over by +6.331%."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test due to the loan is a rate spread home loan, as defined in the legislation.

This loan failed the NC RSH documentation type test due to the loan is a rate spread home loan and the document type no documentation.

Per statute, the 2 year SOL has expired."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Critical	Fail	Pass	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65792692	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	16.500%	240	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.000%	$99.09	04/XX/2022	Financial Hardship	According to updated title report dated xx, the subject mortgage was originated on xx with the lender in the amount of which was recorded on .
There are 2 prior mortgages against subject mortgage. First was originated onin favor of First Family Xx in the amount of  which was recorded on xx . Second was originated on  in favor of in the amount of xx which was recorded on
The combined taxes for the year 2023 were paid on 12/XX/2023 in the amount of $226.46.
No prior year's delinquent taxes were found.	As per the review of payment history as of 8/XX/2024, the borrower is current with the loan and next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $194.02 which was applied for the due date of 8/XX/024. The current P&I is $XXd PITI is $194.02. The current UPB is $xx and the deferred balance is $396.36. The deferral agreement is located at xx.
Collections Comments:The loan is currently performing.
As per the review of payment history as of 8/XX/2024, the borrower is current with the loan and nexxt due date is 9/XX/024. The current UPB is $XXand the deferred balance is $396.36. The deferral agreement is located at .
As per CC dated, the BWR's income was impacted by Covid-19. Further details are not provided.
No evidence of foreclosure activity has been found.
No evidence of a BK filed by the borrower was found.
No damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lenderas servicer for. and the borrower,on 4/XX/022. As per the modified terms, the new principal balance is . The monthly P&I is $XXth an interest rate of 3.000% beginning on 4/XX/2022 and maturity date is .	Credit Application HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan fails high cost test and final HUD-1 is missing. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents and the subject loan is NOO."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1, estimated HUD-1, and fee itemization are missing from the loan documents"
* Loan does not conform to program guidelines (Lvl 3) "Tape and file show appraisal and title policy is missing from the loan file. Further details not provided."	* Application Missing (Lvl 2) "Final application is missing from loan file."
* Missing Appraisal (Lvl 2)     "Subject loan closed with an Appraisal. PIW disclosure signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
																																																																																								Appraisal report is missing from the loan file. As per BPO report in the loan file and tape data, the subject property is mobile home. Affidavit of affixation is available in the file at."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38566276	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.990%	181	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx and was recorded on in the amount of in favor of xx. No active judgments or liens were found. The 2024 county annual taxes are due in the amount of $188.00 on 02/XX/2025. The 2024 city annual taxes are due in the amount of $162.00 on 12/XX/2024. The 2023 county annual taxes were paid in the amount of $188.00 on 11/XX/2023. The 2023 city annual taxes were paid in the amount of $61.00 on 12/XX/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $139.82, which was applied for the due date of 08/XX/2024. The current monthly P&I is $XXith an interest rate of 2.000%. The current UPB reflected as per the payment history is $xx. As per tape data deferred balance is $1,108.51 and as per the adjustment of terms agreement located at dated , the deferred balance is xx .	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per the payment history is $XX
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower xx filed for bankruptcy under  with case  on xx. The bankruptcy was discharged on xx  and terminated onxx. The last bankruptcy was filed on xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx The approved chapter 13 plan was filed on and confirmed on . The borrower has promised to make a monthly mortgage payment of $241.00 for 60 months to the trustee under the plan. The bankruptcy was discharged on and terminated on . The last bankruptcy was filed on .	Not Applicable	Credit Application	xx	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA High Cost Mortgage APR Threshold Test due to APR calculated 12.442% exceeds APR threshold of 12.300% over by +0.142%. Loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided."	* Compliance Testing (Lvl 3) "Tape shows loan fails federal and state high cost tests. Further details not provided. Infinity compliance result also shows the loan fails the federal and state high cost tests."	* Application Missing (Lvl 2) "The application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed Interest Rate Test due to calculated interest Rate 11.990% exceeds interest rate threshold of 9.000% over by +2.990%.

Loan failed Brokerage/Finder Fee test due to fee charged $1,126.45 exceeds fee threshold of $930.17 over by +$196.28.
The following fee was included in this test:
Loan Origination Fee paid by Borrower: xx."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TN HLPA High Cost Home Loan Rate Threshold Test due to the latest available closing date (or date creditor received application) is on or after xx and the date creditor received application is before xx, and the annual percentage rate (APR) at consummation is 12.442%, which meets or exceeds the yield of 4.300%.

Loan failed TN HLPA High Cost Home Loan DTI Presumption Test due to the debt-to-income ratio of the borrower was not provided as the final application is missing.

Loan failed TN HLPA High Cost Home Loan Grace Period Test due to the late charge grace period on the high-cost home loan is less than 10 days.

Per statute, the 3 year SOL has expired."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Critical	Fail	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			726	Not Applicable
60153041	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	12.050%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	6.276%	$312.00	Unavailable	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on 0 in the amount of xx with . There is one junior mortgage against the subject property originated on in favor of the xx, in the amount of There is a civil judgment against the borrower in favor o, which was recorded on . Annual county taxes for 2023 have been paid in the amount of $208.43. No prior year’s delinquent taxes have been found.	According to payment history as of 8/XX/024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $387.18 (PITI), which was applied for the due date of 8/XX/024. The current P&I is $XXith an interest rate of 6.276%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 8/XX/024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per the payment history is $XX
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The subject property photos dated 11/XX/2018 are located at “xx" The photos show a tree fell on home, and the property was damaged. There is no evidence to confirm the exxact cost and current status of repairs. CCs do not show damages.
As per the tape data, the property is not owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $XXa rate of interest of 12.050%, and a maturity date of The P&I as per payment history tape data is $312.00, and the rate of interest is 6.276%. There is a difference in P&I and rate of interest with respect to note. The modification agreement is missing from the loan file.	Credit Application Credit Report Section 32 Disclosure	xx	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA High Cost mortgage APR threshold test due to APR calculated 12.496% exceeds APR threshold of 12.280% over by +0.216%. This loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided."	* Compliance Testing (Lvl 3) "Tape shows loan fails high cost test. Further details not found. Infinity compliance result shows the loan has failed federal and state high cost tests." * Sec 32 Disclosure not in file (Lvl 3) "High cost / section 32 disclosure signed by the borrower is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the high-cost home loan DTI provided test.
The loan is a high-cost home loan and the DTI ratio of the obligor(s) was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower's payment ability.

Per statute, the 5 year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Critical	Fail	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17252475	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.850%	360	xx	xx	xx	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens found.
The 2023 county annual taxes were paid in the amount of $465.00 on 2/XX/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/XX/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is 8/XX/024. The last payment was received on 8/XX/2024 in the amount of $535.86 which was applied for the due date of 7/XX/024. The current monthly P&I is $XXith an interest rate of 8.850%. The current UPB reflected as per the payment history is $xx
As per the deferment agreement dated 10/XX/022, which is located atthe servicer deferred 3 payments in the amount of $535.86.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 8/XX/2024, the borrower is currently 1 month delinquent with the loan, and the nexxt due date is 8/XX/024. The current UPB reflected as per the payment history is $XX
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
As per the comment dated , the borrower's income was impacted by COVID-19. The servicer provided FB plans, which were exxtended several times from xx.
As per collection comment dated 4/XX/2023, the xx disaster was declared on  for severe storms. CCs do not show damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost tests. Further details not provided. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents and the subject loan is NOO."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value of xx. Current UPB $xx."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38281275	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.040%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	548	Not Applicable	45.143%	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	7.500%	$342.19	06/XX/2008	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on and recorded on 0 in the amount of $ with xx.
No active judgments or liens have been found.
The annual installments of city and combined taxes for 2023 have been paid in the total amount of $580.91.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $460.06 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XXith an interest rate of 7.500%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 8/XX/024. The current UPB reflected as per the payment history is $XX
The modification agreement was made between the lender and borrower on 5/XX/2008.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated 06/XX/2024, the reason for default is exxcessive obligations.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 5/XX/2008. As per the modified term, the new principal balance is $xx. The borrower promises to pay $342.19 monthly with a modified interest rate of 7.500% beginning on 6/XX/008 with a maturity date o. The loan has been modified once since origination.	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan fails state high cost test. Further details not found. Infinity compliance result shows the loan has failed the state high cost test."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "The CE risk indicator is Significant as the loan is failing GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test. Total fees charged is $2,630.25 and allowed is $2,280.39. It is over charged by +$349.86.
Fees Included-
Loan Discount Fee paid by Borrower: $2,180.25
Settlement / Closing / Escrow Fee paid by Borrower: $400.00
Title Courier Fee paid by Borrower: $50.00.

Per statute, the 5 year SOL has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge of $107,517.34 exceeds disclosed finance charge of $107,867.24 for an under disclosed amount of -$349.90.

Loan failed TILA Foreclosure Rescission Finance charge ofxx exceeds disclosed finance charge of $107,932.24 for an under disclosed amount of -$414.90."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66775770	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.920%	181	xx	xx	xx	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	6.000%	$339.80	02/XX/2021	Financial Hardship	According to the updated title report dated xx, the subject mortgage originated on xx and was recorded on in the amount of xx with xx.
There is a state tax lien found against the borrower in the amount of $126.74 filed by the State of  Deptxx., which was recorded on 03/XX/2017.
There is a city lien on the subject property in the favor of the City of in the amount of $XX, which was recorded on 11/XX/2018.
The second installment of county taxes for 2023 has been paid in the amount of $278.95 on 06/XX/2024.
The first installment of county taxes for 2023 has been paid in the amount of $278.95 on 02/XX/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 08/XX/2024 in the amount of $385.77, which was applied for the due date of 08/XX/2024. The current monthly P&I is $XXith an interest rate of 6.00%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current UPB reflected as per the payment history is $XX
The loan was modified on 01/XX/2021.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the collection comment dated 05/XX/2024, the FEMA disaster was declared on 05/XX/2024 for tornadoes.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of shows the new modified unpaid principal balance is . The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 6.00% starting on and continuing until the new maturity date of . There is no deferred balance or principal forgiven amount.	Credit Application Credit Report Good Faith Estimate HUD-1 Closing Statement Origination Appraisal	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "Tape and file show final HUD-1, ROR, TIL, evidence of disbursement date, appraisal, initial GFE, and initial loan application are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file." * Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan file." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. xx search does not show an estimated value. Current UPB $42K." * Missing credit report (Lvl 2) "Credit report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			497	474
40174781	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.990%	480	xx	xx	xx	Fixed	Cash Out	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	xx	$6,592.22	7.240%	$648.53	08/XX/2020	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx and was recorded on xx in the amount of in favor of xx.
There are three state tax liens found against the borrower in favor of xx State of  Department of Revenue in the total amount of xx which were recorded on different dates.
The 1st installment of county taxes for 2023/2024 was paid in the amount of $1,279.05 on 05/XX/2024.
The 2nd installment of county taxes for 2023/2024 was due in the amount of $1,279.05 on 11/XX/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $1,158.35 (PITI) which was applied for the due date of 7/XX/023. The current P&I is $XXith an interest rate of 7.240%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 8/XX/2024, the borrower is current with the loan. The current P&I is $XXith an interest rate of 7.240%. The current UPB reflected as per the payment history is $XX
As per the document located at “xx,” the foreclosure was initiated in the loan in 2019, and the complaint was filed xx on  with -. As per the comment dated , the FC was dismissed due to loan modification.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the collection comment dated 4/XX/2023, FEMA disaster declared on 04/XX/2023 for severe storms, xx.
Foreclosure Comments:As per the document located at ”xx the foreclosure was initiated with the loan in 2019, and the complaint was filed by as trustee of xx on 01/XX/2020 with . As per the comment dated 07/XX/2020, the FC was dismissed due to loan modification.
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrowerxx and lender with an effective date of 08/XX/2020 shows the new modified unpaid principal balance is $xx out of which $86,825.08 is interest bearing amount and deferred amount is $6,592.22. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 7.24% starting on and continuing until the new maturity date of . There is no principal forgiven amount.	Credit Application HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows HUD-1, title and appraisal report are missing from the loan documents."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from loan documents. xx search shows an estimated value of $xx. Current UPB $xx."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand-dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97698156	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	$0.00	XX	XX	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.690%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$799.54	11/XX/2019	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage originated on and was recorded on in the amount of xx in favor of xx. There is axx lien found against the subject property in favor of County Special Service Area xxSuperintendent in the amount of $462.36, which was recorded on . The first, second, and third installments of county taxes for 2024 were paid in the amount of $2,895.90. The fourth installment of county taxes for 2024 is due in the amount of $965.30 on 12/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower has been delinquent for one month and the next due date is 08/XX/2024. The last payment was received on 08/XX/2024 in the amount of $1,359.58, which was applied for the due date of 07/XX/2024. The current monthly P&I is $XXith an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 08/XX/2024, the borrower has been delinquent for one month and the nexxt due date is 08/XX/2024. The last payment was received on 08/XX/2024 in the amount of $1,359.58, which was applied for the due date of 07/XX/2024. The current monthly P&I is $XXith an interest rate of 3.875%. The current UPB reflected as per the payment history is $XX.
As per the comment dated 6/XX/2024, the RFD was exxcessive obligations.
As per the updated title report dated 9/XX/2024, the foreclosure was initiated on  by filling the lis pendens located at .xx" Further details were not provided.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

Foreclosure Comments:As per the updated title report dated 9/XX/2024, the foreclosure was initiated on xx by filling the lis pendens located at xx Further details were not provided.
Bankruptcy Comments:Not Applicable	This is step rate modification. The loan was modified between the borrower " and the lender "" on 11/XX/019. As per this modification agreement, the new principal balance is $xx, and the borrower promised to pay principal and interest in the amount of $799.54 at a rate of 3.875%. According to this agreement, the new maturity date will be .	Credit Application Notice of Servicing Transfer	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows that the subject loan is high cost. Infinity CE report shows the loan passed high cost. Further details were not provided."
* Loan does not conform to program guidelines (Lvl 3)     "The seller's tape defect shows deferment in the amount of $60,761.56 and modification has deferment of $29,742.79. As per the AOT located at ,xx" the amount of xx has been deferred. Further details not provided."
																																																																																							* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at “.”"	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations for the documentation type test due to the loan document type is not provided." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	514	Not Applicable
47347212	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	XX	14.311%	240	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx, the subject mortgage was originated on xx and recorded on in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for the year 2024 have been paid in the amount of $2,293.28.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/XX/024, the borrower is current with the loan, and the next due date is 9/XX/2024. The last payment was received on 8/XX/024 in the amount of $396.70 which was applied for the due date of 8/XX/2024. The current P&I is $XXith an interest rate of 10.99%. The current UPB reflected as per payment history is $xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of 8/XX/024, the borrower is current with the loan, and the nexxt due date is 9/XX/2024. The current UPB reflected as per payment history is $XX
As per the AOT agreement dated 2/XX/2003, located at xx” the borrower requested to modify the monthly payment, and the lender agreed to amend the monthly payments. The UPB at that time was $xx, and the amended P&I was $396.70. The amended payment started on
According to the PACER report, the borrowers  filed for bankruptcy under  with case xx . The bankruptcy was discharged on 0, and the case was terminated on xx .
No evidence related to the occupancy and current condition of the subject property has been found in the loan file.
CCs do not show any damage.

Foreclosure Comments:According to the updated title report dated , there are two notices of foreclosure against the subject property in favor ofxx The first notice of foreclosure was recorded on . The second notice of foreclosure was recorded on. Further details are not provided.
Bankruptcy Comments:According to the PACER report, the borrowers “ filed for bankruptcy under with case on . The bankruptcy was discharged on, and the case was terminated on.	Not Applicable	1-4 Family Rider Credit Application HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan fails high cost test and final HUD-1 is missing. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents and the subject loan is NOO."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
																																																																																								* Missing required 1-4 family rider (Lvl 2) "Subject is NOO. 1-4 family rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45129584	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	11.290%	240	xx	xx	xx	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.625%	$501.06	04/XX/2020	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender for the amount of xx . No active liens or judgments have been found. The annual combined taxes for 2023 have been paid in the amount of $599.12. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 8/XX/2024, the borrower has been currently delinquent for 1 month, and the next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $809.61, which was applied to the due date of 7/XX/024. The current P&I is $XXnd the interest rate is 3.625%. The unpaid principal balance is $xx As per the comment dated , there is a 1-month deferred payment. The deferral agreement is located atxx .	Collections Comments:According to the latest payment history as of 8/XX/2024, the borrower has been currently delinquent for 1 month, and the nexxt due date is 8/XX/024. The unpaid principal balance is $XX
As per the comment dated 8/XX/2023, the RFD is decreased income.
The subject property is owner-occupied.
The modification agreement was made between the lender and borrower on 3/XX/020.
No comments have been found for foreclosure.
The borrowers  filed for bankruptcy under Chapter  with the case number xx. The case was discharged on  and terminated on xx .
As per the comment dated the subject property was damaged due to hail on. The claim has been filed with claim  which was received in the amount of xx . As per the BPO  report dated  the property needs very minor work to bring it up to good condition. No evidence has been found for repair completion.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:The borrowers filed for bankruptcy under Chapter with the on xx. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is and the value of the collateral is $60,000.00. The unsecured portion is $0.00. The POC was filed on by the creditor .xx, with the claim amount of $54,424.25 and the arrears amount of $1,409.20. The chapter plan was filed on. The plan was confirmed onxx . The debtor has promised to pay the trustee in the amount of $1,650.00 for 60 months. As per the trustee’s final report , which was filed on , it reveals that the subject mortgage creditor, “xx.” mortgage arrearage claim allowed in the amount of 5; the claim in the amount of $34,345.76 has been paid in full. The case was discharged on and terminated on .	The modification agreement was made between the lender and borrower on 3/XX/020. As per the modified term, the new principal balance is $xx. The monthly P&I is $XXith an interest rate of 3.625% beginning on 4/XX/020 and a maturity date of 12/XX/028. The loan has been modified once since origination.	Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD-1, and fee itemization are missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "Tape and file show final HUD-1, appraisal report, GFE, and loan application are missing. Further details not provided."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal is missing from the loan documents." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$17,672.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	430	428
78743276	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.470%	180	xx	xx	xx	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	3.875%	$514.96	05/XX/2018	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on and was recorded on xx in the amount of xx in favor of xx. No active judgments or liens were found. The 2023 combined annual taxes were paid in the amount of $371.82 on 01/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 08/XX/2024 in the amount of $1,274.33 which was applied for the due date of 08/XX/2024. The current monthly P&I is $XXith an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx. As per the deferment agreement dated 5/XX/024, which is located at the servicer deferred 2 payments in the amount of $909.81.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current UPB reflected as per the payment history is $XX
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower filed for bankruptcy under Chapterwith  on xx.The borrower was discharged on  and terminated on 0.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comments dated , the subject property has been occupied by owner.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower  filed for bankruptcy under  with  on xx. As per voluntary petition schedule D the amount of the claim without deducting the value of the collateral isxx , and the value of the collateral is. The unsecured portion is $0.00. The POC was filed by the creditor   for the secured claim amount of xx , and the amount of arrears i. The approved  plan was filed on  and confirmed on xx . The borrower has promised to make a monthly mortgage payment of $510.00 for 60 months to the trustee under the Chapter plan. The borrower was discharged on  and terminated on .

This modification agreement signed between the borrower , and lender , xx with an effective date of shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 3.875% starting on 0 and continuing until the new maturity date of. There is no deferred balance and principal forgiven amount.	1-4 Family Rider Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject is a XX loan and fails the federal point and fee test. Further details not provided. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents and the subject loan is NOO. The SOL of 4 years has expired."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 along with itemization is missing from the loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape and file show final HUD-1, disclosures are missing. Further details not provided. The SOL of 4 years has expired."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents." * Missing required 1-4 family rider (Lvl 2) "Subject is NOO. 1-4 family rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	528	522
6566373	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	622	51.512%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
Annual county taxes for 2023 were paid in the amount of $3,639.09 on 4/XX/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 08/XX/2024 in the amount of $2,241.97 (PITI), which was applied for the due date of 08/XX/2024. The current P&I is $XX with an interest rate of 6.750%. The current UPB reflected as per the payment history is $xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current UPB reflected as per the payment history is $XX.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 2.41 years on the job as axx.
BWR2 has 10 months on the job asxx BWR2 has had multiple jobs in the past 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Mortgage Insurance	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows the subject loan did not get an AUS approval as the BWR does not have additional assets. Bank statements in file show $20K assets; cash to close required $18K and down payment is $6K. Further details were not provided. The subject loan originated on x and was approved at. BWR has years on the job as a , and BWR2 has . BWR2 has had multiple , since inception, andequity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount and date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount and date. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated  reflects the sum of Section C fees and Recording fee at. Final CD dated  reflects the sum of Section C and Recording fee at . This is a cumulative increase of +$1,521.10 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is not available. Subject loan is, originated on and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM Points and Fees Test due to fees charged  exceeds fees threshold of $7,614.60 over by +$4,048.40.
The following fees were included in this test:
Loan Origination Fee paid by Borrower:
Points - Loan Discount Fee paid by Borrower:

Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to fees charged $11,663.00 exceeds fees threshold of $7,614.60 over by +$4,048.40.
The following fees were included in this test:
Loan Origination Fee paid by Borrower: $1,419.00
Points - Loan Discount Fee paid by Borrower: $10,244.00."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Service providers list is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed FHA QM Rebuttable Presumption Test due to fees charged $11,663.00 exceeds fees threshold of $7,614.60 over by +$4,048.40.
The following fees were included in this test:
Loan Origination Fee paid by Borrower: $1,419.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $10,244.00."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed FHA QM Safe Harbor loan test due to APR calculated 8.078% exceeds APR threshold of 8.647% over by -0.569%. Subject loan is escrowed."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97993893	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	786	808	27.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 were paid in the amount of $4,703.68.
No prior year’s delinquent taxes have been found.

According to payment history as of 08/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 08/XX/2024 in the amount of $1,513.24 (PITI), which was applied for the due date of 08/XX/2024. The current P&I is $XX with an interest rate of 6.00%. The current UPB reflected as per the payment history is $xx. The borrower made payments for the due dates from 5/XX/023 to 3/XX/024 on different dates. All these payments were reversed to the new servicer on , with a total amount of $16,645.64.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of 08/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current UPB reflected as per the payment history is $XX.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. The appraisal report is as is, but the photo addendum reflects damage to the west side alley of the property and needs to be repaired. CCs do not show any damage.
BWR1 has 15.16 years on the job as an assistant  with the xx.
BWR2 has 1.58 years on the job as an assistant XX of  BWR has prior employment exxperience as a   xxand  for 22.16 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, but the photo addendum reflects damage to the of the property and needs to be repaired. report is missing from the loan documents. Also, the final CD does not reflect any holdbacks."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows and the appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of . Cwith a sales price of $XXK, is closest to the subject property. xx search shows an estimated value of $XXK. Current UPB is $XXK. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80486421	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	763	768	43.509%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	2.875%	$1,482.17	02/XX/2022	Financial Hardship	According to the updated title report datedxx, the subject mortgage was originated on xx and recorded on in the amount of with “MERS as nominee for xx”.
There are six credit card judgments active against the borrower in favor of different  in the total amount of $50,452.34 which were recorded on different dates.
The first and second installments of county taxes for 2024 are due  in the amount of $6,461.79.
No prior year delinquent taxes have been found.
According to the payment history as of 8/XX/2024, the borrower is current with the loan. The last payment was received on 8/XX/024, which was applied for the due date of 8/XX/024 and the next due date for payment is 9/XX/024. The P&I is $XX and PITI is $2,233.32. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan. The last payment was received on 8/XX/024, which was applied for the due date of 8/XX/024 and the nexxt due date for payment is 9/XX/024. The P&I is $XX and PITI is $2,233.32. The UPB reflected as per the payment history is $XX.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR1 has been SE for 8.08 years at xx
BWR2 has been SE for 8.08 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 2/XX/022 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $XX with the new fixed interest rate of 2.875% beginning from 2/XX/022 to the new maturity date of .	Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.59%. Tape shows income miscalculation as lender did not use 4506s in file and the revised DTI is 55.60%. Further details not provided. Lender defect. The subject loan was originated on , and the 3-year SOL is expired. BWR1 has been SE for 8.08 years a. BWR2 has been SE for 8.08 years at , residual income, and K equity in the subject."
* Compliance Testing (Lvl 2)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL is expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list disclosure is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.50%, as the borrower’s income is xx and total expenses are in the amount of $6,861.18 and the loan was underwritten by LP xx and its recommendation is Accept with a DTI of 44.00%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1371178	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.750%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	648	653	49.517%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.750%	$2,102.50	04/XX/2020	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage originated on xx and was recorded on in the amount of in favor of MERS as nominee for xx. There is a xx lien found against the subject property in favor of ., which was recorded on . The 1st and 2nd installments of county taxes for 2023-2024 were paid in the total amount of $7,983.48 on 12/XX/2023 and 04/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/XX/2024, the borrower is with the loan, and the next due date is 08/XX/2024. The last payment was received on 07/XX/2024 in the amount of $2,855.47, which was applied for the due date of 07/XX/2024. The current monthly P&I is $XX with an interest rate of 4.75%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 08/XX/2024, the borrower is with the loan, and the nexxt due date is 08/XX/2024. The current UPB reflected as per the payment history is $XX.
As per the servicing comment dated 09/XX/2023, the reason for default is exxcessive obligations.
The loan was modified on 02/XX/2020.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated 09/XX/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xxand lender with an effective date of shows the new modified unpaid principal balance is $4xx. The borrower agreed to pay the modified monthly P&I of $XX with a modified interest rate of 4.75% starting on 04/XX/2020 and continuing until the new maturity date of . There is no deferred balance and principal forgiven amount.	Hazard Insurance Missing or error on the Rate Lock Missing Required Disclosures	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.51%. Tape sows lender excluded debts without supporting documentation and there was an income miscalculation. The revised DTI is 50.07%. Further details not provided. Lender defect. The subject loan was originated on xx , and the 3-year SOL is expired. BWR1 has 3 years on the job as a xx BWR2 has two months on the job as xxatxx , and $119K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Initial loan estimate is dated  which is not signed by the borrower and 3 business days were added to get receipt date . Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of initial LE. The subject loan is a refinance case, originated on xx, and the 3-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated delivered on which is more than 3 business days from initial application date xx. Subject loan is refinance case, originated on xx and the 3-year SOL is expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.517% as the borrower's income is and total expenses are in the amount of and the loan was underwritten by DU and its recommendation is approve/eligible with a DTI of 49.54%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	588	Not Applicable
314478	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.375%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	711	Not Applicable	43.924%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024-2025 have been due in the total amount of $1,285.84 on 12/XX/2024 and 4/XX/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is . The last payment was received on in the amount of , which was applied for the due date of 9/XX/024. The current P&I is $XXith an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 10/XX/024. The last payment was received on 08/XX/2024 in the amount of $1,016.21, which was applied for the due date of 9/XX/024. The current P&I is $XXith an interest rate of 3.375%. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has been SE for years at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.92%. Tape shows rental income was not supported by tax returns and lender did not verify BWR SE within 30 days of closing. Revised DTI is 46%. Further details were not provided. Lender defect. The subject loan originated onxx, and the 3-year SOL will expire on. BWR has been xx years at residual income, and equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92666395	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.875%	360	xx	xx	xx	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	788	798	49.699%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated onxx and recorded onxx in the amount ofxx with MERS as nominee for xx.
No active judgments or liens were found.
Annual county taxes for the year 2024 are due in the amount of $1,669.86 on 12/XX/2024.
Annual county taxes for the year 2023 were paid in the amount of $191.24 on 12/XX/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 08/XX/2024, the borrower is current with the loan and the next due date is . The last payment was received on in the amount of $3,154.49 (PITI), which was applied to the due date of 8/XX/024. The current P&I is $XX and the interest rate is 6.875%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 08/XX/2024, the borrower is current with the loan and the nexxt due date is 9/XX/024. The current UPB is $XX.
CCs do not show any damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6 months on the job as a general XX at xx BWR has prior employment exxperience as a with between 0 and 10/XX/2021 for 1.66 years.
BWR2 employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated  does not reflect Points - Loan discount fee. CD dated  reflects Points - Loan discount fee at $238.60. This is an increase in fee of $238.60 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case originated on , and the 1-year SOL is active."
																																																																																							* Loan program disclosure missing or unexecuted (Lvl 3) "ARM loan program disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.69%. Tape shows BWR works for family restaurant. Lender did not obtain tax returns as income from family job exceeds prior employment. Lender defect. Further details not provided. The subject loan originated on xx, and the 3-year SOL is active. BWR has 6 months on the job as a xx at since inception and equity in the subject."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63584052	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	787	722	44.892%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on and recorded on xx in the amount of xxin favor of xx.
No active judgments or liens were found.
The first and second installments of 2023 county taxes were paid on 12/XX/2023 and 5/XX/2024 in the amount of $1066.53.
No prior year' delinquent taxes were found.
As per the review of payment history as of 8/XX/024, the borrower is current with the loan and the next due date is 8/XX/024. The last payment was received on 6/XX/2024 in the amount of $1,369.74 (PITI) which was applied to the due date of 7/XX/024. The current P&I is $XXnd the interest rate is 6.375%. The UPB is $xx

Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 8/XX/024, the borrower is current with the loan and the nexxt due date is 8/XX/024. The UPB is $xx
No evidence of damage or repair was found.
As per the tape data, the subject property is owner-occupied.
BWR1 receives SSI and alimony income (not used for qualification), and BWR2 receives retirement and monthly distribution income from the BWR2 receives monthly income of for note payable income from sale of tractor (not used for qualification)
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. PIW signed by borrower is missing from the loan documents. XX shows estimated value at $XXK. Current UPB is $XXK."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the Kansas license validation test."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.89%. The tape shows BWR2 monthly distribution income and retirement income miscalculation. The revised monthly income of $3,513 gives a revised DTI of 40.84%. Further details were not provided. Lender defect. The subject loan originated onxx, and the 3-year SOL is active. BWR1 xx and alimony income (not used for qualification), and BWR2 receives retirement and monthly distribution income from the xx. BWR2 receives monthly income of xx for note payable income from sale of tractor (not used for qualification),xx since inception, and $62K equity in the subject."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51153073	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	667	665	38.631%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on in the amount of with MERS as xx.
No active judgments or liens have been found.
The annual combined taxes for 2023 were paid in the amount of $4,487.52 on 10/XX/2023.
The annual combined taxes for 2024 were due in the amount of $4,689.79 on 11/XX/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $4,122.59, which was applied for the due date of 8/XX/024. The current P&I is $XX with an interest rate of 7.500%. The UPB is $xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $4,122.59, which was applied for the due date of 8/XX/024. The current P&I is $XX with an interest rate of 7.500%. The UPB is $xx
The comment history is missing from the loan files.
No evidence of foreclosure activity has been found in the loan files.
No evidence of damage or repair has been found in the loan files.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has 23.16 years on the job as a principal member of xx.
BWR2 has 4.08 years on the job as an xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan approved with an LTV of xx exceeded the agency guidelines limit. Further details not provided. xx search shows an estimated value of xx Current UPB xx."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24390470	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XX	3.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	819	Not Applicable	43.445%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the UT report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx". No active judgments or liens have been found. No prior year's delinquent taxes have been found.	According to the payment history as of 8/XX/2024, the borrower is current with the loan. The next due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $2,169.35 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XX and the interest rate is 3.625%. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/XX/2024, the borrower is current with the loan. The nexxt due date is 8/XX/024. The last payment was received on 7/XX/2024 in the amount of $2,169.35 (PITI) which was applied for the due date of 7/XX/024. The current P&I is $XX and the interest rate is 3.625%. The current UPB is $XX.
No foreclosure evidence has been found.
According to the PACER, the borrower filed for bankruptcy under Chapter  with  on xx. The bankruptcy case xx was dismissed on  and terminated on xx.
As per the collection comment dated, the borrower’s income was impacted by Covid-19. The servicer provided FB plan that exxpired on .
The loan was originated on . The Covid-19 attestation is located at xx.
BWR has 2.16 years on the job as a studio XX at .
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower filed for bankruptcy under Chapter with caseon 1. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $ and the value of the collateral is . The unsecured amount is $0.00. The bankruptcy case was dismissed on and terminated on .	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated is subject to completion. Tape shows homestyle renovation loan. Renovation loan rider is available at . Final CD dated reflects escrow holdback in the amount of. Elevated for client review. XX shows estimated value of $XXK. Current UPB $XXK." * Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated reflects escrow holdback in the amount of $104,294.30. Proof for release of escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower became more than 120 days delinquent on a xx loan. According to the payment history as of 8/XX/2024, the borrower was delinquent from the period 3/XX/023 to 3/XX/024. Now, the borrower is current with the loan. The next due date is 8/XX/024."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails delivery and timing test for initial closing disclosure dated . Document tracker is missing and 3 business days were added to get receipt date 2/XX/2021 which is less than 3 business days from the consummation date of 2/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 12 reflects Appraisal Fee at $510.00. Final CD dated  reflects Appraisal Fee at $865.50. This is an increase in fee of +$355.50 for charges that cannot increase. Subject loan is a purchase, originated on xx, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.

Settlement services provider list is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.44%, as the borrower’s income is and total expenses are in the amount of and the loan was underwritten by DU and its recommendation is Approve/Eligible with a DTI of 43.45%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	610	Not Applicable
23464836	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.250%	180	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	839	Not Applicable	36.865%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated , the subject mortgage was originated on xx and recorded onxx with the lender MERS as nominee forxx for the amount of xx . No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2024 were paid in the amount of $1,356.28. The annual city taxes for 2024 were paid in the amount of $2,133.46. The annual school taxes for 2024 were paid in the amount of $2,893.07. No prior year’s delinquent taxes have been found.	According to the tape as of 9/XX/2024, the borrower has been currently delinquent for 1 month and the next due date is 9/XX/024. The last payment received date is not available. The unpaid principal balance is not available. The current P&I is $XXnd the current interest rate is 5.250%.	Collections Comments:The loan is currently in collection and the nexxt due date is 9/XX/024. The last payment received date is not available. The unpaid principal balance is not available. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has 30 years on the job as a stock handler at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Transmittal (1008)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape and file show appraisal inspection was not completed as the subject loan closed with a property inspection waiver. Further details not provided. an estimated value ofxx. Current UPB isxx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on xx  and the SOL is 3 years."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Compliance Ease delivery and timing test for Closing Disclosure dated . Document tracker is missing and 3 business days were added to get receipt date 10/XX/2022 which is after the consummation datexx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated  reflects Transfer Taxes at $613.00. Final CD dated xx reflects Transfer Taxes at $725.00. This is an increase of $112.00 for charges that cannot increase. Subject loan is refinance case, originated on xx and the SOL is 3 years.

Loan failed charges that cannot increase test. Initial LE dated  does not reflect Rate Extension Fee. Final CD dated xx reflects Rate Extension Fee at $30.00. This is an increase of $30.00 for charges that cannot increase. Valid COC for the increase in fee is available at xx. Final, COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is refinance case, originated on and the SOL is 3 years."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	761	Not Applicable
77413583	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	49.410%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on in the amount of xx with “MERS as nominee for xxx”.
No active liens and judgments have been found against borrower and property.
The annual combined/school/ village taxes for 2024 are paid in the total amount of 8,358.46.
No active judgments or liens have been found.
According to the payment history on the seller’s tape dated 9/XX/2024, the borrower has been delinquent for 2 months. Unable to determine the last payment received date xx. The next due date for payment is 8/XX/024. The P&I is $XX. The unpaid principal balance is not available.	Collections Comments:The current status of the loan is collection.
According to the payment history on the seller’s tape dated 9/XX/2024, the borrower has been delinquent for 2 months. Unable to determine the last payment received date. The nexxt due date for payment is 8/XX/024. The P&I is $XX. The unpaid principal balance is not available.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. Comp #1 with a sales price of $XXK, is closest to the subject property. xx search shows an estimated value of $XXK. Current UPB is $XXK."		* Application Date after Transaction Date (Lvl 1) "Final application reflects closing date as 06/XX/023. Borrower signature date on the mortgage is 06/XX/023. Note date is 06/XX/023."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84067895	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	670	29.544%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”. No active liens and judgments have been found against borrower and property. Annual combined taxes for the year 2024 are paid in the amount of $2,213.08. Annual school taxes for the year 2024 are due in the amount of $5,018.58. No prior year delinquent taxes have been found.	According to the payment history on the seller’s tape dated 9/XX/2024, the borrower has been delinquent for 3 months. Unable to determine the last payment received date. The next due date for payment is 7/XX/024. The P&I is $XX. The unpaid principal balance is not available.	Collections Comments:The current status of the loan is collection.
According to the payment history on the seller’s tape dated 9/XX/2024, the borrower has been delinquent for 3 months. Unable to determine the last payment received date. The nexxt due date for payment is 7/XX/024. The P&I is $XX. The unpaid principal balance is not available.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR 1 has 3 years on the job as a controller with xx.
BWR 2 was qualified using post close offer letter as a senior mechanic withxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 29.54%. Tape shows insufficient reserve funds. BWR had other listed at closing and lender did not verify $70K bridge loan against the to meet funds to close. Property sold. BWR 2 mos on subject. Lender defect. Subject originated , and the 3 year SOL is active. BWR 1 has 3 years on the job as a . BWR 2 was qualified using a post-close offer letter as a senior withXX."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated does not reflect Rate Extension Fee. CD dated  reflects Rate Extension Fee at $780.00. This is an increase in fee of +$780.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	695	711
47679819	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	759	Not Applicable	49.666%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on in the amount of xx in favor of “MERS as nominee for xx”. No active liens and judgments have been found against borrower and property. Annual combined taxes for the year 2024 are paid in the amount of $2,032.92. Annual school taxes for the year 2024 are due in the amount of $3,652.77. No prior year delinquent taxes have been found.	According to the payment history on the seller’s tape dated 9/XX/2024, the borrower has been delinquent for 2 months. Unable to determine the last payment received date. The next due date for payment is 8/XX/024. The P&I is $XX. The unpaid principal balance is not available.	Collections Comments:The current status of the loan is collection.
According to the payment history on the seller’s tape dated 9/XX/2024, the borrower has been delinquent for 2 months. Unable to determine the last payment received date. The nexxt due date for payment is 8/XX/024. The P&I is $XX. The unpaid principal balance is not available.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 7 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan failed point and fees test, and the Infinity compliance result shows that the subject loan failed QM points and fees test. Further details not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails qualified mortgage lending points and fees test due to fees charged $6,934.65. Exceeds fees threshold of $6,623.25 Over by +$311.40.
The below fees were included in the test:
Application Fee paid by Borrower: $195.00
Points - Loan Discount Fee paid by Borrower: $4,865.00
Processing Fee paid by Borrower: $575.00
Rate Extension Fee paid by Borrower: $619.65
																																																																																							Underwriting Fee paid by Borrower: $680.00"	* GSE Points and Fees Test Violations (Lvl 2) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $6,934.65 Exceeds Fees threshold of $6,623.25 Over by +$311.40. The below fees were included in the test: Application Fee paid by Borrower: $195.00 Points - Loan Discount Fee paid by Borrower: $4,865.00 Processing Fee paid by Borrower: $575.00 Rate Extension Fee paid by Borrower: $619.65 Underwriting Fee paid by Borrower: $680.00"		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	796	Not Applicable
59313604	xx	xx	XX	XX	xx	xx	xx	xx	xx	xx	xx	South Dakota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	Yes	793	801	20.128%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated the subject mortgage was originated on xx and recorded on with the lender MERS as nominee for xx for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2024 are due in the amount of $4,036.00.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 8/XX/2024, the borrower is current with the loan and the next due date is 12/XX/024. The last payment was received on 8/XX/024 in the amount of $2,319.27 which was applied to the due date of 11/XX/024. The unpaid principal balance isxx The current P&I is $XX and the interest rate is 6.875%.
PH shows a large payment of 8,808.69 in Aug-24, $5,909.90 in July-24, $6,938.55 in June-24 and $5,458.60 in May-24. CC shows the same amount paid by BWR.

Collections Comments:The loan is currently performing and the nexxt due date is 12/XX/024.
The last payment was received on 8/XX/024 in the amount of $2,319.27 which was applied to the due date of 11/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated 7/XX/2024, the subject property is located in the FEMA disaster area.
Tape shows BPO contractor-recommended drain tile installation around the foundation with an estimated repair cost of $17K. As per the xx was noted in the basement due to heavy rain. The new BPO shows no issues. CCs do not show damage.
BWR has 3 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows BPO contractor-recommended drain tile installation around the foundation with an estimated repair cost of $17K. As per the MLS listing, water seepage was noted in the basement due to heavy rain. Tape states that new BPO resolves issue. BPOs are not in file. Further details not found. The subject loan was closed without an appraisal. XX search shows estimated value at $XXK. Current UPB $XXK."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,539.90 exceeds fees threshold of $7,368.12 over by +$1,171.78.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $6,989.50
Points - Loan Discount Fee paid by Borrower: $1,550.40.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $8,539.90 exceeds fees threshold of $7,368.12 over by +$1,171.78.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $6,989.50
Points - Loan Discount Fee paid by Borrower: $1,550.40."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Updated AUS report is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57396483	xx	xx	XX	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$8,501.46	XX	10.750%	360	xx	xx	xx	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	680	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx and was recorded on in the amount of xx in favor of MERS as nominee for xx
Newfi Lending.
No active liens and judgments have been found.
The county 1st installment tax for 2024 has been paid in the amount of $5286.96 on 6/XX/2024.
The county 2nd installment tax for 2024 has been due in the amount of $5132.96 on 10/XX/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 9/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 9/XX/024 in the amount of $9,550.50 (PITI), which was applied for the due date of 8/XX/024. The current P&I is $XX with an interest rate of 10.750%. The UPB is $xx The note contains interest-only payments for 120 months. The PH shows bulk payments made in July 2024 in the total amount of $28,448.91, which were applied from the due dates 5/XX/024 to 7/XX/024. As per the collection comment dated 7/XX/2024, these are borrower payments.	Collections Comments:The loan is performing.
As per the review of payment history as of 9/XX/2024, the borrower is current with the loan and nexxt due date is 9/XX/024. The UPB is $949,000.00.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated 2/XX/2024, the loss draft evidence has been found. Unable to determine the amount of repairs. We are unable to determine whether the repairs have been completed xx."
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial 1003_Application	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00. Net operative income is and annual payments (debt service) are. DSCR ratio is 0.49."
* Loan does not conform to program guidelines (Lvl 3)     "The seller tape reflects NPL non performing loan. As per the review of payment history as of  the borrower is current with the loan and next due date is 9/XX/024. The UPB is $949,000.00."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57283392	xx	xx	XX	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	44.700%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	5.875%	$911.53	08/XX/2020	Financial Hardship	As per the review of the updated title report datedxx, the subject mortgage was originated on xx and was recorded on in the amount ofxx in favor of xx. No active judgments or liens were found. The 1st and 2nd installments of xx county taxes for 2025 are due in the total amount of $4,341.46 on 12/XX/2024 and 09/XX/2024. The annual county taxes for 2024 were paid in the amount of $4,150.26 on 12/XX/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/XX/024, the borrower is current with the loan, and the next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $1,393.91 which was applied for the due date of 08/XX/2024. The current monthly P&I is $XXith an interest rate of 5.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/XX/024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current monthly P&I is $XXith an interest rate of 5.875%. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the servicing comment dated, the borrower has filed a claim. The date of loss is 11/XX/022, and the borrower filed an insurance claim for loss. As per comment dated 11/XX/2022, the loss draft check was received in the amount of $196,315.77 on 11/XX/2022. Comment dated 11/XX/2022 states that 95% repairs are completed and pending for repair vanities and fixxtures ins, touch-ups, and finish work. Further details are not provided.
As per the comment dated 07/XX/2024, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 2.91 years on the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of 7/XX/020 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $XXith a modified interest rate of 5.875% starting on 8/XX/020 and continuing until the new maturity date of . There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal of the subject property as is condition. The photo addendum shows the property needs repair for the peeling paint. Estimated cost to cure is not available in the loan file. The updated 1004D/Completion report is missing from the loan documents, and the final CD does not reflect the escrow holdback. xx search shows an estimated value at xx. Current UPB xxK."
* Assets do not meet guidelines (Lvl 3) "The tape shows unsourced large deposits of $2471. Total available assets per DU of $8,919.36 satisfy the cash to close requirement of $1,648.68. Further details were not provided. The subject loan originated on. BWR has 2.91 years on the job as xx at and $8K equity in the subject."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan fails qualified mortgage safe harbor threshold test APR calculated 6.851% APR threshold 6.120% over by +0.731%. The subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 6.851% exceeds APR threshold of 6.120% over by +0.731%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d).

The loan failed the xx loan test due to an APR calculated at 6.851% exceeds APR threshold of 6.120% over by +0.731%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.70%, as the borrower’s income is $3,655.87 and total expenses are in the amount of $1,634.18 and the loan was underwritten by DU and its recommendation is Approve/Eligible with a DTI of 44.70%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$196,315.77	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70791190	xx	xx	XX	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Secondary	Yes	Yes	Yes	785	809	47.110%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated, the subject mortgage was originated on xx with the lender MERS as nominee for xx in the amount of xx which was recorded on .
There is a mechanics lien active against the subject borrower in favor of 1st Choice ,xx. in the amount of xx recorded on .
Annual county taxes for 2023 have been paid in the amount of $3969.46 on 11/XX/2023.	As per the review of payment history as of 9/XX/024, the borrower is current with the loan and next due date is 10/XX/024. The last payment was received on 9/XX/024 in the amount of $2,375.38 (PITI) which was applied for the due date of 9/XX/024. The current P&I is $XX with an interest rate of 3.625%. The UPB is $xx	Collections Comments:The loan is currently performing.
As per the review of payment history as of 9/XX/024, the borrower is current with the loan, and the nexxt due date is 10/XX/024. The UPB is $xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.
BWR1 has 3 years and 9 months on the job as a scheduling XX at xx. xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows ineligible condo. Review of the condo questionnaire shows that there are 2 pending litigation cases involving the HOA, but information related to the claim amount is not available. Further details not provided. Appraisal report is as is, and the subject is valued at $XXK. XX search shows the subject valued at $XXK. Current UPB is $XXK. Elevated for client review."	* Final Application Incomplete (Lvl 3) "Final application signed on is one day prior to the consummation date of xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate datedreflects Appraisal Fee at $650.00. CD dated  xx reflects Appraisal Fee at $685.00. This is an increase in fee of +$35.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92479543	xx	xx	XX	XX	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	773	753	30.117%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx and was recorded on in the amount ofxx in favor of xx. No active judgments or liens were found. The 1st installment of county taxes for 2023 was paid in the amount of $1,080.01 on 12/XX/2023. The 2nd installment of county taxes for 2023 is due in the amount of $1,080.01 on 05/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/XX/2024, the borrower is current with the loan, and the next due date is 10/XX/2024. The last payment was received on 09/XX/2024 in the amount of $1,233.63, which was applied for the due date of 09/XX/2024. The current monthly P&I is $XXith an interest rate of 7.25%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/XX/2024, the borrower is current with the loan, and the nexxt due date is 10/XX/2024. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
The appraisal report is subject to. The photo addendum shows the peeling paint, damaged shed, damaged subflooring in the bath, and damaged tub fixxture. The cost of repair is not available. The 1004D is missing from the loan file. No evidence is available to confirm the current status of repairs.
As per the tape, the subject property is investor-owned.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR1 employment details are not available.
BWR2 has 22.83 years on the job as an xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to inspection of any repairs that affect structural, health, or safety issues of the property by a licensed professional. The appraisal report shows the subject's exterior has peeling paint on all sides of the home on the siding and trim, and the bathroom fixtures are also corroded, and the flooring in the bathroom is missing around the toilet and appears to be damaged. Elevated for client review."	* Final Application Incomplete (Lvl 3) "As per the final application, subject property occupancy shows primary. As per the transmittal summary and AUS report, as well as loan approval, the subject property occupancy is an investment."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	749	734
53269243	xx	xx	XX	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	42.618%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx and was recorded on in the amount of xxin favor of MERS as nominee for xx.
There is an active junior mortgage against the subject property in favor of xx
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $492.80 on 02/XX/2024 and 06/XX/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 9/XX/2024, the borrower is current with the loan and next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $979.17 (PITI) which was applied for the due date of 8/XX/024. The current P&I is $XXith an interest rate of 5.750%. The current UPB reflected as per payment history is $xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of 9/XX/2024, the borrower is current with the loan and nexxt due date is 9/XX/024. The current UPB reflected as per payment history is $XX.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 6.66 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "The subject leasehold agreement is in file, and the leasehold term expires and the mortgage matures on . Elevated for client review. The lease agreement is available at "	* Property Marketability Issues (Lvl 3) "Tape shows the condo project was not approved. Further details are not provided. XX search shows an estimated value ofxx. Current UPB xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79473568	xx	xx		XX	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.110%	360		xx	xx		xx	Fixed		Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	746	Not Applicable	34.773%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on with the lender MERS as nominee for xx for the amount of . No active liens or judgments have been found against the borrower or subject property. The first, and second installments of county taxes for 2023 were paid in the amount of $9498.12. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 9/XX/024. The last payment was received on 8/XX/2024 in the amount of $3,531.39 which was applied to the due date of 8/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 7.110%.	Collections Comments:The loan is currently performing and the nexxt due date is 9/XX/024. The last payment was received on 9/XX/2024 in the amount of $3,531.39 which was applied to the due date of 8/XX/024. The unpaid principal balance is $XX. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has been SE for 5.83 years at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	703	Not Applicable
41878023	xx	xx	XX	XX	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	754	44.017%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 0xx shows that the subject mortgage originated on xx and was recorded on in the amount of in favor of “MERS as nominee for xx.”
There are two active prior state tax liens against the borrower ”xx in the amount of in favor of ," recorded onxx .
The first and second installments of school taxes for 2024 have been paid in the amount of $8,118.28 on 10/XX/2023 and 5/XX/024.
The first and second installments of combined taxes for 2024 have been paid in the amount of $4,247.06 on 2/XX/2024 and 8/XX/024.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/XX/024, the borrower is current with the loan and next due date is 10/XX/024. The last payment was received on 9/XX/024 in the amount of $5,510.37 (PITI) which was applied for the due date of 9/XX/024. The current P&I is $XX with an interest rate of 7.250%. The UPB is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the payment history as of 9/XX/024, the borrower is current with the loan and nexxt due date is 10/XX/024. The current UPB is $XX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job asxx. BWR has prior employment exxperience as a taxxi operator with between 6/XX/021 and 6/XX/022 for 1 year.
BWR2 has 1.91 years on the job as an xx. BWR prior employment details are not available.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.01%. The tape shows the BWR was not employed at the time of closing. Further details were not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has 1.16 years on the job as a xx. BWR2 has 1.91 years on the job as an xx.since inception, and $75K equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77339328	xx	xx	XX	XX	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	745	690	26.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on in the amount of with MERS as nominee for xx. No active judgments or liens have been found. The annual combined taxes for 2023 were paid in the amount of $3,731.48 on 11/XX/2023. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 9/XX/2024, the borrower is delinquent with the loan for one month, and the next due date is 8/XX/024. The last payment date is not available in the payment history. The PITI is $5,867.41, which was applied for the due date of 7/XX/024. The current P&I is $XX with an interest rate of 7.50%. The current UPB reflected as per payment history is $xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection.
As per the review of payment history as of 9/XX/2024, the borrower is delinquent with the loan for one month, and the nexxt due date is 8/XX/024. The current UPB reflected as per payment history is $XX.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. Tape shows as property had damage during disaster inspection. CCs do not show any damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount and date. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated  reflects Appraisal Fee at $520.00. Final CD dated  reflects Appraisal Fee at $745.00. This is an increase fee in the amount of +$225.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is Purchase case, originated on xx and the 1 year SOL is expired."
* Final Application Incomplete (Lvl 2)     "The final application was electronically signed by BWR on xx , which is before the closing date xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	684	680
18645667	xx	xx	XX	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	690	61.884%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx and was recorded on in the amount of in favor of MERS as nominee forxx.
No active judgments or liens were found.
The county annual taxes for 2023 have been paid in the amount of $3,877.18 on 11/XX/2023.
Thes for 2024 have been delinquent in the amount of $123.50, which was due on 09/XX/2024. GTD is not provided.	According to the payment history as of 09/XX/2024, the borrower is current with the loan, and the next due date is 09/XX/2024. The last payment was received on 08/XX/2024 in the amount of $5,014.13 which was applied for the due date of 08/XX/2024. The current monthly P&I is $XX with an interest rate of 6.990%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/XX/2024, the borrower is current with the loan, and the nexxt due date is 09/XX/2024. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
BWR1 has been SE for 4.75 years at .
BWR2 was approved using an offer letter from a post-closing job.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 43.44%. Tape shows BWR2 did not start the post-closing job lender used to qualify. The revised DTI is 80%. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has been SE for 4.75 years at BWR2 was approved using an offer letter from a post-closing job, since inception, $32K equity in the subject, and residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74789481	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	44.792%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report datedxx, the subject mortgage was originated on xx MERS as nominee for. In the amount of xx, which was recorded on xx .
There is a junior mortgage against the subject property in favor of the Department of Housing and Community Development of the State of xx, a principal department of the State of in the amount of  recorded on .
No active judgments or liens found.
The annual combined taxes for 2024 have been paid in the amount of $4778.14 on 07/XX/2024.
The annual utilities/mud taxes for 2024 have been delinquent in the amount of $101.24, which are good through 9/XX/2024.	According to the payment history as of 09/XX/2024, the borrower is current with the loan, and the next due date is 10/XX/2024. The last payment was received on 9/XX/024 in the amount of $2,952.02 which was applied for the due date of 09/XX/2024. The current monthly P&I is $XX with an interest rate of 7.000%. The current UPB reflected as per the payment history is $xx	Collections Comments:The loan is performing. As per the review of payment history as of 09/XX/2024, the borrower is current with the loan, and the nexxt due date is 10/XX/024. The UPB is $xx. No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. BWR has 4 months on the job as xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	3: Curable	* Compliance Testing (Lvl 3) "Tape shows APR increased by 0.125% at the time of closing without satisfying a three-day waiting period. Infinity CE also fails delivery and timing test due to an increase in APR. A copy of the corrected CD and evidence of receipt are needed. Further details were not provided."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $487,158.97. Calculated finance charge is $487,258.97 for an under disclosed amount of -$100.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase, originated on xx and the 1-year SOL is active."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "VA guaranty certificate is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	666	Not Applicable
47769905	xx	xx	XX	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	786	791	32.957%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx with the lender MERS as the nominee for xx in the amount of $0, which was recorded on .
There are 2 found against the subject property in the total amount of xx filed by different , which were recorded on  .
The 1st and 2nd installments of county taxes for 2023 were paid on 12/XX/023 and 4/XX/024, in the total amount of $3,964.49.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 9/XX/024, the borrower is current with the loan, and the next due date is 10/XX/024. The last payment was received on 9/XX/024 in the amount of $1,458.08, which was applied for the due date of 9/XX/024. The current P&I is $XXith an interest rate of 6.50%. The current UPB reflected as per payment history is $xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 9/XX/024, the borrower is current with the loan, and the nexxt due date is 10/XX/024. The current UPB reflected as per payment history is $XX.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated 06/XX/2024, the subject property is owner-occupied.
As per the collection comment dated 4/XX/2023, the subject property is located in a major disaster area. A xx was declared from 04/XX/2023 to 07/XX/2023 for severe winter storms.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR1 receives SSI and retirement income.
BWR2 receives SSI and disability income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Compliance Testing (Lvl 3) "Subject loan is NOO, and Infinity did not perform a regulatory compliance test. Tape shows BWR was given refund to cure compliance issue. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51907513	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.490%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	49.002%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report datedxx, the subject mortgage was originated on xx and recorded on in the amount of in favor of “MERS as nominee for xx.
No active liens and judgments have been found against borrower and property.
The first and second installments of county taxes for 2024 are due total in the amount of $1,369.98.
No prior year delinquent taxes have been found.
According to the payment history as of 10/XX/024, the borrower is current with the loan. The last payment was received on 9/XX/2024, which was applied for the due date of 10/XX/024 and the next due date for payment is 11/XX/024. The P&I is $XX and PITI is $2,441.09. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/024, the borrower is current with the loan. The last payment was received on 9/XX/2024, which was applied for the due date of 10/XX/024 and the nexxt due date for payment is 11/XX/024. The P&I is $XX and PITI is $2,441.09. The UPB reflected as per the payment history is $XX.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has been SE for 4.33 years at.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows total assets verified of $41K fall short by 1 month and does not meet the reserves requirement. Bank statements show available assets $41,570.28. CD shows required cash to close is $34,976.91 and 1008 shows $7323.27 required reserves. There is a short fall of $729.90. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49%. The tape shows there is an undisclosed mortgage. Further details were not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has been SE for 4.33 years at "
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test  due to an APR calculated at 10.119% exceeds APR threshold of 8.720% over by +1.399%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the higher-priced mortgage loan test due to an APR calculated at 10.119% exceeds APR threshold of 8.720% over by +1.399%. The subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36074269	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	49.711%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xxwith the lender MERS as nominee for xx for the amount of xx . No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2024 were paid in the amount of $1,286.11. The annual school taxes for 2024 were paid in the amount of $2,290.91. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 10/XX/024. The last payment was received on 8/XX/2024 in the amount of $2,115.09 which was applied to the due date of 9/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 6.500%.

Collections Comments:The loan is currently performing and the nexxt due date is 10/XX/024. The last payment was received on 8/XX/2024 in the amount of $2,115.09 which was applied to the due date of 9/XX/024. The unpaid principal balance is $XX. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has 7.50 years on the job as a fulfillment exxpert with .
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.71%. Tape shows income miscalculation. Further details are not provided. Lender defect. The subject loan originated on , and the 3-year SOL is active. BWR has 7.50 years on the job as a fulfillment expert with ,xx , and $5K in the equity."	* Assets do not meet guidelines (Lvl 3) "Tape shows EMD was not documented. A review of the bank statements showing a withdrawal of the gift amount of $5K consistent with the copy of the check of the gift check is available in the loan documents. Bank statements in file show $10,978 assets; cash to close required $10,795; and down payment is $7,590. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the license validation test."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4580665	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	770	785	46.700%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx and was recorded on in the amount of xx in favor of “MERS as nominee for xx.
No active liens and judgments have been found.
The annual county taxes for 2023 were paid in the amount of $1,062.15 on 11/XX/2023.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of 9/XX/2024, the borrower is current with the loan and next due date is 10/XX/024. The last payment was received on 8/XX/2024 in the amount of $2,970.08 (PITI) which was applied for the due date of 9/XX/024. The current P&I is $XX with an interest rate of 6.375%. The current UPB reflected as per payment history is $xx	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
As per the review of payment history as of 9/XX/2024, the borrower is current with the loan and nexxt due date is 10/XX/024. The current UPB reflected as per payment history is $XX.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file.
BWR#1 has 9 months on the job as a front office XX at. BWR has prior employment exxperience as a front office associate at  between 4/XX/2022 and 7/XX/2023 for 1.25 years.
BWR#2 xx has 1 year on the job as an intern, information xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Revised LE dated reflects Points - Loan Discount Fee at $5,319.00. PCCD dated  reflects Points - Loan Discount Fee at $7,727.99. This is an increase in fee of +$2,408.99 for charges that cannot increase. Subject loan is a purchase, originated on  and the 1-year SOL is active."
* Revised Loan Estimate is missing (Lvl 3) "Revised loan estimate dated is missing from the loan file. DT is located at	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.70%. Tape shows BWR2 quit job used for qualification after closing. Revised DTI is 65.30%. Further details not provided. BWR defect. The subject loan originated on , and the 3-year SOL is active. BWR1 has 9 months on the job as a front . BWR2 has 1 year on the job as anxx, xxx equity in the subject, and residual income."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96052905	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	47.024%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx.
No active liens and judgments were found.
The annual  taxes for 2024 were paid in the amount of $7,438.00 on 7/XX/2024.
The annual county taxes for 2024 are due in the amount of $4,847.48 on 09/XX/2024.
No prior year’s delinquent taxes have been found.	As per the payment history as of 9/XX/2024, the borrower is current with the loan and next due date is . The last payment was received on in the amount of $3,176.46 (PITI) which was applied to the due date of 9/XX/024. The current UPB is $xx. The current P&I is $XXand the interest rate is 7.625%.	Collections Comments:The collection comments are missing from the loan file.
The current status of the loan is performing.
As per the payment history as of 9/XX/2024, the borrower is current with the loan and nexxt due date is 10/XX/024. The current UPB is $XX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.33 years on the job as a .
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate	xx	3: Curable		* Missing credit report (Lvl 3) "Credit report doc is missing from loan file." * Missing flood cert (Lvl 3) "Flood certificate is missing from loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and approved at 47.02%. Tape shows income calculation error. Further details not provided. The revised DTI is 54.487%. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has 2.33 years on the job as a xx, since inception, $116K equity in the subject, and $5,382.43 residual income.xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56505885	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	787	731	49.985%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx .
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is . The last payment was received on 8/XX/2024 in the amount of $2,170.29 which was applied to the due date of 9/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 5.990%.
The last payment was received as per the buydown agreement located at	Collections Comments:The loan is currently performing and the nexxt due date is 10/XX/024.
The last payment was received on in the amount of $2,170.29 which was applied to the due date of 9/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has 13.09 years on the job as a .
The Covid-19 attestation is located at
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.98%. Tape shows BWR1 did not start the post-closing job lender used, and BWR2 started working at a new job with a lower salary. The revised DTI is 63.18%. Further details were not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR1 has 13.09 years on the job as a atBWR2 has less than one month on the job as axx , equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50556603	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	798	809	49.766%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx, which recorded on with instrument xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
There is one junior mortgage open against the property in the amount of  which was recorded on in favor of xx.
The annual combined taxes for 2023 have been paid in the amount of $868.00 on 11/XX/2023.
The annual combined taxes for 2024 are due in the amount of $868.00 on 2/XX/2025.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 9/XX/024, the loan is performing. The last payment was received in the amount of $2,132.46 on 9/XX/024 which was applied for the due date of 9/XX/024. The next due date is 10/XX/024. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 7.375%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 9/XX/024, the loan is performing. The last payment was received in the amount of $2,132.46 on 9/XX/024. The nexxt due date is 10/XX/024. Current UPB as of date reflected in the provided payment history is $XX.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR1 has been an employee ats for 3 years and 2 months as an associate.
BWR2 is getting SSI and TIAA.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* COC (Lvl 3)     "COC located at COC 10.12.2024 which shows incorrect date of change  The corrected date ."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows Investor (TN Housing) rejected the loan for purchase due to title being transferred to a living trust at closing, which does not meet Freddie Mac’s guidelines. Further details are not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62134769	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.490%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	811	Not Applicable	36.140%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/XX/2024, the subject mortgage was originated on xx.”
No active liens and judgments have been found against borrower and property.
The first installments of town taxes for 2024 are paid in the amount of $1,619.00.
The second installment of town taxes for 2024 is due in the amount of $1,619.00.
No prior year delinquent taxes have been found.
According to the payment history as of 9/XX/2024, the borrower is current with the loan. The last payment was received on 9/XX/2024, which was applied for the due date of 9/XX/024 and the next due date for payment is 10/XX/024. The P&I is $XX and PITI is $2,390.38. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/XX/2024, the borrower is current with the loan. The last payment was received on 9/XX/2024, which was applied for the due date of 9/XX/024 and the nexxt due date for payment is 10/XX/024. The P&I is $XX and PITI is $2,390.38. The UPB reflected as per the payment history is $XX.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 2.58 years on the job as a business integration consultant at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject is a non-warrantable condo as the master insurance policy does not include wind/hail storm damage and the deductible of $45K per unit is more than 5% of Fannie Mae's limit of per unit deductible. Further details were not provided. xx search shows an estimated value of xx. Current UPB is $XXK. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52734544	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	793	807	33.164%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/XX/2024, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The first, second, third and fourth installments of city taxes for 2025 are due in the amount of $3,182.00. The fourth installment of city taxes for 2024 was paid in the amount of $667.14. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 10/XX/024. The last payment was received on 9/XX/2024 in the amount of $1,378.44 which was applied to the due date of 9/XX/024. The unpaid principal balance is $xx. The current P&I is $XXnd the interest rate is 7.625%.	Collections Comments:The loan is currently performing and the nexxt due date is 10/XX/024.
The last payment was received on 9/XX/2024 in the amount of $1,378.44 which was applied to the due date of 9/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The subject property is non owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR1 receives VA benefits, pensions, and social security income.
BWR2 receives social security income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan approved at an LTV of 80% exceeds Freddie Mac guidelines maximum LTV threshold of 75% for 2-4 unit property. The subject property was erroneously submitted as an SFR, and it is a 2-unit property."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject NOO loan was approved at 33.16%. The tape reflects an increased DTI of 37.76%. Further details are not provided. The subject loan originated on xx, and the 3-year SOL is active. BWR1 receives VA benefits, pensions, and social security income, and BWR2 receives social security income, FICO 793, 0X30 since inception, and $35K equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	790	795
73589758	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	707	649	45.977%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/XX/2024, the subject mortgage was originated on xx There are 2 prior state tax lien against the borrower in favor of xx recorded on 1/XX/016 and 4/XX/2016. The SSN# mentioned on the supporting document is inconsistent with the subject borrower. There is a prior civil judgment against the borrower in favor of xx for the amount of $4,515.77 recorded on 6/XX/2017. The annual county taxes for 2023 were paid in the amount of $535.19. No prior year’s delinquent taxes have been found.	The loan was originated on 7/XX/2024 with the first payment date of 9/XX/024. As per the tape, the next due date is 10/XX/024. The unpaid principal balance is $xx. The current P&I is $XXnd the interest rate is 7.625%. As per the PH document the UPB was $82,500.00.	Collections Comments:The loan is currently performing and the nexxt due date is 9/XX/024.
The borrower did not make the first payment. The unpaid principal balance is $XX
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The subject property is non owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has 10.08 years on the job as a XX with xx
BWR2 has 10 months on the job as a xx  BWR2 has prior employment exxperience as an inspector with xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO and approved at 45.97%. The tape shows the use of gift funds of $20K on NOO property is not acceptable for sale to agencies, and excluding the gift funds, the loan falls short by $22K for closing. Further details were not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR1 has 10.08 years on the job as a with xx. BWR2 has 10 months on the job as a xx at xx, FICO 649, and $27K equity in the subject."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	669	686
54032001	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	676	Not Applicable	29.725%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/XX/2024, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023 were paid in the amount of $1,529.34. The water/sewer charges are paid. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 11/XX/024. The last payment was received on 9/XX/2024 in the amount of $1,576.91 which was applied to the due date of 10/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 7.625%.	Collections Comments:The loan is currently performing and the nexxt due date is 11/XX/024.
The last payment was received on 9/XX/2024 in the amount of $1,576.91 which was applied to the due date of 10/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is primary home.
No comment pertaining to the damage to the subject property has been observed.
BWR has 8.08 years on the job as an in-plant XX with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject property was erroneously submitted as an SFR property, and the subject is a 3-unit property. BWR will occupy 1 unit as primary property. DU is not permitting a resubmission after correcting the property type, and the correction in LP provides an ineligible recommendation. Further details not provided." * Missing required 1-4 family rider (Lvl 3) "1-4 Rider is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	Not Applicable
8682153	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	692	702	30.347%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/XX/2024, the subject mortgage was originated xx.
No active liens and judgments have been found against borrower and property.
The annual combined taxes for 2023 have been paid in the amount of $4,006.00 on 12/XX/2023.
No prior year delinquent taxes have been found.
According to the payment history as of 9/XX/2024, the borrower is current with the loan. The last payment was received on 9/XX/2024, which was applied for the due date of 9/XX/024 and the next due date for payment is 10/XX/024. The P&I is $XX and PITI is $6,304.59. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/XX/2024, the borrower is current with the loan. The last payment was received on 9/XX/2024, which was applied for the due date of 9/XX/024 and the nexxt due date for payment is 10/XX/024. The P&I is $XX and PITI is $6,304.59. The UPB reflected as per the payment history is $XX.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 21 years on the job as a  xx. BWR2 has 2.83 years on the job as a chief program and people officer at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is subject to completion of the renovations, and the tape shows the renovation on the property took longer than expected. Seller provided 1004D showing all repairs completed and proof of release for the escrow holdback."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $1,204,239.43. Calculated finance charge is $1,204,739.43 for an under disclosed amount of -$500.00. Subject loan is purchase case, originated on 9/XX/2023 and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx reflects Points - Loan Discount Fee at $7,600.00. CD dated 09/XX/2023 reflects Points - Loan Discount Fee at $11,633.72.
Loan estimate dated xx reflects Appraisal Fee at $925.00. CD dated 09/XX/2023 reflects Appraisal Fee at $1,175.00.
Loan estimate dated xx reflects Homestyle renovation draw at $1,750.00. CD dated 09/XX/2023 reflects Homestyle renovation draw at $1,800.00.
This is a cumulative increase in fee of $4,333.72 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 9/XX/2023 and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31074496	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.500%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	669	Not Applicable	45.363%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/XX/2024, the subject mortgage was originated on xx
There is an HOA lien on the subject property in favor of “xx” which was recorded on xx in the amount of $2,167.50.
There is a prior hospital lien against the borrower in favor of “xx” in the amount of $2,274.00 which was recorded on 6/XX/021.
The first and second installments of combined taxes for 2023/2024 are paid total in the amount of $2,044.44.
The second installment of combined taxes for 2024 is due in the amount of $761.02.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/XX/2024, the borrower is current with the loan. The last payment was received on 9/XX/024, which was applied for the due date of 9/XX/024 and the next due date for payment is 10/XX/024. The P&I is $XX and PITI is $1,800.23. The UPB reflected as per the payment history is $xx and deferred amount is $5,657.96. The deferment agreement is located at xx”.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/XX/2024, the borrower is current with the loan. The last payment was received on 9/XX/024, which was applied for the due date of 9/XX/024 and the nexxt due date for payment is 10/XX/024. The P&I is $XX and PITI is $1,800.23. The UPB reflected as per the payment history is $XX and deferred amount is $5,657.96.
The subject property is owner occupied.
As per the collection comment dated 6/XX/2024, the borrower income was impacted by Covid-19. The forbearance plans ran and were exxtended several times from 3/XX/023 to 2/XX/024.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
BWR is retired and getting social security and pension income
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 45.36%. Tape shows income miscalculation. The revised DTI is 68%. Further details were not provided. Lender defect. The subject loan originated on xx and the 3 year SOL is active. BWR is retired and receives social security and pension income, FICO 669, $XXK equity in the subject, and $2,078 residual income."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal report. PIW disclosure signed by the borrower is missing from the loan documents.xx shows an estimated value of xx. Current UPB is $XXK."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $12,735.45 exceeds fees threshold of $9,298.63 over by +$3,436.82.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $8,662.50
Points - Loan Discount Fee paid by Borrower: $4,072.95"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines)QM  points and fees test due to fees charged $12,735.45 exceeds fees threshold of $9,298.63 over by +$3,436.82.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $8,662.50
Points - Loan Discount Fee paid by Borrower: $4,072.95"
* Loan does not conform to program guidelines (Lvl 3) "The seller’s defect category the payment deferral agreement previously approved and in PH shows deferred balance. The deferment agreement is located at “xx”."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Foreclosure Rescission Finance Charge Test:. Finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of -$25.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx and the 3-year SOL will be expired on xx.."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.363% as the borrower income is $9,734.36 and total expenses are in the amount of $4,415.76 and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 45%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71770572	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	678	Not Applicable	23.018%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/XX/2024, the subject mortgage was originated on xx . No active liens or judgments have been found against the borrower or subject property. The first installment of city taxes for 2023 was paid in the amount of $3,750.84. The second installment of city taxes for 2023 is due in the amount of $3,641.24. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 9/XX/024, the borrower is current with the loan and the next due date is 10/XX/024. The last payment was received on 9/XX/024 in the amount of $4,386.32 which was applied to the due date of 9/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 9.250%.	Collections Comments:The loan is currently performing and the nexxt due date is 10/XX/024.
The last payment was received on 9/XX/024 in the amount of $4,386.32 which was applied to the due date of 9/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for 6.25 years a txx.
The Covid-19 attestation is located at “xx”

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails compliance delivery and timing test for revised CD dated xx. The document tracker is missing, and 3 business days were added to get the receipt date of xx, which is after the consummation date of xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated 02/XX/2024 does not reflect Points - Loan Discount Fee. Post CD dated xx reflects Points - Loan Discount Fee at $990.00. This is an increase of +$990.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is active.

TRID Violation due to decrease in lender credit on post CD dated xx. Initial LE dated 02/XX/2024 reflects non-specific lender credit at $4,746.00. Post CD dated 06/XX/024 does not reflect non-specific lender credit. This is decrease of $4,746.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 23.018%. Tape shows lender did not validate SE bank statement expense ratio and the revised DTI is 39.99%. Further details were not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has been SE for 6.25 years at xx, FICO 678, 0X30 since inspection, $110K equity in the subject, and $8,177 residual income."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.640% exceeds APR threshold of 8.360% over by +1.280%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	672	Not Applicable
22145285	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.250%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	804	Not Applicable	26.014%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/XX/2024, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 were paid in the amount of $2,848.19. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 11/XX/024. The last payment was received on 9/XX/2024 in the amount of $2,581.25 which was applied to the due date of 10/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 5.250%.	Collections Comments:The loan is currently performing and the nexxt due date is 11/XX/024. The last payment was received on 9/XX/2024 in the amount of $2,581.25 which was applied to the due date of 10/XX/024. The unpaid principal balance is $XX. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has 6.58 years on the job as xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount and date. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the closing date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test due to,LE dated 04/XX/2023 reflects the sum of Section C fees and Recording fee at $1,236.40. Final CD dated xx reflects the sum of Section C and Recording fee at $1,787.50. This is a cumulative increase of +$551.10 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is not available. Subject loan is refinance case, originated on xx and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan failed VA seasoning period requirements of 210 days for cash-out refinance."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			797	Not Applicable
13618917	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	714	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/XX/2024, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of $8,136.10.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 11/XX/024. The last payment was received on 9/XX/024 in the amount of $1,922.84 which was applied to the due date of 10/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 7.500%.

Collections Comments:The loan is currently performing and the nexxt due date is 11/XX/024.
The last payment was received on 9/XX/024 in the amount of $1,922.84 which was applied to the due date of 10/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan does not meet the seasoning period requirement for occupancy of the subject property for rate and term refinance on NOO property. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34217614	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	49.934%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/XX/2024, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2024 are due in the amount of $2,290.56.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 10/XX/024. The last payment was received on 8/XX/2024 in the amount of $2,502.76 which was applied to the due date of 9/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 6.625%.	Collections Comments:The loan is currently performing and the nexxt due date is 10/XX/024.
The last payment was received on 8/XX/2024 in the amount of $2,502.76 which was applied to the due date of 9/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has 2.41 years on the job as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for initial CD dated xx. The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days from the consummation date. Subject loan is purchase case, originated on xx and the 1-year SOL is active."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the subject condo does not meet FNMA or Freddie Mac's condo project eligibility requirement. The condo project's master insurance policy does not include "loss to undamaged portions of building" endorsement in the policy coverage. Further details not provided. xx shows an estimated value of $XXK. Current UPB $XXK."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91458461	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	39.978%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/2024, the subject mortgage was originated on xx
No active judgments/liens were found.
The annual combined taxes for the year 2023 were paid in the amount of $6,224.83 on 12/XX/2023.
The annual combined taxes for the year 2024 are due in the amount of $4,949.17 on 1/XX/2025.
No prior year’s delinquent taxes were found.

As per review of payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 10/XX/024. The last payment was received on 9/XX/024 in the amount of $2551.06 (PITI) which was applied to the due date of 9/XX/024. The current P&I is $XXand the interest rate is 6.375%. The current UPB is $xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
As per review of payment history as of 9/XX/2024, the borrower is current with the loan and the nexxt due date is 10/XX/024. The current UPB is $XX.
 No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
As per comment dated 6/XX/024, the subject property is located in FEMA disaster area which was declared for severe storms and winds. CCs do not show any damage.
Covid-19 attestation is located at xx.
BWR has been SE for 2 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.978%. Tape shows BWR SE business was not active per Secretary of State records. Further details were not provided. The subject loan originated on xx, and the 3-year SOL is expired. BWR has been SE for 2 years at xx, FICO 699, 0X30 since inception, and $85K equity in the subject."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.762% exceeds APR threshold of 4.570% over by +2.192%. Subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $9,092.00 exceeds fees threshold of $7,843.34 over by +$1,248.66. The below fees were included in this test: Mortgage Broker Fee paid by Borrower: $6,800.00 Processing Fee paid by Borrower: $795.00 Underwriting Fee paid by Borrower: $1,497.00.  Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $9,092.00 exceeds fees threshold of $7,843.34 over by +$1,248.66.  The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $6,800.00 Processing Fee paid by Borrower: $795.00 Underwriting Fee paid by Borrower: $1,497.00."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.762% exceeds APR threshold of 4.570% over by +2.192%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94820788	xx	xx			XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.250%	360		xx	xx		xx	Fixed		Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	740	Not Applicable	41.375%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/XX/024, the subject mortgage originated on xx. No active judgment or lien has been found. The water sewer charges for the year 2024 were delinquent in the amount of $35.49 which is payable on 10/XX/024. The annual county tax for the year 2023 was paid in the total amount of $12,461.88 on 11/XX/2023.	According to the payment history as of 9/XX/2024, the borrower is current with the loan. The last payment was received on 9/XX/2024 for the due date of 09/XX/024 and the next due date for payment is 10/XX/024. The P&I is in the amount of $4,063.73 and PITI is in the amount of $6,427.17. The UPB reflected as per the payment history is in the amount of $xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 9/XX/2024, the borrower is current with the loan. The UPB reflected as per the payment history is in the amount of $xx and the nexxt due date for payment is 10/XX/024. No evidence of bankruptcy or foreclosure has been found. No evidence of damage or repair has been found. BWR has been SE for 5.66 years at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.37%. Tape shows rental income miscalculation due to missing lease agreement. Revised DTI is 65.03%. Further details were not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has been SE for 5.66 years at xx, $183K equity in the subject, and $3,241 residual income." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	693	Not Applicable
2369207	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/XX/024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual county taxes for the year 2023 were paid in the amount of $16,844.45 on 03/XX/2024.
No prior year's delinquent taxes were found.	As per the review of payment history as of 9/XX/2024, the borrower is current with the loan, and the next due date is 10/XX/024. The last payment was received on 9/XX/024 in the amount of $4,604.00 which was applied to the due date of 9/XX/024. The current P&I is $XX and the interest rate is 7.625%. The UPB is $xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 9/XX/2024, the borrower is current with the loan, and the nexxt due date is 10/XX/024. The UPB is $xx
No foreclosure activity has been found.
No record of post-close BK has been found.
No evidence of damage or repair was found.
BWR1 and BWR2 employment details are not available. Subject loan is NOO, and BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Review of the appraisal report shows the subject is a condotel unit at the xx located in the city of xx. The project has amenities such as resort-style pools, gym, business center. xx search shows the subject valued at xx. Current UPB is $XXK. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
885200	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.875%	360	xx	xx	xx	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	761	Not Applicable	24.348%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/024, the subject mortgage was originated on xx and recorded on xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of $5,283.86.
The annual combined taxes for 2024 are due in the amount of $5,166.91.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 10/XX/024. The last payment was received on 9/XX/2024 in the amount of $1,769.56 which was applied to the due date of 9/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is not available.

Collections Comments:The loan is currently performing and the nexxt due date is 10/XX/024.
The last payment was received on 9/XX/2024 in the amount of $1,769.56 which was applied to the due date of 9/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
As per the comment dated 12/XX/2023, the ARM and payment change notice have been sent.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has 12.16 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 24.34%. Tape shows rental income miscalculation and revised DTI is 69.38%. Further details were not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is expired. BWR has 12.16 years on the job as a xx last 24 months, $104K equity in the subject, and $810 residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89230545	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	30.577%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/024, the subject mortgage was originated on xx.
There are 2 judgments against the borrower in favor of xx and xx for the total amount of $3,430.11 recorded on 3/XX/2022 and 9/XX/2024.
The first and second instalments of county taxes for 2023 were paid in the amount of $5,633.12.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 10/XX/024. The last payment was received on 9/XX/2024 in the amount of $2,201.51 which was applied to the due date of 9/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 4.875%.	Collections Comments:The loan is currently performing and the nexxt due date is 10/XX/024.
The last payment was received on 9/XX/2024 in the amount of $2,201.51 which was applied to the due date of 9/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
The tape and appraisal report shows the need for multiple interior and exxterior repairs, including but not limited to the pool deck, stairs with tile flooring, wood stove in storage building, and no railing to the backyard. The estimated cost to cure is $6,500.00. The property needs repairs. CCs do not show damage.
BWR has been SE for 15 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape and appraisal report show the pool pulling away from the deck, which poses safety concerns; the wood stove in the storage building needs to be removed; stairs with tile flooring not installed properly; and no railing to the backyard storage room. The estimated cost to cure is $6,500.00. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* Assets do not meet guidelines (Lvl 3) "Tape shows the lender failed to document LOX for the increase of balance from the 3-month average of $36K to $XXK reflecting in VOD. Further details not provided. Bank statements and VOD in file show $XXK assets; down payment required toward closing $XXK. The subject loan originated on 1/XX/2022. BWR has been SE for 15 years at xx since inception, and $XXK equity in the subject."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.929% exceeds APR threshold of 4.600% over by +0.329%. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the revised closing disclosure delivery date test as final CD issued on 01/XX/2022 and hand signed on 05/XX/2022 which is after the consummation date 1/XX/2022."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.934% exceeds APR threshold of 4.600% over by +0.334%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60421526	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	760	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of combined taxes for 2024 was paid on 4/XX/2024 in the amount of $1,725.58. The second installment of combined taxes for 2024 is due on 10/XX/2024 in the amount of $1,725.58.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 9/XX/024. The last payment was received on 9/XX/2024 in the amount of $2,438.81 (PITI), which was applied for the due date of 8/XX/024. The current P&I is $XX with an interest rate of 7.375%. The current UPB reflected as per payment history is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of 9/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB reflected as per payment history is $XX.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $27,600.00, annual payments (debt service) are $28,631.64 and the debt service cover ratio (DSCR) is 0.96 which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is EPD. The first payment was due on 10/XX/022. The borrower has a history of missing payments and then making multiple payments at one time. As per the payment history, the loan is current. As per the PH, the next due date is 9/XX/024, and the current UPB is $xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96770556	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	8.074%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. The 1st installment of county taxes for 2024 was paid in the amount of $9,434.31 on 05/XX/2024. The 2nd installment of county taxes for 2025 is due in the amount of $9,434.31 on 10/XX/2024. No prior year’s delinquent taxes have been found.	According to payment history as of 9/XX/2024, the borrower is current with the loan, and the next due date is 10/XX/024. The last payment was received on 9/XX/024 in the amount of $9,039.32, which was applied for the due date of 9/XX/024. The current P&I is $XX with an interest rate of 6.000%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the loan is in performing.
According to payment history as of 9/XX/2024, the borrower is current with the loan, and the nexxt due date is 10/XX/024. The current UPB reflected as per the payment history is $XX.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.08 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject was approved at 8.074%. The tape shows the lender failed to document sufficient assets to support a monthly capital gains income of $125K. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is expired. BWR has been SE for 4.08 years at xx, FICO 765, 0X30 since inspection, and $417K equity in the subject."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.307% exceeds APR threshold of 4.780% over by +1.527%. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.307% exceeds APR threshold of 5.780% over by +0.527%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			808	Not Applicable
60275066	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	662	Not Applicable	45.133%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 10/XX/024 shows that the subject mortgage originated on xx”
There is a prior mortgage against the subject property, which was originated on xx.
There are two prior credit card judgments against “xx” in the total amount of $11,477.82 in favor of xx., which were recorded on 4/XX/018.
There is a prior child support lien against the borrower "xx" in the amount of $8,995.78 in favor of the Office of the Attorney General by assignment from xx.
The annual combined taxes for 2023 were paid in the amount of $3,440.55, which were due on 12/XX/2023.
The annual combined taxes for 2024 are due in the amount of $3,756.67 on 01/XX/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx with a first payment date of 11/XX/024. As per the payment history tape data as of 9/XX/2024, the next due date is 11/XX/024 and the current UPB is $xx	Collections Comments:The current status of the loan is performing.
The loan was originated on xx with a first payment date of 11/XX/024. As per the payment history tape data as of 9/XX/2024, the nexxt due date is 11/XX/024 and the current UPB is $XX.
Appraisal report in the loan file is as is. Improvement section and photo addendum show evidence of mold seeping through the paint on the interior walls. The appraisal report does not reflect the cost of completing the work. CCs are not available.
BWR has been SE for 2.08 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report was approved in as-is condition. The improvement and the photo addendum of the subject property show mold seeping through the paint on the interior walls, outlet gap, missing transition bar, missing lighting fixtures, and damaged wood beam noted in the garage. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject is a 498-square-foot single-family residence. As per the appraisal report, the gross living area is 451.81 square feet. XX search shows the subject property is a 500-square-foot single-family residence with an estimated value of $XXK. Current UPB $XXK. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			666	Not Applicable
44932757	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	671	673	41.369%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/XX/024, the subject mortgage originated on xx.
There is a junior mortgage against the subject property in the amount of $XX in favor of City of XX, a municipal corporation which was recorded on 10/XX/2023 in inst#xx.
The annual county taxes for 2023 were paid in the amount of $3,682.70 on 12/XX/2023.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/XX/2024, the borrower is current with the loan and next due date is 10/XX/024. The last payment was received on 9/XX/024 in the amount of $1,617.14 which was applied to the due date of 9/XX/024, The current P&I is $XX and the interest rate is 6.625%. The UPB is $xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 9/XX/2024, the borrower is current with the loan and nexxt due date is 10/XX/024.
The UPB is $xx
No evidence of damage or repair was found.
As per the tape data, the subject property is owner-occupied.
BWR has 1.5 years on the job as a xx. BWR has had multiple jobs in the past 2 years.
BWR2 has 3 months on the job as a delivery associate at xx. BWR2 has had multiple jobs in the past 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #3, with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is $XXK."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40741627	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.990%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	805	795	44.994%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/024, the subject mortgage was originated on xx. No active judgments or liens were found. The first and second installments of county taxes for the year 2023 were paid in the total amount of $1060.44 on 12/XX/2023 and 6/XX/2024 respectively. No prior year’s delinquent taxes have been found.	The loan was originated on xx with a first payment date of 10/XX/024. As per the payment history tape data as of 9/XX/2024, the next due date is 10/XX/024 and the UPB is xx. The current P&I is $XXand the interest rate is 5.990%.	Collections Comments:According to the servicing comments, the current status of the loan is performing. The loan was originated on xx with a first payment date of xx. As per the payment history tape data as of 9/XX/2024, the nexxt due date is 10/XX/024 and the UPB is xx No evidence of damage or repair was found. BWR is retired and receives pension and VA benefits income. BWR2 is retired and receives pension income. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan is not eligible for purchase by FNMA as a cash-out refinance loan on the subject property, which is a single-wide manufactured home, which is not acceptable per FNMA guidelines. Further details were not provided. xx search shows an estimated value of $xx. Current UPB is $XXK."
																																																																																							* Property is Manufactured Housing (Lvl 3) "As per the appraisal report located at xx, the subject property is a manufactured home. Affixation affidavit available at xx shows that manufactured home is permanently attached to the land and the VIN/serial# is xx. The short-form policy schedule B shows an exception for MH home."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	776	735
25628302	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.000%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	807	780	37.789%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/024, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2024 are due in the amount of $3,879.61.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 8/XX/2024, the borrower is current with the loan and the next due date is 9/XX/024. The last payment was received on 8/XX/024 in the amount of $3,424.55 which was applied to the due date of 8/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 6.000%.

Collections Comments:The loan is currently performing and the nexxt due date is 9/XX/024.
The last payment was received on 8/XX/024 in the amount of $3,424.55 which was applied to the due date of 8/XX/024 including the buydown in the amount of $551.65. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has 5 years on the job as a xx at xx.
BWR2 has 3 years on the job as a xx  at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing Dicsloures Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance ease TRID tolerance test incomplete due to initial loan estimate and initial closing disclosure are missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $14,388.67 exceeds fees threshold of $12,770.70 over by +$1,617.97.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $12,420.87
Points - Loan Discount Fee paid by Borrower: $1,967.80

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $14,388.67 exceeds fees threshold of $12,770.70 Over by +$1,617.97.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $12,420.87
Points - Loan Discount Fee paid by Borrower: $1,967.80"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing flood cert (Lvl 3)     "Flood certification is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM Rebuttable Presumption Test due to Fees charged $14,388.67 exceeds fees threshold of $12,770.70 over by +$1,617.97.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $12,420.87
Points - Loan Discount Fee paid by Borrower: $1,967.80"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.78%. Tape shows BWR2 has other undisclosed FHA mortgage debt. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR1 has 5 years on the job as a warehouse XX at xx. BWR2 has 3 years on the job as a supervisor customer services at xx, FICO 780, and $9K equity in the subject."
																																																																																								* Compliance Testing (Lvl 2) "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 8.456 exceeds APR threshold of 7.135 over by -1.321%. Subject loan is escrowed."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53853051	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	No	Not Applicable	No	705	Not Applicable	44.223%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/024, the subject mortgage was originated on xx.
There are 5 prior and 2 junior child support liens in favor of multiple plaintiffs recorded on different dates. The SSN# mentioned on the supporting document is inconsistent with the subject borrower.
The first and second installments of county taxes for 2024-2025 are due in the amount of $5,739.49.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 10/XX/024, the borrower is current with the loan and the next due date is 10/XX/024. The last payment was received on 9/XX/2024 in the amount of $3,003.05 which was applied to the due date of 9/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 8.125%.

Collections Comments:The loan is currently performing and the nexxt due date is 10/XX/024.
The last payment was received on 9/XX/2024 in the amount of $3,003.05 which was applied to the due date of 9/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.

BWR has 7.58 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Flood Certificate HUD-1 Closing Statement Initial 1003_Application Missing Dicsloures	xx	3: Curable	* Application Missing (Lvl 3) "The final application is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Subject loan is NOO. The final closing disclosure is missing from the loan documents. Fees are captured from the buyer's settlement statement."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

																																																																																							The home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 44.22%. Tape shows income miscalculation as the qualifying income is not supported by YTD and previous year earnings. The revised DTI is 51.00%. Further details not provided. Lender defect. The subject loan was originated onxx, and the 3-year SOL is active. BWR has 7.58 years on the job as xx., FICO 705, 1X30 since inception, $82k equity in the subject, and $2,283 residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19699418	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	656	768	42.940%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/XX/2024, the subject mortgage originated on xx
No active judgments or liens have been found.
The third and fourth installments of county taxes for 2025 were due in the amount of $2,274.66.
The second installment of combined taxes for 2025 is paid in the amount of $2,322.83 on 09/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 10/XX/024, the borrower is current with the loan, and the next due date is 10/XX/2024. The last payment was received on 09/XX/2024 in the amount of $3,590.00, which was applied for the due date of 09/XX/2024. The current monthly P&I is $XX with an interest rate of 7.625%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/024, the borrower is current with the loan, and the nexxt due date is 10/XX/2024. The last payment was received on 09/XX/2024 in the amount of $3,590.00, which was applied for the due date of 09/XX/2024. The current monthly P&I is $XX with an interest rate of 7.625%. The current UPB reflected as per the payment history is $XX.
No foreclosure activity has been found in the loan files.
No evidence of damage or repair has been found in the loan files.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR1 has 9 years and 7 months on the job as a hotel finance specialist with the xx.
BWR2 has been SE for 2 years and 3 months with xx.
BWR3 has 10 years and 1 month on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance HUD-1 Closing Statement Missing Dicsloures Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The seller's tape defect shows the loan is EPD. As per the PH as of 10/XX/024, the borrower is current with the loan, the next due date is 10/XX/024, and the current UPB is $394,785.67."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3) "Initial loan estimate is missing from the loan documents."	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan file."
* Missing flood cert (Lvl 2)     "Flood certification is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.
																																																																																								Home loan toolkit is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3759592	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	774	Not Applicable	49.454%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual combined taxes for 2023 were paid in the amount of $1,185.69 on 1/XX/2024.
The annual combined taxes for 2024 are due in the amount of $1,270.46 on 1/XX/2025.
No prior year’s delinquent taxes have been found.
No active judgments or liens have been found.
According to payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 11/XX/024. The last payment was received on 9/XX/024 in the amount of $3017.15 which was applied to the due date of 10/XX/024. The current P&I is $XX and the interest rate is 8.375%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 9/XX/2024, the borrower is current with loan file and the nexxt due date is 11/XX/024. The current UPB is $XX.
No evidence of damage or repair was found.
BWR was approved using an offer letter from a post-closing job. BWR has had multiple jobs in the past 2 years as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows the subject property is a second home approved with an LTV of 90% based on the first appraisal report. The investor reviewed the comps used to support the appraised value and lowered the appraised value of the subject by $5K, and as a result, the subject loan is not eligible for purchase by the investor due to an increase in LTV from 90% to 93%. Further details not provided. xx search shows an estimated value of $XXK. Current UPB is $XXK."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.949% exceeds APR threshold of 8.300% over by +0.649%. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37684494	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	769	758	34.372%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/XX/024, the subject mortgage was originated and recorded on xx.
No active judgments or liens were found.
The annual combined, village and school taxes for the year 2024 were paid on 2/XX/024, 7/XX/024 and 10/XX/024 respectively.
No prior year's delinquent taxes were found.
As per the review of payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 10/XX/024. The last payment was received on 09/XX/2024 in the amount of $2,374.70 (PITI) which was applied for the due date of 9/XX/024. The current P&I is $XX and the interest rate is 7.5%. As per the tape data, the current UPB is $xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 9/XX/2024, the borrower is current with the loan and the nexxt due date is 10/XX/024. The last payment was received on 09/XX/2024 in the amount of $2,374.70 (PITI) which was applied for the due date of 9/XX/024.  The current P&I is $XX and the interest rate is 7.5%. As per the tape data, the current UPB is $XX.
No evidence of damage or repair was found .
As per the tape data, the subject property is owner-occupied.
BWR has 6.83 years on the job as a senior court clerk at xx.
BWR2 has 1 year on the job as a senior court reporter at xx. BWR2 has prior employment details as a xx between 8/XX/2022 and 3/XX/2023 for 7 months.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and approved at 34.37%. Tape shows the lender failed to obtain the verification of rent. Further details were not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has 6.83 years on the job as a xx, and BWR2 has 1 year on the job as a xx, FICO 758, 0X30 since origination and $77K equity in the subject and $80K liquid assets."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80252152	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	770	41.619%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/XX/024, the subject mortgage originated on xx
No active judgments or liens were found.
The annual combined and school taxes for the year 2024 were paid in the total amount of $5,154.75 on 1/XX/2024 and 9/XX/2024	As per the review of payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 10/XX/024. The last payment was received on 09/XX/2024 in the amount of $1,465.61 (PITI) which was applied for the due date of 9/XX/024. The current P&I is $XX and the interest rate is 6.125%. As per the tape data, the current UPB is $xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 9/XX/2024, the borrower is current with the loan and the nexxt due date is 10/XX/024. As per the tape data, the current UPB is $XX.
As per the servicing notes document located at "xx", there are no servicing notes for the subject loan.
No foreclosure activity has been found.
As per the tape data, the subject property is owner-occupied.
BWR has 7 months on the job as a general contractor at xx BWR had multiple jobs in the past 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.61%. Tape and file show BWR has had 4 jobs and related gaps within last 2 years showing unstable employment history. Further details were not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has 7 months on the job as a general contractor at xx, FICO 770, 1X30 since inspection, and $114K equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99857699	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	687	45.746%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 10/XX/2024, the subject mortgage was originated on xx. No active judgments or liens found The annual county taxes for 2024 were paid on 11/XX/2023 in the amount of $5,838.24. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 10/XX/024, the borrower is current with the loan and the next due date of payment is 10/XX/024. The last payment was received on 9/XX/2024 in the amount of $3,635.58 which applied for 9/XX/024. The current P&I is $XX with an interest rate of 7.625%. The UPB as of the date mentioned in the updated payment history is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the review of payment history as of 10/XX/024, the borrower is current with the loan and the nexxt due date of payment is 10/XX/024. The current P&I is $XX with an interest rate of 7.625%. The UPB as of the date mentioned in the updated payment history is $XX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
BWR has been SE for 15.16 years at xx.
BWR 2 has been SE for 15.16 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 45.31%. Tape shows debt miscalculation as the lender failed to include full PITI of the REO in DTI calculation. The revised DTI is 46.64%. Further details not provided. BWR has been SE for 15.16 years at xx. BWR 2 has been SE for 15.16 years at xx, FICO 687, 0X30 since inception, $20K equity in the subject, and $14K residual income."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock provided expired on xx and the loan closed on xx. No lock extension found."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	720
42815080	xx	xx			XX	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360		xx	xx		xx	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	682	44.203%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 10/XX/2024 shows that the subject mortgage was originated on xx No active judgments/liens have been found against the borrower/subject property. The first installment of county taxes for 2024 is paid in the amount of $3,472.95 on 12/XX/2024. No prior year’s delinquent taxes have been found.	According to payment history as of 10/XX/024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $1,588.55 (PITI) which was applied for the due date of 10/XX/024. The current P&I is $XX with an interest rate of 7.375%. The current UPB reflected as per the payment history is $xx	Collections Comments:Currently, the loan is performing. According to payment history as of 10/XX/024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The current UPB reflected is $xx No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. No foreclosure activity has been found. No post-close bankruptcy record has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.20%. The tape shows the lender omitted BWR2 REO property debt from the DTI calculation without supporting documents. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has been SE for 21.41 years as a XX with xx; BWR2 has 5.50 years on the job as a xx at xx, FICO 682, 0X30 since inception, and $XXK equity in the subject."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the first lien prohibited fees test. The following fees were included in the test: Processing Fee paid by Borrower: $700.00 Underwriting Fee paid by Borrower: $795.00" * Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD reflects cash to in the amount of $5,914.27."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	783	687
51071412	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.500%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	41.014%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/XX/2024, the subject mortgage originated on xx
There are 3 civil judgments found against the borrower in the total amount of $10,294.34 filed by different plaintiffs and recorded on 02/XX/2021, 08/XX/2021, and 08/XX/2023, which are prior to the subject mortgage.
There is a credit card judgment found against the borrower in favor of xx in the amount of $8,059.92, which was recorded on 05/XX/2021, which is prior to the subject mortgage.
The 2023 county annual taxes were paid in the amount of $1,589.48 on 01/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $2,941.80 which was applied for the due date of 10/XX/2024. The current monthly P&I is $XX with an interest rate of 9.500%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The current monthly P&I is $XX with an interest rate of 9.500%. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has been SE at xx for 7.33 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 41%. Tape shows an increased DTI of 56.81%. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is active. BWR has been SE at xx for 7.33 years, FICO 691, 0X30 since inception, and $XXK equity in the subject."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $8,495.00 Exceeds Fees threshold of $6,927.16 Over by +$1,567.84. The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,895.00
Mortgage Broker Fee paid by Borrower: $6,600.00

Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 9.961% exceeds APR threshold of 9.110% over by +0.851%. Subject loan is escrowed.

Loan fails qualified mortgage lending policy points and fees test due to Fees charged $8,495.00 Exceeds Fees threshold of $6,927.16 Over by +$1,567.84. The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,895.00
Mortgage Broker Fee paid by Borrower: $6,600.00"
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage APR threshold test due to APR calculated 9.961% exceeds APR threshold of 9.110% over by +0.851%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.961% exceeds APR threshold of 8.360% over by +1.601%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed qualified mortgage safe harbor threshold test APR Calculated 9.961% APR Threshold 8.360% Over By +1.601%. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			690	Not Applicable
73034525	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	761	Not Applicable	37.737%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/XX/2024, the subject mortgage was originated on xx
No active judgments or liens were found.
The 2023 county annual taxes were paid in the amount of $638.80 on 11/XX/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 9/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/2024. The last payment was received on 09/XX/2024 in the amount of $1,272.48 which was applied for the due date of 10/XX/2024. The current monthly P&I is $XX with an interest rate of 6.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/2024. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape, the property is investor occupied.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 37.73%. Tape shows employment misrepresentation as the BWR was not employed prior to closing. Further details were not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has 2 months on the job as a XX at xx, FICO 761, and $69K equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82873311	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	38.801%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/XX/2024, the subject mortgage was originated on xx.
No active liens and judgments have been found against borrower and property.
The annual county taxes for 2023 have been paid in the amount of $1,584.27 on 12/XX/2023.
No prior year delinquent taxes have been found.
According to the payment history as of 10/XX/2024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the next due date for payment is 11/XX/024. The P&I is $XX and PITI is $3,258.81. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the nexxt due date for payment is 11/XX/024. The P&I is $XX and PITI is $3,258.81. The UPB reflected as per the payment history is $XX.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 7 months on the job as a program XX at xx. BWR has prior employment exxperience with xx. between 2/XX/2016 and 8/XX/022 for 6.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows subject is NOO as BWR maintained prior resided and rented subject property. Further details not provided. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed SSPL Document date test. Loan originator received Initial application on xx. SSPL Document Date is xx which is more than 3 Business days from the Initial application date xx."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Loan program disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 41.481%. Tape shows subject is NOO as BWR misrep of occupancy causing lender to omit BWR primary housing in DTI. Further details are not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has 7 months on the job as a program XX at xx. BWR has prior employment experience with xx. between 2/XX/2016 and 8/XX/022 for 6.41 years., FICO 745, 0X30 since inception, and $29K equity in the subject."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit on final CD. Initial CD dated 3/XX/2023 reflects Lender credits at $1,019.03. The final CD dated 3/XX/2023 reflects Lender credits at $537.82. This is a decrease of $481.21 for the fee, which has 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case, originated on xx, and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36961403	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.500%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	725	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/XX/2024, the subject mortgage originated on 09/XX/2023 and was recorded on xx.
No active judgments or liens have been found.
The annual county taxes for 2024 were due on 12/XX/2024 in the amount of $800.40.
No prior year’s delinquent taxes have been found.	According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 10/XX/2024. The last payment was received on 09/XX/2024 in the amount of $1,081.05, which was applied for the due date of 09/XX/2024. The current monthly P&I is $XXith an interest rate of 9.500%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 10/XX/2024. The last payment was received on 09/XX/2024 in the amount of $1,081.05, which was applied for the due date of 09/XX/2024. The current monthly P&I is $XXith an interest rate of 9.500%. The current UPB reflected as per the payment history is $XX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00%. Net operative income is $18,000.00, and annual payments (debt service) are $23,970.96. DSCR ratio is 0.75%."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan approved using DSCR was repurchased as the BWR makes lump sum payments every 3 months. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77903961	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.875%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	666	43.964%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 10/XX/024, the subject mortgage was originated on xx.
No active judgments or liens found
The annual county taxes for 2023 were paid in the amount of $3,002.90 on 4/XX/2024.
As per the updated title report, no prior-year taxes are delinquent.
According to the review of payment history as of 10/XX/024, the borrower is current with the loan, and the next due date of payment is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $1,631.41, which applied for 10/XX/024. The current P&I is $XX with an interest rate of 7.875%. The UPB as of the date mentioned in the updated payment history is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the review of payment history as of 10/XX/024, the borrower is current with the loan, and the nexxt due date of payment is 11/XX/024. The current P&I is $XX with an interest rate of 7.875%. The UPB as of the date mentioned in the updated payment history is $XX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan did not meet the 7-year seasoning period requirement for the prior foreclosure history of the BWR. The subject loan was originated on xx. BWR#2 has seven months on the job as a sales XX at xx, FICO 666, 0X30 since inception, and $XXK equity in the subject."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75998632	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	749	Not Applicable	49.740%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/XX/2024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The 3rd, and 4th installments of county taxes for 2025 are due in the total amount of $787.98 on 01/XX/2025 and 03/XX/2025.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of $790.58 on 08/XX/2024 and 10/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 10/XX/024, the borrower is current with the loan, and the next due date is 11/XX/2024. The last payment was received on 10/XX/2024 in the amount of $2,514.59 which was applied for the due date of 10/XX/2024. The current monthly P&I is $XX with an interest rate of 7.990%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/024, the borrower is current with the loan, and the nexxt due date is 11/XX/2024. The current UPB reflected as per the payment history is $XX.
CCs do not show any damage.
No foreclosure activity has been found.
The occupancy of the subject property is owner-occupied.
BWR has been SE for 30 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows estimated value at $xx. Current UPB $xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.70%. Tape shows BWR had an undisclosed liability. Further details were not provided. Borrower defect. Subject loan was originated on 12/XX/2023, and the 3-year SOL is active. BWR has been SE for 30 years at xx FICO 749, 0X30 since inception, and $80,739 equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98039382	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$894.08	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	40.540%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/2024, the subject mortgage was originated on 08/XX/2024 and recorded on xx”.
There is one junior mortgage against the subject property originated on xx in favor of “xx” in the amount of $xx  which was recorded on xx.
The first and second installments of county taxes for 2024-2025 are due in the amount of  $4,641.8 on 12/XX/2024 and 4/XX/2025.
The first and second installments of county taxes for 2022/2023 have been delinquent total in the amount of $867.08, which were payable on 10/XX/2024.
According to the payment history as of 10/XX/024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the next due date for payment is 11/XX/024. The P&I is $XX and PITI is $1,892.86. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the nexxt due date for payment is 11/XX/024. The P&I is $XX and PITI is $1,892.86. The UPB reflected as per the payment history is $XX.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 4.08 years on the job as a national admission at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "ComplianceEase exception failed the reimbursement amount validation test. due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $186.00 and HOA Certification Fee at $650.00 . CD dated 08/XX/2024 reflects Points - Loan Discount Fee at $950.52 and HOA Certification Fee at $790.00. This is an increase in fee of +$904.52 for charges that cannot increase. Valid COC for the increase in fee is available. Subject loan is purchase case, originated on 8/XX/2024 and the 1 year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $7,344.52 exceeds fees threshold of $6,731.78 over by +$612.74.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,095.00
Mortgage Broker Fee (Indirect) $5,299.00
Points - Loan Discount Fee paid by Borrower: $950.52

Loan fails qualified mortgage lending policy points and fees test due to fees charged $7,344.52 exceeds fees threshold of $6,731.78 over by +$612.74.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,095.00
Mortgage Broker Fee (Indirect) $5,299.00
Points - Loan Discount Fee paid by Borrower: $950.52"
* Loan does not conform to program guidelines (Lvl 3)     "The tape defect category shows the loan was funded on xx and the 1st payment date is xx."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the subject condo project is no longer on FNMA approved list. A review of the appraisal report and loan file did not reveal any defect or issue with the condo project. Further details were not provided. xx search shows an estimated value of $xx. Current UPB is $XXK."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 8/XX/2024. Notary's signature date on the mortgage/deed of trust is 8/XX/2024. Note date is 08/XX/2024."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69439417	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Secondary	Yes	Yes	Yes	817	Not Applicable	49.648%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 10/XX/2024 shows that the subject mortgage was originated on xx”.
There is prior renewed judgment active against the borrower “xx” in favor of “xx” which was recorded on 11/XX/2019. The renewed judgment was re-recorded on 01/XX/2020 with the amount $6,999.34.
The annual county taxes for the year 2023 have been paid in the amount of $3,431.88 on 11/XX/2023.
No prior year delinquent taxes have been found.
According to the payment history as of 10/XX/024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the next due date for payment is 11/XX/024. The P&I is $XX and PITI is $2,095.62. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the nexxt due date for payment is 11/XX/024. The P&I is $XX and PITI is $2,095.62. The UPB reflected as per the payment history is $XX.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 16.33 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows that the loan has failed maximum points and fee calculations. Infinity CE result shows that loan has failed GSE (Fannie Mae public guidelines) and qualified mortgage lending policy points and fees test Further details were not provided."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $9,724.54 exceeds fees threshold of $7,510.44 over by +$2,214.10.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $4,234.59.
Points - Loan Discount Fee paid by Borrower: $5,489.95."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $9,724.54 exceeds fees threshold of $7,510.44 over by +$2,214.10.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $4,234.59.
Points - Loan Discount Fee paid by Borrower: $5,489.95."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx reflects points - loan discount fee at $5,303.00. Final CD dated xx reflects points - loan discount fee at $5,489.95.
Loan estimate dated xx does not reflect mortgage broker fee. Final CD dated xx reflects mortgage broker fee at $4,234.59.
																																																																																								This is an increase in fee of $4,421.54 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx, and the 1-year SOL is expired."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13242328	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	743	49.521%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/2024, the subject mortgage was originated on xx”. No active liens and judgments have been found against borrower and property. The first, second and third installments of county taxes for 2024 are due in the amount of $7,180.07. No prior year delinquent taxes have been found.	According to the payment history as of 10/XX/2024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the next due date for payment is 11/XX/024. The P&I is $XX and PITI is $5,693.68. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the nexxt due date for payment is 11/XX/024. The P&I is $XX and PITI is $5,693.68. The UPB reflected as per the payment history is $XX.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
The appraisal report dated 01/XX/024, located at “xx” is as is. The appraisal shows the subject property needs multiple interior and exxterior repairs, including but not limited to interior doors that are missing, one of the bathrooms being incomplete, and some missing drywall and lighting/plumbing fixxtures. The estimated cost to cure the repairs is $25,000. Updated 1004D dated 06/XX/2024 shows that one of the two unfinished bathrooms has been completed. Revised 1004D is required. CCs do not show damage. No comments have been found regarding repair completion.
BWR has been SE for 5 years at xx.
BWR2 has 7.50 years on the job as a  xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report dated 01/XX/024 shows that the subject is as is. The appraisal shows that there are no interior doors, two bathrooms are incomplete, and some are missing drywall and lighting/plumbing fixtures. The estimated cost to cure the repairs is $25,000. Updated 1004D dated 06/XX/2024 shows that one of the two unfinished bathrooms has been completed. XX shows property is overgrown and has tarp on part of the roof. Revised 1004D is not in file, and the final CD does not reflect the escrow holdback amount."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx reflects loan origination fee at $7,250.00. Final CD dated xx reflects loan origination fee at $7,665.50.
Loan estimate dated xx reflects appraisal fee at $775.00. Final CD dated xx reflects appraisal fee at $900.00.
This is a cumulative increase in fee of $540.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a refinance case, originated on xx and the SOL is 3 years."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/DU report is missing from the loan documents. Post closing LP is available at xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.52%. The tape shows instability of the borrower's income. BWR defect. Further details were not provided. The subject loan was originated on xx, and the 3-year SOL is active. BWR has been SE for 5 years at xx. BWR2 has 7.50 years on the job as a XX with xx., FICO 743, and $387K equity in the subject."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$25,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13581117	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.625%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	763	44.529%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/XX/2024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $9,344.25 on 02/XX/2024 and 07/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/2024. The last payment was received on 09/XX/2024 in the amount of $530.85 which was applied for the due date of 10/XX/2024. The current monthly P&I is $XXith an interest rate of 7.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/2024. The current UPB reflected as per the payment history is $XX
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the comment dated 9/XX/2024, the FEMA disaster was declared for severe storms, straight-line winds, tornadoes, and flooding on 9/XX/2024. CCs do not show damage due to FEMA disaster.
BWR has been SE for 14.41 years at xx.
BWR2 has 1.33 years on the job as a xxt with xx. BWR2 has prior employment exxperience as a dental assistant with xx between 01/XX/2004 and 09/XX/2022 for 19.83 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Transmittal (1008)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal in the loan file is as is. The photo addendum of the appraisal report shows the front stairs have a crack. It needs to be repaired. The 1004D completion report is missing from the loan documents. Final CD does not reflect any escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan was approved at 43.02%. Tape shows BWR has insufficient income. Revised DTI is 50.20%. Further details not provided. BWR1 has been SE for 14.41 years at xx., BWR2 has 1.33 years on the job as a xx t with xx , FICO 734, 0X30 since inception, $XXK equity in the subject, and $1,705 residual income."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "1008 is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73226648	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	633	Not Applicable	44.409%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 10/XX/2024 shows that the subject mortgage originated on xx”
There is a prior mortgage against the subject property in the amount of $xx in favor of “xx,” which was originated on xx and recorded on xx with book/page #xx.
There is a prior credit card judgment against the borrower in favor of “xx.” that was recorded on xx.
There is a prior hospital lien against the borrower in the amount of $xx in favor of “xx” which was recorded on xx.
There is a transcript of judgment against the prior owner in the amount of $5,649.50 in favor of “xx” which was recorded on xx.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $1,813.08.
No prior year’s delinquent taxes have been found.

According to payment history as of 10/XX/024, the borrower is current with the loan, and the next due date is 10/XX/024. The last payment was received on 9/XX/024 in the amount of PITI $1,189.82. The current P&I is $XXith an interest rate of 6.375%. The current UPB per the payment history tape data is $xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of 10/XX/024, the borrower is current with the loan, and the nexxt due date is 10/XX/024. The current UPB per the payment history tape data is $139,041.27.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest servicing comments. CCs do not show any damage.
BWR has 1.58 years on the job as a caregiver with xx. BWR has prior employment exxperience as a caregiver with xx for 5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the loan was not insured by the FHA. The appraisal was more than 120 days old at closing and expired at closing. The appraisal update is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $XXK. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. CD dated xx reflects Appraisal Re-Inspection Fee at $250.00. This is an increase in fee of $250.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx. Initial LE dated 9/XX/2023 reflects Lender Credit at $202.14,  Final CD dated xx reflects Lender at $0.00 This is decrease of $202.14 for fee which has 0% tolerance test.

Loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on 09/XX/2023, 09/XX/2023 and 09/XX/2023. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26335497	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	764	744	49.387%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/2024, the subject mortgage was originated on xx.
There is a UCC lien found against the subject property in favor of “xx”, which recorded xx. The supporting document does not reflect the lien amount.
The first installment of county taxes for the year 2024 is paid on 6/XX/024 in the amount of $1,753.11.
The second installment of county taxes for the year 2024 is due on 12/XX/024 in the amount of $1,753.11.
No prior year’s delinquent taxes have been found.
According to the payment history as of 10/XX/024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the next due date for payment is 11/XX/024. The P&I is $XX and PITI is $2,259.64. The UPB reflected as per the payment history is $xx. The principal curtailment payment was posted on 3/XX/2024 in the amount of $500.00.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the nexxt due date for payment is 11/XX/024. The P&I is $XX and PITI is $2,259.64. The UPB reflected as per the payment history is $XX.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR1 has been SE and working as a taxxi driver for 3.50 years.
BWR2 has been SE and working as a truck driver for 2.08 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.38%. Tape shows BWR has insufficient income. Further details not provided. Lender defect. Subject loan originated on xx, and the 3-year SOL is active. BWR1 has been SE and working as a taxi driver for 3.50 years, BWR2 has been SE and working as a truck driver for 2.08 years, FICO 764, 0X30 since inception, and $XXK equity in the subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XX search shows the subject valued at $xx. Current UPB is $XXK."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $1,751.00. CD dated 1/XX/2024 reflects A Points - Loan Discount Fee at $4,581.80. This is an increase in fee of $2,830.80 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95111501	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	683	683	46.869%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/2024, the subject mortgage was originated on xx.
There is a junior mortgage that was originated on 4/XX/2024 and recorded on 4/XX/2024 with the lender “xx” for the amount of $xx.
The first and second installments of county taxes for 2024-2025 are due in the amount of $5,297.28.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 10/XX/2024, the borrower is current with the loan and the next due date is 11/XX/024. The last payment was received on 9/XX/2024 in the amount of $3,028.02 which was applied to the due date of 10/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 6.375%.

Collections Comments:The loan is currently performing and the nexxt due date is 11/XX/024.
The last payment was received on 09/XX/2024 in the amount of $3,028.02 which was applied to the due date of 10/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
The appraisal report in the loan file is as is, and the photo addendum reflects the rear side wall needs to be painted. The appraisal report does not reflect the cost of completing the work. CCs do not show damage.
BWR has 3.33 years on the job as an ambulatory care coordinator with xx.
BWR 2 has 9 months on the job as a labor with xx. BWR2 has prior employment exxperience as a labor with xx07/XX/2013 and 06/XX/2023 for 9.91 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 46.86%. Tape shows the BWRs income is insufficient. Further details not provided. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active. BWR has 3.33 years on the job as an ambulatory care coordinator with xx. BWR2 has 9 months on the job as a labor with xx. BWR2 has prior employment experience as xxfor 9.91 years, FICO 683, 0X30 since inception and $28k equity in the subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is, and the photo addendum reflects the rear side wall needs to be painted. The appraisal report does not reflect the cost of completing the work. The 1004D report is missing from the loan documents. Also, the final CD does not reflect any holdback."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to Fees charged $12,663.00 exceeds Fees threshold of $11,059.94 over by +$1,603.06.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,095.00
Mortgage Broker Fee (Indirect) $7,578.00
Points - Loan Discount Fee paid by Borrower: $3,990.00.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged $12,663.00 exceeds Fees threshold of $11,059.94 over by +$1,603.06.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,095.00
Mortgage Broker Fee (Indirect) $7,578.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $3,990.00."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case; the final closing disclosure dated xx reflects cash to the borrower in the amount of $4,314.02."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 04/XX/2024. Notary's signature date on the mortgage/deed of trust is 04/XX/2024. Note date is 04/XX/2024."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81713229	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	801	781	31.160%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/XX/2024, the subject mortgage originated on xx.
No active judgment or lien were found.
The first installment of county taxes for 2024-2025 was paid in the amount of $931.13.
The second installment of county taxes for 2024-2025 was due in the amount of $931.13.
No prior year’s delinquent taxes have been found.	According to the payment history as of 10/XX/2024, the borrower is current with the loan and the next due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $2604.89 (PITI) which was applied to the due date of 10/XX/024. The P&I is $XX and the interest rate is 8.5%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan and the nexxt due date is 11/XX/024. The current UPB is $XX.
No evidence of bankruptcy and foreclosure has been found. No evidence of damage or repair has been found.
BWR has 1.33 years on the job as a project XX with xx. BWR has prior employment exxperience as a XX of creative services with xx between 09/XX/2016 and 06/XX/2022, for 7.50 years.
BWR2 has 1.66 years on the job as a XX II with xx. BWR2 has prior employment xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan fail points and fees test. Further details not provided. Infinity compliance result shows the loan failed the safe harbor threshold test."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,190.63 exceeds fees threshold of $6,677.41 Over by +$1,513.22.
The below fees were included in the test
Administration Fee paid by Borrower: $795.00
Points - Loan Discount Fee paid by Borrower: $6,895.63
Processing Fee paid by Borrower: $500.00

Loan fails QM lending policy points and fees test due to fees charged $8,190.63 exceeds fees threshold of $6,677.41 Over by +$1,513.22.
The below fees were included in the test
Administration Fee paid by Borrower: $795.00
Points - Loan Discount Fee paid by Borrower: $6,895.63
																																																																																							Processing Fee paid by Borrower: $500.00"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.048% exceeds APR threshold of 8.400% over by +0.648%. Subject loan is escrowed."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79509237	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	775	810	38.396%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/2024, the subject mortgage originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 are due on 12/XX/2024 and 4/XX/2025 in the total amount of $5,462.40.
(931-835-13.0200)
The first and second installments of county taxes for 2024 are due on 12/XX/2024 and 4/XX/2025 in the total amount of $334.06.
(931-835-13.0100)
The first and second installments of county taxes for 2024 are due on 12/XX/2024 and 4/XX/2025 in the total amount of $110.02.
No prior year’s delinquent taxes have been found.	According to payment history as of 10/XX/024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $2,894.21 which was applied for the due date of 10/XX/024. The current P&I is $XX with an interest rate of 6.625%. The current UPB reflected as per the payment history is $xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of 10/XX/024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The current UPB reflected as per the payment history is $XX.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest servicing comments. CCs do not show any damage.
BWR 1 has 6.75 years on the job as an insurance agent with xx.
BWR 2 has 7.67 years on the job as a behavioral-interventionist with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount and date. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 02/XX/2024 does not reflect Mortgage Broker Fee. Final CD dated xx reflects Mortgage Broker Fee at $4,520.00. This is an increase in fee of +$4,520.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is Purchase case, originated on xx and the 1 year SOL is active.

TRID violation due to decrease in lender credit on Closing Disclosure dated xx. Initial CD dated xx reflects lender credit at $4,691.56. Final CD dated xx reflects lender credit at $4,126.56. This is decrease of -$565.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows condo does not meet Fannie Mac project requirements as the dwelling coverage of $1M in the master insurance policy is not 100% of the replacement cost value of $5M. Further details not provided."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46753902	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	49.045%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/XX/2024, the subject mortgage originated on xx. No active judgments or liens were found. The first and second installments of county taxes for 2023-2024 have been due in the total amount of $10,837.74 on 12/XX/2024 and 4/XX/2025. The first and second installments of county taxes for 2023 and 2024 supplemental have been due in the total amount of $2,605.00 on 12/XX/2024 and 4/XX/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/XX/024, the borrower is current with the loan, and the next due date is 11/XX/2024. The last payment was received on 10/XX/024 in the amount of $6,764.27, which was applied for the due date of 10/XX/024. The current P&I is $XX with an interest rate of 6.750%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/024, the borrower is current with the loan, and the nexxt due date is 11/XX/2024. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR has 4 years on the job as a XX with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49%. Tape shows BWR has insufficient income. Further details not provided. Lender defect. Subject loan originated on 3/XX/024, and the 3-year SOL is active. BWR has 4 years on the job as a xx, FICO 732, 0X30 since inception, and $48K equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount and date. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 02/XX/2024 reflects the sum of Section C fees and Recording fee at $160.00. CD dated 03/XX/2024 reflects the sum of Section C and Recording fee at $385.00. This is a cumulative increase of $209.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on 03/XX/2024, and the 1-year SOL is active."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			764	Not Applicable
48195765	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	738	33.562%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. The first, second, and third installments of county taxes for 2024 were due in the amount of $1958.33. No prior year’s delinquent taxes have been found.	According to payment history as of 10/XX/024, the borrower is current with the loan, and the next due date is 11/XX/2024. The last payment was received on 10/XX/2024 in the amount of $2,131.36 (PITI), which was applied for the due date of 10/XX/024. The current P&I is $XX with an interest rate of 6.990%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 10/XX/024, the borrower is current with the loan, and the nexxt due date is 11/XX/2024. The last payment was received on 10/XX/2024 in the amount of $2,131.36 (PITI), which was applied for the due date of 10/XX/024. The current P&I is $XX with an interest rate of 6.990%. The current UPB reflected as per the payment history is $XX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

BWR1 has 25.25 years on the job as a heavy equipment operator at xx.
BWR2 has 7.33 years on the job as a hook tender at xx.
BWR3 has 7.33 years on the job as an administrative assistant at xx.
BWR4 employment details are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $9,324.00 exceeds fees threshold of $7,637.98 over by +$1,686.02.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,095.00
Mortgage Broker Fee (Indirect) $5,850.00
Points - Loan Discount Fee paid by Borrower: $2,379.0"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx reflects Appraisal Fee at $800.00. Final CD dated xx reflects Appraisal Fee at $810.00.
Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. Final CD dated xx reflects Appraisal Re-Inspection Fee at $175.00.
This is an increase in fee of $185.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx, and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $9,324.00 exceeds fees threshold of $7,637.98 over by +$1,686.02.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,095.00
Mortgage Broker Fee (Indirect) $5,850.00
Points - Loan Discount Fee paid by Borrower: $2,379.0"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows collateral deficiencies. A review of the appraisal report and loan file did not reveal any defect or issue. Further details not provided."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	732	Not Applicable
16629761	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	48.537%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/XX/2024, the subject mortgage originated on xx.
No active judgment and liens have been found.
Annual combined taxes for 2023 were paid in the amount of $2,784.88 on 1/XX/2024.
Annual utility taxes for 2023 were paid in the amount of $912.74 on 1/XX/024
Annual utility taxes for 2024 are due on 2/XX/025 in the amount of $867.30.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 10/XX/024. The last payment was received on 9/XX/2024, in the amount of PITI $1,567.54, which was applied for the due date of 09/XX/2024. The current P&I is $XXand the rate of interest is 6.625%. The UPB is $xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 10/XX/024. The UPB is $xx
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest servicing comments. CCs do not show any damage.
BWR has 9.33 years on the job as a general XX at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows seller contribution exceeded guideline limit. The LTV is 95%. FCD reflects a seller credit of $7,000 and the sales price of $157,000. IPC goes to 4.45%, which exceeds the conventional IPC limit of 3%."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24876742	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	664	793	38.936%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/XX/2024, the subject mortgage originated on 05/XX/2019 and was recorded on 06/XX/2019 in the amount of $xx in favor of MERS as nominee for XX
There are 2 civil judgments found against the borrower in favor of XX and XX in the total amount of $71,199.56, which were recorded on 10/XX/2023 and 11/XX/2023.
The 1st and 2nd installments of county taxes for 2024 are due in the total amount of $XXon 04/XX/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/2024. The last payment was received on 09/XX/2024 in the amount of $3,690.71, which was applied for the due date of 10/XX/2024. The current monthly P&I is $XX with an interest rate of 4.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/2024. The current UPB reflected as per the payment history is $XX.
As per the servicing comment dated 07/XX/2023, the reason for default is unemployment.
The foreclosure was initiated in 2024 with the loan. The foreclosure complaint was filed on 03/XX/2024 in favor of XX with case# XX, which was recorded on 03/XX/2024. As per servicing comments dated 08/XX/2024, the foreclosure sale was scheduled for 08/XX/2024. As per the notice of rescission of notice of default, the foreclosure case has been cancelled on 08/XX/2024.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per the servicing comment dated 08/XX/2024, the subject property is occupied by unknown.
No information has been found related to a natural disaster.
As per the servicing comment dated 07/XX/2023, the borrower’s income has been impacted due to the COVID-19 pandemic.
xx
Foreclosure Comments:The foreclosure was initiated in 2024 with the loan. The notice of lis pendens located atxx
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 38.93%. Tape shows BWR has insufficient income. Further details not provided. Lender defect. Subject loan originated on 5/XX/2019, and the 3-year SOL is expired. BWR1 has been SE for 29 years at the XX; BWR2 receives SSI and retirement income, FICO 664, and $123K equity in the subject."
* Homeowner's Counseling disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.
																																																																																								Settlement services provider list is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48529628	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	798	43.131%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/2024, the subject mortgage was originated on 10/XX/2023 and recorded on 10/XX/2023 in the amount of $xx with MERS as nominee for XX No active judgments or liens have been found. The first and second installments of county taxes for 2023-2024 were paid in the amount of $7289.82. No prior year’s delinquent taxes have been found.	According to payment history as of 10/XX/024, the borrower is current with the loan, and the next due date is 10/XX/024. The last payment was received on 9/XX/2024 in the amount of $4,060.00 (PITI), which was applied for the due date of 9/XX/024. The current P&I is $XX with an interest rate of 7.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 10/XX/024, the borrower is current with the loan, and the nexxt due date is 10/XX/024. The last payment was received on 9/XX/2024 in the amount of $4,060.00 (PITI), which was applied for the due date of 9/XX/024. The current P&I is $XX with an interest rate of 7.875%. The current UPB reflected as per the payment history is $XX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR1 receives pension and social security income.
BWR2 receives pension and social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape and appraisal report show that the comparables selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXK. Comp #4 with a sales price of $XXK, is closest to the subject property. xx search shows an estimated value of $XXK. Current UPB is $XXK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	772	792
13381137	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Not Applicable	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.500%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	13.242%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/2024, the subject mortgage was originated on 5/XX/2024 and recorded on 5/XX/2024 with the lender MERS as nomine for xx for the amount of $xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2024 are due in the amount of $89,401.20 on 1/XX/2025.
The annual combined taxes for 2023 were paid in the amount of $67,795.66.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 10/XX/2024, the borrower is current with the loan and the next due date is 10/XX/024. The last payment was received on 9/XX/2024 in the amount of $21,292.11 which was applied to the due date of 9/XX/024. The unpaid principal balance is $xx. The current P&I is $XX1 and the interest rate is 8.500%.

Collections Comments:The loan is currently performing and the nexxt due date is 10/XX/024.
The last payment was received on 09/XX/2024 in the amount of $21,292.11 which was applied to the due date of 9/XX/024. The unpaid principal balance is $XX06.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on Closing Disclosure dated 5/XX/2024. Revised LE dated 5/XX/2024 reflects lender credit at $63,000.00. Final CD dated 05/XX/2024 reflects lender credit at $55,382.34. This is decrease of $7,617.66 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows excessive NSF funds on 12 banks statement program. Review of file shows BWR has 55 NSFs over 12 month period. Lender excluded over $2M of $10M in deposits related to NSF and other exclusions and used 50% ratio. Subject closed at 13.24%.
																																																																																							Further details were not provided. The subject loan originated on 5/XX/2024, and the 3-year SOL is active. BWR has been SE for 8.33 years at XX FICO 709, and $2,264,250.00 equity in the subject."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1361873	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	650	641	49.038%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/2024, the subject mortgage was originated on 7/XX/2024 with the lender, MERS as nominee for xx in the amount of $xxwhich was recorded on 7/XX/2024.
There are seven child support liens in the total amount of $71,405.06 in favor of different plaintiffs recorded on different dates. The SSN provided on the lien document is not consistent with subject borrower's SSN.
Annual combined taxes for the year 2024 are due on 1/XX/2025 in the amount of $8,575.59.
Annual combined taxes for the year 2023 were paid on 12/XX/2023 in the amount of $8,940.17.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/XX/024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $2,769.56 (PITI), which was applied for the due date of 10/XX/024. The current P&I is $XX with an interest rate of 7.375%. The current UPB reflected as per payment history is $xx
Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 10/XX/024, the borrower is current with the loan and the nexxt due date is 11/XX/024. The current UPB reflected as per payment history is $XX.
No evidence of damage or repair was found.
BWR has 2.50 years on the job as a taxx XX at xx
BWR2 employment details are not available.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 49%. Tape and file show departing lease agreement in file may not be valid. Excluding rental income the revised DTI is 68%. Further details not provided. Lender defect. Subject loan originated 7/XX/24 and the 3 year SOL is active. BWR has 2.5 years asxx FICO 641, $65K equity."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61467937	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	686	48.478%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/2024, the subject mortgage was originated on 06/XX/2024 and recorded on 06/XX/2024 in the amount of $XX with MERS as nominee for XX
There is a state tax lien against XX in the favor of the State of Illinois Department of Revenue in the amount of $1,183.80 recorded on 3/XX/2016.The SSN# mentioned on supportive document is inconsistent with borrower's SSN#.
There is one prior state tax lien against the borrower XX in the favor of the State of Illinois Department of Revenue in the amount of $49.00 recorded on 6/XX/024. The SSN# is not mentioned on supportive document.
The first installment of county taxes for 2023 has been paid in the amount of $4,765.99 on 02/XX/2024.
The second installment of county taxes for 2023 has been paid in the amount of $4,124.55 on 07/XX/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of 10/XX/2024, the borrower is current with the loan and the next due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $6,174.18 (PITI) which was applied for the due date of 10/XX/024. The current P&I is $XX with an interest rate of 7.125%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The loan is performing.
According to payment history as of 10/XX/2024, the borrower current with the loan and the nexxt due date is 11/XX/024. The current UPB is $XX.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows the gift amount incorrectly used on AUS and reflecting more assets than documented. Review of loan file shows gift funds in the amount of $53,500 and $5000.00.
																																																																																							The donor’s bank statement and source of funds for $5000.00 (EMD) and gift letter for $53,500 are in the loan file. AUS shows gift funds in the amount of $53,500.00. Total available assets per DU of $114,185.42 and down payment of $21,330.00. Further details were not provided. The subject loan originated on 6/XX/2024, and the 3-year SOL is active. BWR1 has 2.41 years on the job as a data product XX at xx and BWR2 has 3.41 years on the job as a xx FICO 686, and $2K equity in the subject."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated 06/XX/2024 reflects cash to in the amount of $11,719.68."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6696311	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.500%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	729	729	26.621%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/XX/2024, the subject mortgage originated on 8/XX/2020 and was recorded on 9/XX/020 in the amount of $xx with xxwith instrument # 4447 / 460.
No active judgment or lien has been found.
Parcel # xx
The first and second county installment of county taxes for the year 2024 are due in the total amount of $834.69 on 10/XX/2024 and 3/XX/025.
Parcel # xx
The first and second installments of county taxes for the year 2024 are due in the total amount of $48.71 on 10/XX/2024 and 3/XX/025.
Parcel # xx
The first and second installments of county taxes for the year 2024 are due in the total amount of $53.94 on 10/XX/2024 and 3/XX/025.
No prior year’s tax details have been found.
The latest payment history is missing from the loan file. According to payment history tape data as of 8/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/024. The last transaction details are not available. The current P&I is $XXith an interest rate of 3.50%. The current UPB per the payment history tape data is $xx	Collections Comments:The current status of the loan is performing.
The latest payment history is missing from the loan file. According to payment history tape data as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The current P&I is $XXith an interest rate of 3.50%. The current UPB per the payment history tape data is $xx
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
No evidence related to occupancy and current condition of the subject property has been found in the loan file.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Right of Rescission	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and review of the loan file show that the subject loan originated as rate and term refinance. Tape and file show that a mortgage against XX was paid off at closing in the amount of $XXK. Correct refinance should be C/O, and the LTV exceeds Freddie Mac LTV eligibility for cash out. Further details were not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed to the land.
According to the appraisal report dated 10/XX/2019, the subject property type is a XX. As per the affidavit of affixation located at (Ln#XX.pdf pg#21), the manufactured home is permanently affixed with the serial # XX. The MH rider is located at "LXX pg#25""
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17651426	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	649	687	38.988%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/XX/2024, the subject mortgage originated on 01/XX/2023 and was recorded on 02/XX/2023 in the amount of $XX in favor of MERS as nominee for XX
There are 2 code enforcement liens found against the subject property in favor of the city of XX law department, water revenue bureau, in the total amount of $4,266.3, which were recorded on 01/XX/2017 and 07/XX/2018.
There are 2 prior civil judgments found against the borrower xx in the total amount of $481.44 filed by different plaintiffs and recorded on 08/XX/2002 and 01/XX/2012, respectively.
The annual city taxes for 2024 were paid in the amount of $877.68 on 03/XX/2024.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of 8/XX/2024, the borrower is current with the loan, and the next due date is 9/XX/024. We are unable to determine the last payment received, the current P&I and interest rate. The current UPB reflected as per the payment history tape data is $xx	Collections Comments:The loan is performing. According to payment history tape data as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 9/XX/024. The current UPB is $XX. No details have been found for bankruptcy and foreclosure. No details have been found for damage or repairs. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance failing for state regulations. PA license validation test. In the state of PA, the lender is licensed under state ID #xx as per the NMLS web site."
* LE/CD Issue date test Fail (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan was not sold to the agency within the required 6-month age delivery period. Further details were not provided."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 8.714% exceeds APR threshold of 8.270% over by +0.444%. Subject loan is escrowed.

Loan fails GSE (Freddie Mac public guidelines) QM APR test due to APR calculated 8.714% exceeds APR threshold of 8.2170% over by +0.444%."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $512,667.12. Calculated Finance charge is $529,374.82 for an under disclosed amount of -$16,707.70. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. The subject loan is a purchase, originated on 1/XX/2023 and the 1-year SOL has expired.

Loan failed TILA APR test due to APR calculated 8.511% exceeds APR threshold 8.714% over by -0.203%. The subject loan is a purchase, originated on 1/XX/2023 and the 1-year SOL has expired.

Loan failed TRID Total of Payments Test due to Calculated Total of Payment of $825,875.32 exceeds Disclosed Total of Payment of $843,102.52 over by -$17,227.20. The subject loan is a purchase, originated on 1/XX/2023 and the 1-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.714% exceeds APR threshold of 7.520% over by +1.194%.The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.714% exceeds APR threshold of 7.520% over by +1.194%. Subject loan is escrowed."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	564	727
88989811	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	Yes	731	Not Applicable	38.860%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/2024, the subject mortgage was originated on 06/XX/2023 in the amount of xx with the lender,xx, which was recorded on 07/XX/2023.
There is a prior mortgage that originated on 7/XX/1988 and was recorded on 7/XX/1988 in the amount of $xx in favor of "xx".
The annual county taxes for 2023 were paid in the amount of $3,127.98 on 11/XX/2023.
No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of 8/XX/2024, the borrower is current with the loan, and the next due date is 10/XX/024. Details of the last payment received, the current P&I, and the rate of interest are not available. The UPB is $xx	Collections Comments:The current status of the loan is performing.
As per the review of tape data of payment history as of 8/XX/2024, the borrower is current with the loan, and the nexxt due date is 10/XX/024. Details of the last payment received, the current P&I, and the rate of interest are not available. The UPB is $xx
No foreclosure activity has been found in the loan files.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found in the loan files.
The subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Note	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan is NOO and was approved at 38.860%. The tape shows the lender did not verify the continuation of a 2-year SE income history. Further details were not provided. Lender defect. The subject loan was originated on 6/XX/2023, and the 3-year SOL is active. BWR has 7 months on the job as a xx FICO 731, and $59K equity in the subject."
																																																																																						* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is not available in the loan file. Also, the loan was not modified."	* Application Missing (Lvl 3) "Final 1003 is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60065172	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$6,359.08	XX	XX	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	44.478%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/2024, the subject mortgage was originated on 10/XX/2022 with the lender “MERS as nominee for xx” in the amount of $xx, which was recorded on 11/XX/2022.
No active liens and judgments have been found against borrower and property.
The first installments of county taxes for 2023-2024 are paid total in the amount of $15,720.51.
The second installment of county taxes for 2023 has been delinquent in the amount of $6,359.08 which are payable through 11/XX/2024.
The annual utilities/MUD taxes for 2024 have been delinquent in the amount of $1,039.03 which is payable through 11/XX/2024.	According to the payment history as of 11/XX/024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the next due date for payment is 11/XX/024. The P&I is $XX and PITI is $6,378.64. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/XX/024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the nexxt due date for payment is 11/XX/024. The P&I is $XX and PITI is $6,378.64. The UPB reflected as per the payment history is $XX.
As per servicing comment dated 4/XX/2024, borrower was unaware he was delinquent, he has been making payments of a previous amount of $5357.40, borrower was unaware that his payment has been increased, this caused his account to fall behind.
As per comment dated 9/XX/024, the subject property is owner occupied.
No evidence has been found regarding bankruptcy.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per comment dated 9/XX/024, the foreclosure was initiated on 9/XX/024. As per comment dated 9/XX/2024, the FC was closed on 9/XX/2024 due to loan reinstatement.
xx.
Foreclosure Comments:xx, the FC was closed on 9/XX/2024 due to loan reinstatement.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows Repurchase from FHLMC due to the borrower crossing 120-day delinquent threshold during renovation period and 6x30 overall."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Cash out purchase (Lvl 2) "Subject loan is purchase case. Final CD reflects cash to BWR in the amount of $48,820.63."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/XX/2022 does not reflect mortgage broker fee and rate lock fee. Final CD dated 10/XX/2022 reflects mortgage broker fee at $10,003.08 and rate lock fee at $1,602.53. This is a cumulative increase in fee of $11,605.61 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on final CD dated 10/XX/2022. Initial CD dated 10/XX/2022 reflects non-specific lender credit at $2,245.78. Final CD dated 10/XX/2022 reflects non-specific lender credit at $2,206.66. This is decrease of -$39.12 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
Subject loan is purchase case, originated on 10/XX/2022 and 1-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.478%, the borrower income is $17,000 and total expenses are in the amount of $7561.29 and the loan was underwritten by LP (xx) and its recommendation is accept with a DTI of 44.478%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66342902	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	806	759	47.952%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/XX/2024, the subject mortgage originated on 03/XX/2024 and was recorded on 03/XX/2024 in the amount of $xx in favor of MERS as nominee for XX
No active judgments or liens were found.
The annual county taxes for 2024 are due in the amount of $2,163.54 on 11/XX/2024.
The annual county taxes for 2023 were paid in the amount of $1,677.68 on 11/XX/2023.
No prior year’s delinquent taxes have been found.
As per the payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $3,894.66. The current P&I is $XX with an interest rate of 5.375%. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
As per the payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $3,894.66. The current UPB is $XX.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No evidence related to the occupancy and current condition of the subject property has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 1/XX/2024 reflects appraisal fee at $560.00. Final CD dated 3/XX/024 reflects appraisal fee at $735.00. This is an increase of $175.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 2/XX/2024 and the SOL is 1 year is active."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan was approved at 47.95%. Tape shows income miscalculation. Revised DTI is 49.88%. BWR1 has 3.33 years on the job as xx; BWR2 has 3 months on the job as aXX; FICO 759, $31K equity in the subject, and $4,549 residual income."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS from the time of closing is missing from the loan documents. Post-closure LP report is available at XX"
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Revised Loan Estimate is missing (Lvl 3) "DT reflects revised LE dated 2/XX/2024 and 2/XX/2024 are missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 3/XX/024. Notary's signature date on the deed of trust is 3/XX/024. Note date is 2/XX/2024."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10983839	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$4,531.40	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	33.358%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/XX/2024, the subject mortgage was originated on 2/XX/022 and recorded on 2/XX/2022 with the lender MERS as nominee for XX for the amount of $xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2024 are due in the amount of $4,331.38.
The first and second installments of supplemental county taxes for 2021 and 2022 are delinquent in the total amount of $4,531.40, which are good through 10/XX/2024.
The water/sewer charges for 2024 are delinquent in the amount of $545.75, which are good through 10/XX/2024.
According to the latest payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 10/XX/024. The last payment was received on 8/XX/2024 in the amount of $2,210.84 which was applied to the due date of 9/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 3.990%.
PH shows the bulk payments that were made in May 2024 in the amount of $8,031.77. As per the collection comment dated 4/XX/2024, these are borrower-made payments.	Collections Comments:The loan is currently performing and the nexxt due date is 10/XX/024.
The last payment was received on 8/XX/2024 in the amount of $2,210.84 which was applied to the due date of 9/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 2/XX/2024, the subject property is owner occupied.
As per the comment dated 9/XX/2023, the borrower’s income was impacted by Covid-19 pandemic. FB plans ran and were exxtended several times from 9/XX/023 to 5/XX/024.
As per the comment dated 9/XX/2023, the subject property is located in the FEMA disaster area.
No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 33.35%. Tape shows income could not be verified. Further details not provided. Lender defect. The subject loan originated on 2/XX/022, and the 3-year SOL is active. BWR has 2.41 years on the job as a xx FICO 477, and $34K equity in the subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is subject to repair as the water heater needs to be double strapped. The cost to cure is estimated at $100. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows mortgage history does not match servicing note or pay history. Servicing notes reflects numerous delinquencies. According to the latest payment history as of 9/XX/2024, the borrower is current with the loan, and the next due date is 10/XX/024. The unpaid principal balance is $3XX	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.  Loan estimate dated 01/XX/2022 does not reflect Points - Loan Discount Fee. Final CD dated 02/XX/2022 reflects Points-Loan Discount Fee at $962.00. Loan estimate dated 01/XX/2022 reflects Appraisal Fee: $650.00. CD dated 02/XX/2022 reflects Loan Origination Fee: $750.00 Loan estimate dated 01/XX/2022 reflects Credit Report Fee $50.00. CD dated 02/XX/2022 reflects Credit Report Fee $63.00 This is a cumulative increase in fee of $1,075.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is Purchase case, originated on 2/XX/022 and the 1 year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12880336	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	48.382%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 11/XX/024, the subject mortgage was originated on 6/XX/024 in the amount of $XX with MERS as nominee for XXC, and it was recorded on 6/XX/024. No active judgments or liens found The annual combined taxes for 2023 were paid on 11/XX/2023 in the amount of $4,420.37. The annual combined taxes for 2024 are due on 12/XX/2024 in the amount of $4,420.37. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 10/XX/2024, the borrower is current with the loan and the next due date of payment is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $1,493.94 which applied for 10/XX/024. The current P&I is $XX with an interest rate of 7.125%. The UPB is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing. According to the review of payment history as of 10/XX/024, the borrower is current with the loan and the nexxt due date of payment is 11/XX/024. The current P&I is $XX with an interest rate of 7.125%. The UPB is $xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the seller's tape, the subject property is owner-occupied. BWR has 8 months on the job as head of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "The final CD dated 6/XX/024 reflects an interest rate of 5.125%, and the original note reflects an interest rate of 7.125%."
* Compliance Testing (Lvl 3)     "The tape shows the loan failed the QM points and fees test due to the inclusion of a buydown fee, and seller credit was not provided. Infinity CE result has failed the QM point and fee test. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 04/XX/2024 does not reflect points - loan discount fee. Final CD dated 06/XX/2024 reflects points - loan discount fee at $1,530.00.
Loan estimate dated 04/XX/2024 does not reflect buydown fees. Final CD dated 06/XX/2024 reflects buydown fees at $4,219.20.
This is a cumulative increase in fee of $5,749.20 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 6/XX/024 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $7,294.20 exceeds fees threshold of $5,131.75 over by +$2,162.45.
The below fees were included in the test:
Buydown fees paid by Borrower: $4,219.20
Points - Loan Discount Fee paid by Borrower: $1,530.00
Processing Fee paid by Borrower: $550.00
Underwriting Fee paid by Borrower: $995.00.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $7,294.20 exceeds fees threshold of $5,131.75 over by +$2,162.45.
The following fees were included in the test:
Buydown fees paid by Borrower: $4,219.20
Points - Loan Discount Fee paid by Borrower: $1,530.00
Processing Fee paid by Borrower: $550.00
																																																																																							Underwriting Fee paid by Borrower: $995.00."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36453022	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	43.103%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/2024, the subject mortgage was originated on 7/XX/2024 with the lender MERS as nominee for XXin the amount of $XX, which was recorded on 7/XX/2024.
No active judgments or liens have been found.
The annual county taxes for 2024 are due in the amount of $1,117.61 on 03/XX/2025.
The annual county taxes for 2023 are paid in the amount of $1,025.60 on 11/XX/2023.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/XX/2024, the borrower is current with the loan and the next due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $1,589.20 (PITI), which was applied for the due date of 10/XX/024. The current P&I is $XX with an interest rate of 6.875%. The current UPB reflected as per payment history is $xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The current UPB reflected as per payment history is $XX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
As per the collection comment dated 9/XX/2024, the subject property is located in a disaster area that was declared for xxdamages.
No comments have been found stating the borrower’s income was impacted by Covid-19.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape show the subject loan LTV of 89.13% exceeds the limit of 75% LTV for a limited review condo project. Further details not provided. xx search shows an estimated value of $XXK. Current UPB $XXK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19957729	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	592	Not Applicable	39.443%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/XX/2024, the subject mortgage was originated on 11/XX/2023 and was recorded on 11/XX/2023 in the amount of $XX in favor of MERS as nominee for XX
No active judgments or liens were found.
The annual combined taxes for 2024 are due in the amount of $5,208.23 on 01/XX/2025.
The annual combined taxes for 2023 were paid in the amount of $1,221.96 on 12/XX/2023.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $3,199.07, which was applied for the due date of 10/XX/024. The current P&I is $XX with an interest rate of 6.625%. The current UPB reflected as per payment history is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The current UPB reflected as per payment history is $XX.
The loan has not been modified since origination.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per the seller's tape data, the subject property was occupied by the owner.
As per the collection comment dated 7/XX/2024, the disaster impact mail was received on 7/XX/2024. CCs do not show any damage.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance Right of Rescission	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The FHA mortgage insurance certificate is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "The tape shows the subject loan is not insurable by the FHA as the certificate of occupancy could not be obtained, and a LOE for the office of the County of xx states that a certificate of occupancy for the subject condo project could not be issued as the project is located in the unincorporated areas of XX County. 1004D showing repairs are completed is available in the loan documents. Further details not provided. XX search shows an estimated value of $XXK. Current UPB $XXK."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan documents."		* Application Date after Transaction Date (Lvl 1) "The final application is electronically signed by the borrower on 11/XX/2023, which is after the note date of 11/XX/2023."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70003930	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	46.146%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/024, the subject mortgage was originated on 1/XX/023 with the lender MERS as nominee for XX in the amount of $XX, which was recorded on 1/XX/2023.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been due in the amount of $9,803.47 on 12/XX/2024 and 4/XX/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $5,802.83 (PITI), which was applied for the due date of 10/XX/024. The current P&I is $XX with an interest rate of 6.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of loan is performing.
According to payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The current UPB reflected as per the payment history is $XX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
As per servicing comment dated 4/XX/2024, the subject property has been affected by natural disaster.
No comments have been found stating the borrower’s income was impacted by Covid-19.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.14%. Tape shows asset misrepresentation. Tape also shows lender did not obtain VOE prior to closing. Further details were not provided. BWR defect. The subject loan originated on 1/XX/023, and the 3-year SOL is active. BWR has 1 month on the job as xx FICO 796, 0X30 since inception, and $57K equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57074607	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.312%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	45.505%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 11/XX/024, the subject mortgage was originated on 04/XX/2023 and recorded on 04/XX/2023 in the amount of $XX in favor of XX
No active judgments or liens have been found.
The annual county taxes for 2024 are due in the total amount of $7,648.23 on 12/XX/2024 and 4/XX/2025 respectively.
The second installment of supplemental county taxes for 2023 have been paid in the amount of $3,824.12 on 11/XX/2024.
According to the payment history as of 11/XX/2024, the borrower is current with the loan. The next due date is 1/XX/025. The last payment was received on 11/XX/024 in the amount of $2,504.72 which was applied for the due date of 12/XX/024. The current P&I is $XX and the interest rate is 5.312%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/XX/2024, the borrower is current with the loan. The nexxt due date is 1/XX/025. The current UPB is $XX.
No bankruptcy and foreclosure evidence has been found.
Unable to confirm the current occupancy of the subject property.
The appraisal report in the loan file is as is; the improvement section shows the interior paint and flooring need to be repaired. The estimated cost to cure is not available in the loan file. CCs do not show damage. No evidence has been found regarding repair completion.
xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject loan was approved as OO. Tape shows property is NOO as the property was listed for rent. Further details not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the improvement section shows the interior paint and flooring need to be repaired and smoke and carbon monoxide alarms need to be installed. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to Fees charged $12,520.00 exceeds Fees threshold of $10,358.91 over by +$2,161.09.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $10,830.00
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $995.00.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged $12,520.00 exceeds Fees threshold of $10,358.91 over by +$2,161.09.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $10,830.00
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $995.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 45.51%. Tape shows subject was determined to be NOO, causing lender to omit BWR primary housing expense. Further details are not provided. Further details not provided. BWR defect. The subject loan originated on 4/XX/2023, and the 3-year SOL is active. BWR has been SE for 9.25 years at xx, FICO 697, 0X30 since inception, and $26K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 03/XX/2023 does not reflect Points - Loan Discount Fee. Final CD dated 04/XX/2023 reflects Points - Loan Discount Fee at $10,830.00. This is an increase in fee of +$10,830.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is Purchase case, originated on 04/XX/2023 and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38995778	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	803	777	33.068%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/024, the subject mortgage was originated on 06/XX/2024 and recorded on 06/XX/2024 in the amount of $XX with MERS as nominee for XX
There is a prior civil judgment found against the subject borrower in favor of XX in the amount of $XX, which was recorded on 3/XX/2015.
The combined annual tax for 2024 has been due in the amount of $5,509.57 on 1/XX/025.
The combined annual tax for 2023 has been paid in the amount of $5,567.07 on 11/XX/023.
No prior year’s delinquent taxes have been found.
According to payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $4,711.70 (PITI), which was applied for the due date of 10/XX/024. The current P&I is $XX with an interest rate of 6.990%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 10/XX/2024, the borrower is current with the loan and the nexxt due date is 11/XX/024. The current UPB is $XX.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows loan failed the QM points and fees test due to the borrower paying a temporary buydown, and seller credit was not provided. Infinity CE result also failed the QM point and fees test. Further details were not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date test prior to consummation due to the revised loan estimate delivery date is less than seven business days before the consummation date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan estimate dated 05/XX/2024 does not reflect Points - Loan Discount Fee. Final CD dated 06/XX/2024 reflects Points - Loan Discount Fee at $1,664.00.
Loan estimate dated 05/XX/2024 does not reflect Buydown Payment. Final CD dated 06/XX/2024 reflects Buydown Payment at $4,773.00.
This is a cumulative increase in fee of $6,437.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on 06/XX/2024, and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to Fees charged $22,300.60 exceeds Fees threshold of $17,782.62 over by +$4,517.98.
The below fees were included in the test:
Application Fee paid by Borrower: $1,340.00
Buydown Payment paid by Borrower: $4,773.00
Mortgage Broker Fee (Indirect) $14,523.60
Points - Loan Discount Fee paid by Borrower: $1,664.00.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged $22,300.60 exceeds Fees threshold of $17,782.62 over by +$4,517.98.
The below fees were included in the test:
Application Fee paid by Borrower: $1,340.00
Buydown Payment paid by Borrower: $4,773.00
Mortgage Broker Fee (Indirect) $14,523.60
Points - Loan Discount Fee paid by Borrower: $1,664.00."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "The buydown agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53656377	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	30.993%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/2024, the subject mortgage originated on 04/XX/2024 and was recorded on 04/XX/2024 in the amount of $XX with “MERS as nominee for XX”.
No active judgments or liens have been found.
The annual county taxes for 2024 were due in the amount of $XXon 11/XX/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $11,844.69, which was applied for the due date of 10/XX/024. The current P&I is $XX9 with an interest rate of 7.500%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $11,844.69, which was applied for the due date of 10/XX/024. The current P&I is $XX9 with an interest rate of 7.500%. The current UPB is $XX98.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the loan has failed the waiting period required test. Infinity compliance result also failed the revised closing disclosure delivery date test (waiting period required) as changes before consummation require a new waiting period. APR becomes inaccurate. Further detail not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8141116	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	49.177%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/XX/024 shows that the subject mortgage originated on 1/XX/2024 and was recorded on 1/XX/2024 in the amount of $XX in favor of “MERS as nominee forXX with instrument xx
There is a junior mortgage against the subject property in favor of “XX" It is in the amount of $10,000.00 and was recorded on 01/XX/2024 with instrument # 3xx
The 1st and 2nd installments of city taxes for 2024-25 have been paid in the total amount of $2,989.98 on 7/XX/2024 and 10/XX/2024.
The 3rd and 4th installments of city taxes for 2024-25 have been due in the total amount of $2,989.98 on 1/XX/2024 and 4/XX/2024.
No prior year’s delinquent taxes have been found.	As per the payment history as of 10/XX/2024 the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $4,756.96 with P&I of $3,811.31 with interest rate of 7.750%, which was applied for the due date of 10/XX/024. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
As per the payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The current UPB is $XX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Collection comment dated 4/XX/2024 shows disaster impact. Further details are not provided. CCs do not show any damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan is not salable to Rhode Island Housing as the loan fails TILA finance charge due to disclosed TILA finance of $905,969.66 is considered to be accurate as the calculated finance charge is $962,260.06. Infinity compliance result shows the subject loan passed the TILA finance charge test."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79163573	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	643	Not Applicable	56.953%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/XX/2024, the subject mortgage was originated on 03/XX/2024 and was recorded on 03/XX/2024 in the amount of $XX in favor of MERS as nominee for XX No active judgments or liens were found. The 1st installment of town taxes for 2025 was paid in the amount of $1,469.49 on 10/XX/2024. The 2nd installment of town taxes for 2025 is due in the amount of $1,469.49 on 05/XX/2025. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 9/XX/2024 in the amount of $1,758.10, which was applied for the due date of 10/XX/024. The current P&I is $XX with an interest rate of 6.50%. The current UPB reflected as per payment history is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The current UPB reflected as per payment history is $XX.
The loan has not been modified since origination.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is not insurable by the FHA as the new credit report was pulled for the BWR, invalidating the AUS recommendation for the loan. Further details not provided." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			648	Not Applicable
79010493	xx	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	757	Not Applicable	37.346%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/024, the subject mortgage was originated on 9/XX/022 and recorded on 9/XX/022 in the amount of $XX in favor of XX
There is a mechanics lien active against the subject borrower in the amount of $7,887.00 in favor of “XX” which was recorded on 12/XX/2023.
The annual combined taxes for 2024 are due in the amount of $4,914.79 on 1/XX/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of 10/XX/2024, the borrower is current with the loan. The next due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $7,709.95 which was applied for the due date of 10/XX/024. The current P&I is $XX and the interest rate is 9.375%. The current UPB is $xx. PH shows large principal curtailment was made on 1/XX/2024 in the amount of $42,437.23. As per the collection comment dated 1/XX/2024, this is a BWR payment.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of 10/XX/2024, the borrower is current with the loan. The nexxt due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $7,709.95 which was applied for the due date of 10/XX/024. The current P&I is $XX and the interest rate is 9.375%. The current UPB is $XX.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated 8/XX/2024, the subject property is owner occupied.
Appraisal report is as is, and the improvement section and photo addendum show wood rot around exxterior window frames and corners of siding. Estimated cost to cure is $1,000.00. As per the collection comment dated 12/XX/022, the subject property had multiple damages due to water on 9/XX/2022. The actual loss amount is unable to be determined. Two loss draft checks were received in the total amount of $232,346.06 on 2/XX/023 and 4/XX/2023 respectively. No comments have been found regarding repair completion.
 xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, and the improvement section and photo addendum show wood rot around exterior window frames and corners of siding. Estimated cost to cure is $1,000. The 1004D report is missing from the loan documents, and the final CD does not reflect escrow holdback."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows missing documentation owing property free/clear. There is a mechanics lien on title. According to the updated title report dated 11/XX/024, there is a mechanics lien active against the subject borrower in the amount of $7,887.00 in favor of XX” which was recorded on 12/XX/2023. The mechanics lien holder initiated foreclosure by filing notice of lis pendens on 4/XX/2024."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $1,589,076.47. Calculated finance charge is $1,591,478.98 for an under disclosed amount of -$2,402.51."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.560% exceeds APR threshold of 7.700% over by +1.860%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).   Loan failed Qualified Mortgage APR Threshold test due to calculated APR 9.523% exceeds APR threshold of 7.450% over by +2.073%.  Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.523% exceeds APR threshold of 6.700% over by +2.823%. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84982318	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.000%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	781	7.756%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/2024, the subject mortgage was originated on 05/XX/2021 and recorded on 05/XX/2021 in the amount of $XX with MERS as nominee for XX
There is one junior mortgage against the subject property originated on 09/XX/2023 in favor of the XX in the amount of $XX which was recorded on 09/XX/2023.
The first and second installments of county taxes for the year 2024-25 are due in the amount of $32,283.80 on 12/XX/2024 and 4/XX/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $11,648.45 (PITI), which was applied for the due date of 10/XX/024. The current P&I is $XX with an interest rate of 3.000%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The current UPB reflected as per the payment history is $XX45.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied
No comments have been found stating the borrower’s income was impacted by Covid-19.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Initial LE Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows an audit by a third-party review revealed errors related to timing and delivery test for LE or CD issued for the subject loan. Infinity compliance review initial CD is missing and loan did not fail any delivery and timing tests for LE or CD. Further details not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance ease TRID tolerance test is incomplete due to initial LE is missing from loan documents. Subject loan is refinance, originated on 5/XX/021 and 3 years SOL has expired."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59422740	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	795	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/024, the subject mortgage was originated on 2/XX/2024 and recorded on 2/XX/2024 in the amount of $XX with “XX
No active liens and judgments have been found against borrower and property.
The first and second installments of county/city taxes for 2024 are due total in the amount of $6,244.21 on 1/XX/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of 10/XX/024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the next due date for payment is 11/XX/024. The P&I is $XX and PITI is $1,889.52. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the nexxt due date for payment is 11/XX/024. The P&I is $XX and PITI is $1,889.52. The UPB reflected as per the payment history is $XX.
As per comment dated 6/XX/024, the subject property is non-owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The subject loan closed with DSCR, and employment details are not available.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97191234	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.375%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	754	43.350%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/024, the subject mortgage was originated on 12/XX/2021 and recorded on 01/XX/2022 in the amount of $xx with “MERS as nominee for xx No active liens and judgments have been found against borrower and property. The first and second installments of county taxes for 2024/2025 are due total in the amount of $15,271.50. No prior year delinquent taxes have been found.	According to the payment history as of 10/XX/2024, the borrower is current with the loan. The last payment was received on 10/XX/2024, which was applied for the due date of 11/XX/024 and the next due date for payment is 12/XX/024. The P&I is $XX and PITI is $7,295.38. The UPB reflected as per the payment history is $1,127,663.10. The borrower made additional principal payment on each transaction total in the amount of $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan. The last payment was received on 10/XX/2024, which was applied for the due date of 11/XX/024 and the nexxt due date for payment is 12/XX/024. The P&I is $XX and PITI is $7,295.38. The UPB reflected as per the payment history is $XX10.
As per comment dated 5/XX/024, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. The improvement and the photo addendum show the subject exterior has minor cracks that need to be repaired. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount. xx search reflects an estimated value of $xx. The current UPB is $xx." * Compliance Testing (Lvl 3) "The tape shows compliance CD errors. Further details were not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	760	795
62459049	xx	xx			XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.990%	360		xx	xx		xx	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	641	Not Applicable	31.087%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 11/XX/024, the subject mortgage was originated on 4/XX/2024 with the lender MERS as nominee for XX in the amount of $2XX which was recorded on 04/XX/2024. No active judgments or liens have been found. Annual county taxes for 2024 are due in the amount of $2,360.57. Annual county taxes for 2023 are paid in the amount of $2636.43.	According to payment history as of 10/XX/2024, the borrower is current with loan and the next due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $1,809.86 (PITI) which was applied for the due date of 10/XX/2024. The current P&I is $XX with an interest rate of 7.990%. The current UPB reflected as per the payment history is $xx	Collections Comments:The loan is currently performing. According to payment history as of 10/XX/2024, the borrower is current with loan and the nexxt due date is 11/XX/024. The current UPB reflected as per the payment history is $XX. No comments have been found for bankruptcy and foreclosure. The subject property is non owner occupied. The loan has not been modified since origination. No details pertaining to the damage to the subject property have been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan did not meet the 12-month seasoning requirement for cash-out refinance. Further details were not provided. Per appraisal, significant improvements have been made to subject property." * Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	652	Not Applicable
32835943	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	755	757	31.196%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/XX/2024, the subject mortgage was originated on 07/XX/2024 and was recorded on 07/XX/2024 in the amount of $XX in favor of MERS as nominee for XX No active judgments or liens were found. The 2024 county annual taxes are due in the amount of $1,001.78 on 12/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/2024. The last payment was received on 10/XX/2024 in the amount of $703.45, which was applied for the due date of 10/XX/2024. The current monthly P&I is $XXith an interest rate of 7.375%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/2024. The current UPB reflected as per the payment history is $XX
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
xx
 As per the tape data, the subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the photo addendum shows floor tile in the hall is cracked and damaged. 1004D is missing from loan documents. xx search shows estimated value at $xx. Current UPB $xx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the Kansas license validation test."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan approved at an LTV of 97% exceeds the LTV threshold of 95% for a manufactured home. The property type of SFR detached submitted in the AUS was incorrect. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at XX full file Page #216, the subject property is a manufactured home. The affidavit of affixation document available in loan files located at Ln#XX Page#26 reflects that the home is affixed permanently to the land with VIN/serial no. # XX"		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	748	747
90046745	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	784	Not Applicable	50.000%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/XX/2024, the subject mortgage originated on 03/XX/2024 and was recorded on 03/XX/2024 in the amount of $XX in favor of Mers as nominee forXX
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 were due in the amount of $7,598.50 on 12/XX/2024 and 5/XX/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $3,687.23 (PITI) and was applied to the due date of 10/XX/024. The monthly P&I is $XX, and the interest rate is 7.500%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $3,687.23 (PITI) and was applied to the due date of 10/XX/024. The monthly P&I is $XX, and the interest rate is 7.500%. The current UPB is $XX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per seller's tape data, the subject property is owner occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 50%. Tape shows income miscalculation over other mortgage payment and omitted child support and spousal support payments and the revised DTI is 76.143%. Lender defect. Further details were not provided. The subject loan was originated on 03/XX/024, and the 3-year SOL is active. BWR has 3 months on the job as a xx, FICO 784, 0X30 since inception, $30k equity in the subject and $2,683.91 residual income."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Kansas license validation test as the Kansas K.S.A. 9-2201 requires that mortgage lien loans with a closing date on or after July 1, 2017 must be made under a Kansas Mortgage Company license. The Office of the State Bank Commissioner of Kansas has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a Kansas Supervised Lender license."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79214175	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	3.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	36.978%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 11/XX/2024, the subject mortgage originated on 03/XX/2021 and was recorded on 03/XX/2021 in the amount of $XX in favor of MERS as nominee for XX
There is a state tax lien against the BWR "XX" in the amount of $3,518.77 in favor of "XXwhich was recorded on 4/XX/024.
The first and second installments of combined taxes for 2024/2025 were due in the amount of $9,001.81 on 12/XX/2024 and 04/XX/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of 11/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/023. The last payment was received on 10/XX/024 in the amount of $3,981.49 (PITI) and was applied to the due date of 10/XX/024. The monthly P&I is $XX, and the interest rate is 3.125%. The current UPB is $xx
The PH dated 10/XX/2024 shows large payment in the amount of $53,966.06 and As per the comment dated 10/XX/2024, the payment deferral was approved for the borrower and the amount of $53,966.06 has been deferred.	Collections Comments:The current status of the loan is performing.
As per the review of tape data of payment history as of 9/XX/2024, the borrower is current with the loan and the nexxt due date is 11/XX/024. Details of the last payment received are not available. The current P&I is $XX, and the interest rate is 3.125%. The UPB is $xx.
The reason for default is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The comment dated 10/XX/2024 shows that the payment deferral was approved for the borrower in the amount of $53,966.06 and the deferral agreement is not available in the loan files.
Unable to determine the current occupancy status.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows property is NOO. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 36.97%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details are not provided. BWR defect. The subject loan originated on 3/XX/2021, and the 3-year SOL is expired. BWR has 3 months on the job as a txx BWR was previously SE for 4 years at xx FICO 759 and $96K equity in the subject."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47209979	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.500%	360	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	657	713	44.052%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 11/XX/024, the subject mortgage was originated on 9/XX/022 in the amount of $XX with MERS as nominee for XX, and it was recorded on 9/XX/2022. No active judgments or liens found The annual county taxes for 2023 were paid on 3/XX/2024 in the amount of $XX The annual county taxes for 2024 are due on 3/XX/2025 in the amount of $2,038.10. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 10/XX/2024, the borrower is current with the loan and the next due date of payment is 12/XX/024. The last payment was received on 10/XX/2024 in the amount of $1,362.70 which applied for 11/XX/024. The current P&I is $XX with an interest rate of 5.500%. The UPB as of the date mentioned in the updated payment history is $xx. ..	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the review of payment history as of 10/XX/2024, the borrower is current with the loan and the nexxt due date of payment is 12/XX/024. The current P&I is $XX with an interest rate of 5.500%. The UPB as of the date mentioned in the updated payment history is $XX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
The notice of commencement located at xx which was recorded on 4/XX/2024 shows roof replacement. As per the comment dated 5/XX/024, the property was damaged on 4/XX/2024 due to Hurricane xx and the claim has been filed. The estimated cost of repair is $48,500.00. The loss draft check has been issued on 4/XX/2024 in the amount of $48,500.00. As per the tape, post disaster inspection shows the repairs were completed and property is free from disaster related damages. No evidence has been found to determine whether the damage has been repaired or not from collection comment. Latest BPO is missing from loan file.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $7,347.00 exceeds fees threshold of $6,942.85 over by +$404.15.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $6,072.00
Processing Fee paid by Borrower: $900.00
Underwriting Fee paid by Borrower: $375.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $7,347.00 exceeds fees threshold of $6,942.85 over by +$404.15.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $6,072.00
Processing Fee paid by Borrower: $900.00
Underwriting Fee paid by Borrower: $375.00."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by borrower."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$48,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59286823	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	45.495%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/2024, the subject mortgage was originated on 11/XX/2022 and recorded on 12/XX/2022 in the amount of $XX with “MERS as nominee for XX
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $1,837.21 on 01/XX/2024.
The annual school taxes for 2024 were paid in the amount of $2,466.43 on 09/XX/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $1,209.40 which was applied for the due date of 10/XX/024. The current P&I is $XXith an interest rate of 6.125%. The current UPB reflected as per payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The current UPB reflected as per payment history is $XX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the EMD and large deposits were not properly sourced. Further details were not provided. BWR has 9 years on the job as a XX, FICO 684, 0X30 since inception and $42K equity in the subject."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.49%. Tape shows income miscalculation due to fluctuating earnings. Revised DTI is 48%. Further details not provided. Lender defect. The subject loan originated on 11/XX/2022, and the 3-year SOL is active. BWR has 9 years on the job as XX, FICO 684, $42K equity in the subject, 0X30 since inception and $1,444 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount and date. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 09/XX/2022 does not reflect Appraisal Fee. Final CD dated 11/XX/2022 reflects Appraisal Fee at $680.00. This is an increase in fee of +$680.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is Purchase case, originated on 11/XX/2022 and the 1 year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.49% as the borrower’s income is $2,931.07 and total expenses are in the amount of $1,333.48 and the loan was underwritten by XX and its recommendation is Accept/Eligible with a DTI of 45%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23352594	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	44.577%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 11/XX/2024, the subject mortgage was originated on 01/XX/2023 with MERS as nominee for XX in the amount of $XX, which was recorded on 1/XX/2023. No active judgments or liens have been found. The annual city taxes for 2024 were paid in the amount of $5,346.46 on 03/XX/2024. No prior year’s delinquent taxes have been found.	As per the payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/2024. The last payment was received on 10/XX/2024 in the amount of $2,290.87, which was applied for the due date of 10/XX/2024. The current P&I is $XX with an interest rate of 5.990%. The current UPB is $xx	Collections Comments:The current status of the loan is performing. As per the payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/2024. The current UPB is $XX. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. Unable to determine the current occupancy status. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows property is NOO. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved as OO at 44.57%. Tape shows subject was determined to be NOO, causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on 1/XX/2023, and the 3-year SOL is active. BWR has 3.83 years on the job as sXX, FICO 772, and $34K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the Pennsylvania license validation test."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance charge disclosed on final CD as $328,285.73. Calculated finance charge is $331,782.41 for an under disclosed amount of -$3,496.68. The subject loan is a purchase, originated on 1/XX/2023 and the 1-year SOL is expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	703	Not Applicable
95240821	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.875%	180	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	45.188%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/XX/2024, the subject mortgage originated on 05/XX/2023 and was recorded on 07/XX/2023 in the amount of $XXin favor of MERS as nominee for XX There is a civil judgment found against the prior borrower in favor of the clerk of the XX County traffic & parking violations agency in the amount of $105.00, which was recorded on 07/XX/2018. The first and second installments of combined taxes for 2023/2024 were paid in the total amount of $13,974.86 on 01/XX/2024 and 05/XX/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/2024. The last payment was received on 10/XX/2024 in the amount of $5,276.78 which was applied for the due date of 10/XX/2024. The current monthly P&I is $XX with an interest rate of 5.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/2024. The current UPB reflected as per the payment history is $XX.
The reason for default is not available in recent collection comments.
As per the collection comment dated 8/XX/2024, the borrower was approved for the TPP which started on 10/XX/024. Further details are not provided.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per the collection comment dated 10/XX/2024, the subject property was occupied by the owner. CCs do not show any damage.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed compliance ease delivery and timing test for revised CD dated 5/XX/2023. Document tracker is missing and 3 business days were added to get receipt date 5/XX/2023 which is after the consummation date 5/XX/2023."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 4/XX/2023 reflects mortgage broker fee at $10,220.00. Final CD dated 5/XX/2023 reflects mortgage broker fee at $10,384.48. This is an increase in fee of $164.48 for charges that cannot increase. Valid COC for the increase in fee is available; COC is not getting tested due to loan failing TRID delivery and timing test.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 4/XX/2023 reflects the sum of section C fees and recording fee at $560.00. Final CD dated 05/XX/2023 reflects the sum of section C and recording fee at $1,141.80. This is a cumulative increase of $525.80 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is available; COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is refinance case, originated on 05/XX/2023 and 3-year SOL is active."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.18%. Tape shows undisclosed debt opened prior to closing, and the revised DTI is 69.3%. Further details not provided. BWR defect. The subject loan originated on 5/XX/2023, and the 3-year SOL is active. BWR has been SE for 8.75 years at xx FICO 773, $353K equity in the subject, and $4,477 residual income."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	695	Not Applicable
77338244	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	32.802%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 11/XX/024, the subject mortgage was originated on 08/XX/2023 with the lender MERS as nominee for XX in the amount of $XX which was recorded on 08/XX/2023 .
No active judgments or liens have been found.
Annual combined taxes for the year 2023 are due in the amount of $6,868.55 .	According to the review of payment history as of 10/XX/2024, the borrower is current with the loan and the next due date of payment is 11/XX/024. The last payment was received on 9/XX/2024 in the amount of $3,495.66 which applied for 10/XX/024. The current P&I is $XX with an interest rate of 7.750%. The UPB as of the date mentioned in the updated payment history is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date of payment is 11/XX/024. The UPB as of the date mentioned in the updated payment history is $XX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 32.80%. Tape shows income miscalculation. The revised DTI is 56%. Further details not provided. Lender defect. The subject loan originated on 8/XX/2023, and the 3-year SOL is active. BWR has 1 week on the job as a xx BWR had multiple jobs in the past 2 years as a xx FICO 778, 0X30 since inspection, $21K equity in the subject, and $2,725 residual income."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58321284	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.375%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	47.746%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/024, the subject mortgage was originated on 11/XX/2023 and recorded on 11/XX/2023 with the lender MERS as nominee for XX for the amount of $XX There is a junior mortgage that was originated on 11/XX/2023 and recorded on 11/XX/2023 with the lender “XX The first and second installments of county taxes for 2023 were paid in the amount of $5,229.03. The first installment of county taxes for 2024 was paid in the amount of $10,803.99. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 9/XX/2024, the borrower is current with the loan and the next due date is 11/XX/024. The last payment was received on 9/XX/2024 in the amount of $1,399.68 which was applied to the due date of 10/XX/024. The unpaid principal balance is $xx. The current P&I is $XXnd the interest rate is 7.375%. PH shows a large payment of $5,598.72 in Apr-24. CC dated 4/XX/024 shows the same amount paid by BWR.	Collections Comments:The loan is currently performing and the nexxt due date is 11/XX/024.
The last payment was received on 9/XX/2024 in the amount of $1,399.68 which was applied to the due date of 10/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 4/XX/024, the subject property is owner occupied.
As per the comment dated 5/XX/2024, there is a credit dispute.
The reason for default is not available in recent collection comments.
No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape and appraisal report show the subject property with a C5 condition is not eligible for sale to FNMA, and post-close research indicated the property is under renovation and could not be completed till 12/2024. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents. Elevated for client review. Current UPB $XXK."	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to Fees charged $4,196.88 exceeds Fees threshold of $3,730.00 over by +$466.88.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,921.88
Processing Fee paid by Borrower: $900.00
Underwriting Fee paid by Borrower: $375.00.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged $4,196.88 exceeds Fees threshold of $3,730.00 over by +$466.88.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,921.88
Processing Fee paid by Borrower: $900.00
Underwriting Fee paid by Borrower: $375.00."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 07/XX/2023 does not reflect Counseling Fee. Final CD dated 11/XX/2023 reflects Counseling Fee at $99.00. This is an increase in fee of +$99.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on Closing Disclosure dated 11/XX/2023. Initial CD dated 09/XX/2023 reflects lender credit at $2,034.38. Final CD dated 11/XX/2023 reflects lender credit at $600.00. This is decrease of +1,434.38. for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

Subject loan is purchase case, originated on 11/XX/2023 and the 1 year SOL will expire on 11/XX/2024."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	620	Not Applicable
95143083	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	46.864%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 11/XX/024, the subject mortgage originated on 10/XX/2023 and was recorded on 11/XX/2023, in the amount of $XX in favor of MERS as nominee for XX
No active judgments or liens have been found.
The first installment of county taxes for 2024 is paid in the amount of $2,551.55 on 9/XX/2024.
The second installment of county taxes for 2024 is paid in the amount of $2,463.54.	According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $2,241.54 (PITI) and was applied to the due date of 10/XX/024. The monthly P&I is $XX, and the interest rate is 7.250%. The current UPB is $xx
Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $2,241.54 (PITI) and was applied to the due date of 10/XX/024. The monthly P&I is $XX, and the interest rate is 7.250%. The current UPB is $XX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the collection comment dated 9/XX/024, the subject property is owner occupied.
BWR receives social security and alimony income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $9,346.50 exceeds fees threshold of $7,244.12 over by +$2,102.38.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $8,196.50
Processing Fee paid by Borrower: $775.00
Underwriting Fee paid by Borrower: $375.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $9,346.50 exceeds fees threshold of $7,244.12 over by +$2,102.38.
The below fees were included in the test
Points - Loan Discount Fee paid by Borrower: $8,196.50
Processing Fee paid by Borrower: $775.00
Underwriting Fee paid by Borrower: $375.00."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.86%. Tape shows undisclosed debt opened prior to closing. Further details not provided. The revised DTI is 55%. BWR defect. The subject loan was originated on 10/XX/2023, and the 3-year SOL is active. BWR receives social security and alimony income, FICO 685, 0X30 since inception, $10K equity in the subject, and $2,218 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/XX/2023 reflects transfer taxes at $1,820.00. Final CD dated 10/XX/2023 reflects transfer taxes at $4,290.00. This is an increase in fee of $2,470.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is a purchase case, originated on 10/XX/2023 and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13720521	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	750	705	33.527%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/2024, the subject mortgage was originated on 10/XX/2023 and recorded on 10/XX/2023 in the amount of $XX with “XX
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of 10/XX/2024, the borrower is current with the loan. The next due date is 12/XX/024. The last payment was received on 10/XX/2024 in the amount of $2,808.88 which was applied for the due date of 11/XX/024. The current P&I is $XX and the interest rate is 7.990%. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan. The nexxt due date is 12/XX/024. The last payment was received on 10/XX/2024 in the amount of $2,808.88 which was applied for the due date of 11/XX/024. The current P&I is $XX and the interest rate is 7.990%. The current UPB is $XX.
No bankruptcy and foreclosure evidence has been found.
Unable to confirm the current occupancy of the subject property.
No damage or repairs have been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Origination Appraisal	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. xx search shows an estimated value of $XXK. Current UPB $XXK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.52%. Tape shows that BWR was not employed prior to closing. The revised DTI is 1257.95%. Further details are not provided. BWR defect. The subject loan was originated on 10/XX/2023, and the 3-year SOL is active. BWR has 11.33 years on the job as xx, and BWR2 has 4.50 years on the job as a xx with xx, FICO 705, and $82K equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $525,979.21. Calculated finance charge is $527,446.86 for an under disclosed amount of -$1,467.65.

																																																																																								TRID total of payment disclosed on final CD as $846,445.21. Calculated total of payments is $848,439.81 for an under disclosed amount of -$1,994.60. The disclosed total of payments of $848,207.81 is not considered accurate because it is understated by more than $100. Subject loan is purchase case, originated on 10/XX/2023 and 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62291365	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	704	44.829%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 11/XX/024, the subject mortgage was originated on 11/XX/023 with the lender XXC in the amount of $XX which was recorded on 11/XX/2023 .
No active judgments or liens have been found.
The annual school taxes for 2024 are due in the amount of $2,046.92 on 1/XX/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of 10/XX/2024, the borrower is current with the loan. The next due date is 12/XX/024. The last payment was received on 10/XX/2024 in the amount of $1,997.94 which was applied for the due date of 11/XX/024. The current P&I is $XX and the interest rate is 8.500%. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan. The nexxt due date is 12/XX/024. The last payment was received on 10/XX/2024 in the amount of $1,997.94 which was applied for the due date of 11/XX/024. The current P&I is $XX and the interest rate is 8.500%. The current UPB is $XX.
No bankruptcy and foreclosure evidence has been found.
Unable to confirm the current occupancy of the subject property.
No damage or repairs have been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows property is NOO. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved as OO at 44.82%. Tape shows subject was determined to be NOO, causing lender to omit BWR primary housing expense. Also, the OT income used for qualification is not supported. Further details are not provided. BWR defect. The subject loan originated on 11/XX/023, and the 3-year SOL is active. BWR has 3 months on the job as a XX at XX. BWR2 has 2 months on the job as a warehouse supervisor at XX, FICO 704, 0X30 since inception, and $11K equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11298435	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	43.102%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 11/XX/2024, the subject mortgage was originated on 01/XX/2024 with MERS as nominee for XX, in the amount of $XX, which was recorded on 01/XX/2024. There is a municipal lien against the subject property in favor ofXX, in the amount of $355.79, which was recorded on 10/XX/2024. The 1st, 2nd, and 3rd installments of county taxes for 2025 have been paid in the total amount of $908.61 on different dates. The 4th installment of county taxes for 2025 is due in the amount of $302.01 on 3/XX/025. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/XX/2024, the borrower is current with the loan and next due date is 11/XX/2024. The last payment was received on 10/XX/2024 in the amount of $2,194.46 which was applied for the due date of 10/XX/2024. The current P&I is $XX with an interest rate 6.625%. The UPB is $xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/2024. The UPB is $xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the tape and hybrid appraisal report dated 12/XX/023, located 3xx, the subject property has some deferred maintenance related to the flooring with normal wear and tear. The estimated cost to repair as per the appraisal is $100.00. CCs do not show any damages. No details have been found regarding completion of the repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape and hybrid appraisal report show that the subject property has some deferred maintenance related to the flooring with normal wear and tear. The estimated cost to repair as per the hybrid appraisal is $100. A full appraisal with interior and exterior inspection of the subject needs to be performed. 1004D is missing from the loan documents. Further details not provided. Elevated for client review."
* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows property is NOO. Further details not provided. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA Finance charge disclosed on final CD as $413,466.16. Calculated finance charge is $420,390.65 for an under disclosed amount of -$6,924.49. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

This loan has failed TILA APR Test, APR calculated 6.742% exceeds APR threshold of 6.910% over by -0.168%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in lender credit on final CD dated 01/XX/2024. Revised LE dated 12/XX/2023 reflects non-specific lender credit at $4,250.00. Final CD dated 01/XX/2024 does not reflect non-specific lender credit. This is decrease of +$348.04 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case that originated on 1/XX/024, and the 1-year SOL is active."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not hand signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved as OO at 43.10%. Tape shows subject was determined to be NOO, causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on 1/XX/024, and the 3-year SOL is active. BWR has 3.16 years on the job as xx, FICO 805, $57K equity in the subject." * Cash out purchase (Lvl 2) "Subject loan is purchase case and final CD reflects cash to BWR in the amount of $1,537.50."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$100.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73394352	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.875%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	762	Not Applicable	44.466%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/024, the subject mortgage was originated on 3/XX/2024 and recorded on 4/XX/024 in the amount of $XX with MERS as nominee for XX No active judgments or liens have been found. The first installment of county taxes for 2024 is due in the amount of $4,631.37 on 12/XX/2024. The second installment of county taxes for 2024 is due in the amount of $4,631.37 on 04/XX/2025. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 12/XX/024. The last payment was received on 10/XX/2024 in the amount of $10,585.14, which was applied for the due date of 11/XX/024. The current P&I is $XX with an interest rate of 6.875%. The current UPB reflected as per payment history is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 12/XX/024. The current UPB reflected as per payment history is $XX
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows gift funds used are from unapproved sources. The loan documents show a gift of $1.05 million from the trust funds of BWR's parent, which is not an acceptable source of gift funds. Also, the loan document includes receipts for an additional $XXK in gift funds from BWR's wife, taking the total gift funds verified at IOA $1,359,575. Bank statement in file shows $6,939.46; total verified assets of $1,566,514.46 satisfy the cash to close requirement of $1.5 million. Further details were not provided. The subject loan originated on 3/XX/2024. BWR has 3 years on the job as xx, FICO 762, 0X30 since inspection, and $1.5M equity in the subject."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated 03/XX/2024 reflects cash to in the amount of $2,293.19."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	745	Not Applicable
82003825	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	9.375%	240	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	36.183%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/024, the subject mortgage was originated on 4/XX/2024 and recorded on 4/XX/2024 with the lender MERS as nominee forXX for the amount of $XX
The prior mortgage was originated on 8/XX/020 and recorded on 8/XX/020 in the amount of $XX with XX
The first installment of county taxes for 2024 was paid in the amount of $4,452.47.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 10/XX/2024, the borrower is current with the loan and the next due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $462.00 which was applied to the due date of 10/XX/024. The unpaid principal balance is $xx. The current P&I is $XXnd the interest rate is 9.375%.

Collections Comments:The loan is currently performing and the nexxt due date is 11/XX/024.
The last payment was received on 10/XX/2024 in the amount of $462.00 which was applied to the due date of 10/XX/024. The unpaid principal balance is $XX
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 10/XX/2024, the reinstatement funds were received in the amount of $2,379.30.
As per the comment dated 10/XX/024, the reason for default is exxcessive obligation.
As per the comment dated 10/XX/024, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the Unrelated Transactional Fees Test. The below fees were included in the test:
Flood Certification - Single Charge or Life of Loan paid by Borrower: $5.00.

Loan failed the Lender Retained Fees Test. The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $187.50."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows early payment default. According to the latest payment history as of 10/XX/2024, the borrower is current with the loan and the next due date is 11/XX/024. The unpaid principal balance is $49,637.52."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9604818	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	12.000%	240	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	48.674%	First	Title Search	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/024, the subject mortgage was originated on 6/XX/2024 and recorded on 7/XX/024 with the lender MERS as nominee for XX for the amount of XX
The subject mortgage is originated as second lien position. As per the title search report located at “XX,” the prior mortgage was originated on 8/XX/2021 and recorded on 8/XX/2021 in the amount of $XX with theXX
The annual combined taxes for 2024 have been paid in the amount of $1,936.17.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 10/XX/024, the borrower is current with the loan and the next due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $660.66 which was applied to the due date of 10/XX/024. The unpaid principal balance is $xx. The current P&I is $XXnd the interest rate is 12.00%.
PH shows a large payment of $1,981.98 in Oct-24. CC dated 10/XX/024 shows the same amount paid by BWR.
Collections Comments:The loan is currently performing and the nexxt due date is 11/XX/024.
The last payment was received on 10/XX/024 in the amount of $660.66 which was applied to the due date of 10/XX/024. The unpaid principal balance is $XX
The reason for default is not available in recent collection comments.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 10/XX/024, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	4: Unacceptable	* Higher Price Mortgage Loan (Lvl 4) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 12.583% exceeds APR threshold of 10.100% over by +2.483%.
Subject loan originated on 6/XX/2024 and the 1 year affirmative defense period is open."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows as early payment default. According to the latest payment history as of 10/XX/024, the borrower is current with the loan and the next due date is 11/XX/024. The unpaid principal balance is $59,816.19."
* Missing proof of hazard insurance (Lvl 3)     "Evidence of hazard insurance is missing from the loan documents."
* Required Documentation Missing or Incomplete (Lvl 3) "GA rider is missing from the loan file."	* Compliance Testing (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 12.494% Exceeds APR threshold of 10.100% Over By +2.394%. Subject loan is non-escrowed."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47277104	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	785	Not Applicable	42.938%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/XX/024 shows that the subject mortgage originated on 5/XX/2023 and recorded on 05/XX/2023 in the amount of XX in favor of “MERS as nominee for XX
There is a prior child support lien against “XX” in favor of the “XX which was recorded on 10/XX/2017. The SSN# provided on supportive doc is inconsistent with the subject borrower SSN.
The first installment of county taxes for 2024-2025 is paid in the amount of $4,251.13 on 10/XX/024.
The second installment of county taxes for 2024-2025 is due in the amount of $4,251.13 on 4/XX/2025.
No prior year delinquent taxes have been found.
According to the payment history as of 10/XX/2024, the borrower is current with the loan. The last payment was received on 10/XX/2024, which was applied for the due date of 10/XX/024 and the next due date for payment is 11/XX/024. The P&I is $XX. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan. The last payment was received on 10/XX/2024, which was applied for the due date of 10/XX/024 and the nexxt due date for payment is 11/XX/024. The P&I is $XX. The UPB reflected as per the payment history is $XX.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Unable to determine current occupancy of the subject property.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and approved at 42.93%. Tape and file show BWR qualified with royalty income in the name of non-BWR spouse and the revised DTI is 72%. Further details not provided. Lender defect. The subject loan was originated on 05/XX/2023, and the 3-year SOL is expired. BWR has been SE for 5.58 years at XX, FICO 785, $104K equity in the subject, and $5,376 residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			786	Not Applicable
73000129	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.250%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	641	638	48.740%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 11/XX/024, the subject mortgage was originated on 08/XX/2024 and was recorded on 08/XX/2024 in the amount of $XX in favor of XX
No active judgments or liens have been found.
The annual other taxes for 2024 are due in the amount of $2,151.04 on 1/XX/2025.
The annual utilities/MUD charges for 2024 are delinquent in the amount of $4,826.72 which are good through 1/XX/2025.	According to the payment history as of 10/XX/024, the borrower is current with the loan. The next due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $4,644.61 which was applied for the due date of 10/XX/024. The current P&I is $XX and the interest rate is 6.250%. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/024, the borrower is current with the loan. The nexxt due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $4,644.61 which was applied for the due date of 10/XX/024. The current P&I is $XX and the interest rate is 6.250%. The current UPB is $XX.
No bankruptcy and foreclosure evidence has been found.
No damage or repairs have been found.
BWR has less than 1 month on the job as a senior demand planner at Integer. BWR has prior employment exxperience as a sourcing XX at xx between 5/XX/2021 and 8/XX/2024 for 3.16 years.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on Closing Disclosure dated 8/XX/2024. Revised CD dated 08/XX/2024 reflects lender credit at $10,115.03. Final CD dated 08/XX/2024 reflects lender credit at $9,372.03. This is decrease of $1,411.97 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on 08/XX/2024 and the 1-year SOL is active."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed compliance delivery and timing test for revised CD dated 8/XX/2024. Document tracker is missing and 3 business days were added to get the receipt date of 9/XX/024 which is after the consummation date of 8/XX/2024."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is uninsurable by the FHA as the subject loan does not meet the seasoning period requirements between the last transaction of the property and the subject loan. The review of the appraisal report shows the date of the prior transaction of the subject was 4/XX/2024 and the subject loan closed on 8/XX/2024. Further details not provided. xx search shows an estimated value of $XXK. Current UPB is $XXK."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63636322	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	5.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	672	629	45.282%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/2024, the subject mortgage was originated on 07/XX/2024 and recorded on 08/XX/2024 in the amount of $XX with “MERS as nominee for XX
No active judgments or liens have been found.
Combined annual county taxes for 2024 have been due in the amount of $1,491.63 on 12/XX/2024.
Combined annual taxes for 2023 have been paid in the amount of $1,462.52 on 01/XX/2024.
Combined annual taxes for 2023 have been paid in the amount of $1,586.80 on 01/XX/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $1,888.14, which was applied for the due date of 10/XX/024. The current P&I is $XX with an interest rate of 5.750%. The current UPB per PH is xx	Collections Comments:According to the servicing comments, the current status of the loan is in performing.
According to payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The current UPB is $XX.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 05/XX/2024 does not reflect Points - Loan Discount Fee. Final CD dated 07/XX/2024 reflects Points - Loan Discount Fee at $893.00. This is an increase in fee of +$893.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is Purchase case, originated on 7/XX/2024 and the 1 year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to Fees charged $6,817.00 exceeds Fees threshold of $6,233.52 over by +$583.48.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $5,924.00
Points - Loan Discount Fee paid by Borrower: $893.00.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged $6,817.00 exceeds Fees threshold of $6,233.52 over by +$583.48.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $5,924.00
Points - Loan Discount Fee paid by Borrower: $893.00."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan does not meet seasoning requirement for prior sale as the prior sale date was 4/XX/2024 and subject loan closing date is 7/XX/2024. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM Rebuttable Presumption test due to Fees charged $6,817.00 exceeds Fees threshold of $6,233.52 over by +$583.48.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $5,924.00
Points - Loan Discount Fee paid by Borrower: $893.00."	* Compliance Testing (Lvl 2) "Loan failed FHA QM Safe Harbor test due to APR calculated 6.650% exceeds APR threshold of 8.596% under by -1.946%. Subject loan is escrowed."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64175986	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	10.925%	240	xx	xx	xx	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	40.434%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/XX/2024, the subject mortgage was originated on 06/XX/2024 and was recorded on 07/XX/2024 in the amount of $XX in favor of RXX
There is an active prior mortgage against the subject property in favor of XX, in the amount of $XX, which originated on 06/XX/2022 and recorded on 06/XX/2022 with the instrument | XX
The annual combined taxes for 2024 have been paid in the amount of $5,664.85 on 10/XX/2024.
The annual combined taxes for 2023 have been paid in the amount of $5,664.85 on 10/XX/2023.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/2024. The last payment was received on 10/XX/2024 in the amount of $462.20, which was applied for the due date of 10/XX/2024. The current P&I is $XXith an interest rate 10.925%. The UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/2024. The current P&I is $XXith an interest rate 10.925%. The UPB is $xx.
The reason for default is not available in recent collection comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows an early payment default. As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/2024. The UPB is $xx."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 11.492% exceeds APR threshold of 10.080% over by +1.412%. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 11.579% exceeds APR threshold of 10.080% over by +1.499%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94255782	xx	xx	XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$15,565.98	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	7.125%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	21.172%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/024, the subject mortgage was originated on 9/XX/2023 and recorded on 10/XX/023 with the lender MERS as nominee for xx for the amount of $xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2024/2025 are due in the amount of $23,552.54 on 12/XX/2024 and 4/XX/2025.
The first and second installments of county taxes for 2023/2024 are delinquent in the amount of $15,565.98, which are good through 11/XX/024.
According to the latest payment history as of 10/XX/2024, the borrower is current with the loan and the next due date is 10/XX/024. The last payment was received on 10/XX/2024 in the amount of $9,432.06 which was applied to the due date of 9/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 7.125%.

Collections Comments:The loan is currently performing and the nexxt due date is 10/XX/024.
The last payment was received on 10/XX/2024 in the amount of $9,432.06 which was applied to the due date of 9/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The reason for default is unable to be determined.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 8/XX/2024, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows early payment default. According to the latest payment history as of 10/XX/2024, the borrower is current with the loan and the next due date is 10/XX/024. The unpaid principal balance is $xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35123651	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.750%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	661	50.075%	First	Final policy	Not Applicable	Not Applicable	xx	xx	Not Applicable	4.750%	$1,336.44	11/XX/2023	Financial Hardship	As per the review of updated title report dated 11/XX/2024, the subject mortgage was originated on 11/XX/2018 and was recorded on 11/XX/2018 in the amount of $xx in favor of xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 are due in the total amount of $5,000.50 on 12/XX/2024 and 4/XX/2025 respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of 10/XX/2024, the borrower is 1 month delinquent with the loan. The next due date is 9/XX/024. The last payment was received on 9/XX/2024 in the amount of $1,884.91 which was applied for the due date of 8/XX/024. The current P&I is $XX and the interest rate is 4.750%. The current UPB is $xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 10/XX/2024, the borrower is 1 month delinquent with the loan. The nexxt due date is 9/XX/024. The last payment was received on 9/XX/2024 in the amount of $1,884.91 which was applied for the due date of 8/XX/024. The current P&I is $XX and the interest rate is 4.750%. The current UPB is $XX.
No bankruptcy and foreclosure evidence has been found.
The loan was modified on 9/XX/2023 with the new modified principal balance of $286,939.82 and the first payment date of 11/XX/023.
The RFD is not available in the latest collection comments.
No damage or repairs have been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower and lender with an effective date of 9/XX/2023 and the new modified principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $XX with a modified interest rate of 4.75% starting on 11/XX/2023 and continuing until the new maturity date of 10/XX/2063. There is no deferred balance and principal forgiven amount.	Initial Escrow Acct Disclosure Missing Dicsloures	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 50.07%. Tape shows BWR2 stability of income was not established as the income was declining. Revised DTI is 68%. Further details not provided. Lender defect. Subject loan originated on 11/XX/018, and the 3-year SOL is expired. BWR1 has 1.94 years on the job as a medical assistant at xx; BWR2 has 1.58 years on the job as a xx at xx; FICO 661, and $95K equity in the subject."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is not signed by borrower."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.075%, as the borrower's income is $4,037.64, and total expenses are in the amount of $2,021.83. The loan was underwritten by LP xx) and its recommendation is accept with a DTI of 50%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32540260	xx	xx			XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.625%	360		xx	xx		xx	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	642	Not Applicable	27.438%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/XX/024, the subject mortgage originated on 7/XX/2024 and was recorded on 7/XX/2024 in the amount of $XX, in favor of MERS as nominee for XX No active judgments or liens have been found. The combined annual tax for 2023 has been paid in the amount of $968.74 on 7/XX/2024. The combined annual tax for 2024 has been due in the amount of $832.15 on 12/XX/2024. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/2024 in the amount of $802.78 (PITI), which was applied for the due date of 10/XX/024. The current P&I is $XXith an interest rate of 6.625%. The current UPB reflected as per payment history is $xx	Collections Comments:The current status of the loan is performing. As per the review of payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The current UPB reflected as per payment history is $XX The appraisal report is as is, and the photo addendum shows loose bricks and handrail decay noted. Estimated cost to cure is $600.00. The CC does not reflect any damage or repairs. No comments have been found for foreclosure and bankruptcy. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject is NOO and was approved at 27.43%. The tape shows debt miscalculation as the lender used the wrong monthly payment for the student loan debt. The revised DTI is 59%. Further details not provided. Lender defect. The subject loan originated on 7/XX/2024, and the 3-year SOL is active. BWR has 10 years on the job as xx and BWR has also been SE at xxfor 7 years, FICO 642, 0X30 since inception, $74K equity in the subject, and $1,704 residual income."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the photo addendum shows loose bricks and handrail decay noted. Estimated cost to cure is $600.00. 1004D report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$600.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	563	Not Applicable
93263	xx	xx			XX	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	8.125%	360		xx	xx		xx	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	762	Not Applicable	40.451%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/024, the subject mortgage was originated on 11/XX/2023 in the amount of $XX with the lender, XX which was recorded on 11/XX/2023. No active judgments or liens have been found. The annual combined taxes for 2023 were paid in the amount of $1,989.66 on 8/XX/024. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/XX/024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $1,043.71 (PITI) and was applied to the due date of 10/XX/024. The monthly P&I is $XXand the interest rate is 8.125%. The current UPB is $xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 10/XX/024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The current UPB is $XX. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 40.45%. The tape shows undisclosed debt opened prior to closing. The revised DTI is 51.76%. BWR defect. The subject loan originated on 11/XX/2023, and the 3-year SOL is active. BWR has 9.75 years on the job as xx, FICO 762, 0X30 since inception, $68K equity in the subject, and $3,305 residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	709	Not Applicable
20508595	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.500%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	796	761	38.872%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/XX/024, the subject mortgage originated on 1/XX/2024 and was recorded on 1/XX/2024 in the amount of $240,000.00 in favor of MERS as nominee for XX
There are 4 water/sewer liens against the subject property in the total amount of $6,765.40 filed by city of XX which were recorded on different dates.
There are 4 prior municipal liens against the subject property in the total amount of $1,334.09 filed by XX which were recorded on different dates.
There are 3 prior state tax liens against the borrower XX in the total amount of $114,593.81 filed by different plaintiffs which were recorded on different dates.
There is a USA lien against the borrower,XXin favor of United States of America in the amount of $768,247.44 which was recorded on 9/XX/2018. The SSN/DOB is not mentioned in the available document.
There is a prior civil judgment found against the borrower XX in favor of XX Clerk in the amount of $326.55, which was recorded on 5/XX/2010.
The city annual tax for 2024 has been paid in the amount of $3,594.69 on 3/XX/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the next due date is 11/XX/024. The last payment was received on 9/XX/2024 in the amount of $1,871.03 which was applied for the due date of 10/XX/024. The current monthly P&I is $XX with an interest rate of 6.375%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan, and the nexxt due date is 11/XX/024. The current UPB reflected as per the payment history is $XX.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
Unable to determine the current occupancy from the collection comments.
xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance failing for state regulations. PA license validation test. In the state of PA, the lender is licensed under state ID #31242 as per the NMLS web site."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $7,045.00 exceeds fees threshold of $5,969.36 over by +$75.64.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $4,800.00
Points - Loan Discount Fee paid by Borrower: $1,195.00
Underwriting Fee paid by Borrower: $1,050.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $7,045.00 exceeds fees threshold of $6,969.36 over by +$75.64.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $4,800.00
Points - Loan Discount Fee paid by Borrower: $1,195.00
Underwriting Fee paid by Borrower: $1,050.00."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by the borrower."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape and review of the appraisal report show the subject condo project is a commercial property. Subject is a unit at Packard Grande Project and has hotels and restaurants on the 1st through 14th floors. Further details not provided. xx search shows an estimated value of $XXK. Current UPB $XXK."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41456685	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$194.52	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	4.500%	360	xx	xx	xx	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	771	787	47.565%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 11/XX/2024, the subject mortgage was originated on 03/XX/2022 and recorded on 03/XX/2022 in the amount of $xx in favor of “MERS as nominee for xx
No active liens and judgments have been found against borrower and property.
The first and second installments of county taxes for 2023 are paid total in the amount of $392.24.
The second installment of county taxes for 2024 is due in the amount of $194.52.
The first installment of county taxes for 2024 has been delinquent in the amount of $194.52 which is payable through 11/XX/2024.
According to the payment history as of 10/XX/2024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the next due date for payment is 11/XX/024. The P&I is $XXnd PITI is $991.43. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/XX/2024, the borrower is current with the loan. The last payment was received on 10/XX/024, which was applied for the due date of 10/XX/024 and the nexxt due date for payment is 11/XX/024. The P&I is $XXnd PITI is $991.43. The UPB reflected as per the payment history is $XX.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan does not meet seasoning period requirements of 6 months for prior foreclosure history of BWR2. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22729875	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XX	6.990%	360	xx	xx	xx	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	760	49.780%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/XX/024, the subject mortgage was originated on 4/XX/2024 and recorded on 4/XX/2024 with the lender MERS as nominee for xx for the amount of $xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2024 are due in the amount of $7,958.45.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 11/XX/024, the borrower is current with the loan and the next due date is 11/XX/024. The last payment was received on 10/XX/024 in the amount of $2,295.96 which was applied to the due date of 10/XX/024. The unpaid principal balance is $xx. The current P&I is $XX and the interest rate is 6.990%.

Collections Comments:The loan is currently performing and the nexxt due date is 11/XX/024.
The last payment was received on 10/XX/024 in the amount of $2,295.96 which was applied to the due date of 10/XX/024. The unpaid principal balance is $XX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.78%. Tape shows income miscalculation. The revised DTI is 68.65%. Further details not provided. Lender defect. The subject loan originated on 4/XX/2024, and the 3-year SOL is active. BWR1 receives disability income. BWR2 has 5.25 years on the job as a xxand receives social security income, FICO 768, $15K equity in the subject, and $1,928 residual income."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 2/XX/2024 reflects points-loan discount fee at $2,755.00. Final CD dated 4/XX/2024 reflects points-loan discount fee at $5,518.27. This is an increase of $2,763.27 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.   Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 2/XX/2024 reflects recording fee at $168.00. Final CD dated 4/XX/2024 reflects recording fee at $375.00. This is an increase in fee of $190.20 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Subject loan is purchase case, originated on 4/XX/2024 and the SOL is 1 year."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated 4/XX/2024 reflects cash to in the amount of $3,501.01."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable